UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07076

                           WILSHIRE MUTUAL FUNDS, INC.

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        WILSHIRE ASSOCIATES INCORPORATED
                          1299 OCEAN AVENUE, SUITE 700
                           SANTA MONICA, CA 90401-1085

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                           LAWRENCE DAVANZO, PRESIDENT
                          1299 OCEAN AVENUE, SUITE 700
                           SANTA MONICA, CA 90401-1085

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 310-260-6639
                      DATE OF FISCAL YEAR END: DECEMBER 31
                     DATE OF REPORTING PERIOD: JUNE 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


                          [LOGO] WILSHIRE MUTUAL FUNDS

                               SEMI-ANNUAL REPORT
                                   (Unaudited)

                         LARGE COMPANY GROWTH PORTFOLIO
                          LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                          SMALL COMPANY VALUE PORTFOLIO
                     DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
                       WILSHIRE LARGE CAP CORE 130/30 FUND

                                  JUNE 30, 2008
                                ----------------
                                www.wilfunds.com

                          WILSHIRE MUTUAL FUNDS, INC.

Shareholder Letter ........................................................    1
Large Company Growth Portfolio:
   Commentary: ............................................................    3
Large Company Value Portfolio:
   Commentary: ............................................................    6
Small Company Growth Portfolio:
   Commentary: ............................................................    9
Small Company Value Portfolio:
   Commentary: ............................................................   12
Dow Jones Wilshire 5000 Index Portfolio:
   Commentary: ............................................................   15
Wilshire Large Cap Core 130/30 Fund:
   Commentary: ............................................................   18
Disclosure of Fund Expenses ...............................................   21
Condensed Schedules of Investments:
   Large Company Growth Portfolio .........................................   24
   Large Company Value Portfolio ..........................................   26
   Small Company Growth Portfolio .........................................   28
   Small Company Value Portfolio ..........................................   30
   Dow Jones Wilshire 5000 Index Portfolio ................................   32
Schedule of Investments:
   Wilshire Large Cap Core 130/30 Fund ....................................   34
Schedule of Securities Sold Short:
   Wilshire Large Cap Core 130/30 Fund ....................................   41
Statements of Assets and Liabilities ......................................   45
Statements of Operations ..................................................   47
Statements of Changes in Net Assets .......................................   48
Statement of Cash Flows ...................................................   52
Financial Highlights:
   Large Company Growth Portfolio .........................................   53
   Large Company Value Portfolio ..........................................   55
   Small Company Growth Portfolio .........................................   57
   Small Company Value Portfolio ..........................................   59
   Dow Jones Wilshire 5000 Index Portfolio ................................   61
   Wilshire Large Cap Core 130/30 Fund ....................................   65
Notes to Financial Statements .............................................   67
Additional Fund Information ...............................................   77

          ------------------------------------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO, DOW JONES WILSHIRE 5000 INDEX PORTFOLIO AND WILSHIRE LARGE CAP CORE 130/30 FUND. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

 Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Dear Wilshire Mutual Funds Shareholder:

We are pleased to present this Semi-Annual Report to all shareholders of the Wilshire Mutual Funds, Inc. This report covers the six month period ended June 30, 2008 (the "Period"), for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire Large Cap Core 130/30 Fund, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio.

MARKET ENVIRONMENT

The first half of 2008 has been one of the most challenging periods for the U.S. economy and capital markets. The economy continues to experience a significant overhang from the correction in the housing market that began in 2007. Employment has been weak with recent unemployment claims rising to a six year high and July's unemployment rate at 5.7%. GDP growth has been muted for several quarters with recent quarters being revised downward. The second quarter GDP grew at a 1.9% rate, boosted by the $80 billion tax rebate program. First quarter growth was revised down to 0.9%, and the 4th quarter of 2007 was revised downward to (0.2)%. While technically not in a recession (which traditionally is defined as two consecutive quarters of negative GDP growth), the economy will continue to face numerous challenges for the remainder of the year.

There are some bright spots. Interest rates continue to remain low, with the Fed's recent decision to maintain the Fed Funds rate at 2%. Although inflation is running at a 4.1% annual rate for the year ended June 30, recent declines in oil prices and other commodities have reduced the pressure on the Fed to raise rates to tamp down a higher inflation. While housing prices continue to decline in most markets, the June index for sales contracts rose 5.3%, a leading indicator of existing home sales. The government's housing legislation to shore up Fannie Mae and Freddie Mac is expected to reduce foreclosures. Lastly, productivity has shown surprising strength.

The U.S. stock market has experienced significant volatility over the past six months as investors have wrestled with the many challenges facing the economy. During the first quarter, the market declined significantly in reaction to numerous factors, notably weak economic data, the collapse of Bear Stearns and rising energy prices. Then, in mid-March, stocks began to rally but by early May, investors began selling again with declining stock prices continuing through the month of June. For the six months ended June 30, 2008, the Dow Jones Wilshire 5000 Index, the broadest measure of the stock market, declined 10.9%. Value stocks fell 13.6%, trailing growth stocks which declined only 9.1%. Financial stocks, which comprise 14% of the overall market and 28% of value stocks, declined nearly 30% for the six months. Energy stocks, making up 16% of the market, were up over 8%. But there were dramatic swings in both sectors throughout the market, making it very difficult for investors to take advantage of any long-term trends.

In many ways, this created a two decision market. Investors who made the right call underweighting Financials and overweighting Energy stocks looked like heroes. Unfortunately, there weren't many heroes around for the past six months.

FUND PERFORMANCE OVERVIEW

Wilshire manages six funds, five actively managed, multi-manager funds, and a Dow Jones Wilshire 5000 Index Portfolio. As expected, the Index Fund closely tracked its benchmark for the quarter, with a return of (11.4)% vs. (10.9)% for the Dow Jones Wilshire 5000 Index. The five actively managed funds had mixed results. The Wilshire Large Cap Core 130/30 Fund, launched late last year, performed in line with expectations, returning 0.75% above the S&P 500 Index for the period. The Fund is managed by four experienced 130/30 managers, two using a fundamental stock picking approach, and two quantitative managers. The Small Company Growth Portfolio also performed well, beating its benchmark by 1% for the period with a return of (7.9)% vs. (8.9)% for the Russell 2000 Growth Index.

In the value sector, Wilshire's Large and Small Company Value Portfolios both slightly trailed their benchmarks during a difficult period for value stocks. The Large Company Value Portfolio fell 14.3% vs. 13.6% for the Russell 1000 Value Index, due mostly to the continued disappointing results from one of the three subadvisors, Pzena Investment Management. Pzena continued to overweight financial stocks, including Fannie Mae and Freddie Mac. Pzena is often early in its convictions, and we expect the Fund to benefit substantially from its holdings as the Financial sector recovers. The Small Company Value Portfolio trailed its benchmark by 0.5% during the six months with one of the subadvisors beating its benchmark, and the other trailing its benchmark.

Wilshire's largest fund by assets and number of subadvisors is the Large Company Growth Portfolio. Restructured in January 2007 with six new subadvisors, the fund got off to a good start in 2007, returning 16.3% vs. 11.8% for the Russell 1000 Growth Index for the calendar year. The past six months have been more challenging, with the fund falling short of its benchmark by 2.4%. Importantly, since the fund's restructuring in early 2007, performance has been strong against its benchmark. The annualized return from February 1, 2007 through June 30, 2008 was 0.5%, 1.1% above the return for the Russell 1000 Growth Index.

Wilshire's investment process focuses on hiring subadvisors with a demonstrated ability to add value, and blending those subadvisors to manage investment style risk. We will continue to strive to improve the performance of each fund for the remainder of 2008.

Sincerely,

/s/ Lawrence E. Davanzo
----------------------------------
Lawrence E. Davanzo
President

* THE PERFORMANCE STATED IS FOR INVESTMENT CLASS SHARES. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE QUOTED TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY                                                                [LOGO]

--------------------------------------------------------------------------------

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** ........................................    (11.46)%
ONE YEAR ENDED 06/30/08 ............................................     (5.65)%
FIVE YEARS ENDED 06/30/08 ..........................................      7.14%
TEN YEARS ENDED 06/30/08 ...........................................      3.02%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** ........................................    (11.28)%
ONE YEAR ENDED 06/30/08 ............................................     (5.24)%
FIVE YEARS ENDED 06/30/08 ..........................................      7.53%
TEN YEARS ENDED 06/30/08 ...........................................      3.36%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended June 30, 2008, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

**    Not Annualized.

--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

The first half of 2008 was characterized by turbulence in the financial markets which began with a notable correction in the month of January. This correction was succeeded by increasing volatility and heightened concerns on behalf of investors as credit conditions continued to worsen. Despite a difficult first quarter, the second quarter began with a strong rebound in equity markets, as first quarter GDP was revised up and corporate earnings beat expectations. This rally was short lived, however, as investor sentiment quickly turned bearish when it became evident that much of the financial turmoil which plagued markets during the first quarter was not yet over. Weakness in the US job market coupled with expectations of additional write-downs in the Financials sector caused significant equity market declines in June, ending the first half of the year on a disappointing note. The Wilshire Large Company Growth Portfolio underperformed during the first quarter, but yielded strong relative performance during the second quarter. Unfortunately, the Fund's underperformance during the first quarter outweighed the positive results during the second quarter, falling short of its benchmark for the first half of 2008.

The performance of the Fund was primarily attributable to the underperformance of several of the Fund's sub-advisors during the month of January, most notably Logan Capital Management ("Logan") and Victory Capital Management ("Victory"), as the more aggressive positioning of both strategies proved to be out of favor during the market correction in the first quarter. Fortunately, both sub-advisors yielded favorable returns during the second quarter. Furthermore, the less aggressive positioning by Quest Investment Management, Sawgrass Asset Management, and Los Angeles Capital provided an effective buffer during the month of June, as all three sub-advisors outperformed as the equity market slid on economic and financial concerns. Wilshire's disciplined investment approach of combining unique investment philosophies and growth sub-styles was again beneficial during the quarter, as the sub-advisors provided complementary performance in up and down markets. Following a strong second quarter, the Fund remains well positioned to take advantage of the current opportunities in the equity market.

--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                              (As of June 30, 2008)

                                   [PIE CHART]

INFORMATION TECHNOLOGY                                                     27.7%
HEALTH CARE                                                                16.0%
INDUSTRIALS                                                                14.8%
ENERGY                                                                     13.4%
CONSUMER STAPLES                                                            6.5%
MATERIALS                                                                   6.3%
FINANCIALS                                                                  6.0%
CONSUMER DISCRETIONARY                                                      5.8%
UTILITIES                                                                   1.9%
TELECOMMUNICATIONS SERVICES                                                 1.3%
INVESTMENT COMPANY                                                          0.3%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY                                                                [LOGO]

--------------------------------------------------------------------------------

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** ........................................    (14.33)%
ONE YEAR ENDED 06/30/08 ............................................    (21.34)%
FIVE YEARS ENDED 06/30/08 ..........................................      7.21%
TEN YEARS ENDED 06/30/08 ...........................................      3.53%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** ........................................    (14.23)%
ONE YEAR ENDED 06/30/08 ............................................    (21.11)%
FIVE YEARS ENDED 06/30/08 ..........................................      7.48%
TEN YEARS ENDED 06/30/08 ...........................................      3.80%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended June 30, 2008, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

**    Not Annualized.

--------------------------------------------------------------------------------

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

The first half of 2008 was characterized by turbulence in the financial markets which began with a notable correction during the month of January. Large Cap Value equities held up well relative to their growth counterparts during this correction, as the Financials sector was resilient in January. The early rally in this sector however, was succeeded by increasing volatility and heightened concerns on behalf of investors as credit conditions continued to worsen, thereby hampering on the performance of Financials. The second quarter began with a strong rebound in equity markets, as first quarter GDP was revised up and corporate earnings beat expectations. This rally was short lived, however, as investor sentiment quickly turned bearish when it became evident that much of the financial turmoil which plagued markets during the first quarter was not yet over. Weakness in the US job market coupled with expectations of additional write-downs in the Financials sector caused equity market declines in June.

The Wilshire Large Cap Value Portfolio underperformed the Russell 1000 Growth Index during the first half of 2008, primarily due to a difficult first quarter. The Fund's performance was primarily attributable to the underperformance of two of its sub-advisors early in the first quarter, as both Acadian Asset Management ("Acadian") and Systematic Financial Management ("Systematic") maintained notable underweight exposure in the Financials sector in January. The Fund's underweight exposure to Energy also hindered results during the first quarter, as the Fund's deeper value oriented sub-advisor, Pzena Investment Management, found attractive valuations in other sectors of the market. It's important to note however, that both Acadian and Systematic outperformed the benchmark by significant margins during the second quarter. Due to the complementary positioning of Systematic and Acadian, the Wilshire Large Company Value Portfolio maintained a slight underweight position in Financials, which proved to be beneficial late in the second quarter. Wilshire has made no changes to the allocations of the sub-advisors, as the Fund continues to exhibit healthy portfolio characteristics with attractive valuations relative to the market.

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LARGE COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                              (As of June 30, 2008)

                                   [PIE CHART]

FINANCIALS                                                                 22.3%
ENERGY                                                                     17.1%
HEALTH CARE                                                                10.3%
INFORMATION TECHNOLOGY                                                     10.1%
CONSUMER STAPLES                                                           10.1%
CONSUMER DISCRETIONARY                                                      8.6%
MATERIALS                                                                   7.0%
INDUSTRIALS                                                                 6.8%
UTILITIES                                                                   4.7%
TELECOMMUNICATIONS SERVICES                                                 3.0%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY                                                                [LOGO]

--------------------------------------------------------------------------------

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** ........................................     (7.91)%
ONE YEAR ENDED 06/30/08 ............................................     (8.92)%
FIVE YEARS ENDED 06/30/08 ..........................................     10.32%
TEN YEARS ENDED 06/30/08 ...........................................      5.08%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** ........................................     (8.00)%
ONE YEAR ENDED 06/30/08 ............................................     (8.85)%
FIVE YEARS ENDED 06/30/08 ..........................................     10.58%
TEN YEARS ENDED 06/30/08 ...........................................      5.30%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended June 30, 2008, each class waived 60 basis points on an annualized basis. Without such waivers and reimbursements, historical total returns would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

**    Not Annualized.

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

The first half of 2008 was characterized by turbulence in the financial markets which began with a notable correction in the month of January. This correction was succeeded by increasing volatility and heightened concerns on behalf of investors as credit conditions continued to worsen. On a sector basis, Health Care and Information Technology, which make up a significant portion of the small cap growth market, were among the worst performing sectors during the first quarter. The second quarter proved to be favorable for small cap growth equities, which rebounded significantly following a challenging start to 2008. Consistent with most of the market, small cap growth equities provided a dramatic rally early in the quarter, however the weakness in the US job market coupled with expectations of additional write-downs in the Financials sector also plagued small cap growth equities with negative sentiment. Fortunately, the strong returns experienced during April and May far outweighed the losses experienced during the month of June.

The Wilshire Small Company Growth Portfolio outperformed the Russell 2000 Growth Index during the first half of 2008,due primarily to a very strong second quarter. Ranger Investment Management and Los Angeles Capital Management outperformed the benchmark, as both sub-advisors opportunistically positioned their portfolios with overweight exposure to the strong performing Energy sector, while underweighting Financials. Wilshire did not make any changes to the allocations of the Subadvisors during the quarter, as characteristics remain in line with expectations, and year-to-date relative performance remains competitive.

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                              (As of June 30, 2008)

                                   [PIE CHART]

INFORMATION TECHNOLOGY                                                     23.1%
HEALTH CARE                                                                22.3%
INDUSTRIALS                                                                19.0%
ENERGY                                                                     16.7%
CONSUMER DISCRETIONARY                                                      8.3%
MATERIALS                                                                   3.6%
FINANCIALS                                                                  3.3%
TELECOMMUNICATIONS SERVICES                                                 1.7%
UTILITIES                                                                   1.2%
CONSUMER STAPLES                                                            0.8%
PREFERRED STOCK                                                             0.0%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY                                                                [LOGO]

--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** .........................................   (10.31)%
ONE YEAR ENDED 06/30/08 .............................................   (20.13)%
FIVE YEARS ENDED 06/30/08 ...........................................    10.42%
TEN YEARS ENDED 06/30/08 ............................................     6.06%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** .........................................    (9.93)%
ONE YEAR ENDED 06/30/08 .............................................   (19.65)%
FIVE YEARS ENDED 06/30/08 ...........................................    10.82%
TEN YEARS ENDED 06/30/08 ............................................     6.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended June 30, 2008, each class waived 60 basis points on an annualized basis. Without such waivers and reimbursements, historical total returns would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

**    Not Annualized.

--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

Following a challenging 2007 for the small cap value segment of the market, small cap value equities continued to struggle during the first half of 2008. The first half of 2008 was characterized by turbulence in the financial markets which began with a notable correction during the month of January, which favored the Financials sector. The early rally in this sector, however, was succeeded by increasing volatility and heightened concerns on behalf of investors as credit conditions continued to worsen, thereby hampering the performance of Financials. The second quarter began with a strong rebound in equity markets, as first quarter GDP was revised up and corporate earnings beat expectations. This rally was short lived, however, as investor sentiment quickly turned bearish when it became evident that much of the financial turmoil which plagued markets during the first quarter was not yet over. Weakness in the US job market coupled with expectations of additional write-downs in the Financials sector caused equity market declines in June. The Wilshire Small Company Value Portfolio slightly underperformed the Russell 2000 Value Index on a year-to-date basis, primarily due to a challenging first quarter. The Fund's underperformance was due to several factors and was partially the result of the cautionary underweight position in the Financials sector on behalf of the Fund's sub-advisors early in the year. The Fund's more active sub-advisor, NWQ, also suffered from selection within the Industrials and Materials sectors, where the Subadvisor maintained a significant overweight relative to its benchmark. Fortunately, the positioning of both sub-advisors proved to be favorable late in the first quarter and second quarter, as they benefited from overweight positions in the Energy sector, coupled with strong broad based security selection. NWQ's dramatic underweight in Financials was also favorable. Despite a strong second quarter, the Fund continues to marginally trail the Russell 2000 Value Index for the year-to-date. Both NWQ and LA Capital outperformed by a significant margin in 2007, and continue to provide competitive results over longer-time periods. Wilshire did not make any structural changes to the Fund during the quarter, as we believe the Fund is well positioned with portfolio characteristics that remain consistent with our expectations.

--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                              (As of June 30, 2008)

                                  [PIE CHART]

FINANCIALS                                                                 24.9%
INDUSTRIALS                                                                19.0%
ENERGY                                                                     11.7%
INFORMATION TECHNOLOGY                                                     11.3%
MATERIALS                                                                   9.4%
CONSUMER DISCRETIONARY                                                      7.6%
HEALTH CARE                                                                 6.8%
CONSUMER STAPLES                                                            4.4%
UTILITIES                                                                   4.3%
TELECOMMUNICATIONS SERVICES                                                 0.6%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY                                                                [LOGO]

--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** .........................................   (11.35)%
ONE YEAR ENDED 06/30/08 .............................................   (13.21)%
FIVE YEARS ENDED 06/30/08 ...........................................     7.64%
INCEPTION (02/01/99) THROUGH 06/30/08 ...............................     1.84%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** .........................................   (11.12)%
ONE YEAR ENDED 06/30/08 .............................................   (12.93)%
FIVE YEARS ENDED 06/30/08 ...........................................     7.91%
INCEPTION (02/01/99) THROUGH 06/30/08 ...............................     2.12%

                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** .........................................   (11.35)%
ONE YEAR ENDED 06/30/08 .............................................   (13.24)%
FIVE YEARS ENDED 06/30/08 ...........................................     7.49%
INCEPTION (05/10/00) THROUGH 06/30/08 ...............................     0.84%

                            HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** .........................................   (11.31)%
ONE YEAR ENDED 06/30/08 .............................................   (13.24)%
FIVE YEARS ENDED 06/30/08 ...........................................     7.54%
INCEPTION (12/10/99) THROUGH 06/30/08 ...............................     1.99%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended June 30, 2008, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

**    Not Annualized.

--------------------------------------------------------------------------------

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

The first half of 2008 was characterized by turbulence in the financial markets which began with a notable correction in the month of January. This correction represented a tremendous reversal in the market, when many of the strongest performing equities during the calendar year of 2007 sold off as investors took profits and de-leveraged their portfolios. Commensurate with this reversal, the Financials sector began the year with strong relative performance, which was short-lived and succeeded by increasing volatility and heightened concerns on behalf of investors as credit conditions continued to worsen. The second quarter then began with a strong rebound in equity markets, as first quarter GDP was revised up and corporate earnings beat expectations. This rally was short lived, however, as investor sentiment quickly turned bearish when it became evident that much of the financial turmoil which plagued markets during the first quarter was not yet over. Weakness in the US job market coupled with expectations of additional write-downs in the Financials sector were the primary causes of equity market declines in June, which muted the strong results during the first two months of the quarter. Furthermore, rising energy prices continued to heighten economic woes, despite providing handsome returns for energy related companies. On an absolute basis, the Dow Jones Wilshire 5000 Index Portfolio (Institutional Class Shares) was down (11.12)% on a year-to-date basis. Performance was primarily attributable to ongoing declines in the Financials sector, coupled with dismal results on a broad basis across most of the equity market. The only positive sectors for the year-to-date were Energy and Materials, as both sectors continued to benefit from rising commodity prices throughout the year. Unfortunately, these two sectors only represent approximately 17% of the index, and provided only a moderate buffer against the rest of the market. The Dow Jones Wilshire 5000 Index Portfolio continues to perform within our expectations, providing broad exposure to the U.S. equity market.

--------------------------------------------------------------------------------

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                              (As of June 30, 2008)

                                  [PIE CHART]

INFORMATION TECHNOLOGY                                                     16.3%
ENERGY                                                                     15.6%
FINANCIALS                                                                 15.2%
INDUSTRIALS                                                                11.8%
HEALTH CARE                                                                11.5%
CONSUMER STAPLES                                                            9.2%
CONSUMER DISCRETIONARY                                                      8.7%
MATERIALS                                                                   4.4%
UTILITIES                                                                   4.2%
TELECOMMUNICATIONS SERVICES                                                 3.1%
PREFERRED STOCK                                                             0.0%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE LARGE CAP CORE 130/30 FUND
COMMENTARY                                                                [LOGO]

--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** .........................................   (11.27)%
INCEPTION (11/15/07) THROUGH 06/30/08 ...............................   (10.20)%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/08** .........................................   (11.17)%
INCEPTION (11/15/07) THROUGH 06/30/08 ...............................   (10.08)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended June 30, 2008, the Investment Class and Institutional Class waived 1.12 and 1.11 basis points on an annualized basis, respectively. Without such waivers and reimbursements, historical total returns would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

**    Not Annualized.

--------------------------------------------------------------------------------

WILSHIRE LARGE CAP CORE 130/30 FUND
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

The first half of 2008 was characterized by turbulence in the financial markets which began with a notable correction in the month of January. This correction represented a tremendous reversal in the market, when many of the strongest performing equities during the calendar year of 2007 sold off as investors took profits and de-leveraged their portfolios. Commensurate with this reversal, the Financials sector began the year with strong relative performance, which was short-lived and succeeded by increasing volatility and heightened concerns on behalf of investors as credit conditions continued to worsen. The second quarter then began with a strong rebound in equity markets, as first quarter GDP was revised up and corporate earnings beat expectations. This rally was short lived, however, as investor sentiment quickly turned bearish when it became evident that much of the financial turmoil which plagued markets during the first quarter was not yet over. Weakness in the US job market coupled with expectations of additional write-downs in the Financials sector were the primary causes of equity market declines in June, which muted the strong results during the first two months of the quarter. Furthermore, rising energy prices continued to heighten economic woes, despite providing handsome returns for energy related companies.

Despite a rather tumultuous market, the Wilshire Large Cap Core 130/30 Fund outpaced the S&P 500 Index on a year-to-date basis. The most notable contributors to outperformance were AXA Rosenberg ("AXA") and Thompson, Siegel & Walmsley ("TS&W"), as both firms benefited from underweight exposures to the Financials sector coupled with strong broad based security selection. Wilshire's management team recently repositioned the Fund's allocations to its sub-advisors, with moderate increases in the allocations to Twin Capital Management and TS&W to ensure that the Fund's positioning remains consistent with its style neutral objective and effective subadvisor diversification. We believe the Fund is well positioned with portfolio characteristics that remain consistent with our expectations. We remain confident that the 130/30 approach of the Fund will continue to provide more breadth to exploit opportunities in the large cap equity market, as it continues to outperform the S&P 500 Index on a year-to-date basis.

--------------------------------------------------------------------------------

WILSHIRE LARGE CAP CORE 130/30 FUND
COMMENTARY - (CONTINUED)                                                  [LOGO]

--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                              (As of June 30, 2008)

                                  [PIE CHART]

INFORMATION TECHNOLOGY                                                     17.3%
ENERGY                                                                     14.7%
INDUSTRIALS                                                                12.7%
FINANCIALS                                                                 11.2%
CONSUMER DISCRETIONARY                                                     10.4%
HEALTH CARE                                                                10.1%
CONSUMER STAPLES                                                            9.6%
MATERIALS                                                                   6.6%
UTILITIES                                                                   4.4%
TELECOMMUNICATIONS SERVICES                                                 2.8%
INVESTMENT COMPANY                                                          0.2%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES                                               [LOGO]
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio (or a "fund"), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's ACTUAL return for the past six month period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Portfolio's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                 Beginning    Ending
                                                  Account     Account                  Expenses Paid
                                                   Value       Value      Expense      During Period
                                                 01/01/08    06/30/08    Ratio(1)   01/01/08-06/30/08(2)
                                                 ---------   ---------   --------   --------------------
LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .............................   $1,000.00   $  885.40     1.48%           $6.94
Institutional Class ..........................   $1,000.00   $  887.20     1.08%           $5.07
HYPOTHETICAL 5% RETURN
Investment Class .............................   $1,000.00   $1,017.50     1.48%           $7.42
Institutional Class ..........................   $1,000.00   $1,019.49     1.08%           $5.42

LARGE COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .............................   $1,000.00   $  856.70     1.55%           $7.16
Institutional Class ..........................   $1,000.00   $  857.70     1.29%           $5.96
HYPOTHETICAL 5% RETURN
Investment Class .............................   $1,000.00   $1,017.16     1.55%           $7.77
Institutional Class ..........................   $1,000.00   $1,018.45     1.29%           $6.47

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .............................   $1,000.00   $  920.90     1.45%           $6.93
Institutional Class ..........................   $1,000.00   $  920.00     1.18%           $5.63
HYPOTHETICAL 5% RETURN
Investment Class .............................   $1,000.00   $1,017.65     1.45%           $7.27
Institutional Class ..........................   $1,000.00   $1,019.00     1.18%           $5.92

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .............................   $1,000.00   $  896.90     1.29%           $6.08
Institutional Class ..........................   $1,000.00   $  900.70     0.97%           $4.58
HYPOTHETICAL 5% RETURN
Investment Class .............................   $1,000.00   $1,018.45     1.29%           $6.47
Institutional Class ..........................   $1,000.00   $1,020.04     0.97%           $4.87

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                 Beginning    Ending
                                                  Account     Account                   Expenses Paid
                                                   Value       Value      Expense       During Period
                                                 01/01/08    06/30/08    Ratio(1)   01/01/08-06/30/08(2)
                                                 ---------   ---------   --------   --------------------
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .............................   $1,000.00   $  886.50     0.72%           $ 3.38
Institutional Class ..........................   $1,000.00   $  888.80     0.43%           $ 2.02
Qualified Class ..............................   $1,000.00   $  886.50     0.83%           $ 3.89
Horace Mann Class ............................   $1,000.00   $  886.90     0.78%           $ 3.66
HYPOTHETICAL 5% RETURN
Investment Class .............................   $1,000.00   $1,021.23     0.72%           $ 3.62
Institutional Class ..........................   $1,000.00   $1,022.73     0.43%           $ 2.16
Qualified Class ..............................   $1,000.00   $1,020.74     0.83%           $ 4.17
Horace Mann Class ............................   $1,000.00   $1,020.98     0.78%           $ 3.92

WILSHIRE LARGE CAP CORE 130/30 FUND
--------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .............................   $1,000.00   $  888.30     2.75%           $12.91
Institutional Class ..........................   $1,000.00   $  887.30     2.47%           $11.59
HYPOTHETICAL 5% RETURN
Investment Class .............................   $1,000.00   $1,017.40     2.75%           $13.75
Institutional Class ..........................   $1,000.00   $1,018.65     2.47%           $12.36

(1)   ANNUALIZED, BASED ON THE PORTFOLIO'S MOST RECENT FISCAL HALF-YEAR
      EXPENSES.

(2) EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 366.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                             JUNE 30, 2008  [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS                            (UNAUDITED)

--------------------------------------------------------------------------------

                                               Percentage of
   Shares                                      Net Assets (%)         Value
-----------                                    --------------   ---------------
COMMON STOCK -- 97.8%

CONSUMER DISCRETIONARY -- 5.7%
     80,000   Coach, Inc.+(a) ...............             0.6   $     2,310,400
     48,870   Nike, Inc., Class B ...........             0.8         2,913,141
    430,403   Other Securities ..............             4.3        16,566,570
                                                                ---------------
                                                                     21,790,111
                                                                ---------------
CONSUMER STAPLES -- 6.4%
    206,676   CVS ...........................             2.1         8,178,169
     47,950   PepsiCo, Inc. .................             0.8         3,049,141
     37,240   Procter & Gamble Co. ..........             0.6         2,264,564
    238,559   Other Securities ..............             2.9        10,974,634
                                                                ---------------
                                                                     24,466,508
                                                                ---------------
ENERGY -- 13.1%
     16,845   Apache Corp. ..................             0.6         2,341,455
     47,850   Exxon Mobil Corp. .............             1.1         4,217,020
     46,500   FMC Technologies, Inc.+ .......             0.9         3,577,245
     60,953   Halliburton Co. ...............             0.9         3,234,776
     60,885   National Oilwell Varco,
              Inc.+ .........................             1.4         5,401,717
     48,235   Schlumberger, Ltd. ............             1.4         5,181,886
     29,736   Transocean, Inc. ..............             1.2         4,531,469
     56,989   XTO Energy, Inc. ..............             1.0         3,904,316
    290,509   Other Securities ..............             4.6        17,743,503
                                                                ---------------
                                                                     50,133,387
                                                                ---------------
FINANCIALS -- 5.8%
     38,250   Aflac, Inc. ...................             0.6         2,402,100
     61,143   American Express Co.(a) .......             0.6         2,303,257
      9,122   CME Group, Inc. ...............             0.9         3,495,460
     19,321   Goldman Sachs Group, Inc.
              (The) .........................             0.9         3,379,243
    392,488   Other Securities ..............             2.8        10,755,564
                                                                ---------------
                                                                     22,335,624
                                                                ---------------
HEALTH CARE -- 15.7%
     61,700   Allergan, Inc.(a) .............             0.8         3,211,485
     60,980   Baxter International, Inc. ....             1.0         3,899,061
     79,200   Celgene Corp.+ ................             1.3         5,058,504
    209,730   Gilead Sciences, Inc.+ ........             2.9        11,105,203

                                               Percentage of
   Shares                                      Net Assets (%)         Value
-----------                                    --------------   ---------------
HEALTH CARE (CONTINUED)
     46,757   Johnson & Johnson .............             0.8   $     3,008,345
     74,915   Stryker Corp. .................             1.2         4,710,654
     69,195   Thermo Fisher Scientific,
              Inc.+ .........................             1.0         3,856,238
    540,723   Other Securities ..............             6.7        25,063,578
                                                                ---------------
                                                                     59,913,068
                                                                ---------------
INDUSTRIALS -- 14.6%
    158,900   ABB, Ltd. ADR+ ................             1.2         4,500,048
     36,700   Burlington Northern
              Santa Fe Corp. ................             1.0         3,665,963
     40,570   CSX Corp. .....................             0.7         2,548,202
     63,750   Expeditors International of
              Washington, Inc. ..............             0.7         2,741,250
     19,284   Flowserve Corp. ...............             0.7         2,636,124
     29,857   Joy Global, Inc. ..............             0.6         2,264,056
     36,659   Precision Castparts Corp. .....             0.9         3,532,828
    558,235   Other Securities ..............             8.8        33,855,499
                                                                ---------------
                                                                     55,743,970
                                                                ---------------
INFORMATION TECHNOLOGY -- 27.1%
     92,871   Adobe Systems, Inc.+ ..........             1.0         3,658,189
     67,390   Apple, Inc.+ ..................             2.9        11,283,781
    324,840   Cisco Systems, Inc.+ ..........             2.0         7,555,777
    137,500   Cognizant Technology
              Solutions Corp., Class A+ .....             1.2         4,470,125
    112,893   Corning, Inc. .................             0.7         2,602,184
     14,077   Google, Inc., Class A+ ........             1.8         7,410,414
     83,582   Hewlett-Packard Co. ...........             1.0         3,695,160
    233,595   Intel Corp. ...................             1.3         5,017,621
     63,238   International Business
              Machines Corp. ................             2.0         7,495,599
     15,936   Mastercard, Inc., Class A .....             1.1         4,231,327
    247,614   Microsoft Corp. ...............             1.8         6,811,862
    167,070   Oracle Corp.+ .................             0.9         3,508,470
    143,934   QUALCOMM, Inc. ................             1.7         6,386,352
     43,530   Research In Motion, Ltd.+ .....             1.3         5,088,657
    915,164   Other Securities ..............             6.4        24,739,951
                                                                ---------------
                                                                    103,955,469
                                                                ---------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                             JUNE 30, 2008  [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)              (UNAUDITED)

--------------------------------------------------------------------------------

                                               Percentage of
   Shares                                      Net Assets (%)         Value
-----------                                    --------------   ---------------
MATERIALS -- 6.2%
     61,203   Monsanto Co. ..................             2.0   $     7,738,507
     15,240   United States Steel Corp. .....             0.7         2,816,046
    207,590   Other Securities ..............             3.5        13,285,656
                                                                ---------------
                                                                     23,840,209
                                                                ---------------
TELECOMMUNICATION SERVICES -- 1.3%
     60,000   America Movil SAB de CV
              ADR, Ser L ....................             0.8         3,165,000
     51,320   Other Securities ..............             0.5         1,906,031
                                                                ---------------
                                                                      5,071,031
                                                                ---------------
UTILITIES -- 1.9%
     39,172   Exelon Corp. ..................             0.9         3,523,913
     55,822   Other Securities ..............             1.0         3,684,886
                                                                ---------------
                                                                      7,208,799
                                                                ---------------
Total Common Stock
(Cost $332,695,368)                                                 374,458,176
                                                                ---------------
INVESTMENT COMPANY -- 0.3%

FINANCIALS -- 0.3%
     22,000   Other Securities
              (Cost $1,220,560) .............             0.3         1,215,280
                                                                ---------------
MONEY MARKET FUND -- 9.0%
 34,447,448   PNC Institutional Money
              Market Trust, 2.730%
              (Cost $34,447,448)(b)(c) ......             8.9        34,447,448
                                                                ---------------
Total Investments -- 107.1%
(Cost $368,363,376)                                                 410,120,904
Other Assets & Liabilities,
Net -- (7.1)%                                                       (27,535,861)
                                                                ---------------
NET ASSETS -- 100.0%                                            $   382,585,043
                                                                ===============

----------
      ADR - American Depositary Receipt

      Ser - Series

  +   Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents the seven day annualized yield.

(c) Investment purchased with proceeds from collateral received from securities on loan.

      The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200;
      (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                              JUNE 30, 2008  [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS                            (UNAUDITED)

--------------------------------------------------------------------------------

                                               Percentage of
   Shares                                      Net Assets (%)         Value
-----------                                    --------------   ---------------
COMMON STOCK -- 97.0%

CONSUMER DISCRETIONARY -- 8.3%
     13,400   Home Depot, Inc. (The) ........             0.7   $       313,828
     14,300   McDonald's Corp. ..............             1.7           803,945
    110,100   Other Securities ..............             5.9         2,827,407
                                                                ---------------
                                                                      3,945,180
                                                                ---------------
CONSUMER STAPLES -- 9.8%
     21,200   Altria Group, Inc. ............             0.9           435,872
      3,727   Bunge, Ltd.(a) ................             0.8           401,360
     23,900   Kroger Co. (The) ..............             1.5           689,993
     17,700   Philip Morris International,
              Inc. ..........................             1.8           874,203
     16,700   Safeway, Inc. .................             1.0           476,785
      5,400   Wal-Mart Stores, Inc. .........             0.6           303,480
     54,141   Other Securities ..............             3.2         1,475,158
                                                                ---------------
                                                                      4,656,851
                                                                ---------------
ENERGY -- 16.6%
      8,000   Anadarko Petroleum
              Corp. .........................             1.3           598,720
      4,375   BP PLC ADR ....................             0.6           304,369
     12,700   Chevron Corp. .................             2.7         1,258,951
     12,100   ConocoPhillips ................             2.4         1,142,119
     18,600   Exxon Mobil Corp. .............             3.5         1,639,218
     17,400   Marathon Oil Corp. ............             1.9           902,538
     13,200   Occidental Petroleum
              Corp. .........................             2.5         1,186,152
     21,000   Other Securities ..............             1.7           852,947
                                                                ---------------
                                                                      7,885,014
                                                                ---------------
FINANCIALS -- 21.7%
      9,725   Allstate Corp. (The) ..........             0.9           443,363
     25,400   Bank of America Corp. .........             1.3           606,298
     12,950   Capital One Financial
              Corp.(a) ......................             1.0           492,230
     28,675   Citigroup, Inc. ...............             1.0           480,593
     27,100   Discover Financial
              Services ......................             0.8           356,907
     23,675   Freddie Mac ...................             0.8           388,270

                                               Percentage of
   Shares                                      Net Assets (%)         Value
-----------                                    --------------   ---------------
FINANCIALS (CONTINUED)
     20,375   JPMorgan Chase & Co. ..........             1.5   $       699,066
      9,575   Morgan Stanley ................             0.7           345,370
      9,900   State Street Corp. ............             1.3           633,501
      6,175   Torchmark Corp. ...............             0.8           362,164
     23,300   Travelers Cos., Inc. (The) ....             2.1         1,011,219
     20,000   Wells Fargo & Co.(a) ..........             1.0           475,000
    177,855   Other Securities ..............             8.5         4,002,828
                                                                ---------------
                                                                     10,296,809
                                                                ---------------
HEALTH CARE -- 9.9%
      8,325   AmerisourceBergen Corp.,
              Class A .......................             0.7           332,917
     11,250   Amgen, Inc.+ ..................             1.1           530,550
     14,675   Bristol-Myers Squibb Co. ......             0.6           301,278
     15,500   Eli Lilly & Co. ...............             1.5           715,480
      8,900   Invitrogen Corp.+ .............             0.7           349,414
      7,675   Johnson & Johnson .............             1.0           493,810
     65,600   Pfizer, Inc. ..................             2.4         1,146,031
     43,300   Other Securities ..............             1.9           863,127
                                                                ---------------
                                                                      4,732,607
                                                                ---------------
INDUSTRIALS -- 6.5%
     11,100   Honeywell International,
              Inc. ..........................             1.2           558,108
      4,475   Northrop Grumman Corp. ........             0.6           299,378
      9,250   Parker Hannifin Corp. .........             1.4           659,709
     34,025   Other Securities ..............             3.3         1,612,839
                                                                ---------------
                                                                      3,130,034
                                                                ---------------
INFORMATION TECHNOLOGY -- 9.8%
     88,600   Alcatel-Lucent ADR+ ...........             1.1           535,144
     15,925   CA, Inc. ......................             0.8           367,708
     10,900   Hewlett-Packard Co. ...........             1.0           481,889
      7,500   International Business
              Machines Corp. ................             1.9           888,975
     37,950   Microsoft Corp. ...............             2.2         1,044,005
     62,800   Other Securities ..............             2.8         1,342,362
                                                                ---------------
                                                                      4,660,083
                                                                ---------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                              JUNE 30, 2008  [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)              (UNAUDITED)

--------------------------------------------------------------------------------

                                                 Percentage of
   Shares                                        Net Assets (%)       Value
------------                                     --------------   -------------
MATERIALS -- 6.8%
       3,900   CF Industries Holdings,
               Inc.(a) ........................             1.3   $     595,920
       2,800   Mosaic Co. (The)+ ..............             0.9         405,160
       5,000   United States Steel Corp. ......             1.9         923,900
      22,400   Other Securities ...............             2.7       1,301,051
                                                                  -------------
                                                                      3,226,031
                                                                  -------------
TELECOMMUNICATION SERVICES -- 2.9%
      21,400   AT&T, Inc. .....................             1.5         720,966
       8,900   Verizon Communications,
               Inc. ...........................             0.7         315,060
       7,896   Other Securities ...............             0.7         330,028
                                                                  -------------
                                                                      1,366,054
                                                                  -------------

UTILITIES -- 4.7%
       9,200   American Electric Power
               Co., Inc. ......................             0.8         370,116
      15,300   Mirant Corp.+(a) ...............             1.3         598,995
      61,325   Other Securities ...............             2.6       1,244,083
                                                                  -------------
                                                                      2,213,194
                                                                  -------------

Total Common Stock
(Cost $48,131,604)                                                   46,111,857
                                                                  -------------

MONEY MARKET FUND -- 12.3%

   5,813,571   PNC Institutional Money
               Market Trust, 2.730%
               (Cost $5,813,571)(b)(c) ........            12.3       5,813,571
                                                                  -------------
Total Investments -- 109.3%
(Cost $53,945,175)                                                   51,925,428
Other Assets & Liabilities,
Net -- (9.3)%                                                        (4,402,994)
                                                                  -------------
NET ASSETS -- 100.0%                                              $  47,522,434
                                                                  =============

----------
      ADR - American Depositary Receipt

      PLC - Public Limited Company

  +   Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents 7-day annualized yield.

(c) Investment purchased with proceeds from collateral received from securities on loan.

      The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200;
      (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                             JUNE 30, 2008  [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS                            (UNAUDITED)

--------------------------------------------------------------------------------

                                                 Percentage of
   Shares                                        Net Assets (%)       Value
------------                                     --------------   -------------
COMMON STOCK -- 97.8%

CONSUMER DISCRETIONARY -- 8.1%
       2,080   Capella Education Co.+(a) ......             0.8   $     124,072
       1,325   priceline.com, Inc.+ ...........             1.0         152,984
       1,411   Strayer Education, Inc. ........             1.9         294,997
       4,792   Warnaco Group, Inc.
               (The)+ .........................             1.3         211,183
      26,707   Other Securities ...............             3.1         517,809
                                                                  -------------
                                                                      1,301,045
                                                                  -------------
CONSUMER STAPLES -- 0.8%
       4,150   Other Securities ...............             0.8         131,620
                                                                  -------------
                                                                        131,620
                                                                  -------------
ENERGY -- 16.3%
       2,250   Arena Resources, Inc.+ .........             0.7         118,845
       2,800   ATP Oil & Gas Corp.+ ...........             0.7         110,516
       1,570   Atwood Oceanics, Inc.+ .........             1.2         195,214
      10,320   Brigham Exploration Co.+ .......             1.0         163,366
       1,450   Carrizo Oil & Gas, Inc.+ .......             0.6          98,731
       2,900   Dril-Quip, Inc.+ ...............             1.1         182,700
       6,466   EXCO Resources, Inc.+(a) .......             1.5         238,659
       1,738   Exterran Holdings, Inc.+ .......             0.8         124,250
       1,525   GMX Resources, Inc.+ ...........             0.7         113,003
       3,527   PetroHawk Energy Corp.+ ........             1.0         163,335
       7,510   Petroquest Energy, Inc.+ .......             1.3         202,019
      61,709   Other Securities ...............             5.7         900,718
                                                                  -------------
                                                                      2,611,356
                                                                  -------------
FINANCIALS -- 3.2%
       3,900   Nationwide Health
               Properties, Inc. ...............             0.8         122,810
      29,200   Other Securities ...............             2.4         398,987
                                                                  -------------
                                                                        521,797
                                                                  -------------
HEALTH CARE -- 21.8%
       7,320   HMS Holdings Corp.+ ............             1.0         157,160
       2,860   Icon PLC ADR+ ..................             1.4         215,988
       1,200   Illumina, Inc.+ ................             0.7         104,532
       5,070   Immucor, Inc.+ .................             0.8         131,212
       7,665   inVentiv Health, Inc.+ .........             1.3         213,009

                                                 Percentage of
   Shares                                        Net Assets (%)       Value
------------                                     --------------   -------------
HEALTH CARE (CONTINUED)
       5,920   Masimo Corp.+ ..................             1.3   $     203,353
       6,560   Meridian Bioscience, Inc. ......             1.1         176,595
       8,460   Natus Medical, Inc.+ ...........             1.1         177,152
       2,642   OSI Pharmaceuticals, Inc.+ .....             0.7         109,167
       7,660   Phase Forward, Inc.+ ...........             0.9         137,650
       6,253   Providence Service Corp.
               (The)+ .........................             0.8         132,001
     121,166   Other Securities ...............            10.7       1,731,904
                                                                  -------------
                                                                      3,489,723
                                                                  -------------
INDUSTRIALS -- 18.6%
       4,980   Chart Industries, Inc.+ ........             1.5         242,226
       7,540   Cornell, Inc.+ .................             1.1         181,788
       3,840   Eagle Bulk Shipping,
               Inc.(a) ........................             0.7         113,549
       1,760   Genco Shipping &
               Trading, Ltd. ..................             0.7         114,752
       2,332   Middleby Corp.+ ................             0.6         102,397
       6,411   Ritchie Bros. Auctioneers,
               Inc. ...........................             1.1         173,929
       9,069   Wabtec Corp. ...................             2.8         440,934
      53,213   Other Securities ...............            10.1       1,603,889
                                                                  -------------
                                                                      2,973,464
                                                                  -------------
INFORMATION TECHNOLOGY -- 22.6%
       4,530   Blackboard, Inc.+ ..............             1.1         173,181
       7,120   Double-Take Software,
               Inc.+ ..........................             0.6          97,829
       3,926   Flir Systems, Inc.+ ............             1.0         159,277
       4,550   Micros Systems, Inc.+ ..........             0.9         138,730
      11,280   Microsemi Corp.+ ...............             1.8         284,031
       1,500   MicroStrategy, Inc.,
               Class A+ .......................             0.6          97,125
       5,190   Monolithic Power
               Systems, Inc.+ .................             0.7         112,208
       4,670   Netlogic Microsystems,
               Inc.+(a) .......................             1.0         155,045
       6,700   Nice Systems, Ltd. ADR+ ........             1.2         198,119
       3,471   Quality Systems, Inc.(a) .......             0.6         101,631
       6,560   Vocus, Inc.+ ...................             1.3         211,035

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                             JUNE 30, 2008  [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)              (UNAUDITED)

--------------------------------------------------------------------------------

                                                 Percentage of
   Shares                                        Net Assets (%)       Value
------------                                     --------------   -------------
INFORMATION TECHNOLOGY (CONTINUED)
     132,202   Other Securities ...............            11.8   $   1,885,907
                                                                  -------------
                                                                      3,614,118
                                                                  -------------
MATERIALS -- 3.6%
         820   CF Industries Holdings,
               Inc. ...........................             0.8         125,296
       2,275   Compass Minerals
               International, Inc. ............             1.1         183,273
       9,476   Other Securities ...............             1.7         260,866
                                                                  -------------
                                                                        569,435
                                                                  -------------
TELECOMMUNICATION SERVICES -- 1.7%
      10,363   Syniverse Holdings, Inc.+ ......             1.1         167,880
       8,618   Other Securities ...............             0.6          99,082
                                                                  -------------
                                                                        266,962
                                                                  -------------
UTILITIES -- 1.1%
       2,139   ITC Holdings Corp. .............             0.7         109,324
       1,895   Other Securities ...............             0.4          76,319
                                                                  -------------
                                                                        185,643
                                                                  -------------
Total Common Stock
(Cost $14,418,283)                                                   15,665,163
                                                                  -------------

PREFERRED STOCK -- 0.0%

HEALTH CARE -- 0.0%
          28   Other Securities
               Cost ($4,004) ..................             0.0           6,636
                                                                  -------------

MONEY MARKET FUND -- 20.4%
   3,270,107   PNC Institutional Money
               Market Trust, 2.730%
               Cost ($3,270,107)(b)(c) ........            20.4       3,270,107
                                                                  -------------

Total Investments -- 118.2%
(Cost $17,692,394)                                                   18,941,906
Other Assets & Liabilities,
Net -- (18.2)%                                                       (2,921,962)
                                                                  -------------
NET ASSETS -- 100.0%                                              $  16,019,944
                                                                  =============

----------
      ADR - American Depositary Receipt

      PLC - Public Limited Company

  +   Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents seven day annualized yield.

(c) Investment purchased with proceeds from collateral received from securities on loan.

      The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200;
      (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                              JUNE 30, 2008  [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS                            (UNAUDITED)

--------------------------------------------------------------------------------

                                                   Percentage of
   Shares                                          Net Assets (%)      Value
------------                                       --------------  ------------
COMMON STOCK -- 99.0%

CONSUMER DISCRETIONARY -- 7.5%
       5,200   Aaron Rents, Inc.(a) .............             0.6  $    116,116
       5,600   Bob Evans Farms, Inc. ............             0.8       160,160
       8,450   Hooker Furniture Corp. ...........             0.8       146,354
      24,350   Pacific Sunwear of California+ ...             1.1       207,706
       5,300   Sauer-Danfoss, Inc. ..............             0.9       165,095
      85,803   Other Securities .................             3.3       662,350
                                                                   ------------
                                                                      1,457,781
                                                                   ------------
CONSUMER STAPLES -- 4.4%
       7,300   Casey's General Stores, Inc. .....             0.9       169,141
       2,822   Universal Corp. ..................             0.7       127,611
       7,450   WD-40 Co. ........................             1.1       217,913
      14,525   Other Securities .................             1.7       336,177
                                                                   ------------
                                                                        850,842
                                                                   ------------
ENERGY -- 11.6%
       6,400   Acergy SA ADR ....................             0.8       142,464
       5,025   Approach Resources, Inc.+ ........             0.7       134,620
       2,200   Arena Resources, Inc.+ ...........             0.6       116,204
       2,700   Bill Barrett Corp.+ ..............             0.8       160,407
       3,069   PetroHawk Energy Corp.+ ..........             0.7       142,125
      14,850   Warren Resources, Inc.+ ..........             1.1       217,998
      83,533   Other Securities .................             6.9     1,336,577
                                                                   ------------
                                                                      2,250,395
                                                                   ------------
FINANCIALS -- 24.7%
       1,290   Affiliated Managers
               Group, Inc.+(a) ..................             0.6       116,177
       1,893   Alexandria Real Estate
               Equities, Inc.(a) ................             1.0       184,266
       5,000   Aspen Insurance
               Holdings, Ltd. ...................             0.6       118,350
       2,500   Home Properties, Inc. ............             0.6       120,150
       3,518   Jones Lang LaSalle, Inc. .........             1.1       211,748
       4,223   Safety Insurance
               Group, Inc. ......................             0.8       150,549

                                                   Percentage of
   Shares                                          Net Assets (%)      Value
------------                                       --------------  ------------
FINANCIALS (CONTINUED)
       3,350   WSFS Financial Corp. .............             0.8  $    149,410
       3,550   Zenith National Insurance
               Corp. ............................             0.6       124,818
     318,671   Other Securities .................            18.6     3,631,508
                                                                   ------------
                                                                      4,806,976
                                                                   ------------
HEALTH CARE -- 6.7%
       2,289   Bio-Rad Laboratories,
               Inc., Class A+ ...................             0.9       185,157
       5,000   Community Health
               Systems, Inc.+ ...................             0.9       164,899
      65,280   Other Securities .................             4.9       959,177
                                                                   ------------
                                                                      1,309,233
                                                                   ------------
INDUSTRIALS -- 18.8%
       2,850   Acuity Brands, Inc. ..............             0.7       137,028
       5,200   Albany International Corp.,
               Class A ..........................             0.8       150,799
       5,200   Belden, Inc. .....................             0.9       176,176
      11,314   Briggs & Stratton Corp.(a) .......             0.7       143,462
       6,098   Corrections Corp of
               America+ .........................             0.9       167,511
       1,640   FTI Consulting, Inc.+ ............             0.6       112,273
      10,750   Gibraltar Industries, Inc. .......             0.9       171,678
      20,200   Griffon Corp.+ ...................             0.9       176,952
       3,400   Kennametal, Inc. .................             0.6       110,670
       3,100   Lincoln Electric Holdings,
               Inc. .............................             1.2       243,969
      15,000   Marten Transport, Ltd.+ ..........             1.1       239,550
       3,250   Otter Tail Corp. .................             0.7       126,198
       3,350   RBC Bearings, Inc.+ ..............             0.6       111,622
       2,987   United Stationers, Inc.+ .........             0.6       110,370
      68,168   Other Securities .................             7.6     1,478,628
                                                                   ------------
                                                                      3,656,886
                                                                   ------------
INFORMATION TECHNOLOGY -- 11.2%
      15,100   GSI Group, Inc.+ .................             0.6       117,176
      12,650   Keithley Instruments, Inc. .......             0.6       120,175
       3,400   Rogers Corp.+ ....................             0.7       127,805

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                              JUNE 30, 2008  [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)              (UNAUDITED)

--------------------------------------------------------------------------------

                                                   Percentage of
   Shares                                          Net Assets (%)      Value
------------                                       --------------  ------------
INFORMATION TECHNOLOGY (CONTINUED)
       5,336   Standard Microsystems
               Corp.+ ...........................             0.8  $    144,872
     199,738   Other Securities .................             8.5     1,660,946
                                                                   ------------
                                                                      2,170,974
                                                                   ------------

MATERIALS -- 9.3%
       4,050   Aptargroup, Inc. .................             0.9       169,898
       8,281   Hercules, Inc.(a) ................             0.7       140,197
      18,450   Sappi, Ltd. ADR(a) ...............             1.1       219,370
      20,300   Temple-Inland, Inc.(a) ...........             1.2       228,781
      22,400   Wausau Paper Corp. ...............             0.9       172,703
      61,174   Other Securities .................             4.5       876,043
                                                                   ------------
                                                                      1,806,992
                                                                   ------------
TELECOMMUNICATION SERVICES -- 0.6%
      28,388   Other Securities .................             0.6       120,301
                                                                   ------------
                                                                        120,301
                                                                   ------------
UTILITIES -- 4.2%
       9,217   Black Hills Corp. ................             1.5       295,497
       4,250   NorthWestern Corp. ...............             0.6       108,035
      16,094   Other Securities .................             2.1       422,525
                                                                   ------------
                                                                        826,057
                                                                   ------------
Total Common Stock
(Cost $20,100,271)                                                   19,256,437
                                                                   ------------
MONEY MARKET FUND -- 17.1%
   3,327,705   PNC Institutional Money
               Market Trust, 2.730%
               Cost ($3,327,705)(b)(c) ..........            17.1     3,327,705
                                                                   ------------
Total Investments -- 116.1%
(Cost $23,427,976)                                                   22,584,142
Other Assets & Liabilities,
Net -- (16.1)%                                                       (3,123,647)
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 19,460,495
                                                                   ============

----------
      ADR - American Depositary Receipt

  +   Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents seven day annualized yield.

(c) Investment purchased with proceeds from collateral received from securities on loan.

      The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200;
      (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                    JUNE 30, 2008  [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS                            (UNAUDITED)

--------------------------------------------------------------------------------

                                                   Percentage of
   Shares                                          Net Assets (%)      Value
------------                                       --------------  ------------
COMMON STOCK -- 99.5%

CONSUMER DISCRETIONARY -- 8.7%
      43,783   Comcast Corp. Special,
               Class A ..........................             0.4  $    830,563
      17,200   McDonald's Corp. .................             0.5       966,983
      57,674   Time Warner, Inc.(a) .............             0.4       853,574
      28,270   Walt Disney Co. (The) ............             0.4       882,023
     781,735   Other Securities .................             7.0    15,361,057
                                                                   ------------
                                                                     18,894,200
                                                                   ------------
CONSUMER STAPLES -- 9.2%
      33,420   Coca-Cola Co. (The) ..............             0.8     1,737,172
      21,492   CVS ..............................             0.4       850,437
      25,290   PepsiCo, Inc. ....................             0.7     1,608,191
      32,525   Philip Morris International,
               Inc. .............................             0.7     1,606,410
      46,702   Procter & Gamble Co. .............             1.3     2,839,948
      37,245   Wal-Mart Stores, Inc. ............             1.0     2,093,168
     291,408   Other Securities .................             4.3     9,393,605
                                                                   ------------
                                                                     20,128,931
                                                                   ------------
ENERGY -- 15.5%
       5,856   Apache Corp. .....................             0.4       813,983
      32,599   Chevron Corp. ....................             1.5     3,231,538
      22,251   ConocoPhillips ...................             1.0     2,100,271
       6,386   Devon Energy Corp. ...............             0.3       767,341
      82,650   Exxon Mobil Corp. ................             3.3     7,283,944
      13,010   Occidental Petroleum
               Corp. ............................             0.5     1,169,078
      17,900   Schlumberger, Ltd. ...............             0.9     1,922,996
     329,216   Other Securities .................             7.6    16,737,602
                                                                   ------------
                                                                     34,026,753
                                                                   ------------
FINANCIALS -- 15.1%
      36,050   American International
               Group, Inc. ......................             0.4       953,882
      68,686   Bank of America Corp. ............             0.8     1,639,535
         433   Berkshire Hathaway, Inc.,
               Class B+ .........................             0.8     1,737,195
      84,000   Citigroup, Inc. ..................             0.6     1,407,840

                                                   Percentage of
   Shares                                          Net Assets (%)      Value
------------                                       --------------  ------------
FINANCIALS (CONTINUED)
       5,470   Goldman Sachs Group, Inc.
               (The) ............................             0.5  $    956,703
      53,659   JPMorgan Chase & Co. .............             0.8     1,841,039
      28,359   U.S. Bancorp .....................             0.4       790,932
      48,104   Wells Fargo & Co.(a) .............             0.5     1,142,469
     927,050   Other Securities .................            10.3    22,582,979
                                                                   ------------
                                                                     33,052,574
                                                                   ------------
HEALTH CARE -- 11.5%
      24,350   Abbott Laboratories ..............             0.6     1,289,819
      17,102   Amgen, Inc.+ .....................             0.4       806,529
      42,935   Johnson & Johnson ................             1.3     2,762,437
      17,768   Medtronic, Inc. ..................             0.4       919,493
      33,458   Merck & Co., Inc. ................             0.6     1,261,032
     104,411   Pfizer, Inc. .....................             0.8     1,824,059
      20,550   Wyeth ............................             0.5       985,578
     499,054   Other Securities .................             6.9    15,299,252
                                                                   ------------
                                                                     25,148,199
                                                                   ------------
INDUSTRIALS -- 11.7%
      10,150   Caterpillar, Inc.(a) .............             0.4       749,272
     153,796   General Electric Co. .............             1.9     4,104,816
      14,244   United Technologies Corp. ........             0.4       878,854
     526,832   Other Securities .................             9.0    19,875,907
                                                                   ------------
                                                                     25,608,849
                                                                   ------------
INFORMATION TECHNOLOGY -- 16.2%
      12,800   Apple, Inc.+ .....................             1.0     2,143,232
      92,123   Cisco Systems, Inc.+ .............             1.0     2,142,781
       3,200   Google, Inc., Class A+ ...........             0.8     1,684,543
      37,977   Hewlett-Packard Co. ..............             0.8     1,678,963
      88,516   Intel Corp. ......................             0.9     1,901,323
      21,620   International Business
               Machines Corp. ...................             1.2     2,562,618
     128,940   Microsoft Corp. ..................             1.5     3,547,138
      59,830   Oracle Corp.+ ....................             0.6     1,256,429
      25,075   QUALCOMM, Inc. ...................             0.4     1,112,578
     904,597   Other Securities .................             8.0    17,509,271
                                                                   ------------
                                                                     35,538,876
                                                                   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                    JUNE 30, 2008  [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)              (UNAUDITED)

--------------------------------------------------------------------------------

                                                   Percentage of
  Shares                                          Net Assets (%)      Value
------------                                      --------------   ------------
MATERIALS -- 4.4%
       6,551   Freeport-McMoRan
               Copper & Gold, Inc. .............             0.4   $    767,711
       7,580   Monsanto Co. ....................             0.4        958,414
     225,133   Other Securities ................             3.6      7,868,463
                                                                   ------------
                                                                      9,594,588
                                                                   ------------
TELECOMMUNICATION SERVICES -- 3.0%
      91,524   AT&T, Inc. ......................             1.4      3,083,443
      44,009   Verizon Communications,
               Inc. ............................             0.7      1,557,919
     162,510   Other Securities ................             0.9      2,012,321
                                                                   ------------
                                                                      6,653,683
                                                                   ------------
UTILITIES -- 4.2%
      10,774   Exelon Corp. ....................             0.5        969,228
     238,947   Other Securities ................             3.7      8,267,356
                                                                   ------------
                                                                      9,236,584
                                                                   ------------
Total Common Stock
(Cost $180,820,588)                                                 217,883,237
                                                                   ------------
PREFERRED STOCK -- 0.0%

HEALTH CARE -- 0.0%
           4   Other Securities
               (Cost $1,175) ...................             0.0            948
                                                                   ------------
RIGHT -- 0.0%

   Number
 of Rights
------------
UNITED STATES -- 0.0%
         708   Other Securities
               (Cost $ -- ) ..................               0.0             --
                                                                   ------------

                                                   Percentage of
   Shares                                         Net Assets (%)      Value
------------                                      --------------   ------------
MONEY MARKET FUND -- 11.1%

  24,260,839   PNC Institutional Money
               Market Trust 2.730%
               (Cost $24,260,839)(b)(c) ........            11.1   $ 24,260,839
                                                                   ------------
Total Investments -- 110.6%
(Cost $205,082,602)                                                 242,145,024
Other Assets & Liabilities,
Net -- (10.6)%                                                      (23,119,105)
                                                                   ------------
NET ASSETS -- 100.0%                                               $219,025,919
                                                                   ============

----------
*     Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents seven day annualized yield.

(c) Investment purchased with proceeds from collateral received from securities on loan.

      Amounts designated as "--" are either $0 or have been rounded to $0.

      The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200;
      (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                        JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS                                      (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
COMMON STOCK -- 121.6%

CONSUMER DISCRETIONARY -- 12.6%
       1,478   Abercrombie & Fitch Co.,
               Class A .........................................   $     92,641
       2,850   Amazon.com, Inc.+ ...............................        208,990
         590   Autozone, Inc.+ .................................         71,396
       1,550   Best Buy Co., Inc. ..............................         61,380
         210   Big Lots, Inc.+ .................................          6,560
       5,485   Burger King Holdings, Inc. ......................        146,943
         190   CBS Corp., Class B ..............................          3,703
         160   Clear Channel Communications,
               Inc. ............................................          5,632
       2,100   Coach, Inc.+ ....................................         60,647
         430   Comcast Corp. Special,
               Class A .........................................          8,157
          90   Darden Restaurants, Inc. ........................          2,875
          90   DeVry, Inc. .....................................          4,826
         400   DIRECTV Group, Inc.
               (The)+ ..........................................         10,364
       3,200   Discovery Holding Co.,
               Class A+ ........................................         70,272
       2,400   DISH Network Corp.,
               Class A+ ........................................         70,272
         220   DreamWorks Animation
               SKG, Inc., Class A+ .............................          6,558
         220   Eastman Kodak Co. ...............................          3,175
       2,120   Expedia, Inc.+ ..................................         38,966
       1,525   GameStop Corp., Class A+ ........................         61,610
       1,160   Gannett Co., Inc. ...............................         25,137
         310   Gap, Inc. (The) .................................          5,168
       2,800   Goodyear Tire & Rubber
               Co. (The)+ ......................................         49,924
         170   Home Depot, Inc. (The) ..........................          3,981
       2,000   IAC/InterActiveCorp+ ............................         38,560
       5,720   Johnson Controls, Inc. ..........................        164,050
         260   Lennar Corp., Class A ...........................          3,208
         200   Liberty Media Corp. -
               Entertainment, Ser A+ ...........................          4,846
       1,200   Liz Claiborne, Inc. .............................         16,980
         150   Lowe's Cos., Inc. ...............................          3,113
         150   Macy's, Inc. ....................................          2,913

   Shares                                                              Value
------------                                                       ------------
CONSUMER DISCRETIONARY (CONTINUED)
       7,480   McDonald's Corp. ................................   $    420,527
       4,350   News Corp., Class A .............................         65,424
         870   Nike, Inc., Class B .............................         51,861
       2,990   Nordstrom, Inc. .................................         90,597
          90   Omnicom Group, Inc. .............................          4,039
       2,220   Panera Bread Co.,
               Class A+ ........................................        102,697
         985   priceline.com, Inc.+ ............................        113,728
         220   RadioShack Corp. ................................          2,699
         500   Sherwin-Williams Co. (The) ......................         22,965
         140   Tiffany & Co. ...................................          5,705
      18,950   Time Warner, Inc. ...............................        280,461
       7,650   TJX Cos., Inc. ..................................        240,746
         103   TRW Automotive Holdings
               Corp.+ ..........................................          1,902
       5,195   Urban Outfitters, Inc.+ .........................        162,032
          70   VF Corp. ........................................          4,983
         160   Viacom, Inc., Class B+ ..........................          4,886
       1,340   WABCO Holdings, Inc. ............................         62,256
         420   Walt Disney Co. (The) ...........................         13,104
       2,660   Yum! Brands, Inc. ...............................         93,339
                                                                   ------------
                                                                      2,996,798
                                                                   ------------
CONSUMER STAPLES -- 11.7%
       2,470   Altria Group, Inc. ..............................         50,783
         270   Archer-Daniels-Midland
               Co. .............................................          9,113
       5,950   Avon Products, Inc. .............................        214,319
          50   Bunge, Ltd. .....................................          5,385
       2,600   Campbell Soup Co. ...............................         86,996
       7,690   Coca-Cola Co. (The) .............................        399,726
       1,360   Colgate-Palmolive Co. ...........................         93,976
         190   ConAgra Foods, Inc. .............................          3,663
       4,200   Constellation Brands, Inc.,
               Class A+ ........................................         83,412
         110   Corn Products International,
               Inc. ............................................          5,402
          70   Costco Wholesale Corp. ..........................          4,910
      16,325   CVS .............................................        645,980

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                        JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
CONSUMER STAPLES (CONTINUED)
       1,000   Estee Lauder Cos., Inc.
               (The), Class A ..................................   $     46,450
          90   General Mills, Inc. .............................          5,469
         130   Hansen Natural Corp.+ ...........................          3,747
         100   Herbalife, Ltd. .................................          3,875
       1,000   HJ Heinz Co. ....................................         47,850
         210   Kellogg Co. .....................................         10,084
         110   Kraft Foods, Inc., Class A ......................          3,130
       2,800   Kroger Co. (The) ................................         80,836
       1,980   Molson Coors Brewing Co.,
               Class B .........................................        107,573
       2,205   PepsiCo, Inc. ...................................        139,579
       4,410   Philip Morris International,
               Inc. ............................................        217,810
       1,500   Procter & Gamble Co. ............................         91,215
          90   Reynolds American, Inc. .........................          4,200
       7,360   Sara Lee Corp. ..................................         90,159
         140   SUPERVALU, Inc. .................................          4,325
         590   Tyson Foods, Inc., Class A ......................          8,815
         120   Walgreen Co. ....................................          3,901
       5,455   Wal-Mart Stores, Inc. ...........................        306,571
                                                                   ------------
                                                                      2,779,254
                                                                   ------------
ENERGY -- 17.9%
          90   Anadarko Petroleum Corp. ........................          6,736
         660   Apache Corp. ....................................         91,740
          90   Atwood Oceanics, Inc.+ ..........................         11,191
         400   Bill Barrett Corp.+ .............................         23,764
       1,930   Cameron International
               Corp.+ ..........................................        106,826
          80   Chesapeake Energy Corp. .........................          5,277
       4,690   Chevron Corp. ...................................        464,919
       1,100   Cimarex Energy Co. ..............................         76,637
         440   Comstock Resources, Inc.+ .......................         37,149
       5,340   ConocoPhillips ..................................        504,042
         500   Consol Energy, Inc. .............................         56,185
         120   Devon Energy Corp. ..............................         14,419
       1,400   ENSCO International, Inc. .......................        113,036
          50   EOG Resources, Inc. .............................          6,560
       8,920   Exxon Mobil Corp. ...............................        786,119

   Shares                                                              Value
------------                                                       ------------
ENERGY (CONTINUED)
          60   Forest Oil Corp.+ ...............................   $      4,470
         600   Foundation Coal Holdings,
               Inc. ............................................         53,148
          90   Halliburton Co. .................................          4,776
       1,096   Helix Energy Solutions
               Group, Inc.+ ....................................         45,637
         950   Helmerich & Payne, Inc. .........................         68,419
         100   Hess Corp. ......................................         12,619
       1,000   Mariner Energy, Inc.+ ...........................         36,970
         810   Massey Energy Co. ...............................         75,938
         500   McMoRan Exploration
               Co.+ ............................................         13,760
          70   Murphy Oil Corp. ................................          6,864
         384   National Oilwell Varco,
               Inc.+ ...........................................         34,068
         800   Newfield Exploration Co.+ .......................         52,200
       1,600   Noble Corp. .....................................        103,936
       1,280   Occidental Petroleum
               Corp. ...........................................        115,021
         300   Oil States International,
               Inc.+ ...........................................         19,032
       1,600   Petroleo Brasileiro
               SA ADR ..........................................        113,328
       1,140   Pioneer Natural Resources
               Co. .............................................         89,239
       1,000   Plains Exploration &
               Production Co.+ .................................         72,970
       1,600   Pride International, Inc.+ ......................         75,664
       1,100   Rowan, Inc. .....................................         51,425
       1,525   Schlumberger, Ltd. ..............................        163,831
         130   Southwestern Energy Co.+ ........................          6,189
         800   St. Mary Land &
               Exploration Co. .................................         51,712
         390   Stone Energy Corp.+ .............................         25,705
         280   Swift Energy Co.+ ...............................         18,497
         670   Tidewater, Inc. .................................         43,570
       1,470   Transocean, Inc. ................................        224,014
         430   Unit Corp.+ .....................................         35,677
         380   W&T Offshore, Inc. ..............................         22,234
         140   Whiting Petroleum Corp.+ ........................         14,851

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                        JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
ENERGY (CONTINUED)
       1,900   Williams, Inc. ..................................   $     76,589
       3,137   XTO Energy, Inc. ................................        214,916
                                                                   ------------
                                                                      4,251,869
                                                                   ------------
FINANCIALS -- 13.7%
          90   ACE, Ltd. .......................................          4,958
         130   Aflac, Inc. .....................................          8,164
          96   Alleghany Corp.+ ................................         31,877
         140   Allstate Corp. (The) ............................          6,383
         140   American Express Co. ............................          5,274
         960   American International
               Group, Inc. .....................................         25,402
          70   Ameriprise Financial, Inc. ......................          2,847
         260   Annaly Capital Management,
               Inc. ............................................          4,033
         120   AON Corp. .......................................          5,513
       1,300   Arch Capital Group, Ltd.+ .......................         86,216
       3,200   Assurant, Inc. ..................................        211,071
       4,290   Bank of America Corp. ...........................        102,402
       2,730   Bank of New York Mellon
               Corp. (The) .....................................        103,276
       1,590   BB&T Corp. ......................................         36,204
         710   BlackRock, Inc. .................................        125,670
         160   Charles Schwab Corp.
               (The) ...........................................          3,286
         160   Chubb Corp. .....................................          7,842
       6,085   Citigroup, Inc. .................................        101,985
          15   CME Group, Inc. .................................          5,748
         800   CNA Financial Corp. .............................         20,120
         200   Discover Financial Services .....................          2,634
       1,100   Douglas Emmett, Inc. ............................         24,167
          50   Equity Residential ..............................          1,914
         780   Everest Re Group, Ltd. ..........................         62,174
          50   Franklin Resources, Inc. ........................          4,583
         110   Genworth Financial, Inc.,
               Class A .........................................          1,959
         720   Goldman Sachs Group,
               Inc. (The) ......................................        125,928
          70   Hartford Financial Services
               Group, Inc. .....................................          4,520

   Shares                                                              Value
------------                                                       ------------
FINANCIALS (CONTINUED)
          30   IntercontinentalExchange,
               Inc.+ ...........................................   $      3,420
       7,560   JPMorgan Chase & Co. ............................        259,384
         140   Lehman Brothers
               Holdings, Inc. ..................................          2,773
       3,740   Loews Corp. .....................................        175,406
       1,800   Manulife Financial Corp. ........................         62,478
       4,280   MetLife, Inc. ...................................        225,855
       1,300   Moody's Corp. ...................................         44,772
       2,295   Morgan Stanley ..................................         82,781
       2,980   Northern Trust Corp. ............................        204,338
          70   NYSE Euronext ...................................          3,546
          80   PNC Financial Services
               Group, Inc. .....................................          4,568
       1,280   Principal Financial Group,
               Inc. ............................................         53,722
       3,989   Prudential Financial, Inc. ......................        238,302
       6,300   Regions Financial Corp. .........................         68,733
       1,120   State Street Corp. ..............................         71,669
         270   Stewart Information
               Services Corp. ..................................          5,222
       3,615   SunTrust Banks, Inc. ............................        130,935
       1,530   T Rowe Price Group, Inc. ........................         86,399
         190   Travelers Cos., Inc. (The) ......................          8,246
       4,170   U.S. Bancorp ....................................        116,301
       4,460   Unum Group ......................................         91,207
       1,900   Ventas, Inc. ....................................         80,882
         130   Wachovia Corp. ..................................          2,019
       4,450   Wells Fargo & Co. ...............................        105,688
          70   XL Capital, Ltd., Class A .......................          1,439
                                                                   ------------
                                                                      3,256,235
                                                                   ------------
HEALTH CARE -- 12.3%
       2,475   Abbott Laboratories .............................        131,101
         100   Aetna, Inc. .....................................          4,053
         730   Alcon, Inc. .....................................        118,837
         140   Amgen, Inc.+ ....................................          6,602
       3,705   Baxter International, Inc. ......................        236,897
       1,200   Becton Dickinson & Co. ..........................         97,560

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                       JUNE 30, 2008   [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                       (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
HEALTH CARE (CONTINUED)
          60   Biogen Idec, Inc.+ ..............................   $      3,353
         330   Boston Scientific Corp.+ ........................          4,056
      13,370   Bristol-Myers Squibb Co. ........................        274,486
          90   Cigna Corp. .....................................          3,185
       3,000   Covidien, Ltd. ..................................        143,669
         170   Eli Lilly & Co. .................................          7,847
       2,370   Express Scripts, Inc.+ ..........................        148,646
          90   Genzyme Corp.+ ..................................          6,482
       5,665   Gilead Sciences, Inc.+ ..........................        299,962
       1,200   Health Net, Inc.+ ...............................         28,872
         980   Henry Schein, Inc.+ .............................         50,539
       2,700   Hologic, Inc.+ ..................................         58,860
       2,400   Hospira, Inc.+ ..................................         96,264
         750   Inverness Medical
               Innovations, Inc.+ ..............................         24,878
         610   Invitrogen Corp.+ ...............................         23,949
       1,380   Johnson & Johnson ...............................         88,789
         170   Kinetic Concepts, Inc.+ .........................          6,785
         170   King Pharmaceuticals,
               Inc.+ ...........................................          1,780
          90   McKesson Corp. ..................................          5,032
         100   Medco Health Solutions,
               Inc.+ ...........................................          4,720
       2,050   Merck & Co., Inc. ...............................         77,265
       1,200   PerkinElmer, Inc. ...............................         33,420
      19,650   Pfizer, Inc. ....................................        343,285
       1,700   Quest Diagnostics, Inc. .........................         82,399
         340   Schering-Plough Corp. ...........................          6,695
       6,835   Thermo Fisher Scientific,
               Inc.+ ...........................................        380,914
         100   UnitedHealth Group, Inc. ........................          2,625
         400   Varian, Inc.+ ...................................         20,424
       1,200   Waters Corp.+ ...................................         77,400
         100   Watson Pharmaceuticals,
               Inc.+ ...........................................          2,717
         562   Wyeth ...........................................         26,954
                                                                   ------------
                                                                      2,931,302
                                                                   ------------

   Shares                                                              Value
------------                                                       ------------
INDUSTRIALS -- 15.5%
           5   AGCO Corp.+ .....................................   $        262
         120   Alliant Techsystems, Inc.+ ......................         12,202
       1,570   Allied Waste Industries,
               Inc.+ ...........................................         19,813
         140   Ametek, Inc. ....................................          6,611
          90   Boeing Co. ......................................          5,915
       1,400   Brink's Co. (The) ...............................         91,588
         810   Burlington Northern
               Santa Fe Corp. ..................................         80,911
       2,380   Caterpillar, Inc. ...............................        175,692
         570   CH Robinson Worldwide,
               Inc. ............................................         31,259
         700   Crane Co. .......................................         26,971
         190   CSX Corp. .......................................         11,934
       1,490   Cummins, Inc. ...................................         97,625
       2,035   Danaher Corp. ...................................        157,306
       6,120   Deere & Co. .....................................        441,435
       1,883   Dover Corp. .....................................         91,081
       3,065   Emerson Electric Co. ............................        151,564
         130   Fastenal Co. ....................................          5,611
         320   First Solar, Inc.+ ..............................         87,302
         800   Fluor Corp. .....................................        148,864
         780   Foster Wheeler, Ltd.+ ...........................         57,057
         300   Genco Shipping &
               Trading, Ltd. ...................................         19,560
       1,175   General Cable Corp.+ ............................         71,499
         400   General Dynamics Corp. ..........................         33,680
       3,780   General Electric Co. ............................        100,888
          80   Goodrich Corp. ..................................          3,797
       4,420   Honeywell International,
               Inc. ............................................        222,237
          90   Illinois Tool Works, Inc. .......................          4,276
          90   Ingersoll-Rand Co., Ltd.,
               Class A .........................................          3,369
          70   Jacobs Engineering Group,
               Inc.+ ...........................................          5,649
         600   Joy Global, Inc. ................................         45,498
         750   L-3 Communications
               Holdings, Inc. ..................................         68,153

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                        JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                             Value
------------                                                       ------------
INDUSTRIALS (CONTINUED)
         880   Lockheed Martin Corp. ...........................   $     86,820
       1,450   Manitowoc Co., Inc. (The) .......................         47,169
       1,410   Manpower, Inc. ..................................         82,118
       1,300   Navistar International
               Corp.+ ..........................................         85,566
       1,100   Norfolk Southern Corp. ..........................         68,937
         150   Overseas Shipholding ............................         11,928
          60   Parker Hannifin Corp. ...........................          4,279
         120   Raytheon Co. ....................................          6,754
       2,400   Republic Services, Inc. .........................         71,280
         500   Rockwell Automation, Inc. .......................         21,865
          70   Rockwell Collins, Inc. ..........................          3,357
       4,185   RR Donnelley & Sons Co. .........................        124,253
         660   SPX Corp. .......................................         86,942
          90   Sunpower Corp., Class A+ ........................          6,478
       2,200   Terex Corp.+ ....................................        113,014
       1,600   Textron, Inc. ...................................         76,688
       1,130   Timken Co. ......................................         37,222
         130   Tyco International, Ltd. ........................          5,205
       5,105   Union Pacific Corp. .............................        385,427
         100   United Parcel Service, Inc.,
               Class B .........................................          6,147
         190   United Technologies
               Corp. ...........................................         11,723
         400   Walter Industries, Inc. .........................         43,508
          50   WW Grainger, Inc. ...............................          4,090
                                                                   ------------
                                                                      3,670,379
                                                                   ------------
INFORMATION TECHNOLOGY -- 21.0%
       2,650   Accenture, Ltd., Class A ........................        107,908
       1,200   ADC Telecommunications,
               Inc.+ ...........................................         17,724
         140   Altera Corp. ....................................          2,898
         470   Amphenol Corp., Class A .........................         21,094
         300   Analog Devices, Inc. ............................          9,531
       3,345   Apple, Inc.+ ....................................        560,086
         140   Automatic Data Processing,
               Inc. ............................................          5,866
         100   Avnet, Inc.+ ....................................          2,728
       2,300   BMC Software, Inc.+ .............................         82,800

   Shares                                                              Value
------------                                                       ------------
INFORMATION TECHNOLOGY (CONTINUED)
         220   Broadcom Corp., Class A+ ........................   $      6,004
         220   CA, Inc. ........................................          5,080
       1,125   Cadence Design Systems,
               Inc.+ ...........................................         11,998
       4,535   Cisco Systems, Inc.+ ............................        105,484
         110   Cognizant Technology
               Solutions Corp., Class A+ .......................          3,576
       2,010   Computer Sciences Corp.+ ........................         94,148
         930   Convergys Corp.+ ................................         13,820
       9,814   Corning, Inc. ...................................        226,213
       3,830   Dell, Inc.+ .....................................         83,800
         140   Dolby Laboratories, Inc.,
               Class A+ ........................................          5,642
         260   eBay, Inc.+ .....................................          7,106
       2,200   EchoStar Corp., Class A+ ........................         68,684
         270   EMC Corp.+ ......................................          3,966
       2,100   Fiserv, Inc.+ ...................................         95,277
       6,332   Flextronics International+ ......................         59,521
          80   Google, Inc., Class A+ ..........................         42,114
       1,190   Harris Corp. ....................................         60,083
       3,600   Hewitt Associates, Inc.,
               Class A+ ........................................        137,989
      13,220   Hewlett-Packard Co. .............................        571,193
       2,000   Integrated Device
               Technology, Inc.+ ...............................         19,880
       2,700   Intel Corp. .....................................         57,996
       4,020   International Business
               Machines Corp. ..................................        476,491
       3,600   Intuit, Inc.+ ...................................         99,252
         240   Juniper Networks, Inc.+ .........................          5,323
         190   Lexmark International, Inc.,
               Class A+ ........................................          6,352
       6,950   LSI Corp.+ ......................................         42,673
         125   Mastercard, Inc., Class A .......................         33,190
       3,565   McAfee, Inc.+ ...................................        121,317
       1,090   MEMC Electronic Materials,
               Inc.+ ...........................................         67,079
       8,700   Micron Technology, Inc.+ ........................         52,200
       9,045   Microsoft Corp. .................................        248,828

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                        JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                             Value
------------                                                       ------------
INFORMATION TECHNOLOGY (CONTINUED)
       2,900   National Semiconductor
               Corp. ...........................................   $     59,566
       4,300   Novell, Inc.+ ...................................         25,327
      22,865   Oracle Corp.+ ...................................        480,164
       2,251   PMC - Sierra, Inc.+ .............................         17,220
         230   QLogic Corp.+ ...................................          3,356
         170   QUALCOMM, Inc. ..................................          7,543
         785   Research In Motion, Ltd.+ .......................         91,767
         100   Salesforce.com, Inc.+ ...........................          6,823
         280   Symantec Corp.+ .................................          5,418
       1,145   Synopsys, Inc.+ .................................         27,377
         280   Teradyne, Inc.+ .................................          3,100
          90   Texas Instruments, Inc. .........................          2,534
         180   Trimble Navigation, Ltd.+ .......................          6,426
       4,970   Tyco Electronics, Ltd. ..........................        178,025
       2,200   VeriSign, Inc.+ .................................         83,160
       2,000   Vishay Intertechnology,
               Inc.+ ...........................................         17,740
       2,690   Western Digital Corp.+ ..........................         92,886
       4,295   Western Union Co. (The) .........................        106,172
       4,260   Xilinx, Inc. ....................................        107,565
         170   Yahoo!, Inc.+ ...................................          3,512
                                                                   ------------
                                                                      4,968,595
                                                                   ------------
MATERIALS -- 8.1%
       2,535   Air Products & Chemicals,
               Inc. ............................................        250,610
          90   AK Steel Holding Corp. ..........................          6,210
         640   Ashland, Inc. ...................................         30,848
         800   Cabot Corp. .....................................         19,448
       1,350   Celanese Corp., Ser A ...........................         61,641
         650   CF Industries Holdings,
               Inc. ............................................         99,320
       2,800   Chemtura Corp. ..................................         16,352
       3,600   Crown Holdings, Inc.+ ...........................         93,564
         450   Cytec Industries, Inc. ..........................         24,552
         100   Dow Chemical Co. (The) ..........................          3,491
       1,010   Eastman Chemical Co. ............................         69,549
          90   EI Du Pont de
               Nemours & Co. ...................................          3,860

   Shares                                                             Value
------------                                                       ------------
MATERIALS (CONTINUED)
         890   FMC Corp. .......................................   $     68,922
       2,260   Freeport-McMoRan
               Copper & Gold, Inc. .............................        264,849
       1,118   Hercules, Inc. ..................................         18,928
       4,700   International Paper Co. .........................        109,510
       1,685   Monsanto Co. ....................................        213,051
         650   Mosaic Co. (The)+ ...............................         94,055
       1,560   Nalco Holding Co. ...............................         32,994
         130   Newmont Mining Corp. ............................          6,781
         110   Nucor Corp. .....................................          8,214
         852   Olin Corp. ......................................         22,305
       1,510   Owens-Illinois, Inc.+ ...........................         62,952
       1,800   PPG Industries, Inc. ............................        103,266
       1,300   Praxair, Inc. ...................................        122,512
         390   Rockwood Holdings, Inc.+ ........................         13,572
         100   Sigma-Aldrich Corp. .............................          5,386
       1,600   Steel Dynamics, Inc. ............................         62,512
          40   United States Steel Corp. .......................          7,391
       1,200   Valspar Corp. ...................................         22,692
                                                                   ------------
                                                                      1,919,337
                                                                   ------------
TELECOMMUNICATION SERVICES -- 3.5%
       3,080   American Tower Corp.,
               Class A+ ........................................        130,130
       4,850   AT&T, Inc. ......................................        163,397
       1,160   CenturyTel, Inc. ................................         41,284
       1,570   NII Holdings, Inc.+ .............................         74,559
      11,580   Verizon Communications,
               Inc. ............................................        409,932
                                                                   ------------
                                                                        819,302
                                                                   ------------
UTILITIES -- 5.3%
         400   Alliant Energy Corp. ............................         13,704
          70   American Electric Power
               Co., Inc. .......................................          2,816
       2,490   CMS Energy Corp. ................................         37,101
          30   Constellation Energy
               Group, Inc. .....................................          2,463
       5,000   Dominion Resources, Inc. ........................        237,450
         230   DPL, Inc. .......................................          6,067

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                        JUNE 30, 2008  [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)                        (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                             Value
------------                                                       ------------
UTILITIES (CONTINUED)
       2,107   DTE Energy Co. ..................................   $     89,421
         510   Duke Energy Corp. ...............................          8,864
         300   Edison International ............................         15,414
       1,520   Exelon Corp. ....................................        136,740
          70   FirstEnergy Corp. ...............................          5,763
         230   Great Plains Energy, Inc. .......................          5,814
       1,660   MDU Resources
               Group, Inc. .....................................         57,868
         120   Mirant Corp.+ ...................................          4,698
       1,825   NRG Energy, Inc.+ ...............................         78,293
       1,400   OGE Energy Corp. ................................         44,394
       2,830   Oneok, Inc. .....................................        138,189
       2,300   Pepco Holdings, Inc. ............................         58,995
       3,600   PG&E Corp. ......................................        142,884
          80   Questar Corp. ...................................          5,683
       4,270   Reliant Energy, Inc.+ ...........................         90,822
       1,490   Sempra Energy ...................................         84,111
                                                                   ------------
                                                                      1,267,554
                                                                   ------------
Total Common Stock
(Cost $29,910,452)                                                   28,860,625
                                                                   ------------
INVESTMENT COMPANY -- 0.3%

UNITED STATES -- 0.3%
       3,325   Financial Select SPDR ...........................         67,365
                                                                   ------------
Total Investment Company
(Cost $93,210)                                                           67,365
                                                                   ------------
Total Investments -- 121.9%
(Cost $30,003,662)                                                   28,927,990
Other Assets & Liabilities,
Net -- 21.9%                                                         (5,192,280)
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 23,755,717
                                                                   ============

----------
      ADR - American Depositary Receipt
      SPDR - Standard and Poor's 500 Depositary Receipt

 +    Non-income producing security.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                        JUNE 30, 2008  [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT                            (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                             Value
------------                                                       ------------
SECURITIES SOLD SHORT -- (26.8)%

CONSUMER DISCRETIONARY -- (4.1)%
         295   Amazon.com, Inc.+ ...............................   $     21,632
       1,100   Apollo Group, Inc.,
               Class A+ ........................................         48,686
       1,410   Best Buy Co., Inc. ..............................         55,835
         210   BorgWarner, Inc. ................................          9,320
         150   Boyd Gaming Corp. ...............................          1,884
       4,735   Brunswick Corp. .................................         50,191
         190   Cablevision Systems Corp.,
               Class A+ ........................................          4,294
       1,100   CBS Corp., Class B ..............................         21,439
         104   DISH Network Corp.,
               Class A+ ........................................          3,045
         300   DreamWorks Animation
               SKG, Inc., Class A+ .............................          8,943
         170   General Motors Corp. ............................          1,955
       1,400   Genuine Parts Co. ...............................         55,552
         670   Harley-Davidson, Inc. ...........................         24,294
         700   Hasbro, Inc. ....................................         25,004
       1,300   International Game
               Technology ......................................         32,474
         520   J.C. Penney Co., Inc. ...........................         18,871
         140   Kohl's Corp.+ ...................................          5,606
         400   Lamar Advertising Co.,
               Class A+ ........................................         14,412
         740   Las Vegas Sands Corp.+ ..........................         35,106
         300   Lear Corp.+ .....................................          4,254
       3,210   Liberty Global, Inc.,
               Class A+ ........................................        100,890
         350   Ltd. Brands, Inc. ...............................          5,898
       1,540   Mattel, Inc. ....................................         26,365
         680   MGM Mirage+ .....................................         23,045
       1,200   News Corp., Class A .............................         18,048
       1,100   O'Reilly Automotive, Inc.+ ......................         24,585
         220   PetSmart, Inc. ..................................          4,389
         300   Polo Ralph Lauren Corp. .........................         18,834
         700   Royal Caribbean
               Cruises, Ltd. ...................................         15,729
       2,570   Scholastic Corp.+ ...............................         73,656

   Shares                                                             Value
------------                                                       ------------
CONSUMER DISCRETIONARY (CONTINUED)
          40   Sears Holdings Corp.+ ...........................   $      2,946
       1,300   Service Corp. International .....................         12,818
         110   Sherwin-Williams Co.
               (The) ...........................................          5,052
         300   Sotheby's .......................................          7,911
         140   Stanley Works (The) .............................          6,276
       5,520   Starbucks Corp.+ ................................         86,885
         900   Starwood Hotels & Resorts
               Worldwide, Inc. .................................         36,063
         550   Urban Outfitters, Inc.+ .........................         17,155
         490   Whirlpool Corp. .................................         30,248
                                                                   ------------
                                                                        959,590
                                                                   ------------
CONSUMER STAPLES -- (3.3)%
       4,165   Campbell Soup Co. ...............................        139,361
         200   Central European
               Distribution Corp.+ .............................         14,830
       2,550   Clorox Co. ......................................        133,110
       1,400   Dean Foods Co.+ .................................         27,468
         400   Energizer Holdings, Inc.+ .......................         29,236
         700   Estee Lauder Cos., Inc.
               (The), Class A ..................................         32,515
         500   Hansen Natural Corp.+ ...........................         14,410
       3,110   Hershey Co. (The) ...............................        101,946
         110   Kellogg Co. .....................................          5,282
         480   Lorillard, Inc.+ ................................         33,197
       1,700   Procter & Gamble Co. ............................        103,377
       2,430   Safeway, Inc. ...................................         69,376
       1,800   SYSCO Corp. .....................................         49,518
       1,100   Walgreen Co. ....................................         35,761
         150   Whole Foods Market, Inc. ........................          3,554
                                                                   ------------
                                                                        792,941
                                                                   ------------
ENERGY -- (0.6)%
          80   Baker Hughes, Inc. ..............................          6,987
         230   BJ Services Co. .................................          7,346
          40   Diamond Offshore
               Drilling, Inc. ..................................          5,566
         600   Frontier Oil Corp. ..............................         14,345

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                        JUNE 30, 2008  [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)              (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                             Value
------------                                                       ------------
ENERGY (CONTINUED)
         290   Holly Corp. .....................................   $     10,707
       1,200   Nabors Industries, Ltd.+ ........................         59,076
         200   Sunoco, Inc. ....................................          8,138
         700   Tesoro Corp. ....................................         13,839
         270   Valero Energy Corp. .............................         11,119
                                                                   ------------
                                                                        137,123
                                                                   ------------
FINANCIALS -- (5.7)%
          60   Affiliated Managers
               Group, Inc.+ ....................................          5,404
       2,062   American Express Co. ............................         77,676
       3,097   American International
               Group, Inc. .....................................         81,947
         420   Apartment Investment &
               Management Co., Class A .........................         14,305
         400   Astoria Financial Corp. .........................          8,032
         400   AvalonBay Communities,
               Inc. ............................................         35,664
         500   Boston Properties, Inc. .........................         45,110
         300   Camden Property Trust ...........................         13,278
         290   CB Richard Ellis Group,
               Inc., Class A+ ..................................          5,568
         900   Cincinnati Financial Corp. ......................         22,860
         160   Eaton Vance Corp. ...............................          6,362
       1,000   Equity Residential ..............................         38,270
       2,830   Fannie Mae ......................................         55,213
       1,200   Forest City Enterprises,
               Inc., Class A ...................................         38,664
       1,000   General Growth Properties,
               Inc. ............................................         35,030
         700   Hartford Financial Services
               Group, Inc. .....................................         64,570
         700   Invesco, Ltd. ...................................         16,786
         600   Jefferies Group, Inc. ...........................         10,092
       1,900   Keycorp .........................................         20,862
         800   Kimco Realty Corp. ..............................         27,616
          90   Legg Mason, Inc. ................................          3,921
         300   M&T Bank Corp. ..................................         21,162
         800   Macerich Co. (The) ..............................         49,704
       2,240   Marsh & McLennan, Inc. ..........................         59,472

   Shares                                                             Value
------------                                                       ------------
FINANCIALS (CONTINUED)
       2,200   Merrill Lynch & Co., Inc. .......................   $     69,762
       1,140   Moody's Corp. ...................................         39,262
       1,530   Morgan Stanley ..................................         55,187
         600   Nasdaq OMX Group
               (The)+ ..........................................         15,930
       1,600   New York Community
               Bancorp, Inc. ...................................         28,544
       3,450   Old Republic International
               Corp. ...........................................         40,848
         300   Philadelphia Consolidated
               Holding Co.+ ....................................         10,191
         800   Plum Creek Timber
               Co., Inc. .......................................         34,168
       2,670   Progressive Corp. (The) .........................         49,982
         900   Simon Property Group,
               Inc. ............................................         80,900
       2,300   SLM Corp.+ ......................................         44,505
       1,845   Tanger Factory Outlet
               Centers .........................................         66,291
         700   TCF Financial Corp. .............................          8,421
         600   Ventas, Inc. ....................................         25,542
       3,700   Washington Mutual, Inc. .........................         18,241
       1,670   Wells Fargo & Co. ...............................         39,663
                                                                   ------------
                                                                      1,385,005
                                                                   ------------
HEALTH CARE -- (3.7)%
       1,200   Allergan, Inc. ..................................         62,460
       1,675   Amgen, Inc.+ ....................................         78,993
         640   Amylin Pharmaceuticals,
               Inc.+ ...........................................         16,250
         100   Barr Pharmaceuticals,
               Inc.+ ...........................................          4,508
         300   Brookdale Senior Living,
               Inc. ............................................          6,108
          60   C.R. Bard, Inc. .................................          5,277
         300   Celgene Corp.+ ..................................         19,161
         360   Covance, Inc.+ ..................................         30,967
         600   DaVita, Inc.+ ...................................         31,878
         800   Forest Laboratories, Inc.+ ......................         27,792
       1,300   Genentech, Inc.+ ................................         98,669

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                        JUNE 30, 2008  [LOGO]
SCHEDULE OF  SECURITIES SOLD SHORT - (CONTINUED)             (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                             Value
------------                                                       ------------
HEALTH CARE (CONTINUED)
         230   Health Net, Inc.+ ...............................   $      5,534
         790   Hospira, Inc.+ ..................................         31,687
         200   Intuitive Surgical, Inc.+ .......................         53,880
       1,055   Johnson & Johnson ...............................         67,879
         120   Medtronic, Inc. .................................          6,210
         190   Myriad Genetics, Inc.+ ..........................          8,649
       2,400   Schering-Plough Corp. ...........................         47,256
         320   Sepracor, Inc.+ .................................          6,374
       1,100   Stryker Corp. ...................................         69,168
         700   UnitedHealth Group, Inc. ........................         18,375
         500   VCA Antech, Inc.+ ...............................         13,890
         700   Vertex Pharmaceuticals,
               Inc.+ ...........................................         23,429
       2,035   Zimmer Holdings, Inc.+ ..........................        138,482
                                                                   ------------
                                                                        872,876
                                                                   ------------
INDUSTRIALS -- (2.4)%
         991   3M Co. ..........................................         68,963
         330   Alaska Air Group, Inc.+ .........................          5,062
         800   AMR Corp.+ ......................................          4,096
         130   Avery Dennison Corp. ............................          5,711
         300   Bucyrus International, Inc. .....................         21,906
       2,365   Carlisle, Inc. ..................................         68,585
         900   Cintas Corp. ....................................         23,859
         140   Con-way, Inc. ...................................          6,616
       1,800   Crane Co. .......................................         69,353
         400   Danaher Corp. ...................................         30,920
       1,282   Expeditors International of
               Washington, Inc. ................................         55,126
       1,550   Hertz Global Holdings,
               Inc.+ ...........................................         14,881
       2,810   Masco Corp. .....................................         44,201
         700   Monster Worldwide, Inc.+ ........................         14,427
         150   Pitney Bowes, Inc. ..............................          5,115
         150   Quanta Services, Inc.+ ..........................          4,991
       2,500   Robert Half International,
               Inc. ............................................         59,925
          90   Teleflex, Inc. ..................................          5,003
         190   Thomas & Betts Corp.+ ...........................          7,192

   Shares                                                             Value
------------                                                       ------------
INDUSTRIALS (CONTINUED)
         280   UAL Corp. .......................................   $      1,462
         600   United Parcel Service,
               Inc., Class B ...................................         36,882
         140   USG Corp.+ ......................................          4,140
         170   Waste Management, Inc. ..........................          6,411
         260   YRC Worldwide, Inc.+ ............................          3,866
                                                                   ------------
                                                                        568,693
                                                                   ------------
INFORMATION TECHNOLOGY -- (3.8)%
       1,900   Adobe Systems, Inc.+ ............................         74,841
         140   Agilent Technologies,
               Inc.+ ...........................................          4,976
       4,200   Alcatel-Lucent ADR+ .............................         25,368
         800   Applied Materials, Inc. .........................         15,272
         600   Automatic Data Processing,
               Inc. ............................................         25,140
       4,400   Cadence Design Systems,
               Inc.+ ...........................................         44,440
         990   Cisco Systems, Inc.+ ............................         23,027
         995   Citrix Systems, Inc.+ ...........................         29,263
       1,180   Cognizant Technology
               Solutions Corp., Class A+ .......................         38,362
         800   Cypress Semiconductor
               Corp.+ ..........................................         19,800
         220   Dolby Laboratories, Inc.,
               Class A+ ........................................          8,866
       1,200   Electronic Arts, Inc.+ ..........................         53,316
       5,497   EMC Corp.+ ......................................         80,751
         130   Fidelity National
               Information Services, Inc. ......................          4,798
         130   Fiserv, Inc.+ ...................................          5,898
       4,100   Flextronics International+ ......................         38,540
          90   Google, Inc., Class A+ ..........................         47,378
       2,020   Intuit, Inc.+ ...................................         55,691
       1,050   Iron Mountain, Inc.+ ............................         27,878
         110   Kla-Tencor Corp. ................................          4,478
         860   Lam Research Corp.+ .............................         31,089
         720   Linear Technology Corp. .........................         23,450
         400   Microchip Technology,
               Inc. ............................................         12,216

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                        JUNE 30, 2008  [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)              (UNAUDITED)

--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
INFORMATION TECHNOLOGY (CONTINUED)
       2,300   NetApp, Inc.+ ...................................   $     49,818
       1,000   Paychex, Inc. ...................................         31,280
         600   Rambus, Inc.+ ...................................         11,442
       1,100   SanDisk Corp.+ ..................................         20,570
       1,380   Varian Semiconductor
               Equipment Associates,
               Inc.+ ...........................................         48,052
         150   VeriSign, Inc.+ .................................          5,670
       3,600   Xerox Corp. .....................................         48,816
                                                                   ------------
                                                                        910,486
                                                                   ------------
MATERIALS -- (1.2)%
         210   Allegheny Technologies,
               Inc. ............................................         12,449
         220   Crown Holdings, Inc.+ ...........................          5,718
         830   Ecolab, Inc. ....................................         35,682
       2,910   MeadWestvaco Corp. ..............................         69,374
         240   Nalco Holding Co. ...............................          5,076
         250   Newmont Mining Corp. ............................         13,040
         600   Pactiv Corp.+ ...................................         12,738
       1,300   Smurfit-Stone Container
               Corp.+ ..........................................          5,291
         640   Vulcan Materials Co. ............................         38,259
       1,680   Weyerhaeuser Co. ................................         85,915
                                                                   ------------
                                                                        283,542
                                                                   ------------
TELECOMMUNICATION SERVICES -- (0.9)%
       1,160   American Tower Corp.,
               Class A+ ........................................         49,010
         140   Crown Castle International
               Corp.+ ..........................................          5,422
         380   NII Holdings, Inc.+ .............................         18,046
       4,800   Qwest Communications
               International, Inc. .............................         18,864
       6,400   Sprint Nextel Corp. .............................         60,801
         915   Verizon Communications,
               Inc. ............................................         32,391
       1,630   Windstream Corp. ................................         20,114
                                                                   ------------
                                                                        204,648
                                                                   ------------

   Shares                                                              Value
------------                                                       ------------
UTILITIES -- (1.1)%
         900   Allegheny Energy, Inc. ..........................   $     45,099
          70   Equitable Resources, Inc. .......................          4,834
         800   Exelon Corp. ....................................         71,968
       1,000   FirstEnergy Corp. ...............................         82,329
          20   FPL Group, Inc. .................................          1,312
         120   PG&E Corp. ......................................          4,763
       1,380   Southern Co. ....................................         48,190
                                                                   ------------
                                                                        258,495
                                                                   ------------
Securities Sold Short
(Proceeds $7,180,771)                                                 6,373,399
                                                                   ------------

INVESTMENT COMPANY -- (0.3)%

UNITED STATES -- (0.3)%
       2,875   Technology Select SPDR ..........................         65,866
                                                                   ------------
Total Investment Company
(Proceeds $(62,756)) ($ Thousands)                                       65,866
                                                                   ------------
Total Securities Sold Short
(Proceeds $7,224,138)                                              $  6,419,894
                                                                   ------------

----------
      ADR - American Depositary Receipt
      SPDR - Standard and Poor's 500 Depositary Receipt

 +    Non-income producing security.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES                                      [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                          DOW JONES      WILSHIRE
                                                   LARGE          LARGE         SMALL         SMALL       WILSHIRE       LARGE CAP
                                                  COMPANY        COMPANY       COMPANY       COMPANY        5000           CORE
                                                  GROWTH          VALUE        GROWTH         VALUE         INDEX         130/30
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO        FUND
                                               -------------  ------------  ------------  ------------  -------------  ------------
ASSETS:
Investments, at value (Note 2) ..............  $ 410,120,904  $ 51,925,428  $ 18,941,906  $ 22,584,142  $ 242,145,024  $ 28,927,990
Cash ........................................      6,078,757       511,221       315,362            --        907,286     1,769,284
Receivable from Investment Advisor ..........             --            --            --         7,394             --        15,721
Income Receivable ...........................             --            --            --            --             --         2,979
Receivable for Portfolio shares sold ........      1,124,915     1,053,078            --        44,234        124,541       639,221
Receivable for investment securities sold ...      7,248,579       405,462        77,683     1,542,717     12,873,729        11,025
Dividends and interest receivable ...........        194,370        60,470         8,043        29,502        281,900        28,241
Prepaid expenses and other assets ...........         43,101        16,169        16,363        14,741         33,625        52,557
                                               -------------  ------------  ------------  ------------  -------------  ------------
   Total Assets .............................  $ 424,810,626  $ 53,971,828  $ 19,359,357  $ 24,222,730  $ 256,366,105  $ 31,447,018
                                               -------------  ------------  ------------  ------------  -------------  ------------
LIABILITIES:
Cash overdraft ..............................             --            --            --     1,309,452             --            --
Securities sold short, at value .............             --            --            --            --             --     6,419,894
Payable for Portfolio shares redeemed .......      1,162,037        19,044         6,238         8,889        142,486        13,052
Payable for investment
   securities purchased .....................      5,971,633       544,436        58,847       106,376     12,795,624     1,223,380
Payable upon return of
   securities loaned ........................     34,447,448     5,813,571     3,270,107     3,327,705     24,260,839            --
Investment advisory fees
   payable (Note 3) .........................        246,985        30,219         3,412            --         18,899            --
Distribution fees payable (Note 4) ..........        128,412        17,589         6,218         1,102         36,934         6,173
Service fees payable (Note 4) ...............         59,720         8,404           998         1,610          7,421         2,482
Dividends on short sales ....................             --            --            --            --             --         8,150
Accrued expenses and other payables .........        209,348        16,131        (6,407)        7,101         77,983        18,170
                                               -------------  ------------  ------------  ------------  -------------  ------------
   Total Liabilities ........................     42,225,583     6,449,394     3,339,413     4,762,235     37,340,186     7,691,301
                                               -------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS ..................................  $ 382,585,043  $ 47,522,434  $ 16,019,944  $ 19,460,495  $ 219,025,919  $ 23,755,717
                                               =============  ============  ============  ============  =============  ============
NET ASSETS CONSIST OF:
Undistributed accumulated net
   investment income/(loss) .................  $    (691,432) $    285,567  $    (55,627) $    102,412  $   1,791,484  $     15,404
Accumulated net realized gain/(loss)
   on investments sold, futures contracts
   and securities sold short ................     10,279,659    (6,095,863)     (576,281)   (1,083,362)   (26,835,347)   (1,901,377)
Net unrealized appreciation of
   investments and securities sold short ....     41,757,528    (2,019,747)    1,249,405      (843,834)    37,062,422      (274,039)
Paid-in capital .............................    331,239,288    55,352,477    15,402,447    21,285,279    207,007,360    25,915,729
                                               -------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS ..................................  $ 382,585,043  $ 47,522,434  $ 16,019,994  $ 19,460,495  $ 219,025,919  $ 23,755,717
                                               =============  ============  ============  ============  =============  ============
Investments, at cost (Note 2) ...............  $ 368,363,376  $ 53,945,175  $ 17,692,394  $ 23,427,976  $ 205,082,602  $ 30,006,273
Market value of securities on
   loan (Note 2) ............................  $  33,341,069  $  5,493,546  $  3,056,758  $  3,071,756  $  22,941,410  $         --
Proceeds from short sales (Note 2) ..........  $          --  $         --  $         --  $         --  $          --  $  7,224,138

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)                        [LOGO]
JUNE 30, 2008 (UNAUDITED)

-------------------------------------------------------------------------------

                                                                                                          DOW JONES      WILSHIRE
                                                   LARGE          LARGE         SMALL         SMALL       WILSHIRE       LARGE CAP
                                                  COMPANY        COMPANY       COMPANY       COMPANY        5000           CORE
                                                  GROWTH          VALUE        GROWTH         VALUE         INDEX         130/30
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO        FUND
                                               -------------  ------------  ------------  ------------  -------------  ------------
NET ASSETS:
Investment Class shares                        $ 242,581,247  $ 41,276,108  $ 15,760,697  $ 18,229,891  $ 118,572,425  $  7,750,615
                                               =============  ============  ============  ============  =============  ============
   (50,000,000 shares authorized, per class,
     per Portfolio, par value $.001 per
     share)+
Institutional Class shares ..................  $ 140,003,796  $  6,246,326  $    259,247  $  1,230,604  $  98,466,163  $ 16,005,102
                                               =============  ============  ============  ============  =============  ============
   (50,000,000 shares authorized, per class,
     per Portfolio, par value $.001 per
     share)+
Qualified Class shares ......................            N/A           N/A           N/A           N/A  $     589,186           N/A
                                               =============  ============  ============  ============  =============  ============
   (50,000,000 shares authorized, per class,
     per Portfolio, par value $.001 per
     share)+
Horace Mann Class shares ....................            N/A           N/A           N/A           N/A  $   1,398,145           N/A
                                               =============  ============  ============  ============  =============  ============
   (50,000,000 shares authorized, per class,
     per Portfolio, par value $.001 per
     share)+

SHARES OUTSTANDING:
Investment Class shares .....................      7,751,819     2,750,790     1,009,815     1,232,538     10,766,305       862,930
                                               =============  ============  ============  ============  =============  ============
Institutional Class shares ..................      4,352,321       416,220        16,101        82,254      8,931,302     1,780,039
                                               =============  ============  ============  ============  =============  ============
Qualified Class shares ......................            N/A           N/A           N/A           N/A         53,527           N/A
                                               =============  ============  ============  ============  =============  ============
Horace Mann Class shares ....................            N/A           N/A           N/A           N/A        127,350           N/A
                                               =============  ============  ============  ============  =============  ============
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
   price per share ..........................  $       31.29  $      15.01  $      15.61  $      14.79  $       11.01  $       8.98
                                               =============  ============  ============  ============  =============  ============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
   price per share ..........................  $       32.17  $      15.01  $      16.10  $      14.96  $       11.02  $       8.99
                                               =============  ============  ============  ============  =============  ============
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
   price per share ..........................            N/A           N/A           N/A           N/A  $       11.01           N/A
                                               =============  ============  ============  ============  =============  ============
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
   price per share ..........................            N/A           N/A           N/A           N/A  $       10.98           N/A
                                               =============  ============  ============  ============  =============  ============

----------
+ For the Wilshire Large Cap Core 130/30 Fund, (40,000,000 shares authorized, per class, par value $.001 per share).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF OPERATIONS                                                  [LOGO]
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                          DOW JONES     WILSHIRE
                                                  LARGE          LARGE         SMALL         SMALL        WILSHIRE     LARGE CAP
                                                 COMPANY        COMPANY       COMPANY       COMPANY         5000          CORE
                                                 GROWTH          VALUE         GROWTH        VALUE          INDEX        130/30
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       FUND
                                              ------------   ------------   -----------   -----------   ------------   -----------
INVESTMENT INCOME:
Dividends ..................................  $  1,781,852   $    647,639   $    31,777   $   164,547   $  2,281,994   $   199,998
Interest ...................................        80,478          6,286         2,948        30,596         58,496         3,493
Short stock rebates (Note 2) ...............            --             --            --            --             --        60,256
Securities lending income ..................       200,071         26,643        30,835        49,579        146,279            --
Foreign taxes withheld .....................       (16,527)          (980)         (145)          252           (159)         (343)
                                              ------------   ------------   -----------   -----------   ------------   -----------
   Total Income ............................     2,045,874        679,588        65,415       244,974      2,486,610       263,404
                                              ------------   ------------   -----------   -----------   ------------   -----------
EXPENSES
Investment advisory fee (Note 2) ...........     1,539,792        197,790        71,295        98,774        116,539        99,760
Distribution (12b-1) fees (Note 4) .........       325,342         56,927        20,640        23,558        161,801        10,503
Service fees (Note 4) ......................       219,463         15,101         7,612         8,249         31,836         1,913
Administration and Accounting fees
   (note 3) ................................       163,985         21,057         6,700         9,280         93,117         7,978
Pricing fees ...............................        20,315          8,627        10,940         9,172         51,857        15,023
Transfer agent fees (Note 3) ...............       134,186         28,568        23,538        27,453         84,014        27,912
Organizational expenses ....................            --             --            --            --             --        43,752
Professional fees ..........................        90,595         11,609         2,999         4,197         38,939         9,949
Printing fees ..............................        94,115         18,361         4,605         4,968         33,672         6,137
Custodian fees (Note 3) ....................        52,773         15,848         9,051        10,408         25,103        15,975
Registration and filing fees ...............        15,514         10,608        10,026        10,726         16,275         3,735
Directors' fees and expenses (Note 3) ......        28,451          3,679           792         1,184         12,397           522
Chief compliance officer fees ..............        15,841          2,011           653           896          9,078           790
Dividend expense on securities sold short ..            --             --            --            --             --        47,961
Interest expense ...........................            --             --            --            --             --        75,031
Other ......................................        36,934          8,604         3,763         3,924         20,498         2,125
                                              ------------   ------------   -----------   -----------   ------------   -----------
Total Expenses .............................     2,737,306        398,790       172,614       212,789        695,126       369,066
Fees waived and reimbursed by investment
   adviser (Note 3) ........................            --             --       (51,572)      (69,723)            --      (110,869)
                                              ------------   ------------   -----------   -----------   ------------   -----------
   Net expenses ............................     2,737,306        398,790       121,042       143,066        695,126       258,197
                                              ------------   ------------   -----------   -----------   ------------   -----------
NET INVESTMENT INCOME/(LOSS) ...............      (691,432)       280,798       (55,627)      101,908      1,791,484         5,207
                                              ------------   ------------   -----------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)ON
   INVESTMENTS, FUTURES CONTRACTS
   AND SHORT SALES (NOTES 1 AND 4)
Net realized gain/(loss) from:
   Investments .............................     8,819,944     (3,844,011)     (827,310)     (892,689)    (5,670,611)   (1,900,552)
   Futures contracts .......................            --             --            --            --             --            --
   Short sales .............................            --             --            --            --             --        64,600
Net change in unrealized appreciation/
   (depreciation) on:
   Investments .............................   (62,100,863)    (5,042,993)     (596,275)   (1,856,246)   (24,713,929)   (1,226,525)
   Futures contracts .......................            --             --            --            --             --            --
   Short sales .............................            --             --            --            --             --       674,455
                                              ------------   ------------   -----------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS, FUTURES CONTRACTS AND SHORT
   SALES ...................................   (53,280,919)    (8,887,004)   (1,423,585)   (2,748,935)   (30,384,540)   (2,388,022)
                                              ------------   ------------   -----------   -----------   ------------   -----------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................  $(53,972,351)  $ (8,606,206)  $(1,479,212)  $(2,647,027)  $(28,593,056)  $(2,382,815)
                                              ============   ============   ===========   ===========   ============   ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  LARGE          LARGE         SMALL         SMALL        DOW JONES      WILSHIRE
                                                 COMPANY        COMPANY       COMPANY       COMPANY       WILSHIRE      LARGE CAP
                                                 GROWTH          VALUE         GROWTH        VALUE       5000 INDEX    CORE 130/30
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       FUND
                                              ------------   ------------   -----------   -----------   ------------   -----------
OPERATIONS:
Net investment income/(loss) ...............  $   (691,432)  $    280,798   $   (55,627)  $   101,908   $  1,791,484   $     5,207
Net realized gain/(loss) on investments,
   futures contracts and short sales .......     8,819,944     (3,844,011)     (827,310)     (892,689)    (5,670,611)   (1,835,952)
Net change in unrealized depreciation on
   investments, futures contracts and short
   sales ...................................   (62,100,863)    (5,042,993)     (596,275)   (1,856,246)   (24,713,929)     (552,070)
                                              ------------   ------------   -----------   -----------   ------------   -----------
Net decrease in net assets resulting from
   operations ..............................   (53,972,351)    (8,606,206)   (1,479,212)   (2,647,027)   (28,593,056)   (2,382,815)
                                              ------------   ------------   -----------   -----------   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Investment Class shares .................            --             --            --            --             --            --
   Institutional Class shares ..............            --             --            --            --             --            --
   Qualified Class shares ..................            --             --            --            --             --            --
   Horace Mann Class shares ................            --             --            --            --             --            --
Return of capital:
   Investment Class shares .................            --             --            --            --             --            --
   Institutional Class shares ..............            --             --            --            --             --            --
Net realized capital gains:
   Investment Class shares .................            --             --            --            --             --            --
   Institutional Class shares ..............            --             --            --            --             --            --
                                              ------------   ------------   -----------   -----------   ------------   -----------
Total distributions to shareholders ........            --             --            --            --             --            --
                                              ------------   ------------   -----------   -----------   ------------   -----------
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
   Shares sold .............................    16,052,632      4,677,328     1,533,909     2,485,914      6,464,382     4,407,186
   Shares issued as reinvestment of
     distributions .........................            --             --            --            --             --            --
   Shares redeemed .........................   (50,624,009)   (13,248,207)   (3,039,561)   (3,645,535)   (15,222,273)   (3,073,103)
                                              ------------   ------------   -----------   -----------   ------------   -----------
Total Investment Class shares ..............   (34,571,377)    (8,570,879)   (1,485,652)   (1,159,621)    (8,757,891)    1,334,083
                                              ------------   ------------   -----------   -----------   ------------   -----------
Institutional Class shares:
   Shares sold .............................    15,662,770        718,421           125       364,222      3,494,801     7,631,179
   Shares issued as reinvestment of
     distributions .........................            --             --            --            --             --            --
   Shares redeemed .........................   (25,847,220)    (1,802,377)      (15,362)   (4,378,507)    (6,167,983)   (2,893,549)
                                              ------------   ------------   -----------   -----------   ------------   -----------
Total Institutional Class shares ...........   (10,184,450)    (1,083,956)      (15,237)   (4,014,285)    (2,673,182)    4,737,630
                                              ------------   ------------   -----------   -----------   ------------   -----------
Qualified Class shares:
   Shares sold .............................           N/A            N/A           N/A           N/A         69,225           N/A
   Shares issued as reinvestment of
     distributions .........................           N/A            N/A           N/A           N/A             --           N/A
   Shares redeemed .........................           N/A            N/A           N/A           N/A        (15,952)          N/A
                                              ------------   ------------   -----------   -----------   ------------   -----------
Total Qualified Class shares ...............           N/A            N/A           N/A           N/A         53,273           N/A
                                              ------------   ------------   -----------   -----------   ------------   -----------
Horace Mann Class shares:
   Shares sold .............................           N/A            N/A           N/A           N/A         30,995           N/A
   Shares issued as reinvestment of
     distributions .........................           N/A            N/A           N/A           N/A             --           N/A
   Shares redeemed .........................           N/A            N/A           N/A           N/A        (45,935)          N/A
                                              ------------   ------------   -----------   -----------   ------------   -----------
Total Horace Mann Class shares .............           N/A            N/A           N/A           N/A        (14,940)          N/A
                                              ------------   ------------   -----------   -----------   ------------   -----------
Net increase/(decrease) in net assets from
   Capital Stock transactions ..............   (44,755,827)    (9,654,835)   (1,500,889)   (5,173,906)   (11,392,740)    6,071,713
                                              ------------   ------------   -----------   -----------   ------------   -----------
Net increase/(decrease) in net assets ......  $(98,728,178)  $(18,261,041)  $(2,980,101)  $(7,820,933)  $(39,985,796)  $ 3,688,898
                                              ------------   ------------   -----------   -----------   ------------   -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                         [LOGO]
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  LARGE          LARGE         SMALL         SMALL        DOW JONES      WILSHIRE
                                                 COMPANY        COMPANY       COMPANY       COMPANY       WILSHIRE      LARGE CAP
                                                 GROWTH          VALUE         GROWTH        VALUE       5000 INDEX    CORE 130/30
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       FUND
                                              ------------   ------------   -----------   -----------   ------------   -----------
NET ASSETS:
Beginning of year ..........................  $481,313,221   $ 65,783,475   $19,000,045   $27,281,428   $259,011,715   $20,066,819
                                              ------------   ------------   -----------   -----------   ------------   -----------
End of year ................................  $382,585,043   $ 47,522,434   $16,019,944   $19,460,495   $219,025,919   $23,755,717
                                              ============   ============   ===========   ===========   ============   ===========
Undistributed net investment income/(loss)
   at end of period ........................  $   (691,432)  $    285,567   $   (55,627)  $   102,412   $  1,791,484   $    15,404
                                              ============   ============   ===========   ===========   ============   ===========
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
   Shares sold .............................       499,684        297,505       102,852       162,994        559,418       477,795
   Shares issued as reinvestment of
     distributions .........................            --             --            --            --             --            --
   Shares redeemed .........................    (1,583,816)      (820,582)     (196,785)     (241,888)    (1,315,629)     (325,823)
                                              ------------   ------------   -----------   -----------   ------------   -----------
Net increase/(decrease) in Investment Class
   shares outstanding ......................    (1,084,132)      (523,077)      (93,933)      (78,894)      (756,211)      151,972
                                              ============   ============   ===========   ===========   ============   ===========
Institutional Class shares:
   Shares sold .............................       475,172         44,705             8        23,900        302,211       792,196
   Shares issued as reinvestment of
     distributions .........................            --             --            --            --             --            --
   Shares redeemed .........................      (784,765)      (112,861)         (944)     (281,878)      (532,118)     (314,711)
                                              ------------   ------------   -----------   -----------   ------------   -----------
Net increase/(decrease) in Institutional
   Class shares outstanding ................      (309,593)       (68,156)         (936)     (257,978)      (229,907)      477,485
                                              ============   ============   ===========   ===========   ============   ===========
Qualified Class shares:
   Shares sold .............................           N/A            N/A           N/A           N/A          6,027           N/A
   Shares issued as reinvestment of
     distributions .........................           N/A            N/A           N/A           N/A             --           N/A
   Shares redeemed .........................           N/A            N/A           N/A           N/A         (1,397)          N/A
                                              ------------   ------------   -----------   -----------   ------------   -----------
Net decrease in Qualified Class shares
   outstanding .............................           N/A            N/A           N/A           N/A          4,630           N/A
                                              ============   ============   ===========   ===========   ============   ===========
Horace Mann Class shares:
   Shares sold .............................           N/A            N/A           N/A           N/A          2,686           N/A
   Shares issued as reinvestment of
     distributions .........................           N/A            N/A           N/A           N/A             --           N/A
   Shares redeemed .........................           N/A            N/A           N/A           N/A         (3,994)          N/A
                                              ------------   ------------   -----------   -----------   ------------   -----------
Net decrease in Horace Mann Class shares
   outstanding .............................           N/A            N/A           N/A           N/A         (1,308)          N/A
                                              ============   ============   ===========   ===========   ============   ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2007

--------------------------------------------------------------------------------

                                                  LARGE           LARGE         SMALL         SMALL        DOW JONES      WILSHIRE
                                                 COMPANY         COMPANY       COMPANY       COMPANY       WILSHIRE      LARGE CAP
                                                 GROWTH           VALUE         GROWTH        VALUE       5000 INDEX    CORE 130/30
                                                PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       FUND
                                              -------------   ------------   -----------   -----------   ------------   -----------
OPERATIONS:
Net investment income/(loss) ...............  $    (918,024)  $    705,098   $   (82,010)  $   166,730   $  3,532,220   $     6,620
Net realized gain on investments, futures
   contracts and short sales ...............     94,476,379     10,714,022     1,898,551     1,652,666      5,406,000       (63,192)
Net change in unrealized appreciation/
   (depreciation) on investments, futures
   contracts and short sales ...............     (8,558,818)   (12,965,172)     (547,929)   (2,690,428)     4,141,406       278,031
                                              -------------   ------------   -----------   -----------   ------------   -----------
Net increase/(decrease) in net assets
   resulting from operations ...............     84,999,537     (1,546,052)    1,268,612      (871,032)    13,079,626       221,459
                                              -------------   ------------   -----------   -----------   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Investment Class shares .................             --       (584,332)           --      (135,499)    (1,988,583)         (340)
   Institutional Class shares ..............             --       (121,616)           --       (53,996)    (1,914,540)       (3,660)
   Qualified Class shares ..................            N/A            N/A           N/A           N/A         (7,704)          N/A
   Horace Mann Class shares ................            N/A            N/A           N/A           N/A        (20,879)          N/A
Return of capital:
   Investment Class shares .................             --         (3,499)           --            --             --            --
   Institutional Class shares ..............             --           (728)           --            --             --            --
Net realized capital gains:
   Investment Class shares .................    (53,102,352)   (12,707,134)   (1,996,330)   (1,876,493)            --            --
   Institutional Class shares ..............    (29,224,950)    (1,896,287)      (31,666)     (491,375)            --            --
                                              -------------   ------------   -----------   -----------   ------------   -----------
Total distributions to shareholders ........    (82,327,302)   (15,313,596)   (2,027,996)   (2,557,363)    (3,931,706)       (4,000)
                                              -------------   ------------   -----------   -----------   ------------   -----------
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
   Shares sold .............................     35,525,765     10,043,737     4,426,500     7,416,974     23,787,800     7,126,829
   Shares issued as reinvestment of
     distributions .........................     51,693,850     13,109,304     1,978,700     1,992,669      1,938,381           340
   Shares redeemed .........................   (153,789,077)   (27,927,474)   (2,516,145)   (8,835,728)   (33,691,378)       (2,011)
                                              -------------   ------------   -----------   -----------   ------------   -----------
Total Investment Class shares ..............    (66,569,462)    (4,774,433)    3,889,055       573,915     (7,965,197)    7,125,158
                                              -------------   ------------   -----------   -----------   ------------   -----------
Institutional Class shares:
   Shares sold .............................     39,819,932      9,822,769       228,615     4,895,814     56,225,754    12,828,982
   Shares issued as reinvestment of
     distributions .........................     17,762,919      1,722,894        25,895       542,252      1,907,129         3,660
   Shares redeemed .........................   (116,988,327)    (8,008,131)     (133,165)     (316,683)   (13,542,851)     (108,440)
                                              -------------   ------------   -----------   -----------   ------------   -----------
Total Institutional Class shares ...........    (59,405,476)     3,537,532       121,345     5,121,383     44,590,032    12,724,202
                                              -------------   ------------   -----------   -----------   ------------   -----------
Qualified Class shares:
   Shares sold .............................            N/A            N/A           N/A           N/A         70,608           N/A
   Shares issued as reinvestment of
     distributions .........................            N/A            N/A           N/A           N/A          7,704           N/A
   Shares redeemed .........................            N/A            N/A           N/A           N/A       (604,756)          N/A
                                              -------------   ------------   -----------   -----------   ------------   -----------
Total Qualified Class shares ...............            N/A            N/A           N/A           N/A       (526,444)          N/A
                                              -------------   ------------   -----------   -----------   ------------   -----------
Horace Mann Class shares:
   Shares sold .............................            N/A            N/A           N/A           N/A         81,602           N/A
   Shares issued as reinvestment of
     distributions .........................            N/A            N/A           N/A           N/A         20,681           N/A
   Shares redeemed .........................            N/A            N/A           N/A           N/A       (397,326)          N/A
                                              -------------   ------------   -----------   -----------   ------------   -----------
Total Horace Mann Class shares .............            N/A            N/A           N/A           N/A       (295,043)          N/A
                                              -------------   ------------   -----------   -----------   ------------   -----------
Net increase/(decrease) in net assets from
   Capital Stock transactions ..............   (125,974,938)    (1,236,901)    4,010,400     5,695,298     35,803,348    19,849,360
                                              -------------   ------------   -----------   -----------   ------------   -----------
Net increase/(decrease) in net assets ......  $(123,302,703)  $(18,096,549)  $ 3,251,016   $ 2,266,903   $ 44,951,268   $20,066,819
                                              -------------   ------------   -----------   -----------   ------------   -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                         [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2007

--------------------------------------------------------------------------------

                                                  LARGE          LARGE         SMALL         SMALL        DOW JONES      WILSHIRE
                                                 COMPANY        COMPANY       COMPANY       COMPANY       WILSHIRE      LARGE CAP
                                                 GROWTH          VALUE         GROWTH        VALUE       5000 INDEX    CORE 130/30
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      FUND(1)
                                              ------------   ------------   -----------   -----------   ------------   -----------
NET ASSETS:
Beginning of year ..........................  $604,615,924   $ 83,880,024   $15,749,029   $25,014,525   $214,060,447   $        --
                                              ------------   ------------   -----------   -----------   ------------   -----------
End of year ................................  $481,313,221   $ 65,783,475   $19,000,045   $27,281,428   $259,011,715   $20,066,819
                                              ============   ============   ===========   ===========   ============   ===========
Undistributed net investment income at end
   of period ...............................  $         --   $      4,769   $        --   $       504   $         --   $    10,197
                                              ============   ============   ===========   ===========   ============   ===========
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
   Shares sold .............................       907,634        430,030       236,891       388,461      1,898,429       711,124
   Shares issued as reinvestment of
     distributions .........................     1,432,756        736,064       113,263       117,009        152,990            33
   Shares redeemed .........................    (3,980,551)    (1,218,317)     (136,959)     (453,290)    (2,669,789)         (198)
                                              ------------   ------------   -----------   -----------   ------------   -----------
Net increase/(decrease) in Investment Class
   shares outstanding ......................    (1,640,161)       (52,223)      213,195        52,180       (618,370)      710,959
                                              ============   ============   ===========   ===========   ============   ===========
Institutional Class shares:
   Shares sold .............................       995,791        420,448        11,809       252,666      4,660,674     1,281,874
   Shares issued as reinvestment of
     distributions .........................       479,820         96,846         1,435        31,600        150,523           355
   Shares redeemed .........................    (2,931,497)      (354,081)       (7,124)      (16,817)    (1,072,713)      (10,668)
                                              ------------   ------------   -----------   -----------   ------------   -----------
Net increase/(decrease) in Institutional
   Class shares outstanding ................    (1,455,886)       163,213         6,120       267,449      3,738,484     1,271,561
                                              ============   ============   ===========   ===========   ============   ===========
Qualified Class shares:
   Shares sold .............................           N/A            N/A           N/A           N/A          5,579           N/A
   Shares issued as reinvestment of
     distributions .........................           N/A            N/A           N/A           N/A            608           N/A
   Shares redeemed .........................           N/A            N/A           N/A           N/A        (49,988)          N/A
                                              ------------   ------------   -----------   -----------   ------------   -----------
Net decrease in Qualified Class shares
   outstanding .............................           N/A            N/A           N/A           N/A        (43,801)          N/A
                                              ============   ============   ===========   ===========   ============   ===========
Horace Mann Class shares:
   Shares sold .............................           N/A            N/A           N/A           N/A          6,522           N/A
   Shares issued as reinvestment of
     distributions .........................           N/A            N/A           N/A           N/A          1,636           N/A
   Shares redeemed .........................           N/A            N/A           N/A           N/A        (31,071)          N/A
                                              ------------   ------------   -----------   -----------   ------------   -----------
Net decrease in Horace Mann Class shares
   outstanding .............................           N/A            N/A           N/A           N/A        (22,913)          N/A
                                              ============   ============   ===========   ===========   ============   ===========

----------
(1) The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENT OF CASH FLOWS                                                   [LOGO]
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                       WILSHIRE
                                                                       LARGE CAP
                                                                      CORE 130/30
                                                                         FUND
                                                                     ------------
INCREASE (DECREASE) IN CASH

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations .......................   $ (2,382,814)
Adjustment to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities ................................    (27,162,439)
Proceeds from disposition of investment securities ...............     21,283,894
Purchases to cover securities sold short .........................    (10,086,324)
Proceeds from securities sold short ..............................     11,313,633
Decrease in investment securities sold receivable ................        149,555
Decrease in dividends and interest receivable ....................          6,021
Increase in rebate income receivable .............................         (2,979)
Increase in reimbursement due from Advisor .......................        (15,721)
Decrease in prepaid expenses and other assets ....................             60
Decrease in dividend expense on short positions ..................         (2,906)
Increase in payable for investment securities purchased ..........       (592,461)
Decrease in Investment Advisory fees payable .....................        (50,291)
Increase in distribution fees payable ............................          4,585
Increase in service fees payable .................................          1,832
Decrease in other accrued expenses ...............................         (2,598)
Change in unrealized depreciation on investments .................        552,070
Realized loss on investments .....................................      1,835,952
                                                                     ------------
   Net cash used for operating activities ........................     (5,150,931)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold ........................................     11,529,717
Payment on shares redeemed .......................................     (5,953,600)
                                                                     ------------
Net cash flows provided by financing activities ..................      5,576,117
                                                                     ------------
Net increase in cash .............................................        425,186
Cash at beginning of period ......................................      1,344,098
                                                                     ------------
Cash at end of period ............................................   $  1,769,284
                                                                     ============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Non cash financing activities not included herein consists of interest paid of $71,493.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 INVESTMENT CLASS SHARES
                                                      ------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED            YEAR         YEAR        YEAR        YEAR         YEAR
                                                       06/30/2008          ENDED        ENDED       ENDED       ENDED        ENDED
                                                       (UNAUDITED)      12/31/2007   12/31/2006  12/31/2005  12/31/2004   12/31/2003
                                                      -------------     ----------   ----------  ----------  ----------   ----------
Net asset value, beginning of period ..............      $  35.34       $  36.20     $  34.49    $  31.80     $  29.83    $  23.59
                                                         --------       --------     --------    --------     --------    --------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(1) ...................         (0.08)         (0.13)       (0.06)      (0.12)        0.04       (0.05)
Net realized and unrealized gain/(loss) on
  investments and futures contracts ...............         (3.97)          6.18         1.77        2.81         1.96        6.29
                                                         --------       --------     --------    --------     --------    --------

Total from investment operations ..................         (4.05)          6.05         1.71        2.69         2.00        6.24
                                                         --------       --------     --------    --------     --------    --------

LESS DISTRIBUTIONS:
From net investment income ........................            --             --           --          --        (0.03)         --
From capital gains ................................            --          (6.91)          --          --           --          --
                                                         --------       --------     --------    --------     --------    --------
Total distributions ...............................            --          (6.91)          --          --        (0.03)         --
                                                         --------       --------     --------    --------     --------    --------
Net asset value, end of period ....................      $  31.29       $  35.34     $  36.20    $  34.49     $  31.80    $  29.83
                                                         ========       ========     ========    ========     ========    ========
Total return ......................................        (11.46)%(2)     16.33%        4.96%       8.46%        6.70%      26.45%
                                                         ========       ========     ========    ========     ========    ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..............      $242,581       $312,297     $379,226    $411,660     $410,332    $365,658
Operating expenses excluding custody earnings
  credit ..........................................          1.48%(3)       1.41%        1.34%       1.39%        1.44%       1.37%
Operating expenses including
  reimbursement/waiver/custody earnings credit ....          1.48%(3)       1.41%        1.34%       1.38%        1.43%       1.36%
Operating expenses excluding
  reimbursement/waiver/custody earnings credit ....          1.48%(3)       1.41%        1.34%       1.39%        1.44%       1.47%
Net investment income/(loss) ......................         (0.49)%(3)     (0.32)%      (0.18)%     (0.37)%       0.11%      (0.20)%
Portfolio turnover rate ...........................            58%(2)        129%          62%         58%         121%         93%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Not annualized

(3)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                  INSTITUTIONAL CLASS SHARES
                                                     -------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED            YEAR        YEAR          YEAR         YEAR        YEAR
                                                       06/30/2008         ENDED       ENDED         ENDED        ENDED       ENDED
                                                      (UNAUDITED)      12/31/2007  12/31/2006    12/31/2005   12/31/2004  12/31/2003
                                                     -------------     ----------  ----------   ------------  ----------  ----------
Net asset value, beginning of period .............      $  36.25        $  36.84    $  34.97    $  32.13       $  30.13    $  23.81
                                                        --------        --------    --------    --------       --------    --------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(1) ..................         (0.01)           0.03        0.07        0.00(2)        0.13        0.03
Net realized and unrealized gain/(loss) on
  investments and futures contracts ..............         (4.07)           6.29        1.80        2.84           2.01        6.36
                                                        --------        --------    --------    --------       --------    --------
Total from investment operations .................         (4.08)           6.32        1.87        2.84           2.14        6.39
                                                        --------        --------    --------    --------       --------    --------
LESS DISTRIBUTIONS:
From net investment income .......................            --              --          --          --          (0.14)      (0.07)
From capital gains ...............................            --           (6.91)         --          --             --          --
                                                        --------        --------    --------    --------       --------    --------
Total distributions ..............................            --           (6.91)         --          --          (0.14)      (0.07)
                                                        --------        --------    --------    --------       --------    --------
Net asset value, end of period ...................      $  32.17        $  36.25    $  36.84    $  34.97       $  32.13    $  30.13
                                                        ========        ========    ========    ========       ========    ========
Total return .....................................        (11.28)%(4)      16.80%       5.35%       8.84%          7.10%      26.85%
                                                        ========        ========    ========    ========       ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............      $140,004        $169,017    $225,390    $212,501       $182,467    $160,814
Operating expenses excluding custody earnings
  credit .........................................          1.08%(5)        1.02%       0.98%       1.01%          1.10%       1.05%
Operating expenses including
  reimbursement/waiver/custody earnings credit ...          1.08%(5)        1.02%       0.98%       1.01%          1.09%       1.04%
Operating expenses excluding
  reimbursement/waiver/custody earnings credit ...          1.08%(5)        1.02%       0.98%       1.01%          1.10%       1.15%
Net investment income/(loss) .....................         (0.08)%(5)       0.08%       0.19%       0.00%(3)       0.45%       0.12%
Portfolio turnover rate ..........................            58%(4)         129%         62%         58%           121%         93%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Amount is less than $0.01 per share.

(3)   Amount represents less than 0.01%

(4)   Not annualized

(5)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                      INVESTMENT CLASS SHARES
                                                       -----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED          YEAR        YEAR         YEAR         YEAR         YEAR
                                                        06/30/2008        ENDED       ENDED        ENDED        ENDED        ENDED
                                                        (UNAUDITED)    12/31/2007  12/31/2006   12/31/2005   12/31/2004   12/31/2003
                                                       ------------     -----------  ----------  ----------  ----------   ----------

Net asset value, beginning of period ...............      $ 17.51       $ 22.99       $ 21.17     $ 21.92     $ 20.52      $ 16.03
                                                          -------       -------       -------     -------     -------      -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ...........................         0.08          0.20          0.20        0.14        0.14         0.13
Net realized and unrealized gain/(loss)
  on investments ...................................        (2.58)        (0.58)         3.71        1.82        2.59         4.44
                                                          -------       -------       -------     -------     -------      -------

Total from investment operations ...................        (2.50)        (0.38)         3.91        1.96        2.73         4.57
                                                          -------       -------       -------     -------     -------      -------

LESS DISTRIBUTIONS:
From net investment income .........................           --         (0.23)        (0.19)      (0.14)      (0.39)       (0.08)
Tax return of capital ..............................           --         (0.00)(2)        --       (0.10)         --           --
From capital gains .................................           --         (4.87)        (1.90)      (2.47)      (0.94)          --
                                                          -------       -------       -------     -------     -------      -------
Total distributions ................................           --         (5.10)        (2.09)      (2.71)      (1.33)       (0.08)
                                                          -------       -------       -------     -------     -------      -------
Net asset value, end of period .....................      $ 15.01       $ 17.51       $ 22.99     $ 21.17     $ 21.92      $ 20.52
                                                          =======       =======       =======     =======     =======      =======
Total return .......................................       (14.33)%(3)    (2.00)%       18.49%       8.90%      13.28%       28.51%
                                                          =======       =======       =======     =======     =======      =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...............      $41,276       $57,314       $76,481     $56,245     $49,749      $35,997
Operating expenses excluding custody earnings
  credit ...........................................         1.55%(4)      1.42%         1.39%       1.50%       1.65%        1.56%
Operating expenses including
  reimbursement/waiver/custody earnings credit .....         1.55%(4)      1.42%         1.39%       1.49%       1.65%        1.55%
Operating expenses excluding
  reimbursement/waiver/custody earnings credit .....         1.55%(4)      1.42%         1.39%       1.50%       1.65%        1.67%
Net investment income ..............................         1.03%(4)      0.85%         0.87%       0.64%       0.67%        0.75%
Portfolio turnover rate ............................           54%(3)       120%           50%         43%         73%         103%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Amount is less than $0.01 per share.

(3)   Not annualized

(4)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INSTITUTIONAL CLASS SHARES
                                                       ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED           YEAR         YEAR        YEAR         YEAR        YEAR
                                                       06/30/2008         ENDED       ENDED       ENDED         ENDED       ENDED
                                                       (UNAUDITED)     12/31/2007   12/31/2006  12/31/2005   12/31/2004  12/31/2003
                                                       -----------     ----------   ----------  ----------   ----------  ----------
Net asset value, beginning of period ...............      $17.49         $23.04       $21.19      $21.94      $ 20.55     $ 16.04
                                                          ------         ------       ------      ------      -------     -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ...........................        0.10           0.27         0.27        0.20         0.21        0.18
Net realized and unrealized gain/(loss)
   on investments ..................................       (2.58)         (0.64)        3.74        1.83         2.59        4.44
                                                          ------         ------       ------      ------      -------     -------

Total from investment operations ...................       (2.48)         (0.37)        4.01        2.03         2.80        4.62
                                                          ------         ------       ------      ------      -------     -------

LESS DISTRIBUTIONS:
From net investment income .........................          --          (0.31)       (0.26)      (0.21)       (0.47)      (0.11)
Tax return of capital ..............................          --          (0.00)(2)       --       (0.10)          --          --
From capital gains .................................          --          (4.87)       (1.90)      (2.47)       (0.94)         --
                                                          ------         ------       ------      ------      -------     -------
Total distributions ................................          --          (5.18)       (2.16)      (2.78)       (1.41)      (0.11)
                                                          ------         ------       ------      ------      -------     -------
Net asset value, end of period .....................      $15.01         $17.49       $23.04      $21.19      $ 21.94     $ 20.55
                                                          ======         ======       ======      ======      =======     =======
Total return .......................................      (14.23)%(3)     (1.92)%      18.94%       9.18%       13.62%      28.83%
                                                          ======         ======       ======      ======      =======     =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...............      $6,246         $8,469       $7,399      $7,811      $10,059     $30,224
Operating expenses excluding custody earnings
  credit ...........................................        1.29%(4)       1.12%        1.08%       1.21%        1.34%       1.31%
Operating expenses including
  reimbursement/waiver/custody earnings credit .....        1.29%(4)       1.12%        1.08%       1.20%        1.34%       1.30%
Operating expenses excluding
  reimbursement/waiver/custody earnings credit .....        1.29%(4)       1.12%        1.08%       1.21%        1.34%       1.42%
Net investment income ..............................        1.30%(4)       1.15%        1.18%       0.91%        0.97%       1.00%
Portfolio turnover rate ............................          54%(3)        120%          50%         43%          73%        103%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Amount is less than $0.01 per share.

(3)   Not annualized

(4)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 INVESTMENT CLASS SHARES
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED           YEAR         YEAR         YEAR         YEAR         YEAR
                                                      06/30/2008        ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)     12/31/2007   12/31/2006   12/31/2005   12/31/2004   12/31/2003
                                                     -----------     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period .............     $ 16.94         $ 17.46      $ 16.88      $ 17.74      $ 15.73      $ 11.48
                                                       -------         -------      -------      -------      -------      -------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ...........................       (0.10)          (0.09)       (0.17)       (0.17)       (0.24)       (0.26)
Net realized and unrealized gain/(loss) on
   investments ...................................       (1.23)           1.60         2.04         0.79         2.95         4.51
                                                       -------         -------      -------      -------      -------      -------

Total from investment operations .................       (1.33)           1.51         1.87         0.62         2.71         4.25
                                                       -------         -------      -------      -------      -------      -------

LESS DISTRIBUTIONS:
From capital gains ...............................          --           (2.03)       (1.29)       (1.48)       (0.70)          --
                                                       -------         -------      -------      -------      -------      -------
Total distributions ..............................          --           (2.03)       (1.29)       (1.48)       (0.70)          --
                                                       -------         -------      -------      -------      -------      -------
Net asset value, end of period ...................     $ 15.61         $ 16.94      $ 17.46      $ 16.88      $ 17.74      $ 15.73
                                                       =======         =======      =======      =======      =======      =======
Total return .....................................       (7.91)%(2)       8.36%       11.12%        3.48%       17.22%       37.02%
                                                       =======         =======      =======      =======      =======      =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............     $15,761         $18,702      $15,553      $14,913      $13,916      $11,224
Operating expenses excluding custody earnings
   credit ........................................        2.05%(3)        2.06%        2.05%        1.52%        1.87%        2.51%
Operating expenses including reimbursement/waiver/
   custody earnings credit .......................        1.45%(3)        1.46%        1.43%        1.50%        1.87%        2.51%
Operating expenses excluding reimbursement/waiver/
   custody earnings credit .......................        2.05%(3)        2.06%        2.05%        2.36%        2.82%        3.11%
Net investment loss ..............................       (1.27)%(3)      (1.09)%      (0.96)%      (0.97)%      (1.46)%      (1.98)%
Portfolio turnover rate ..........................          44%(2)          99%          62%          71%         106%         162%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Not annualized

(3)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 INSTITUTIONAL CLASS SHARES
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED           YEAR         YEAR         YEAR         YEAR         YEAR
                                                      06/30/2008        ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)     12/31/2007   12/31/2006   12/31/2005   12/31/2004   12/31/2003
                                                     -----------     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period .............     $ 17.50         $ 17.93      $ 17.25      $ 18.04      $ 15.94      $ 11.61
                                                       -------         -------      -------      -------      -------      -------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ...........................       (0.08)          (0.06)       (0.12)       (0.12)       (0.19)       (0.23)
Net realized and unrealized gain/(loss) on
   investments ...................................       (1.32)           1.66         2.09         0.81         2.99         4.56
                                                       -------         -------      -------      -------      -------      -------

Total from investment operations .................       (1.40)           1.60         1.97         0.69         2.80         4.33
                                                       -------         -------      -------      -------      -------      -------

LESS DISTRIBUTIONS:
From capital gains ...............................          --           (2.03)       (1.29)       (1.48)       (0.70)          --
                                                       -------         -------      -------      -------      -------      -------
Total distributions ..............................          --           (2.03)       (1.29)       (1.48)       (0.70)          --
                                                       -------         -------      -------      -------      -------      -------
Net asset value, end of period ...................     $ 16.10         $ 17.50      $ 17.93      $ 17.25      $ 18.04      $ 15.94
                                                       =======         =======      =======      =======      =======      =======
Total return .....................................       (8.00)%(2)       8.58%       11.46%        3.81%       17.56%       37.30%
                                                       =======         =======      =======      =======      =======      =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............     $   259         $   298      $   196      $   206      $   214      $   159
Operating expenses excluding custody earnings
   credit ........................................        1.78%(3)        1.81%        1.77%        1.21%        1.55%        2.28%
Operating expenses including reimbursement/waiver/
   custody earnings credit .......................        1.18%(3)        1.21%        1.15%        1.19%        1.55%        2.28%
Operating expenses excluding reimbursement/waiver/
   custody earnings credit .......................        1.78%(3)        1.81%        1.77%        2.05%        2.50%        2.88%
Net investment loss ..............................       (1.01)%(3)      (0.92)%      (0.68)%      (0.66)%      (1.14)%      (1.75)%
Portfolio turnover rate ..........................          44%(2)          99%          62%          71%         106%         162%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Not annualized

(3)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 INVESTMENT CLASS SHARES
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED           YEAR         YEAR         YEAR         YEAR         YEAR
                                                      06/30/2008        ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)     12/31/2007   12/31/2006   12/31/2005   12/31/2004   12/31/2003
                                                     -----------     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period .............     $ 16.49         $ 18.77      $ 17.46      $ 21.47      $ 19.52      $ 14.34
                                                       -------         -------      -------      -------      -------      -------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(1) ..................        0.07            0.10         0.03        (0.07)       (0.06)        0.04
Net realized and unrealized gain/(loss) on
   investments ...................................       (1.77)          (0.70)        3.38         1.22         4.51         5.18
                                                       -------         -------      -------      -------      -------      -------

Total from investment operations .................       (1.70)          (0.60)        3.41         1.15         4.45         5.22
                                                       -------         -------      -------      -------      -------      -------

LESS DISTRIBUTIONS:
From net investment income .......................          --           (0.11)       (0.03)          --        (0.03)       (0.04)
From capital gains ...............................          --           (1.57)       (2.07)       (5.16)       (2.47)          --
                                                       -------         -------      -------      -------      -------      -------
Total distributions ..............................          --           (1.68)       (2.10)       (5.16)       (2.50)       (0.04)
                                                       -------         -------      -------      -------      -------      -------
Net asset value, end of period ...................     $ 14.79         $ 16.49      $ 18.77      $ 17.46      $ 21.47      $ 19.52
                                                       =======         =======      =======      =======      =======      =======
Total return .....................................      (10.31)%(2)      (3.45)%      19.64%        5.41%       22.78%       36.41%
                                                       =======         =======      =======      =======      =======      =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............     $18,230         $21,630      $23,639      $17,048      $36,826      $13,441
Operating expenses excluding custody earnings
   credit ........................................        1.46%(3)        1.79%        1.92%        1.50%        1.48%        1.52%
Operating expenses including reimbursement/waiver/
   custody earnings credit .......................        1.29%(3)        1.19%        1.31%        1.48%        1.46%        1.52%
Operating expenses excluding reimbursement/waiver/
   custody earnings credit .......................        1.46%(3)        1.79%        1.92%        2.10%        2.09%        2.12%
Net investment income/(loss) .....................        0.86%(3)       (0.05)%       0.15%       (0.32)%      (0.28)%       0.22%
Portfolio turnover rate ..........................          35%(2)          68%          72%          68%         134%         124%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Not annualized

(3)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 INSTITUTIONAL CLASS SHARES
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED           YEAR         YEAR         YEAR         YEAR         YEAR
                                                      06/30/2008        ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)     12/31/2007   12/31/2006   12/31/2005   12/31/2004   12/31/2003
                                                     -----------     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period .............     $ 16.61         $ 18.90      $ 17.56      $ 21.50      $ 19.55      $ 14.35
                                                       -------         -------      -------      -------      -------      -------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) .........................        0.07            0.17         0.09         0.00(2)      0.01         0.08
Net realized and unrealized gain/(loss) on
   investments ...................................       (1.72)          (0.72)        3.41         1.22         4.51         5.21
                                                       -------         -------      -------      -------      -------      -------

Total from investment operations .................       (1.65)          (0.55)        3.50         1.22         4.52         5.29
                                                       -------         -------      -------      -------      -------      -------

LESS DISTRIBUTIONS:
From net investment income .......................          --           (0.17)       (0.09)          --        (0.10)       (0.09)
From capital gains ...............................          --           (1.57)       (2.07)       (5.16)       (2.47)          --
                                                       -------         -------      -------      -------      -------      -------
Total distributions ..............................          --           (1.74)       (2.16)       (5.16)       (2.57)       (0.09)
                                                       -------         -------      -------      -------      -------      -------
Net asset value, end of period ...................     $ 14.96         $ 16.61      $ 18.90      $ 17.56      $ 21.50      $ 19.55
                                                       =======         =======      =======      =======      =======      =======
Total return .....................................       (9.93)%(3)      (3.18)%      20.05%        5.73%       23.11%       36.86%
                                                       =======         =======      =======      =======      =======      =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............     $ 1,230         $ 5,652      $ 1,375      $ 1,231      $ 3,961      $10,142
Operating expenses excluding custody earnings
   credit ........................................        1.53%(4)        1.51%        1.62%        1.17%        1.17%        1.23%
Operating expenses including reimbursement/waiver/
   custody earnings credit .......................        0.97%(4)        0.91%        1.02%        1.16%        1.15%        1.23%
Operating expenses excluding reimbursement/waiver/
   custody earnings credit .......................        1.53%(4)        1.51%        1.62%        1.78%        1.78%        1.83%
Net investment income/(loss) .....................        0.34%(4)        0.30%        0.44%       (0.01)%       0.03%        0.51%
Portfolio turnover rate ..........................          35%(3)          68%          72%          68%         134%         124%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Amount is less than $0.01 per share.

(3)   Not annualized

(4)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              INVESTMENT CLASS SHARES
                                                   ------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED           YEAR         YEAR         YEAR         YEAR         YEAR
                                                    06/30/2008       ENDED         ENDED       ENDED         ENDED        ENDED
                                                   (UNAUDITED)     12/31/2007   12/31/2006   12/31/2005   12/31/2004   12/31/2003
                                                   -----------     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ...........    $   12.42       $   12.02    $   10.59    $   10.09    $    9.17    $    7.10
                                                    ---------       ---------    ---------    ---------    ---------    ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) .......................         0.08            0.15         0.12         0.09         0.09         0.05
Net realized and unrealized gain/(loss) on
   investments .................................        (1.49)           0.42         1.41         0.48         0.93         2.05
                                                    ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations ...............        (1.41)           0.57         1.53         0.57         1.02         2.10
                                                    ---------       ---------    ---------    ---------    ---------    ---------

LESS DISTRIBUTIONS:
From net investment income .....................           --           (0.17)       (0.10)       (0.07)       (0.10)       (0.03)
                                                    ---------       ---------    ---------    ---------    ---------    ---------
Total distributions ............................           --           (0.17)       (0.10)       (0.07)       (0.10)       (0.03)
                                                    ---------       ---------    ---------    ---------    ---------    ---------
Net asset value, end of period .................    $   11.01       $   12.42    $   12.02    $   10.59    $   10.09    $    9.17
                                                    =========       =========    =========    =========    =========    =========
Total return ...................................       (11.35)%(2)       4.75%       14.46%        5.63%       11.17%       29.62%
                                                    =========       =========    =========    =========    =========    =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........    $ 118,573       $ 143,090    $ 145,952    $ 123,809    $ 122,263    $ 107,818
Operating expenses excluding custody earnings
   credit ......................................         0.72%(3)        0.68%        0.74%        0.82%        0.92%        1.06%
Operating expenses including reimbursement/
   waiver/custody earnings credit ..............         0.72%(3)        0.68%        0.74%        0.82%        0.92%        1.05%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit ..............         0.72%(3)        0.68%        0.74%        0.82%        0.92%        1.06%
Net investment income ..........................         1.41%(3)        1.20%        1.08%        0.89%        0.93%        0.66%
Portfolio turnover rate ........................           14%(2)          60%          69%          46%          31%           3%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Not annualized

(3)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                             INSTITUTIONAL CLASS SHARES
                                                   ------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED           YEAR         YEAR         YEAR         YEAR         YEAR
                                                    06/30/2008       ENDED         ENDED       ENDED         ENDED        ENDED
                                                   (UNAUDITED)     12/31/2007   12/31/2006   12/31/2005   12/31/2004   12/31/2003
                                                   -----------     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ...........     $  12.41       $   12.02    $  10.60     $  10.11     $   9.18     $   7.10
                                                     --------       ---------    --------     --------     --------     --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) .......................         0.10            0.19        0.15         0.12         0.12         0.08
Net realized and unrealized gain/(loss) on
   investments .................................        (1.49)           0.41        1.40         0.47         0.94         2.05
                                                     --------       ---------    --------     --------     --------     --------
Total from investment operations ...............        (1.39)           0.60        1.55         0.59         1.06         2.13
                                                     --------       ---------    --------     --------     --------     --------

LESS DISTRIBUTIONS:
From net investment income .....................           --           (0.21)      (0.13)       (0.10)       (0.13)       (0.05)
                                                     --------       ---------    --------     --------     --------     --------
Total distributions ............................           --           (0.21)      (0.13)       (0.10)       (0.13)       (0.05)
                                                     --------       ---------    --------     --------     --------     --------
Net asset value, end of period .................     $  11.02       $   12.41    $  12.02     $  10.60     $  10.11     $   9.18
                                                     ========       =========    ========     ========     ========     ========
Total return ...................................       (11.12)%(2)       4.97%      14.66%        5.83%       11.56%       30.05%
                                                     ========       =========    ========     ========     ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........     $ 98,466       $ 113,721    $ 65,177     $ 42,854     $ 41,368     $ 23,621
Operating expenses excluding custody earnings
   credit ......................................         0.43%(3)        0.39%       0.47%        0.54%        0.62%        0.76%
Operating expenses including reimbursement/
   waiver/custody earnings credit ..............         0.43%(3)        0.39%       0.47%        0.54%        0.62%        0.75%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit ..............         0.43%(3)        0.39%       0.47%        0.54%        0.62%        0.76%
Net investment income ..........................         1.69%(3)        1.49%       1.35%        1.17%        1.22%        0.96%
Portfolio turnover rate ........................           14%(2)          60%         69%          46%          31%           3%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Not annualized

(3)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                               QUALIFIED CLASS SHARES
                                                   -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED          YEAR         YEAR         YEAR         YEAR         YEAR
                                                    06/30/2008      ENDED         ENDED       ENDED         ENDED        ENDED
                                                   (UNAUDITED)    12/31/2007   12/31/2006   12/31/2005   12/31/2004   12/31/2003
                                                   -----------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ...........     $ 12.42        $ 12.02      $ 10.61      $ 10.10      $  9.15      $  7.09
                                                     -------        -------      -------      -------      -------      -------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) .......................        0.08           0.14         0.11         0.08         0.08         0.04
Net realized and unrealized gain/(loss) on
   investments .................................       (1.49)          0.42         1.39         0.47         0.94         2.05
                                                     -------        -------      -------      -------      -------      -------
Total from investment operations ...............       (1.41)          0.56         1.50         0.55         1.02         2.09
                                                     -------        -------      -------      -------      -------      -------

LESS DISTRIBUTIONS:
From net investment income .....................          --          (0.16)       (0.09)       (0.04)       (0.07)       (0.03)
                                                     -------        -------      -------      -------      -------      -------
Total distributions ............................          --          (0.16)       (0.09)       (0.04)       (0.07)       (0.03)
                                                     -------        -------      -------      -------      -------      -------
Net asset value, end of period .................     $ 11.01        $ 12.42      $ 12.02      $ 10.61      $ 10.10      $  9.15
                                                     =======        =======      =======      =======      =======      =======
Total return ...................................      (11.35)%(2)      4.63%       14.18%        5.46%       11.13%       29.45%
                                                     =======        =======      =======      =======      =======      =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........     $   589        $   607      $ 1,114      $   880      $ 1,399      $ 3,565
Operating expenses excluding custody earnings
   credit ......................................        0.83%(3)       0.79%        0.83%        0.93%        0.99%        1.15%
Operating expenses including reimbursement/
   waiver/custody earnings credit ..............        0.83%(3)       0.79%        0.83%        0.93%        0.99%        1.14%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit ..............        0.83%(3)       0.79%        0.83%        0.93%        0.99%        1.15%
Net investment income/(loss) ...................       (1.35)%(3)      1.08%        0.99%        0.75%        0.85%        0.58%
Portfolio turnover rate ........................          14%(2)         60%          69%          46%          31%           3%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Not annualized

(3)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                  [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              HORACE MANN CLASS SHARES
                                                   -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED          YEAR         YEAR         YEAR         YEAR         YEAR
                                                    06/30/2008      ENDED         ENDED       ENDED         ENDED        ENDED
                                                   (UNAUDITED)    12/31/2007   12/31/2006   12/31/2005   12/31/2004   12/31/2003
                                                   -----------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ...........     $ 12.38        $ 11.99      $ 10.57      $ 10.08      $  9.15      $  7.09
                                                     -------        -------      -------      -------      -------      -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(1) ................        0.08           0.14         0.12         0.08         0.08         0.05
Net realized and unrealized gain on
   investments .................................       (1.48)          0.41         1.39         0.47         0.95         2.04
                                                     -------        -------      -------      -------      -------      -------
Total from investment operations ...............       (1.40)          0.55         1.51         0.55         1.03         2.09
                                                     -------        -------      -------      -------      -------      -------

LESS DISTRIBUTIONS:
From net investment income .....................          --          (0.16)       (0.09)       (0.06)       (0.10)       (0.03)
                                                     -------        -------      -------      -------      -------      -------
Total distributions ............................          --          (0.16)       (0.09)       (0.06)       (0.10)       (0.03)
                                                     -------        -------      -------      -------      -------      -------
Net asset value, end of period .................     $ 10.98        $ 12.38      $ 11.99      $ 10.57      $ 10.08      $  9.15
                                                     =======        =======      =======      =======      =======      =======
Total return ...................................      (11.31)%(2)      4.60%       14.32%        5.49%       11.23%       29.44%
                                                     =======        =======      =======      =======      =======      =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........     $ 1,398        $ 1,593      $ 1,817      $ 1,891      $ 1,964      $ 1,915
Operating expenses excluding custody earnings
   credit ......................................        0.78%(3)       0.74%        0.77%        0.89%        0.97%        1.11%
Operating expenses including reimbursement/
   waiver/custody earnings credit ..............        0.78%(3)       0.74%        0.77%        0.89%        0.97%        1.10%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit ..............        0.78%(3)       0.74%        0.77%        0.89%        0.97%        1.11%
Net investment income ..........................       (1.37)%(3)      1.14%        1.05%        0.82%        0.87%        0.61%
Portfolio turnover rate ........................          14%(2)         60%          69%          46%          31%           3%

----------
(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Not annualized

(3)   Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 INVESTMENT CLASS SHARES
                                                                             -------------------------------
                                                                                SIX MONTHS
                                                                                  ENDED            PERIOD
                                                                                06/30/2008         ENDED
                                                                               (UNAUDITED)     12/31/2007(1)
                                                                             ---------------   -------------
Net asset value, beginning of period                                            $ 10.12            $ 10.00
                                                                                -------            -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ...................................................           --              (0.02)
Net realized and unrealized gain/(loss) on investments and short sales ...        (1.14)              0.14
                                                                                -------            -------
Total from investment operations .........................................        (1.14)              0.12
                                                                                -------            -------
LESS DISTRIBUTIONS:
From net investment income ...............................................           --              (0.00)(3)
                                                                                -------            -------
Total distributions ......................................................           --              (0.00)
                                                                                -------            -------
Net asset value, end of period ...........................................      $  8.98            $ 10.12
                                                                                =======            =======
Total return(4) ..........................................................       (11.27)%(5)          1.21%(5)
                                                                                =======            =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....................................      $ 7,751            $ 7,196
Operating expenses including dividends on short sales and
   interest expense, after expense reimbursement/waiver ..................         2.75%(6)           3.51%(6)
Operating expenses including dividends on short sales and
   interest expense, before expense reimbursement/waiver .................         3.87%(6)           5.00%(6)
Operating expenses excluding dividends on short sales and
   interest expense, after expense reimbursement/waiver ..................         1.50%(6)           1.50%(6)
Net investment loss ......................................................        (0.09)%(6)         (1.24)%(6)
Portfolio turnover rate ..................................................          158%(5)             84%(5)

----------
(1) The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.

(2) The selected per share data was calculated using the average shares outstanding method for the period.

(3)   Amount is less than $0.01 per share.

(4)   Total return represents the total return for the period indicated.

(5)   Not annualized.

(6)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)

--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INSTITUTIONAL CLASS SHARES
                                                                             -------------------------------
                                                                                SIX MONTHS
                                                                                  ENDED            PERIOD
                                                                                06/30/2008         ENDED
                                                                               (UNAUDITED)     12/31/2007(1)
                                                                             ---------------   -------------
Net asset value, beginning of period                                            $ 10.12            $ 10.00
                                                                                -------            -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2) ...................................................         0.01              (0.01)
Net realized and unrealized gain/(loss) on investments and short sales ...        (1.14)              0.13
                                                                                -------            -------
Total from investment operations .........................................        (1.13)              0.12
                                                                                -------            -------
LESS DISTRIBUTIONS:
From net investment income ...............................................           --              (0.00)(3)
                                                                                -------            -------
Total distributions ......................................................           --              (0.00)
                                                                                -------            -------
Net asset value, end of period ...........................................      $  8.99            $ 10.12
                                                                                =======            =======
Total return(4) ..........................................................       (11.17)%(5)          1.23%(5)
                                                                                =======            =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....................................      $16,005           $ 12,870
Operating expenses including dividends on short sales and
   interest expense, after expense reimbursement/waiver ..................         2.47%(6)           3.09%(6)
Operating expenses including dividends on short sales and
   interest expense, before expense reimbursement/waiver .................         3.57%(6)           4.38%(6)
Operating expenses excluding dividends on short sales and
   interest expense, after expense reimbursement/waiver ..................         1.25%(6)           1.25%(6)
Net investment income ....................................................         0.16%(6)          (0.79%)(6)
Portfolio turnover rate ..................................................          158%(5)             84%(5)

----------
(1) The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.

(2) The selected per share data was calculated using the average shares outstanding method for the period.

(3)   Amount is less than $0.01 per share.

(4)   Total return represents the total return for the period indicated.

(5)   Not annualized.

(6)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS                                             [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

1.    Organization.

Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series, six of which had operations during the semi-annual period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Dow Jones Wilshire 5000 Index Portfolio and Wilshire Large Cap Core 130/30 Fund (collectively the "Portfolios", each a "Portfolio"). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Dow Jones Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2.    Significant Accounting Policies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company or by the Company's Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or by the Company's Valuation

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

SECURITIES SOLD SHORT: The Wilshire Large Cap Core 130/30 Fund will engage in short selling. To complete a short sales transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio's short position.

The short stock rebate presented in the Statements of Operations represents the net income earned on the short sale proceeds held on deposit with the Portfolio's custodian earned on short sale transactions. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Portfolio.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

OFFERING COSTS: Offering costs for Wilshire Large Cap Core 130/30 Fund are amortized on a straight-line basis over one year from commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible Federal excise tax.

SECURITIES LENDING: The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a "placing broker." A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company's policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. PFPC Trust Company, the Portfolios' custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2008 are shown in the Statements of Assets and Liabilities. The related income from securities loaned is reflected in the Statements of Operations.

RECENT ACCOUNTING STANDARD: In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Portfolios' financial statement disclosures, if any, is currently being assessed.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

3.    Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the "Agreement") between the Company and Wilshire Associates Incorporated ("Wilshire" or the "Adviser"), Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, 0.10% of average daily net assets for the Dow Jones Wilshire 5000 Index Portfolio and 1.00% for the Wilshire Large Cap Core 130/30 Fund. For the six months ended June 30, 2008, Wilshire voluntarily waived 0.60% from its fee for the Small Company Growth Portfolio and 0.60% from its fee for the Small Company Value Portfolio. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed through June 30, 2008 for such Portfolios. Wilshire has entered into a contractual expense limitation agreement with the Wilshire Large Cap Core 130/30 Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least April 30, 2009. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Wilshire Large Cap Core 130/30 Fund. At June 30, 2008, the amounts of waivers subject to recoupment for Wilshire Large Cap Core 130/30 Fund are $67,117, expiring in 2011 and $21,064, expiring in 2010.

For the six-months ended June 30, 2008, Wilshire waived fees and reimbursed expenses as follows:

PORTFOLIO                                      WAIVED FEES   REIMBURSED EXPENSES
---------                                      -----------   -------------------
Small Company Growth Portfolio .............     $ 51,572          $     --
Small Company Value Portfolio ..............       69,723                --
Wilshire Large Cap Core 130/30 Fund ........       67,117            43,752

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research ("L.A. Capital"), Logan Capital Management, Inc. ("Logan"), Payden & Rydell ("Payden"), Quest Investment Management, Inc. ("Quest"), Sawgrass Asset Management ("Sawgrass"), Victory Capital Management Inc. ("Victory"), Pzena Investment Management, LLC ("Pzena"), Acadian Asset Management, Inc. ("Acadian"), Systematic Financial Management, L.P. ("Systematic"), Ranger Investment Management, L.P., NWQ Investment Management Company, LP ("NWQ"), AG Asset Management, LLC ("AG"), AXA Rosenberg Investment Management LLC ("AXA"), Thompson, Siegel & Walmsley LLC ("TSW") and TWIN Capital Management, Inc. ("TWIN") (collectively the "Sub-Advisers") to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Logan, Payden, Quest, Sawgrass and Victory each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena, Acadian and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Dow Jones Wilshire 5000 Index Portfolio. AG, AXA, TSW and TWIN each manage a portion of the Wilshire Large Cap Core 130/30 Fund.

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--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

PFPC Inc. ("PFPC") serves as the Company's administrator and accounting agent pursuant to a services agreement. PFPC Trust Company serves as the custodian for all Portfolios except the Wilshire Large Cap Core 130/30 Fund. Custodial Trust Company serves as the custodian for the Wilshire Large Cap Core 130/30 Fund.

The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers with the exception of the Company's Chief Compliance Officer ("CCO"). The Company and Wilshire Variable Insurance Trust each pay a portion of the CCO's compensation and related out of pocket expenses, and the Adviser pays the remainder of such compensation. Effective April 1, 2008, the Company and Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $14,000, an annual additional Board Chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $4,000, an annual Committee Chairperson retainer of $8,000 in lieu of the $4,000 Committee Member retainer, and a Committee telephonic meeting fee of $500. Prior to April 1, 2008, the Company and the Wilshire Variable Insurance Trust together paid each independent director an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

4.    Distribution and Shareholder Services Plans.

The Directors of the Company have adopted shareholder services and/or distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. (the "Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the six months ended June 30, 2008, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Dow Jones Wilshire 5000 Index Portfolio and Wilshire Large Cap Core 130/30 Fund were 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.25% of average net assets, respectively.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider.

For the six-month period ended June 30, 2008, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

PORTFOLIO                                                INVESTMENT CLASS   INSTITUTIONAL CLASS
---------                                                ----------------   -------------------
Large Company Growth Portfolio .......................         0.15%               0.01%
Large Company Value Portfolio ........................         0.08%               0.01%
Small Company Growth Portfolio .......................         0.08%               0.09%
Small Company Value Portfolio ........................         0.07%               0.02%
Dow Jones Wilshire 5000 Index Portfolio ..............         0.04%               0.00%
Wilshire Large Cap Core 130/30 Fund ..................         0.02%               0.00%

The Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries. For the six-month period ended June 30, 2008, the shareholder service provider fees for the Qualified Class Shares were 0.15% of average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Dow Jones Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.

5.    Securities Transactions.

For the six-month period ended June 30, 2008, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

PORTFOLIO                                                  PURCHASES                 SALES
---------                                                 -----------             -----------
Large Company Growth Portfolio ....................       237,799,717             284,646,797
Large Company Value Portfolio .....................        29,145,353              41,173,295
Small Company Growth Portfolio ....................         7,347,346               8,534,282
Small Company Value Portfolio .....................         8,011,899              12,478,946
Dow Jones Wilshire 5000 Index Portfolio ...........        31,782,767              39,273,368
Wilshire Large Cap Core 130/30 Fund ...............        26,811,218              19,894,086

For Wilshire Large Cap Core 130/30 Fund, short sales and purchases to cover were $10,023,439 and $11,270,583, respectively.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS"("FAS 157"): In September 2006, the Financial Accounting Standards Board ("FASB") issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting,

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Portfolios have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities.

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Portfolios' net assets as of June 30, 2008 is as follows:

                                            LARGE           LARGE          SMALL          SMALL
                                           COMPANY         COMPANY        COMPANY        COMPANY        DOW JONES        WILSHIRE
                                           GROWTH           VALUE         GROWTH          VALUE       WILSHIRE 5000      LARGE CAP
                                          PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO    INDEX PORTFOLIO    130/30 FUND
                                        -------------   ------------   ------------   ------------   ---------------   ------------
Level 1-Quoted Prices ...............   $ 410,120,904   $ 51,925,428   $ 18,941,906   $ 22,584,142   $   242,145,024   $ 28,927,990
Level 2-Other Significant
  Observable Inputs .................              --             --             --             --                --             --
Level 3-Significant
  Unobservable Inputs ...............              --             --             --             --                --             --
                                        -------------   ------------   ------------   ------------   ---------------   ------------
Total Market Value
  of Investments ....................   $ 410,120,904   $ 51,925,428   $ 18,941,906   $ 22,584,142   $   242,145,024   $ 28,927,990
                                        =============   ============   ============   ============   ===============   ============

6.    Significant Shareholder Activity.

On June 30, 2008, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

PORTFOLIO
---------
Large Company Growth Portfolio (1 omnibus shareholder) .............   43%
Large Company Value Portfolio (2 omnibus shareholders) .............   75%
Small Company Growth Portfolio (2 omnibus shareholders) ............   78%
Small Company Value Portfolio (2 omnibus shareholders) .............   60%
Dow Jones Wilshire 5000 Index Portfolio (3 omnibus shareholders) ...   67%
Wilshire Large Cap Core 130/30 Fund (3 omnibus shareholders) .......   85%

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

7.    Tax Information.

No provision for federal income taxes is required because each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Portfolios' tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Portfolios' financial statements. The Portfolios' federal and state income and federal excise tax returns for tax payers for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2007, the following Portfolios had post-October capital loss deferrals as follows:

PORTFOLIO                                                        CAPITAL LOSSES
---------                                                        --------------
Large Company Value Portfolio ................................     $1,938,468
Wilshire Large Cap Core 130/30 Fund ..........................         10,573

The federal tax cost, unrealized appreciation and depreciation at June 30, 2008 for each Portfolio are as follows:

                                                                                                 NET
                                                                                              UNREALIZED
                                                   TAX         UNREALIZED     UNREALIZED     APPRECIATION
PORTFOLIO                                          COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------                                      ------------   ------------   ------------   --------------
Large Company Growth Portfolio .............   $368,363,376   $ 61,700,490   $(19,942,962)  $   41,757,528
Large Company Value Portfolio ..............     53,945,175      4,328,874     (6,348,621)      (2,019,747)
Small Company Growth Portfolio .............     17,692,394      2,813,544     (1,564,139)       1,249,405
Small Company Value Portfolio ..............     23,427,976      2,606,301     (3,450,135)        (843,834)
Dow Jones Wilshire 5000 Index Portfolio ....    205,082,602     60,161,126    (23,098,704)      37,062,422
Wilshire Large Cap Core 130/30 Fund ........     30,006,273      1,408,452     (2,486,735)      (1,078,283)

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2007, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                            EXPIRING DECEMBER 31,
                                               -----------------------------------------------
PORTFOLIO                                         2010         2011         2012        2013
---------                                      ----------   ----------   ----------   --------
Dow Jones Wilshire 5000 Index Portfolio .....  $2,983,227   $3,810,802   $5,509,772   $108,266

Capital loss carryforwards utilized in the current year were as follows:

PORTFOLIO
---------
Large Company Growth Portfolio ...................................   $6,132,547
Doe Jones Wilshire 5000 Index Portfolio ..........................    4,957,039

The tax character of distributions paid were:

                                                    2007          2007         2007        2006         2006
                                                  ORDINARY      CAPITAL     RETURN OF    ORDINARY      CAPITAL
PORTFOLIO                                          INCOME        GAINS       CAPITAL      INCOME        GAINS
---------                                       -----------   -----------   ---------   ----------   ----------
Large Company Growth Portfolio ..............   $11,201,849   $71,125,453   $      --   $       --   $       --
Large Company Value Portfolio ...............     2,716,827    12,592,542       4,227    1,012,778    5,833,008
Small Company Growth Portfolio ..............       220,425     1,807,571          --           --    1,099,689
Small Company Value Portfolio ...............       727,195     1,830,168          --      543,566    2,017,669
Dow Jones Wilshire 5000 Index Portfolio .....     3,931,706            --          --    1,951,930           --
Wilshire Large Cap Core 130/30 Fund .........         4,000            --          --           --           --

At December 31, 2007, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

                                                                                                          DOW JONES     WILSHIRE
                                                      LARGE         LARGE         SMALL       SMALL       WILSHIRE     LARGE CAP
                                                     COMPANY       COMPANY       COMPANY     COMPANY        5000          CORE
                                                     GROWTH         VALUE        GROWTH       VALUE        INDEX         130/30
                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO       FUND
                                                  ------------   -----------   ----------   ---------   ------------   ---------
Undistributed ordinary income .................   $  3,908,641   $        --   $       --   $      --   $         --   $  10,197
Accumulated capital gain/(loss) ...............             --    (1,938,468)     305,872       1,780    (12,412,067)    (10,573)
Unrealized appreciation .......................    101,409,465     2,714,631    1,790,837     820,463     53,023,682     223,179
                                                  ------------   -----------   ----------   ---------   ------------   ---------
Total accumulated earnings ....................   $105,318,106   $   776,163   $2,096,709   $ 822,243   $ 40,611,615   $ 222,803
                                                  ------------   -----------   ----------   ---------   ------------   ---------

The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Portfolios.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

8.    Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The permanent differences are primarily attributable to the net realized gain on sale of partnerships, write-off of net operating losses and the re-characterization of distributions. As of December 31, 2007, the reclassifications were as follows:

                                                                       INCREASE        INCREASE/(DECREASE)
                                                    DECREASE       UNDISTRIBUTED NET        REALIZED
PORTFOLIO                                        PAID-IN CAPITAL   INVESTMENT INCOME      CAPITAL GAINS
---------                                        ---------------   -----------------   -------------------
Large Company Growth Portfolio ...............      $      --           $918,024           $(918,024)
Large Company Value Portfolio ................         (4,227)             5,320              (1,093)
Small Company Growth Portfolio ...............        (47,240)            82,010             (34,770)
Small Company Value Portfolio ................             --             23,269             (23,269)
Dow Jones Wilshire 5000 Index Portfolio ......       (100,032)            71,357              28,675
Wilshire Large Cap Core 130/30 Fund ..........         (5,344)             7,577              (2,233)

9.    Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios enters into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10.   Subsequent Events.

Effective July 14, 2008, SEI Investments Global Funds Services serves as the Company's administrator and accounting agent pursuant to an admimistration agreement dated May 31, 2008.

Effective July 14, 2008, DST Systems, Inc. serves as the Company's transfer agent and dividend disbursing agent.

Effective July 14, 2008, SEI Investments Distribution Co. serves as the Company's distributor.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
ADDITIONAL FUND INFORMATION                                               [LOGO]

--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio's proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company's Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

[LOGO] WILSHIRE MUTUAL FUNDS

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
www.wilfunds.com

                                                                 WIL-SA-002-0100

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Dow Jones Wilshire 5000 Index Portfolio, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire Large Cap Core 130/30 Fund is included as part of the report to shareholders filed under Item 1 of this form.


Large Company Value Portfolio

  Shares                                                              Value
----------                                                       --------------
COMMON STOCK -- 97.0%

CONSUMER DISCRETIONARY -- 8.3%
     2,000   Advance Auto Parts, Inc. ........................   $       77,660
     6,400   Autoliv, Inc. SDR(a) ............................          298,368
     9,400   Blockbuster, Inc., Class B + ....................           18,988
        --   Chipotle Mexican Grill, Inc., Class B + (a) .....               --
     5,700   Comcast Corp. Special, Class A ..................          108,129
        --   Cooper Tire & Rubber Co. ........................               --
        --   CROCS, Inc. + (a) ...............................               --
        --   DeVry, Inc.(a) ..................................               --
    10,000   Exide Technologies + ............................          167,600
     4,700   Expedia, Inc. + .................................           86,386
     8,100   Hanesbrands, Inc. + .............................          219,834
    13,400   Home Depot, Inc. (The) ..........................          313,828
     2,300   J.C. Penney Co., Inc. ...........................           83,467
     4,600   Lennar Corp., Class A ...........................           56,764
     5,657   Liberty Media Corp. - Capital + .................           81,461
     3,300   Macy's, Inc. ....................................           64,086
     3,925   Magna International, Inc., Class A(a) ...........          232,517
    14,300   McDonald's Corp. ................................          803,945
        --   NetFlix, Inc. + (a) .............................               --
     1,300   Nike, Inc., Class B .............................           77,493
        --   priceline.com, Inc. + (a) .......................               --
     7,800   Quiksilver, Inc. + ..............................           76,596
     4,400   RadioShack Corp. ................................           53,988
        --   Red Robin Gourmet Burgers, Inc. + (a) ...........               --
        --   Scientific Games Corp., Class A + (a) ...........               --
     1,300   Shiloh Industries, Inc. .........................           12,207
     3,300   Snap-On, Inc. ...................................          171,633
     4,843   Standard Motor Products, Inc. ...................           39,519
        --   Syntax-Brillian Corp. + (a) .....................               --
     1,500   Tiffany & Co. ...................................           61,125
     8,000   TJX Cos., Inc. ..................................          251,760
        --   Under Armour, Inc., Class A + (a) ...............               --
     2,100   VF Corp. ........................................          149,478
     4,800   Walt Disney Co. (The) ...........................          149,760
     4,675   Whirlpool Corp.(a) ..............................          288,588
                                                                 --------------
                                                                      3,945,180
                                                                 --------------
CONSUMER STAPLES -- 9.8%
    21,200   Altria Group, Inc. ..............................          435,872
     3,727   Bunge, Ltd.(a) ..................................          401,360
        --   Cal-Maine Foods, Inc.(a) ........................               --
     2,900   Coca-Cola Co. (The) .............................          150,742
     5,500   CVS .............................................          217,635
     2,557   Fresh Del Monte Produce, Inc. + .................           60,268
        --   Green Mountain Coffee Roasters, Inc. + (a) ......               --
     4,025   Kimberly-Clark Corp. ............................          240,615
     9,450   Kraft Foods, Inc., Class A ......................          268,853
    23,900   Kroger Co. (The) ................................          689,993
    10,159   Omega Protein Corp. + ...........................          151,877
    17,700   Philip Morris International, Inc. ...............          874,203
     3,000   Procter & Gamble Co. ............................          182,430
    16,700   Safeway, Inc. ...................................          476,785
    16,550   Sara Lee Corp. ..................................          202,738
     5,400   Wal-Mart Stores, Inc. ...........................          303,480
                                                                 --------------
                                                                      4,656,851
                                                                 --------------
ENERGY -- 16.6%
        --   Alon USA Energy, Inc.(a) ........................               --
     8,000   Anadarko Petroleum Corp. ........................          598,720
       200   Apache Corp. ....................................           27,800
     2,100   ATP Oil & Gas Corp. + (a) .......................           82,887
     4,375   BP PLC ADR ......................................          304,369
    12,700   Chevron Corp. ...................................        1,258,951
     1,500   Cimarex Energy Co. ..............................          104,505
    12,100   ConocoPhillips ..................................        1,142,119

  Shares                                                              Value
----------                                                       --------------
ENERGY -- 16.6% (CONTINUED)
        --   Delta Petroleum Corp. + (a) .....................   $           --
     5,900   El Paso Corp. ...................................          128,266
        --   Endeavour International Corp. + (a) .............               --
        --   Evergreen Energy, Inc. + (a) ....................               --
    18,600   Exxon Mobil Corp. ...............................        1,639,218
        --   GMX Resources, Inc. + (a) .......................               --
        --   Goodrich Petroleum Corp. + (a) ..................               --
    17,400   Marathon Oil Corp. ..............................          902,538
        --   McMoRan Exploration Co. + (a) ...................               --
     1,300   Noble Energy, Inc. ..............................          130,728
        --   Nova Biosource Fuels, Inc. + (a) ................               --
    13,200   Occidental Petroleum Corp. ......................        1,186,152
     5,700   Patterson-UTI Energy, Inc. ......................          205,428
        --   VeraSun Energy Corp. + (a) ......................               --
        --   Western Refining, Inc.(a) .......................               --
     4,300   Williams, Inc. ..................................          173,333
                                                                 --------------
                                                                      7,885,014
                                                                 --------------
FINANCIALS -- 21.7%
        --   Alexandria Real Estate Equities, Inc. (a) .......               --
     9,725   Allstate Corp. (The) ............................          443,363
       200   American Financial Group, Inc. ..................            5,350
       600   Ameriprise Financial, Inc. ......................           24,402
     7,000   Annaly Capital Management, Inc. .................          108,570
     3,700   AON Corp. .......................................          169,978
     1,300   Arch Capital Group, Ltd. + ......................           86,216
     1,900   Assurant, Inc. ..................................          125,324
     3,100   Asta Funding, Inc.(a) ...........................           28,086
    25,400   Bank of America Corp. ...........................          606,298
     4,200   Bank of New York Mellon Corp. (The) .............          158,886
     8,900   BB&T Corp. ......................................          202,653
    12,950   Capital One Financial Corp.(a) ..................          492,230
    28,675   Citigroup, Inc. .................................          480,593
       520   Citizens Republic Bancorp, Inc.(a) ..............            1,466
     6,825   Comerica, Inc. ..................................          174,925
     4,300   Corus Bankshares, Inc.(a) .......................           17,888
    27,100   Discover Financial Services .....................          356,907
     5,000   Evercore Partners, Inc., Class A ................           47,500
    14,700   Fannie Mae ......................................          286,797
    10,564   Fidelity National Financial, Inc., Class A ......          133,106
     2,644   First Merchants Corp. ...........................           47,989
    23,675   Freddie Mac .....................................          388,270
     1,200   Goldman Sachs Group, Inc. (The) .................          209,880
     2,200   Hartford Financial Services Group, Inc. .........          142,054
     6,600   Interactive Brokers Group, Inc., Class A + (a) ..          212,058
     4,800   Invesco, Ltd. ...................................          115,104
    20,375   JPMorgan Chase & Co. ............................          699,066
     7,875   Lehman Brothers Holdings, Inc. ..................          156,004
     9,575   Morgan Stanley ..................................          345,370
    16,375   National City Corp.(a) ..........................           78,109
    11,300   New York Community Bancorp, Inc. ................          201,592
     3,200   Northern Trust Corp. ............................          219,424
        --   NorthStar Realty Finance Corp. (a) ..............               --
     3,000   OceanFirst Financial Corp. ......................           54,150

Large Company Value Portfolio

     3,867   PartnerRe, Ltd. .................................          267,326
     3,900   Prologis ........................................          211,965
     9,900   State Street Corp. ..............................          633,501
     6,175   Torchmark Corp. .................................          362,164
    23,300   Travelers Cos., Inc. (The) ......................        1,011,219
     7,900   Unum Group ......................................          161,555
    12,125   Wachovia Corp.(a) ...............................          188,301
    13,125   Washington Mutual, Inc.(a) ......................           64,706
    20,000   Wells Fargo & Co.(a) ............................          475,000
        --   Westamerica Bancorporation(a) ...................               --
     4,935   XL Capital, Ltd., Class A .......................          101,464
                                                                 --------------
                                                                     10,296,809
                                                                 --------------

  Shares                                                              Value
----------                                                       --------------
HEALTH CARE -- 9.9%
     4,900   Aetna, Inc. .....................................   $      198,597
        --   Affymetrix, Inc. + (a) ..........................               --
        --   Altus Pharmaceuticals, Inc. + (a) ...............               --
        --   AMAG Pharmaceuticals, Inc. + (a) ................               --
     8,325   AmerisourceBergen Corp., Class A ................          332,917
    11,250   Amgen, Inc. + ...................................          530,550
        --   Arena Pharmaceuticals, Inc. + (a) ...............               --
     3,600   Biogen Idec, Inc. + .............................          201,204
     6,200   Boston Scientific Corp. + .......................           76,198
    14,675   Bristol-Myers Squibb Co. ........................          301,278
        --   Cell Genesys, Inc. + (a) ........................               --
        --   Conceptus, Inc. + (a) ...........................               --
        --   CytRx Corp. + (a) ...............................               --
    15,500   Eli Lilly & Co. .................................          715,480
        --   GenVec, Inc. + (a) ..............................               --
        --   Geron Corp. + (a) ...............................               --
        --   GTx, Inc. + (a) .................................               --
        --   Hythiam, Inc. + (a) .............................               --
        --   Illumina, Inc. + (a) ............................               --
        --   Immunomedics, Inc. + (a) ........................               --
        --   Integra LifeSciences Holdings Corp. + (a) .......               --
        --   InterMune, Inc. + (a) ...........................               --
        --   Inverness Medical Innovations, Inc. + (a) .......               --
     8,900   Invitrogen Corp. + ..............................          349,414
        --   Isis Pharmaceuticals, Inc. + (a) ................               --
        --   Javelin Pharmaceuticals, Inc. + (a) .............               --
     7,675   Johnson & Johnson ...............................          493,810
        --   MannKind Corp. + (a) ............................               --
        --   Mentor Corp.(a) .................................               --
        --   Molina Healthcare, Inc. + (a) ...................               --
        --   Onyx Pharmaceuticals, Inc. + (a) ................               --
        --   Penwest Pharmaceuticals Co. + (a) ...............               --
        --   Perrigo Co.(a) ..................................               --
    65,600   Pfizer, Inc. ....................................        1,146,031
        --   Progenics Pharmaceuticals, Inc. + (a) ...........               --
    15,000   Repligen Corp. + ................................           70,800
        --   Savient Pharmaceuticals, Inc. + (a) .............               --
     6,200   Schering-Plough Corp. ...........................          122,078
        --   SonoSite, Inc. + (a) ............................               --
     7,400   UnitedHealth Group, Inc. ........................          194,250
        --   Zymogenetics, Inc. + (a) ........................               --
                                                                 --------------
                                                                      4,732,607
                                                                 --------------
INDUSTRIALS -- 6.5%
        --   AGCO Corp. + (a) ................................               --
        --   American Commercial Lines, Inc. + (a) ...........               --
        --   Briggs & Stratton Corp.(a) ......................               --
     4,200   CNH Global NV ...................................          142,674
       500   CSX Corp. .......................................           31,405
     1,200   Cummins, Inc. ...................................           78,624
     2,700   Eaton Corp. .....................................          229,418
        --   EnerNOC, Inc. + (a) .............................               --
     5,402   Excel Maritime Carriers, Ltd.(a) ................          212,029
        --   General Cable Corp. + (a) .......................               --
        --   H&E Equipment Services, Inc. + (a) ..............               --
     1,300   Harsco Corp. ....................................           70,733
     3,900   Hawaiian Holdings, Inc. + .......................           27,105
    11,100   Honeywell International, Inc. ...................          558,108
     1,200   Interline Brands, Inc. + ........................           19,116
     2,200   International Shipholding Corp. + ...............           51,568
        --   Middleby Corp. + (a) ............................               --
     4,475   Northrop Grumman Corp. ..........................          299,378
     9,250   Parker Hannifin Corp. ...........................          659,709
        --   Rollins, Inc. ...................................               --
     1,000   Ryder System, Inc. ..............................           68,880
       650   SPX Corp. .......................................           85,625
        --   Sunpower Corp., Class A + (a) ...................               --
       550   Tecumseh Products Co., Class B + ................           15,956

  Shares                                                              Value
----------                                                       --------------
INDUSTRIALS -- 6.5% (CONTINUED)
       448   Tecumseh Products Co., Class A + ................   $       14,685
     3,500   Terex Corp. + ...................................          179,795
        --   TransDigm Group, Inc. + (a) .....................               --
     1,775   Tyco International, Ltd. ........................           71,071
        --   Ultrapetrol Bahamas, Ltd. + (a) .................               --
     2,000   Union Pacific Corp. .............................          151,000
     1,500   Walter Industries, Inc. .........................          163,155
                                                                 --------------
                                                                      3,130,034
                                                                 --------------
INFORMATION TECHNOLOGY -- 9.8%
     5,000   Affiliated Computer Services, Inc., Class A + ...          267,450
    88,600   Alcatel-Lucent ADR + ............................          535,144
    17,400   Amkor Technology, Inc. + ........................          181,134
        --   Anixter International, Inc. + (a) ...............               --
        --   Bankrate, Inc. + (a) ............................               --
    15,925   CA, Inc. ........................................          367,708
     4,800   Computer Sciences Corp. + .......................          224,832
     3,000   Corning, Inc. ...................................           69,150
        --   Earthlink, Inc. + (a) ...........................               --
        --   Factset Research Systems, Inc.(a) ...............               --
        --   Finisar Corp. + (a) .............................               --
        --   GSI Commerce, Inc. + (a) ........................               --
    10,900   Hewlett-Packard Co. .............................          481,889
     2,600   Integrated Silicon Solution, Inc. + .............           14,456
        --   Internap Network Services Corp. + (a) ...........               --
     7,500   International Business Machines Corp. ...........          888,975
        --   Itron, Inc. + (a) ...............................               --
        --   Marchex, Inc., Class B(a) .......................               --
     1,800   MEMC Electronic Materials, Inc. + ...............          110,772
    37,950   Microsoft Corp. .................................        1,044,005
     7,600   Motorola, Inc. ..................................           55,784
        --   Multi-Fineline Electronix, Inc. + (a) ...........               --
     4,400   National Semiconductor Corp. ....................           90,376
        --   Netlogic Microsystems, Inc. + (a) ...............               --
        --   Omniture, Inc. + (a) ............................               --
        --   Omnivision Technologies, Inc. + (a) .............               --
     4,000   PC Connection, Inc. + ...........................           37,240
        --   Quality Systems, Inc.(a) ........................               --
        --   SAVVIS, Inc. + (a) ..............................               --
        --   SiRF Technology Holdings, Inc. + (a) ............               --
        --   Sonus Networks, Inc. + (a) ......................               --
        --   Synaptics, Inc. + (a) ...........................               --
        --   Terremark Worldwide, Inc. + (a) .................               --

Large Company Value Portfolio

     2,800   TTM Technologies, Inc. + ........................           36,988
     6,200   Tyco Electronics, Ltd. ..........................          222,084
     3,200   United Online, Inc. .............................           32,096
        --   Utstarcom, Inc. + (a) ...........................               --
        --   Vasco Data Security International, Inc. + (a) ...               --
        --   VistaPrint, Ltd. + (a) ..........................               --
                                                                 --------------
                                                                      4,660,083
                                                                 --------------
MATERIALS -- 6.8%
     2,700   Alcoa, Inc. .....................................           96,174
     5,200   Celanese Corp., Ser A ...........................          237,432
     3,900   CF Industries Holdings, Inc.(a) .................          595,920
        --   Coeur d'Alene Mines Corp. + (a) .................               --
     4,000   Eastman Chemical Co.(a) .........................          275,440
     4,300   EI Du Pont de Nemours & Co. .....................          184,427
        --   Flotek Industries, Inc. + (a) ...................               --
     2,300   Freeport-McMoRan Copper & Gold, Inc. ............          269,537
     2,800   Mosaic Co. (The) + ..............................          405,160
     1,800   Nucor Corp. .....................................          134,406
     2,100   Terra Industries, Inc. ..........................          103,635
        --   Texas Industries, Inc.(a) .......................               --
     5,000   United States Steel Corp. .......................          923,900
                                                                 --------------
                                                                      3,226,031
                                                                 --------------

  Shares                                                              Value
----------                                                       --------------
TELECOMMUNICATION SERVICES -- 2.9%
        --   Alaska Communications Systems Group, Inc.(a) ....   $           --
    21,400   AT&T, Inc. ......................................          720,966
     3,700   CenturyTel, Inc. ................................          131,683
     3,800   Embarq Corp. ....................................          179,626
       396   Telephone & Data Systems, Inc. ..................           18,719
     8,900   Verizon Communications, Inc. ....................          315,060
                                                                 --------------
                                                                      1,366,054
                                                                 --------------
UTILITIES -- 4.7%
     9,200   American Electric Power Co., Inc. ...............          370,116
     3,800   Edison International ............................          195,244
    15,300   Mirant Corp. + (a) ..............................          598,995
     6,800   Northeast Utilities .............................          173,604
     1,900   NRG Energy, Inc. + ..............................           81,510
        --   Ormat Technologies, Inc.(a) .....................               --
     4,975   Sempra Energy ...................................          280,839
    30,200   Star Gas Partners, LP + .........................           84,258
     6,150   Wisconsin Energy Corp.(a) .......................          278,103
     7,500   Xcel Energy, Inc. ...............................          150,525
                                                                 --------------
                                                                      2,213,194
                                                                 --------------
Total Common Stock (Cost $48,131,604)                                46,111,857
                                                                 --------------

MONEY MARKET FUND -- 12.3%
 5,813,571   PNC Institutional Money Market Trust (b)(c) .....        5,813,571
                                                                 --------------

Total Money Market Fund (Cost $5,813,571)                             5,813,571
                                                                 --------------

Total Investments -- 109.3%
(Cost $53,945,175)                                                   51,925,428
Other Assets & Liabilities, Net -- (9.3)%                            (4,402,994)
                                                                 --------------
NET ASSETS -- 100.0%                                             $   47,522,434
                                                                 ==============

ADR -- American Depositary Receipt

+     Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents the seven day annualized yield.

(c) Investment purchased with proceeds from collateral received from securities on loan.

      Amounts designated as "--" are either $0 or have been rounded to $0.

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
COMMON STOCK -- 99.5%

CONSUMER DISCRETIONARY -- 8.7%
       300   1-800-FLOWERS.COM, Inc., Class A + ..............   $        1,935
       200   4Kids Entertainment, Inc. + .....................            1,482
       100   99 Cents Only Stores + ..........................              660
       250   Aaron Rents, Inc.(a) ............................            5,583
       900   Abercrombie & Fitch Co., Class A ................           56,412
       300   Acme United Corp. ...............................            4,200
     1,500   Advance Auto Parts, Inc. ........................           58,245
       825   Aeropostale, Inc. + .............................           25,847
       100   AFC Enterprises + ...............................              799
       590   AH Belo Corp., Class A ..........................            3,363
     2,200   Aldila, Inc. ....................................           12,606
     4,600   Amazon.com, Inc. + (a) ..........................          337,318
       400   Ambassadors Group, Inc. .........................            5,968
     1,500   Ambassadors International, Inc. .................            6,570
     1,500   American Apparel, Inc. + (a) ....................            9,975
     1,300   American Axle & Manufacturing Holdings, Inc. ....           10,387
     2,725   American Eagle Outfitters, Inc. .................           37,142
       450   American Greetings Corp., Class A ...............            5,553
       700   America's Car-Mart, Inc. + (a) ..................           12,544
       450   Ameristar Casinos, Inc.(a) ......................            6,219
     2,450   AnnTaylor Stores Corp. + ........................           58,702
     2,850   Apollo Group, Inc., Class A + ...................          126,140
     2,550   ArvinMeritor, Inc. ..............................           31,824
       100   Ashworth, Inc. + ................................              349
       100   ATC Technology Corp. + ..........................            2,328
     3,350   AutoNation, Inc. + (a) ..........................           33,567
     1,300   Bally Technologies, Inc. + ......................           43,940
        --   Barnes & Noble, Inc. ............................               --
       900   Bebe Stores, Inc. ...............................            8,649
     4,025   Bed Bath & Beyond, Inc. + (a) ...................          113,103
     2,950   Belo Corp., Class A .............................           21,565
     5,600   Best Buy Co., Inc. ..............................          221,759
       200   Big 5 Sporting Goods Corp. ......................            1,514
     1,300   Big Lots, Inc. + ................................           40,612
       600   Black & Decker Corp. ............................           34,506
     1,100   Blockbuster, Inc., Class A + (a) ................            2,750
        50   Blue Nile, Inc. + ...............................            2,126
       800   Bluegreen Corp. + ...............................            4,840
       550   Blyth, Inc. .....................................            6,617
       400   Bon-Ton Stores, Inc. (The)(a) ...................            2,088
       600   Books-A-Million, Inc., Class A ..................            4,596
       400   Borders Group, Inc.(a) ..........................            2,400
     1,280   BorgWarner, Inc. ................................           56,806
       500   Boyd Gaming Corp.(a) ............................            6,280
     1,375   Brinker International, Inc. .....................           25,988
     1,500   Brookfield Homes Corp.(a) .......................           18,420
     1,500   Brown Shoe Co., Inc. ............................           20,325
     2,500   Brunswick Corp. .................................           26,500
     1,500   Buckle, Inc. (The) ..............................           68,595
     1,800   Burger King Holdings, Inc. ......................           48,222
     1,500   Cabela's, Inc. + (a) ............................           16,515
     3,425   Cablevision Systems Corp., Class A + (a) ........           77,405
       200   Cache, Inc. + ...................................            2,140
       400   California Coastal Communities, Inc. + ..........            1,528
       375   California Pizza Kitchen, Inc. + ................            4,196
       500   Callaway Golf Co. ...............................            5,915
        --   Capella Education Co. + .........................               --
     1,350   Career Education Corp. + (a) ....................           19,724
       900   Caribou Coffee Co., Inc. + ......................            1,629
     3,055   Carmax, Inc. + (a) ..............................           43,350
     6,400   Carnival Corp.(a) ...............................          210,944
       550   Carter's, Inc. + ................................            7,601
     9,337   CBS Corp., Class B ..............................          181,978
     3,400   Centex Corp. ....................................           45,458

  Shares                                                              Value
----------                                                       --------------
CONSUMER DISCRETIONARY -- 8.7% (CONTINUED)
       300   Champion Enterprises, Inc. + ....................   $        1,755
       362   Charles & Colvard, Ltd. + .......................              405
     1,450   Charming Shoppes, Inc. + ........................            6,656
     2,550   Cheesecake Factory (The) + ......................           40,571
     4,650   Chico's FAS, Inc. + .............................           24,971
     1,300   Cinemark Holdings, Inc.(a) ......................           16,978
     5,975   Circuit City Stores, Inc.(a) ....................           17,268
     2,299   Citadel Broadcasting Corp. + ....................            2,805
        50   Citi Trends, Inc. + .............................            1,133
     1,700   CKE Restaurants, Inc. ...........................           21,199
     1,200   CKX, Inc. + .....................................           10,500
     6,487   Clear Channel Communications, Inc. ..............          228,342
     5,400   Coach, Inc. + (a) ...............................          155,952
       600   Coachmen Industries, Inc. .......................            1,272
       100   Cobra Electronics Corp. .........................              273
     1,150   Coldwater Creek, Inc. + (a) .....................            6,072
       550   Collective Brands, Inc. + (a) ...................            6,397
       100   Collectors Universe .............................              811
    43,783   Comcast Corp. Special, Class A ..................          830,563
     1,200   Comstock Homebuilding, Inc., Class A + (a) ......              432
       500   Conn's, Inc. + (a) ..............................            8,035
     2,000   Cooper Tire & Rubber Co. ........................           15,680
     2,350   Corinthian Colleges, Inc. + .....................           27,284
     1,100   Cox Radio, Inc., Class A + ......................           12,980
       700   CROCS, Inc. + (a) ...............................            5,607
     1,700   Crown Media Holdings, Inc., Class A + (a) .......            8,058
       550   CSK Auto Corp. + ................................            5,764
        50   CSS Industries, Inc. ............................            1,211
       800   Cumulus Media, Inc., Class A + ..................            3,152
     1,500   Dana Holding Corp. + ............................            8,025
     1,500   Darden Restaurants, Inc. ........................           47,910
        50   Deckers Outdoor Corp. + .........................            6,960
       200   DEI Holdings, Inc. + ............................              340
       100   Design Within Reach, Inc. + .....................              348
     1,575   DeVry, Inc.(a) ..................................           84,451
     1,300   Dick's Sporting Goods, Inc. + ...................           23,062
       600   Dillard's, Inc., Class A(a) .....................            6,942
     9,827   DIRECTV Group, Inc. (The) + .....................          254,618
     4,000   Discovery Holding Co., Class A + ................           87,840
     3,525   DISH Network Corp., Class A + ...................          103,212
       100   Dixie Group, Inc. + .............................              658
     2,750   Dollar Tree, Inc. + .............................           89,898
     1,350   Domino's Pizza, Inc. + (a) ......................           15,525
     2,150   Dover Downs Gaming & Entertainment, Inc. ........           13,803
     5,723   DR Horton, Inc.(a) ..............................           62,095
     1,500   DreamWorks Animation SKG, Inc., Class A + .......           44,715
     1,300   Dress Barn, Inc. + ..............................           17,394
     1,500   DSW, Inc., Class A + ............................           17,670
     4,125   Eastman Kodak Co. ...............................           59,524
     1,500   Einstein Noah Restaurant Group, Inc. + ..........           16,605

       719   Emmis Communications Corp., Class A + ...........            1,812
       800   Empire Resorts, Inc. + (a) ......................            2,344
       750   Entercom Communications Corp., Class A ..........            5,265
     2,600   Entravision Communications Corp., Class A + .....           10,452
     1,100   EW Scripps Co., Class A .........................           45,694
     3,100   Exide Technologies + ............................           51,956
     2,815   Expedia, Inc. + .................................           51,740
     1,300   Family Dollar Stores, Inc.(a) ...................           25,922
       200   Famous Dave's of America, Inc. + ................            1,540
     1,500   Federal Mogul Corp. + ...........................           24,195
       100   Finish Line (The), Class A ......................              870
       900   Fleetwood Enterprises, Inc. + (a) ...............            2,358
     4,600   Foot Locker, Inc. ...............................           57,270

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
CONSUMER DISCRETIONARY -- 8.7% (CONTINUED)
    33,935   Ford Motor Co. + (a) ............................   $      163,227
     2,800   Fortune Brands, Inc. ............................          174,747
       300   Forward Industries, Inc. + ......................              804
     1,400   Fossil, Inc. + ..................................           40,698
       200   Fred's, Inc., Class A ...........................            2,248
       700   Furniture Brands International, Inc.(a) .........            9,352
       700   Gaiam, Inc., Class A + (a) ......................            9,457
     1,725   GameStop Corp., Class A + .......................           69,690
       600   Gaming Partners International Corp. + ...........            2,328
     3,300   Gannett Co., Inc. ...............................           71,511
     8,550   Gap, Inc. (The) .................................          142,529
     2,625   Garmin, Ltd.(a) .................................          112,454
       300   Gaylord Entertainment Co. + (a) .................            7,188
     7,320   General Motors Corp.(a) .........................           84,180
     1,810   Gentex Corp. ....................................           26,136
     3,000   Genuine Parts Co. ...............................          119,040
       750   Getty Images, Inc. + ............................           25,448
     4,975   Goodyear Tire & Rubber Co. (The) + (a) ..........           88,704
     1,000   Gray Television, Inc. ...........................            2,870
     1,800   Great Wolf Resorts, Inc. + ......................            7,866
     1,300   Guess ?, Inc. ...................................           48,685
     5,060   H&R Block, Inc. .................................          108,283
       100   Handleman Co. + (a) .............................              180
     1,196   Hanesbrands, Inc. + (a) .........................           32,459
     3,775   Harley-Davidson, Inc. ...........................          136,882
     1,600   Harman International Industries, Inc. ...........           66,224
     1,500   Harte-Hanks, Inc. ...............................           17,175
     1,900   Hasbro, Inc. ....................................           67,868
     1,500   Hearst-Argyl Television .........................           28,800
       700   Helen of Troy, Ltd. + ...........................           11,284
       200   Hibbett Sports, Inc. + ..........................            4,220
       300   Hillenbrand, Inc. ...............................            6,420
     1,500   HNI Corp. .......................................           26,490
    25,100   Home Depot, Inc. (The) ..........................          587,841
       700   Hooker Furniture Corp. ..........................           12,124
       100   HOT Topic, Inc. + ...............................              541
     1,500   Hovnanian Enterprises, Inc., Class A + ..........            8,220
     2,715   IAC/InterActiveCorp + ...........................           52,345
     1,500   ICF International + .............................           24,930
       450   Iconix Brand Group, Inc. + (a) ..................            5,436
     1,899   Idearc, Inc.(a) .................................            4,463
       100   Infosonics Corp. + ..............................               75
     4,450   International Game Technology ...................          111,161
       237   International Speedway Corp., Class A ...........            9,250
     8,742   Interpublic Group, Inc. + .......................           75,181
     1,300   J. Crew Group, Inc. + (a) .......................           42,913
     3,592   J.C. Penney Co., Inc. ...........................          130,354
     2,400   Jack in the Box, Inc. + (a) .....................           53,784
       775   Jackson Hewitt Tax Service, Inc. ................            9,471
     1,124   Jarden Corp. + (a) ..............................           20,502
       300   John Wiley & Sons, Inc., Class A ................           13,509
    10,400   Johnson Controls, Inc. ..........................          298,272
     1,378   Jones Apparel Group, Inc. .......................           18,948
     1,100   Journal Communications, Inc., Class A ...........            5,302
       900   Journal Register Co.(a) .........................              162
       700   KB Home(a) ......................................           11,851
       200   Kenneth Cole Productions, Inc., Class A .........            2,540
        50   Knology, Inc. + .................................              550
     4,400   Kohl's Corp. + ..................................          176,175
       300   Krispy Kreme Doughnuts, Inc. + ..................            1,497
       550   K-Swiss, Inc., Class A ..........................            8,085
       200   Lakes Entertainment, Inc. + (a) .................            1,316
       500   Lamar Advertising Co., Class A + (a) ............           18,015
     1,200   Las Vegas Sands Corp. + (a) .....................           56,928
       700   La-Z-Boy, Inc. ..................................            5,355
       600   Leapfrog Enterprises, Inc., Class A + ...........            4,992
     3,050   Lear Corp. + ....................................           43,249
       500   Learning Tree International, Inc. + .............            8,550

  Shares                                                              Value
----------                                                       --------------
CONSUMER DISCRETIONARY -- 8.7% (CONTINUED)
       750   Lee Enterprises, Inc.(a) ........................   $        2,993
     2,410   Leggett & Platt, Inc. ...........................           40,416
     3,600   Lennar Corp., Class A(a) ........................           44,424
       500   Lenox Group, Inc. + (a) .........................              130
     1,500   Libbey, Inc. ....................................           11,160
     5,551   Liberty Global, Inc., Class A + .................          174,468
     3,535   Liberty Media Corp. - Capital + .................           50,904
     7,940   Liberty Media Corp. - Entertainment, Ser A,
             Class A + .......................................          192,386
     9,375   Liberty Media Corp. - Interactive, Class A + ....          138,375
     2,200   Lifetime Brands, Inc.(a) ........................           17,930
     1,200   LIN TV Corp., Class A + .........................            7,152
       200   Lincoln Educational Services Corp. + ............            2,326
       898   Live Nation, Inc. + .............................            9,501
     1,500   Liz Claiborne, Inc.(a) ..........................           21,225
     2,800   LKQ Corp. + .....................................           50,596
     1,500   Lodgian, Inc. + .................................           11,745
    22,081   Lowe's Cos., Inc. ...............................          458,180
     4,240   Ltd. Brands, Inc. ...............................           71,444
       600   M/I Homes, Inc. .................................            9,438
     6,398   Macy's, Inc. ....................................          124,249
        --   Marcus Corp. ....................................               --
       700   Marine Products Corp. ...........................            4,620
     4,725   Marriott International, Inc., Class A ...........          123,984
       900   Martha Stewart Living Omnimedia, Class A + (a) ..            6,660
       400   Marvel Entertainment, Inc. + ....................           12,856
     5,130   Mattel, Inc. ....................................           87,825
       100   Matthews International Corp., Class A ...........            4,526
       996   McClatchy Co., Class A(a) .......................            6,753
    17,200   McDonald's Corp. ................................          966,983
     4,900   McGraw-Hill Cos., Inc. (The)(a) .................          196,588
       371   MDC Holdings, Inc. ..............................           14,491
       500   Media General, Inc., Class A(a). ................            5,975
       967   Mediacom Communications Corp., Class A + ........            5,164
       529   Men's Wearhouse, Inc. (The) .....................            8,617

       650   Meritage Homes Corp. + ..........................            9,861
       900   MGM Mirage + (a) ................................           30,501
       677   Mohawk Industries, Inc. + (a) ...................           43,396
     1,600   Monarch Casino & Resort, Inc. + .................           18,880
       650   Morgans Hotel Group Co. + (a) ...................            6,695
       800   Morton's Restaurant Group, Inc. + ...............            5,504
     1,700   MTR Gaming Group, Inc. + ........................            8,109
     2,100   Multimedia Games, Inc. + (a) ....................            9,282
        50   Nautilus, Inc. ..................................              254
       100   Navarre Corp. + .................................              164
       700   NetFlix, Inc. + (a) .............................           18,249
     1,400   New York & Co., Inc. + ..........................           12,782
     1,800   New York Times Co., Class A(a) ..................           27,702
     3,826   Newell Rubbermaid, Inc. .........................           64,239
    35,338   News Corp., Class A .............................          531,484
       200   NexCen Brands, Inc. + (a) .......................              112
       200   Nexstar Broadcasting Group, Inc., Class A + .....              818
     5,000   Nike, Inc., Class B..............................          298,050
     1,400   Nitches, Inc. + .................................            1,358
     1,700   Noble International, Ltd.(a) ....................            7,599
     2,800   Nordstrom, Inc. .................................           84,840
        --   NutriSystem, Inc.(a) ............................               --
     5,225   Office Depot, Inc. + ............................           57,162
       600   OfficeMax, Inc. .................................            8,340
     4,300   Omnicom Group, Inc. .............................          192,984
     1,900   Orbitz Worldwide, Inc. + ........................            9,519
     2,325   O'Reilly Automotive, Inc. + .....................           51,964
       650   Orleans Homebuilders, Inc.(a) ...................            2,379
       500   Outdoor Channel Holdings, Inc. + (a) ............            3,490

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
CONSUMER DISCRETIONARY -- 8.7% (CONTINUED)
       300   Overstock.com, Inc. + ..........................    $        7,785
        50   Oxford Industries, Inc. .........................              958
       700   Pacific Sunwear of California + .................            5,971
       600   Palm Harbor Homes, Inc. + (a) ...................            3,318
       900   PC Mall, Inc. + .................................           12,204
     2,500   Penn National Gaming, Inc. + (a) ................           80,375
       500   Penske Auto Group, Inc. .........................            7,370
       300   Perry Ellis International, Inc. + ...............            6,366
     3,250   PetSmart, Inc.(a) ...............................           64,838
     1,300   Phillips-Van Heusen Corp. .......................           47,606
       600   Pier 1 Imports, Inc. + (a) ......................            2,064
     2,000   Pinnacle Entertainment, Inc. + (a) ..............           20,980
       600   Playboy Enterprises, Inc., Class B + ............            2,964
     1,000   Polaris Industries, Inc.(a) .....................           40,380
     1,400   Polo Ralph Lauren Corp. .........................           87,892
     2,200   Pool Corp.(a) ...................................           39,072
     2,275   Premier Exhibitions, Inc. + (a) .................           10,329
     1,500   Pre-Paid Legal Services, Inc. + .................           60,930
     1,500   Primedia, Inc. ..................................            6,990
       100   Princeton Review, Inc. + ........................              676
        94   Proliance International, Inc. + .................               89
     4,775   Pulte Homes, Inc.(a) ............................           45,983
     3,450   Quiksilver, Inc. + ..............................           33,879
     3,350   RadioShack Corp. ................................           41,105
       600   RCN Corp. + .....................................            6,468
     1,250   Regal Entertainment Group, Class A(a) ...........           19,100
       200   Regis Corp. .....................................            5,270
     1,750   Rent-A-Center, Inc. + (a) .......................           35,998
       100   Retail Ventures, Inc. + .........................              460
       541   RH Donnelley Corp. + ............................            1,623
       500   Riviera Holdings Corp. + ........................            5,075
       100   Rocky Brands, Inc. + ............................              483
     1,950   Ross Stores, Inc. ...............................           69,264
     1,625   Royal Caribbean Cruises, Ltd.(a) ................           36,514
       500   Ruby Tuesday, Inc. ..............................            2,700
       200   Russ Berrie & Co., Inc. + .......................            1,594
     1,300   Ryland Group, Inc. ..............................           28,353
     3,500   Saks, Inc. + (a) ................................           38,430
       100   Salem Communications Corp., Class A .............              197
     2,550   Sally Beauty Holdings, Inc. + (a) ...............           16,473
       500   Sauer-Danfoss, Inc. .............................           15,575
       600   Scientific Games Corp., Class A + (a) ...........           17,772
       700   Sealy Corp.(a) ..................................            4,018
     1,025   Sears Holdings Corp. + (a) ......................           75,502
       688   Select Comfort Corp. + ..........................            1,128
     3,775   Service Corp. International .....................           37,222
       600   Sharper Image Corp. + ...........................               17
     2,200   Sherwin-Williams Co. (The) ......................          101,046
       400   Shoe Carnival, Inc. + ...........................            4,716
     2,100   Shuffle Master, Inc. + ..........................           10,374
     1,100   Sinclair Broadcast Group, Inc., Class A .........            8,360
    20,075   Sirius Satellite Radio, Inc. + (a) ..............           38,544
       900   Six Flags, Inc. + (a) ...........................            1,035
     1,425   Snap-On, Inc.(a) ................................           74,114
     1,500   Sonic Automotive, Inc., Class A .................           19,335
       900   Sonic Corp. + ...................................           13,320
       603   Sotheby's(a) ....................................           15,901
       200   Source Interlink, Inc. + (a) ....................              442
     1,700   Spanish Broadcasting System, Inc., Class A + ....            1,938
        75   Spartan Motors, Inc. ............................              560
       400   Speedway Motorsports, Inc. ......................            8,152
     1,300   Stage Stores, Inc. ..............................           15,171
       200   Stanley Furniture Co., Inc. .....................            2,160
       700   Stanley Works (The) .............................           31,381
    10,725   Staples, Inc.(a) ................................          254,718
    11,250   Starbucks Corp. + ...............................          177,075

  Shares                                                              Value
----------                                                       --------------
CONSUMER DISCRETIONARY -- 8.7% (CONTINUED)
     2,373   Starwood Hotels & Resorts Worldwide, Inc. .......   $       95,086
       550   Steak N Shake Co. (The) + (a) ...................            3,482
       100   Steinway Musical Instruments + ..................            2,640
     1,400   Stewart Enterprises, Inc., Class A ..............           10,080
        --   Stoneridge, Inc. + ..............................               --
       150   Superior Industries International, Inc.(a) ......            2,532
     1,300   Syms Corp. ......................................           17,680
        --   Systemax, Inc.(a) ...............................               --
       300   Talbots, Inc.(a) ................................            3,477
    10,550   Target Corp. ....................................          490,469
       729   Tarragon Corp. + ................................            1,276
       800   Tempur-Pedic International, Inc.(a) .............            6,248
       450   Tenneco, Inc. + .................................            6,089
     1,500   Texas Roadhouse, Inc., Class A + ................           13,455
     1,200   thinkorswim Group, Inc. + (a) ...................            8,460
     2,500   Tiffany & Co. ...................................          101,875
       400   Timberland Co., Class A + .......................            6,540
     3,725   Time Warner Cable, Inc., Class A + (a) ..........           98,638
    57,674   Time Warner, Inc.(a) ............................          853,574
     5,850   TJX Cos., Inc. ..................................          184,099
     1,600   Toll Brothers, Inc. + ...........................           29,968
       637   TOUSA, Inc. + (a) ...............................              108
       200   Trans World Entertainment + .....................              568
       100   TravelCenters of America LLC + ..................              227
     2,050   Triarc Cos., Inc., Class B ......................           12,977

        50   Triple Crown Media, Inc. + ......................               24
       800   TRW Automotive Holdings Corp. + .................           14,776
       200   Tuesday Morning Corp. ...........................              822
       750   Tupperware Brands Corp. .........................           25,665
     1,500   Ulta Salon Cosmetics & Fragrance, Inc. +(a) .....           16,860
       200   Universal Electronics, Inc. + ...................            4,180
     2,500   Urban Outfitters, Inc. + (a) ....................           77,975
        --   Valassis Communications, Inc. + .................               --
       200   Value Line, Inc. ................................            6,650
       800   Valuevision Media, Inc., Class A + (a) ..........            2,856
       950   VF Corp. ........................................           67,621
     9,337   Viacom, Inc., Class B + .........................          285,152
     6,025   Virgin Media Inc. ...............................           82,000
        50   Visteon Corp. + .................................              132
        --   Volcom, Inc. + ..................................               --
       591   WABCO Holdings, Inc. ............................           27,458
       600   Walking Co. Holdings, Inc. (The) + (a) ..........            3,372
    28,270   Walt Disney Co. (The) ...........................          882,023
       100   Warnaco Group, Inc. (The) + .....................            4,407
     1,650   Warner Music Group Corp. ........................           11,781
       650   WCI Communities, Inc. + (a) .....................              943
       296   Weight Watchers International, Inc. .............           10,541
     1,000   Wendy's International, Inc. .....................           27,220
       900   Westwood One, Inc. + ............................            1,116
     1,772   Whirlpool Corp.(a) ..............................          109,385
     2,600   Williams-Sonoma, Inc. ...........................           51,584
       500   Winnebago Industries(a) .........................            5,095
     1,300   WMS Industries, Inc. + (a) ......................           38,701
       400   Wolverine World Wide, Inc. ......................           10,668
     1,100   World Wrestling Entertainment, Inc., Class A ....           17,017
       100   WorldSpace, Inc., Class A + (a) .................              187
       700   WPT Enterprises, Inc. + (a) .....................              721
     3,385   Wyndham Worldwide Corp. .........................           60,625
       700   Wynn Resorts, Ltd.(a) ...........................           56,945
     4,250   XM Satellite Radio Holdings, Inc., Class A + ....           33,320
       100   Young Broadcasting, Inc., Class A + .............               14
     7,200   Yum! Brands, Inc. ...............................          252,647

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
CONSUMER DISCRETIONARY -- 8.7% (CONTINUED)
     1,900   Zale Corp. + (a) ................................   $       35,891
                                                                 --------------
                                                                     18,894,200
                                                                 --------------
CONSUMER STAPLES -- 9.2%
     1,400   Alberto-Culver Co., Class B .....................           36,778
       200   Alico, Inc. .....................................            6,932
    32,525   Altria Group, Inc. ..............................          668,714
        50   Andersons, Inc. (The) ...........................            2,036
    10,600   Anheuser-Busch Cos., Inc. .......................          658,472
     8,736   Archer-Daniels-Midland Co. ......................          294,839
     6,650   Avon Products, Inc.(a) ..........................          239,533
     2,800   Bare Escentuals, Inc. + (a) .....................           52,444
       700   BJ's Wholesale Club, Inc. + .....................           27,090
     1,500   Boston Beer Co., Inc., Class A + ................           61,020
       800   Brown-Forman Corp., Class B .....................           60,456
     2,200   Bunge, Ltd. .....................................          236,918
     4,125   Campbell Soup Co.(a) ............................          138,023
     2,250   Casey's General Stores, Inc. ....................           52,133
       700   Chiquita Brands International, Inc. + (a) .......           10,619
     2,550   Church & Dwight Co., Inc. .......................          143,693
     2,100   Clorox Co. ......................................          109,620
    33,420   Coca-Cola Co. (The) .............................        1,737,172
     4,920   Coca-Cola Enterprises, Inc. .....................           85,116
     7,230   Colgate-Palmolive Co. ...........................          499,593
     7,073   ConAgra Foods, Inc.(a) ..........................          136,367
     2,550   Constellation Brands, Inc., Class A + ...........           50,643
       800   Corn Products International, Inc. ...............           39,288
     7,100   Costco Wholesale Corp.(a) .......................          497,993
    21,492   CVS .............................................          850,437
     2,650   Darling International, Inc. + ...................           43,778
     1,734   Dean Foods Co. + (a) ............................           34,021
     3,105   Del Monte Foods Co. .............................           22,046
     3,800   Dr. Pepper Snapple Group, Inc. ..................           79,724
     1,300   Energizer Holdings, Inc. + ......................           95,017
     1,100   Estee Lauder Cos., Inc. (The), Class A ..........           51,095
     2,725   Flowers Foods, Inc. .............................           77,227
     4,550   General Mills, Inc. .............................          276,504
       300   Great Atlantic & Pacific Tea Co. + ..............            6,846
     1,150   Hansen Natural Corp. + (a) ......................           33,143
     1,300   Herbalife, Ltd. .................................           50,375
     3,100   Hershey Co. (The)(a) ............................          101,618
     4,300   HJ Heinz Co. ....................................          205,755
       850   Hormel Foods Corp. ..............................           29,419
        50   Ingles Markets, Inc., Class A ...................            1,167
     1,500   Inter Parfums, Inc. .............................           22,500
        50   J&J Snack Foods Corp. ...........................            1,371
     1,400   JM Smucker Co. (The) ............................           56,896
     4,100   Kellogg Co. .....................................          196,882
     6,524   Kimberly-Clark Corp. ............................          390,005
    20,671   Kraft Foods, Inc., Class A ......................          588,089
     9,575   Kroger Co. (The) ................................          276,430
     1,975   Lorillard, Inc. + ...............................          136,591
       900   Mannatech, Inc.(a) ..............................            4,896
     3,150   McCormick & Co., Inc. ...........................          112,329
     1,700   MGP Ingredients, Inc. ...........................            9,860
     3,700   Molson Coors Brewing Co., Class B ...............          201,021
       600   National Beverage Corp. .........................            4,362
       100   Natural Health Trends Corp. + (a) ...............              101
       650   NBTY, Inc. + ....................................           20,839
       500   Nu Skin Enterprises, Inc., Class A ..............            7,460
     1,970   Pepsi Bottling Group, Inc. ......................           55,002
     3,000   PepsiAmericas, Inc. .............................           59,340
    25,290   PepsiCo, Inc. ...................................        1,608,191
    32,525   Philip Morris International, Inc. ...............        1,606,410
     1,700   Prestige Brands Holdings, Inc. + ................           18,122
    46,702   Procter & Gamble Co. ............................        2,839,948
       100   Reliv International, Inc.(a) ....................              547
    10,300   Revlon, Inc., Class A + .........................            8,755
     3,114   Reynolds American, Inc. .........................          145,330

  Shares                                                              Value
----------                                                       --------------
CONSUMER STAPLES -- 9.2% (CONTINUED)
     7,450   Rite Aid Corp. + (a) ............................   $       11,846
        70   Rocky Mountain Chocolate Factory, Inc. ..........              674
     6,950   Safeway, Inc. ...................................          198,423
        50   Sanderson Farms, Inc. ...........................            1,726
    11,070   Sara Lee Corp. ..................................          135,608
       700   SIRVA, Inc. + ...................................               --
     2,600   Smithfield Foods, Inc. + (a) ....................           51,688
       600   Spartan Stores, Inc. ............................           13,800
       200   Spectrum Brands, Inc. + (a) .....................              510
     2,736   SUPERVALU, Inc. .................................           84,515
     8,450   SYSCO Corp. .....................................          232,460
     3,305   Tyson Foods, Inc., Class A ......................           49,377
     1,500   USANA Health Sciences, Inc. + ...................           40,305
     2,500   UST, Inc. .......................................          136,525
     1,500   Vector Group, Ltd. ..............................           24,195
    14,750   Walgreen Co. ....................................          479,523

    37,245   Wal-Mart Stores, Inc. ...........................        2,093,168
     1,500   Weis Markets, Inc. ..............................           48,705
     2,125   Whole Foods Market, Inc.(a) .....................           50,341
       800   Winn-Dixie Stores, Inc. + .......................           12,816
     3,700   Wm. Wrigley Jr. Co. .............................          287,785
                                                                 --------------
                                                                     20,128,931
                                                                 --------------

ENERGY -- 15.5%
        --   Alliance Holdings GP, LP ........................               --
       750   Allis-Chalmers Energy, Inc. + ...................           13,350
     1,900   Alon USA Energy, Inc.(a) ........................           22,724
       550   Alpha Natural Resources, Inc. + (a) .............           57,360
     2,100   American Oil & Gas, Inc. + ......................            8,232
     7,306   Anadarko Petroleum Corp. ........................          546,780
     5,856   Apache Corp. ....................................          813,983
     2,000   Arch Coal, Inc. .................................          150,060
       550   Arlington Tankers, Ltd.(a) ......................           12,771
        --   Atlas Pipeline Holdings, LP(a) ..................               --
     6,200   Baker Hughes, Inc. ..............................          541,507
       600   Barnwell Industries, Inc. .......................            7,860
       300   Berry Petroleum Co., Class A ....................           17,664
       900   BioFuel Energy Corp. + ..........................            2,295
     4,072   BJ Services Co. .................................          130,060
       550   Bois d'Arc Energy, Inc. + .......................           13,371
       350   BP Prudhoe Bay Royalty Trust(a) .................           36,176
     2,400   BPZ Resources, Inc. + (a) .......................           70,560
     1,500   BreitBurn Energy Partners, LP(a) ................           32,445
        --   Brigham Exploration Co. + .......................               --
       875   Bronco Drilling Co., Inc. + .....................           16,083
       900   Cabot Oil & Gas Corp. ...........................           60,957
       218   Cal Dive International, Inc. + ..................            3,115
       600   Callon Petroleum Co. + ..........................           16,416
     1,500   Calumet Specialty Products Partners, LP .........           21,540
     2,900   Cameron International Corp. + ...................          160,515
        50   CARBO Ceramics, Inc. ............................            2,918
        50   Carrizo Oil & Gas, Inc. + .......................            3,405
     2,200   Cheniere Energy, Inc. + (a) .....................            9,614
     7,150   Chesapeake Energy Corp.(a) ......................          471,614
    32,599   Chevron Corp. ...................................        3,231,538
       747   Cimarex Energy Co. ..............................           52,043
       600   Clean Energy Fuels Corp. + (a) ..................            6,894
       350   CNX Gas Corp. + .................................           14,714
     1,500   Complete Production Services, Inc. + ............           54,630
     2,150   Comstock Resources, Inc. + ......................          181,525
     1,500   Concho Resources, Inc. + ........................           55,950
    22,251   ConocoPhillips ..................................        2,100,271
     2,800   Consol Energy, Inc. .............................          314,636
     2,100   Continental Resources, Inc. + ...................          145,572

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
ENERGY -- 15.5% (CONTINUED)
       200   Cross Timbers Royalty Trust(a) ..................   $       12,036
     1,300   Crosstex Energy, Inc.(a) ........................           45,058
     1,500   CVR Energy, Inc. + ..............................           28,875
       150   Dawson Geophysical Co. + ........................            8,919
     1,500   Delek US Holdings, Inc. .........................           13,815
     2,500   Delta Petroleum Corp. + .........................           63,800
     4,350   Denbury Resources, Inc. + .......................          158,775
     6,386   Devon Energy Corp. ..............................          767,341
     1,450   Diamond Offshore Drilling, Inc. .................          201,753
        --   Dorchester Minerals, LP .........................               --
     2,000   Double Hull Tankers, Inc. .......................           20,060
     2,000   Dresser-Rand Group, Inc. + ......................           78,200
    12,214   El Paso Corp. ...................................          265,532
         1   Enbridge Energy Management LLC + ................               26
       350   Encore Acquisition Co. + ........................           26,317
     1,500   Ener1, Inc. + ...................................           11,130
       750   Energy Partners, Ltd. + .........................           11,190
     1,750   Energy Transfer Equity, LP ......................           50,733
     1,500   Energy Transfer Partners, LP ....................           65,205
     3,700   ENSCO International, Inc. .......................          298,737
     3,325   EOG Resources, Inc. .............................          436,240
       900   Evergreen Energy, Inc. + (a) ....................            1,566
       800   EXCO Resources, Inc. + (a) ......................           29,528
     1,608   Exterran Holdings, Inc. + .......................          114,956
    82,650   Exxon Mobil Corp. ...............................        7,283,944
     3,478   FMC Technologies, Inc. + ........................          267,563
       950   Forest Oil Corp. + ..............................           70,775
     2,200   Foundation Coal Holdings, Inc.(a) ...............          194,876
     1,100   Frontier Oil Corp. ..............................           26,301
       600   Geokinetics, Inc. + .............................           10,866
       600   GeoMet, Inc. + ..................................            5,688
       500   Georesources, Inc. + (a) ........................            9,210
       750   Global Industries, Ltd. + .......................           13,448
        --   GMX Resources, Inc. + ...........................               --
     2,750   Grey Wolf, Inc. + ...............................           24,833
        --   Gulf Island Fabrication, Inc. ...................               --
       650   Gulfport Energy Corp. + .........................           10,706
    14,100   Halliburton Co. .................................          748,286
       900   Harvest Natural Resources, Inc. + ...............            9,954
     2,750   Helix Energy Solutions Group, Inc. + ............          114,510
     2,000   Helmerich & Payne, Inc. .........................          144,040
     2,000   Hercules Offshore, Inc. + (a) ...................           76,040
     4,000   Hess Corp. ......................................          504,760
     2,100   Holly Corp. .....................................           77,532
       250   IHS, Inc., Class A + ............................           17,400
     1,125   International Coal Group, Inc. + (a) ............           14,681
     3,050   ION Geophysical Corp. + (a) .....................           53,223
       750   James River Coal Co. + (a) ......................           44,018
     3,600   Key Energy Services, Inc. + .....................           69,912
     2,500   Kinder Morgan Energy Partners, LP(a) ............          139,325
       641   Kinder Morgan Management LLC + ..................           34,537
     1,300   Linn Energy, LLC(A) .............................           32,305
       550   Magellan Midstream Holdings, LP .................           12,375
    11,172   Marathon Oil Corp. ..............................          579,491
     1,713   Mariner Energy, Inc. + ..........................           63,330
       200   Martin Midstream Partners, LP ...................            6,586
     2,700   Massey Energy Co. ...............................          253,125
       450   Matrix Service Co. + ............................           10,377
       500   McMoRan Exploration Co. + (a) ...................           13,760
     2,800   Murphy Oil Corp. ................................          274,540
     4,500   Nabors Industries, Ltd. + .......................          221,535
     1,750   NATCO Group, Inc., Class A + ....................           95,428
     6,695   National Oilwell Varco, Inc. + ..................          593,979
        --   Natural Gas Services Group, Inc. + ..............               --
     1,925   Newfield Exploration Co. + ......................          125,606
     1,075   Newpark Resources + .............................            8,450
     3,600   NGAS Resources, Inc. + (a) ......................           33,408

  Shares                                                              Value
----------                                                       --------------
ENERGY -- 15.5% (CONTINUED)
     3,820   Noble Corp.(a) ..................................   $      248,147
     4,100   Noble Energy, Inc. ..............................          412,296
    13,010   Occidental Petroleum Corp. ......................        1,169,078
       400   Oceaneering International, Inc. + ...............           30,820
     1,300   Oil States International, Inc. + ................           82,472

       100   Omni Energy Services Corp. + ....................              641
       600   Pacific Ethanol, Inc. + .........................            1,086
       150   Parallel Petroleum Corp. + ......................            3,020
     1,700   Parker Drilling Co. + ...........................           17,017
       365   Patriot Coal Corp. + ............................           55,951
     1,950   Patterson-UTI Energy, Inc. ......................           70,278
     3,650   Peabody Energy Corp.(a) .........................          321,383
     2,947   PetroHawk Energy Corp. + ........................          136,476
       250   Petroleum Development Corp. + ...................           16,623
     2,000   Petroquest Energy, Inc. + .......................           53,800
       450   Pioneer Drilling Co. + ..........................            8,465
     1,325   Pioneer Natural Resources Co. ...................          103,721
       953   Plains Exploration & Production Co. + ...........           69,540
     1,750   Pride International, Inc. + .....................           82,758
     1,500   Quicksilver Resources, Inc. + ...................           57,960
     2,000   Range Resources Corp. ...........................          131,080
     1,500   Rosetta Resources, Inc. + .......................           42,750
     1,500   Rowan, Inc. .....................................           70,125
       250   RPC, Inc. .......................................            4,200
     1,500   Sandridge Energy + ..............................           96,870
    17,900   Schlumberger, Ltd. ..............................        1,922,996
     3,500   Smith International, Inc. .......................          290,990
     4,650   Southwestern Energy Co. + .......................          221,387
     9,891   Spectra Energy Corp. ............................          284,267
     1,550   St. Mary Land & Exploration Co. .................          100,192
     2,465   Sunoco, Inc. ....................................          100,301
       950   Superior Energy Services, Inc. + ................           52,383
       650   Superior Well Services, Inc. + ..................           20,612
        --   T-3 Energy Services, Inc. + .....................               --
     1,300   Teekay Corp. ....................................           58,734
     2,800   Tesoro Corp.(a) .................................           55,356
     1,150   Tetra Technologies, Inc. + ......................           27,267
       693   TGC Industries, Inc. + ..........................            6,168
     1,350   Tidewater, Inc. .................................           87,791
     1,500   Toreador Resources Corp. + ......................           12,795
     4,566   Transocean, Inc. ................................          695,812
       500   Trico Marine Services, Inc. + (a) ...............           18,210
     1,250   TXCO Resources, Inc. + ..........................           14,700
     1,865   Ultra Petroleum Corp. + .........................          183,143
       700   Union Drilling, Inc. + ..........................           15,176
     1,300   Unit Corp. + ....................................          107,861
     3,150   Uranium Resources, Inc. + (a) ...................           11,624
     2,450   USEC, Inc. + (a) ................................           14,896
       600   Vaalco Energy, Inc. + ...........................            5,082
     8,064   Valero Energy Corp. .............................          332,076
       550   Venoco, Inc. + ..................................           12,766
     2,462   VeraSun Energy Corp. + (a) ......................           10,168
       100   Verenium Corp. + (a) ............................              193
     1,950   W&T Offshore, Inc. ..............................          114,095
     2,300   Warren Resources, Inc. + ........................           33,764
     9,900   Weatherford International, Ltd. + ...............          490,940
     1,500   Western Refining, Inc.(a) .......................           17,760
     1,300   Whiting Petroleum Corp. + .......................          137,904
     8,500   Williams, Inc. ..................................          342,635
        --   World Fuel Services Corp. .......................               --
     7,860   XTO Energy, Inc. ................................          538,489
                                                                 --------------
                                                                     34,026,753
                                                                 --------------
FINANCIALS -- 15.1%
     1,200   21st Century Holding Co. ........................            9,804
       900   Abington Bancorp, Inc. ..........................            8,208
       600   ACA Capital Holdings, Inc. + (a) ................              204
     1,550   Acadia Realty Trust .............................           35,883

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
FINANCIALS -- 15.1% (CONTINUED)
     5,650   ACE, Ltd. .......................................   $      311,258
     1,300   Advance America Cash Advance Centers, Inc. ......            6,604
       300   Advanta Corp., Class B ..........................            1,887
       200   Affirmative Insurance Holdings, Inc. ............            1,360
     7,600   Aflac, Inc. .....................................          477,279
        --   Allied World Assurance Co. Holdings, Ltd. .......               --
    10,125   Allstate Corp. (The) ............................          461,598
     2,225   AMB Property Corp. ..............................          112,096
       519   AMBAC Financial Group, Inc.(a) ..................              695
     1,200   AmCOMP, Inc. + ..................................           11,664
       405   Amcore Financial, Inc. ..........................            2,292
         7   American Campus Communities, Inc. ...............              195
       100   American Equity Investment Life Holding Co. .....              815
    15,950   American Express Co. ............................          600,836
     1,600   American Financial Group, Inc. ..................           42,800
    36,050   American International Group, Inc. ..............          953,882
       300   American Physicians Capital, Inc. ...............           14,532
     3,250   AmeriCredit Corp. + (a) .........................           28,015
     3,880   Ameriprise Financial, Inc. ......................          157,800
     1,500   Amtrust Financial Services, Inc. ................           18,900
       310   Anchor Bancorp Wisconsin, Inc. ..................            2,173
     8,325   Annaly Capital Management, Inc. .................          129,120
     1,700   Anworth Mortgage Asset Corp. ....................           11,067
     3,750   AON Corp. .......................................          172,275
     1,015   Apartment Investment & Management Co., Class A ..           34,571
       200   Arbor Realty Trust, Inc. (a) ....................            1,794
       300   Arch Capital Group, Ltd. + ......................           19,896
     1,100   Arthur J Gallagher & Co. ........................           26,510
     2,050   Ashford Hospitality Trust, Inc. .................            9,471
     1,700   Aspen Insurance Holdings, Ltd. ..................           40,239
       900   Asset Acceptance Capital Corp. ..................           10,998
     1,854   Associated Banc-Corp(a) .........................           35,764
       100   Associated Estates Realty Corp. .................            1,071
       900   Assurant, Inc. ..................................           59,364
       750   Assured Guaranty, Ltd.(a) .......................           13,493
     2,750   Astoria Financial Corp.(a) ......................           55,220
       725   AvalonBay Communities, Inc. .....................           64,641
     2,000   Axis Capital Holdings, Ltd ......................           59,620
        50   Bancorp, Inc. + .................................              381
     1,850   Bancorpsouth, Inc. ..............................           32,357
       650   Bank Mutual Corp. ...............................            6,526
    68,686   Bank of America Corp. ...........................        1,639,535
       550   Bank of Hawaii Corp. ............................           26,290
    16,963   Bank of New York Mellon Corp. (The) .............          641,710
       400   BankAtlantic Bancorp, Inc., Class A .............              704
       700   BankFinancial Corp. .............................            9,107
       300   Banner Corp.(a) .................................            2,658
     8,475   BB&T Corp.(a) ...................................          192,975
     1,500   Beneficial Mutual Bancorp, Inc. + ...............           16,605
       433   Berkshire Hathaway, Inc., Class B + .............        1,737,195
     1,500   BGC Partners, Inc., Class A + ...................           11,325
     1,000   BioMed Realty Trust, Inc. .......................           24,530
     1,325   Boston Properties, Inc. (a) .....................          119,541
       788   Brandywine Realty Trust .........................           12,419
     1,325   BRE Properties, Inc. (a) ........................           57,346
     4,675   Brookfield Properties Corp. .....................           83,168
       606   Brookline Bancorp, Inc. .........................            5,787
     1,400   Brown & Brown, Inc. .............................           24,346

       100   Camden National Corp. ...........................            2,328
     1,425   Camden Property Trust ...........................           63,071
       350   Capital City Bank Group, Inc.(a) ................            7,616
     1,700   Capital Corp of the West(a) .....................            6,460
     5,200   Capital One Financial Corp.(a) ..................          197,652
     4,039   CapitalSource, Inc. (a) .........................           44,752

  Shares                                                              Value
----------                                                       --------------
FINANCIALS -- 15.1% (CONTINUED)
     1,200   CapLease, Inc. ..................................   $        8,988
     1,600   Capstead Mortgage Corp. .........................           17,360
       600   Cardinal Financial Corp. ........................            3,756
     1,500   Cascade Bancorp(a) ..............................           11,550
     1,900   Castlepoint Holdings, Ltd. ......................           17,271
       288   Cathay General Bancorp(a) .......................            3,131
     4,525   CB Richard Ellis Group, Inc., Class A + .........           86,880
     1,050   CBL & Associates Properties, Inc. ...............           23,982
     1,150   Cedar Shopping Centers, Inc. ....................           13,478
       700   Centerline Holding Co., LP(a) ...................            1,169
    13,464   Charles Schwab Corp. (The) ......................          276,551
       400   Charter Financial Corp. .........................            9,600
     5,150   Chubb Corp. .....................................          252,402
     2,994   Cincinnati Financial Corp. ......................           76,048
     5,871   CIT Group Inc. ..................................           39,982
    84,000   Citigroup, Inc. .................................        1,407,840
     1,157   Citizens Republic Bancorp, Inc.(a) ..............            3,263
       350   City Holding Co. ................................           14,270
     1,325   CME Group, Inc. .................................          507,727
     1,500   CNA Surety Corp. + ..............................           18,960
       750   CoBiz Financial, Inc. ...........................            4,935
       350   Cohen & Steers, Inc.(a) .........................            9,090
     2,450   Colonial BancGroup, Inc.(a) .....................           10,829
       429   Colonial Properties Trust .......................            8,589
       276   Columbia Banking System, Inc. ...................            5,335
     1,973   Comerica, Inc. ..................................           50,568
     2,376   Commerce Bancshares, Inc. .......................           94,231
       563   Community Bancorp + (a) .........................            2,821
     1,500   Community Bank System, Inc. .....................           30,930
        --   Community Trust Bancorp, Inc. ...................               --
       700   CompuCredit Corp. + (a) .........................            4,200
     4,400   Conseco, Inc. + .................................           43,648
       450   Corporate Office Properties Trust ...............           15,449
     1,800   Corus Bankshares, Inc.(a) .......................            7,488
     9,098   Countrywide Financial Corp.(a) ..................           38,667
       650   Cousins Properties, Inc. (a) ....................           15,015
     1,300   Credit Acceptance Corp. + (a) ...................           33,228
       450   Cullen/Frost Bankers, Inc. ......................           22,433
       755   CVB Financial Corp. .............................            7,127
     1,500   Darwin Professional Underwriters, Inc. + ........           46,200
     4,150   DCT Industrial Trust, Inc. ......................           34,362
       237   Deerfield Capital Corp. (a) .....................              187
       322   Delphi Financial Group, Inc., Class A ...........            7,451
     1,000   Delta Financial Corp. + (a) .....................               30
     2,351   Developers Diversified Realty Corp. .............           81,603
       900   DiamondRock Hospitality Co. .....................            9,801
       500   Digital Realty Trust, Inc. (a) ..................           20,455
     1,000   Dime Community Bancshares .......................           16,510
     7,825   Discover Financial Services .....................          103,055
     1,500   Doral Financial Corp. + .........................           20,310
     1,100   Douglas Emmett, Inc. ............................           24,167
     3,601   Duke Realty Corp. ...............................           80,842
     6,387   E*Trade Financial Corp. + (a) ...................           20,055
       500   East West Bancorp, Inc.(a) ......................            3,530
     2,525   Eaton Vance Corp. ...............................          100,394
        --   EMC Insurance Group, Inc. .......................               --
     1,500   Employers Holdings, Inc.(a) .....................           31,050
       200   Encore Capital Group, Inc. + ....................            1,766
       850   Endurance Specialty Holdings, Ltd. ..............           26,172
        50   Enterprise Financial Services Corp.(a) ..........              943
     3,779   Equity Residential ..............................          144,621
        --   Erie Indemnity Co., Class A .....................               --
       400   Everest Re Group, Ltd. ..........................           31,884
       500   Extra Space Storage, Inc. .......................            7,680
     1,000   Ezcorp, Inc., Class A + .........................           12,750
    14,525   Fannie Mae ......................................          283,382
       500   FBL Financial Group, Inc., Class A ..............            9,940
       300   Federal Realty Investment Trust (a) .............           20,700

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
FINANCIALS -- 15.1% (CONTINUED)
       900   Federated Investors, Inc., Class B ..............   $       30,978
     1,500   FelCor Lodging Trust, Inc. ......................           15,750
     2,100   FFD Financial Corp. .............................           27,962
     3,291   Fidelity National Financial, Inc., Class A ......           41,467
     7,001   Fifth Third Bancorp(a) ..........................           71,270
     1,200   Financial Institutions, Inc. ....................           19,272
       100   First Acceptance Corp. + ........................              320
       992   First American Corp. ............................           26,189
     1,150   First Bancorp(a) ................................            7,291
       300   First Bancorp ...................................            3,792
       680   First Busey Corp.(a) ............................            8,990
       650   First Cash Financial Services, Inc. + ...........            9,744
       800   First Commonwealth Financial Corp.(a) ...........            7,464
       425   First Community Bancshares, Inc. ................           11,985
     1,300   First Financial Bancorp .........................           11,960
       100   First Financial Corp. ...........................            3,061
     4,950   First Horizon National Corp.(a) .................           36,779
       650   First Industrial Realty Trust, Inc. (a) .........           17,856
       550   First Marblehead Corp.(a) .......................            1,414
       750   First Midwest Bancorp, Inc. .....................           13,988
     1,608   First Niagara Financial Group, Inc. .............           20,679
     1,300   First Potomac Realty Trust ......................           19,812
     1,500   First Source Corp. ..............................           24,150
     1,200   FirstMerit Corp. ................................           19,572
       700   Flagstar Bancorp, Inc. ..........................            2,107
     1,150   Flagstone Reinsurance Holdings, Ltd. ............           13,559
     2,800   FNB Corp.(a) ....................................           32,984
       600   Forest City Enterprises, Inc., Class A ..........           19,332
     1,500   Fortress Investment Group LLC, Class A(a) .......           18,480
       350   Franklin Bank Corp. + (a) .......................              214
     3,200   Franklin Resources, Inc. ........................          293,280
       550   Franklin Street Properties Corp. ................            6,952
    10,425   Freddie Mac .....................................          170,969
       150   Fremont General Corp. + (a) .....................               18
     2,585   Friedman Billings Ramsey Group, Inc., Class A ...            3,878
     1,500   Frontier Financial Corp. ........................           12,780
     2,634   Fulton Financial Corp.(a) .......................           26,472
       440   FX Real Estate and Entertainment, Inc. + (a) ....              836
        --   GAMCO Investors, Inc., Class A ..................               --
     3,550   General Growth Properties, Inc. .................          124,356
     1,500   Genpact, Ltd. + .................................           22,380
     8,150   Genworth Financial, Inc., Class A ...............          145,152
     1,500   GFI Group, Inc. .................................           13,515
     2,300   Glacier Bancorp, Inc.(a) ........................           36,777

     3,100   GLG Partners, Inc.(a) ...........................           24,180
     1,300   Glimcher Realty Trust (a) .......................           14,534
     5,470   Goldman Sachs Group, Inc. (The) .................          956,703
       435   Gramercy Capital Corp. (a) ......................            5,042
       335   Green Bankshares, Inc.(a) .......................            4,697
       150   Greenhill & Co., Inc.(a) ........................            8,079
     1,500   Greenlight Capital RE, Ltd., Class A + ..........           34,290
     2,300   Grubb & Ellis Co. ...............................            8,855
     2,000   Guaranty Bancorp + ..............................            7,200
       708   Guaranty Financial Group, Inc. + ................            3,802
     1,100   Hallmark Financial Services + ...................           10,637
     1,050   Hanmi Financial Corp.(a) ........................            5,471
     1,400   Hanover Insurance Group, Inc. (The) .............           59,500
     1,500   Harleysville Group, Inc. ........................           50,745
     1,320   Harleysville National Corp. .....................           14,731
     4,750   Hartford Financial Services Group, Inc. .........          306,707
     1,500   Hatteras Financial Corp. ........................           34,485
     2,375   HCC Insurance Holdings, Inc. ....................           50,208
     3,325   HCP, Inc. .......................................          105,768
       900   Health Care REIT, Inc. ..........................           40,050
        50   Heritage Commerce Corp. .........................              495

  Shares                                                              Value
----------                                                       --------------
FINANCIALS -- 15.1% (CONTINUED)
     1,200   Hersha Hospitality Trust ........................   $        9,060
       350   Highwoods Properties, Inc. ......................           10,997
     1,200   Hilltop Holdings, Inc. + ........................           12,372
       500   Horace Mann Educators Corp. .....................            7,010
     1,000   Hospitality Properties Trust ....................           24,460
     9,450   Host Hotels & Resorts, Inc. .....................          128,991
       700   Housevalues, Inc. + .............................            1,925
     5,075   HRPT Properties Trust ...........................           34,358
     9,026   Hudson City Bancorp, Inc.(a) ....................          150,553
     7,451   Huntington Bancshares, Inc.(a) ..................           42,992
       850   IMPAC Mortgage Holdings, Inc. (a) ...............              638
     1,500   Imperial Capital Bancorp, Inc. ..................            8,595
       650   Independent Bank Corp.(a) .......................            2,600
     1,500   Independent Bank Corp. ..........................           35,760
     2,225   IndyMac Bancorp, Inc.(a) ........................            1,380
     1,500   Infinity Property & Casualty ....................           62,280
       300   Inland Real Estate Corp. ........................            4,326
     1,375   IntercontinentalExchange, Inc. + ................          156,750
       500   International Assets Holding Corp. + ............           15,030
       865   International Bancshares Corp. ..................           18,485
       550   Intervest Bancshares Corp., Class A .............            2,816
     6,600   Invesco, Ltd. ...................................          158,268
       300   Investment Technology Group, Inc. + .............           10,038
     1,300   Investors Real Estate Trust .....................           12,402
       850   IPC Holdings, Ltd. ..............................           22,568
     2,100   Irwin Financial Corp.(a) ........................            5,649
     3,564   iStar Financial, Inc. (a) .......................           47,080
     3,275   Janus Capital Group, Inc. .......................           86,689
     3,000   Jefferies Group, Inc.(a) ........................           50,460
       150   JER Investors Trust, Inc. (a) ...................              945
    53,659   JPMorgan Chase & Co. ............................        1,841,039
       600   Kearny Financial Corp. ..........................            6,600
     6,473   Keycorp .........................................           71,074
     3,025   Kimco Realty Corp. ..............................          104,423
     1,300   Kite Realty Group Trust .........................           16,250
     1,800   KKR Financial Holdings LLC ......................           18,900
     1,450   Knight Capital Group, Inc., Class A + ...........           26,071
       700   LaBranche & Co., Inc. + .........................            4,956
     1,300   Lazard, Ltd., Class A(a) ........................           44,395
     2,600   Legg Mason, Inc. ................................          113,282
    10,718   Lehman Brothers Holdings, Inc.(a) ...............          212,324
     3,405   Leucadia National Corp. .........................          159,831
       450   Lexington Realty Trust (a) ......................            6,134
       950   Liberty Property Trust ..........................           31,493
     3,800   Lincoln National Corp. ..........................          172,216
     5,450   Loews Corp. .....................................          255,605
     1,500   LTC Properties, Inc. ............................           38,340
     1,025   M&T Bank Corp. ..................................           72,303
     1,425   Macerich Co. (The) ..............................           88,535
       900   Mack-Cali Realty Corp. ..........................           30,753
     1,500   Maguire Properties, Inc. ........................           18,255
     1,250   MainSource Financial Group, Inc. ................           19,375
     9,520   Marsh & McLennan, Inc. ..........................          252,756
     5,132   Marshall & Ilsley Corp. .........................           78,673
     1,300   Max Capital Group, Ltd. .........................           27,729
       244   MB Financial, Inc. ..............................            5,483
     5,000   MBIA, Inc.(a) ...................................           21,950
     1,000   Medallion Financial Corp. .......................            9,420
     1,000   Medical Properties Trust, Inc. ..................           10,120
    12,796   Merrill Lynch & Co., Inc.(a) ....................          405,761
     8,271   MetLife, Inc. ...................................          436,460
     1,500   MF Global, Ltd. + ...............................            9,465
     3,000   MFA Mortgage Investments, Inc. ..................           19,560
     3,800   MGIC Investment Corp.(a) ........................           23,218
       100   Mid-America Apartment Communities, Inc. .........            5,104
       250   Midwest Banc Holdings, Inc. .....................            1,218
     1,200   Montpelier Re Holdings, Ltd. ....................           17,700

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
FINANCIALS -- 15.1% (CONTINUED)
     3,675   Moody's Corp.(a) ................................   $      126,567
    15,275   Morgan Stanley(a) ...............................          550,969
        --   MSCI, Inc., Class A + ...........................               --
       600   Nara Bancorp, Inc. ..............................            6,438
     4,150   Nasdaq OMX Group (The) + ........................          110,183
       200   National Atlantic Holdings Corp., Class A + .....            1,210
    10,938   National City Corp.(a) ..........................           52,174
       400   National Interstate Corp. .......................            7,352
     3,444   National Penn Bancshares, Inc. ..................           45,736
     1,095   National Retail Properties, Inc. ................           22,886
       570   Nationwide Financial Services, Class A ..........           27,366
     2,950   Nationwide Health Properties, Inc. ..............           92,896
        --   Navigators Group, Inc. + ........................               --
     1,500   NBT Bancorp, Inc. ...............................           30,915
     1,300   Nelnet, Inc., Class A ...........................           14,599
     5,712   New York Community Bancorp, Inc. ................          101,902
     3,100   NewAlliance Bancshares, Inc. ....................           38,688
       750   Newcastle Investment Corp. (a) ..................            5,258
        50   North Valley Bancorp ............................              326
     4,900   Northern Trust Corp. ............................          335,993
     1,650   NorthStar Realty Finance Corp. (a) ..............           13,728
       500   Northwest Bancorp, Inc. .........................           10,910
     1,550   Nymex Holdings, Inc. ............................          130,944
     2,750   NYSE Euronext ...................................          139,315
        --   OceanFirst Financial Corp. ......................               --
        --   Och-Ziff Capital Management Group LLC, Class A ..               --
       800   Ocwen Financial Corp. + .........................            3,720
       750   oday ............................................           17,828
     1,044   Old National Bancorp ............................           14,887
     3,612   Old Republic International Corp. ................           42,766
       400   Old Second Bancorp, Inc.(a) .....................            4,648
     2,300   Omega Healthcare Investors, Inc. ................           38,295
     1,500   OneBeacon Insurance Group .......................           26,355

       750   optionsXpress Holdings, Inc. ....................           16,755
       432   Oriental Financial Group, Inc. ..................            6,160
        --   Oritani Financial Corp. + .......................               --
     1,783   Pacific Capital Bancorp NA(a) ...................           24,570
     1,500   Park National Corp. .............................           80,850
       400   PartnerRe, Ltd. .................................           27,652
     1,000   Penn Treaty American Corp. + ....................            4,840
     3,347   People's United Financial, Inc. .................           52,213
       823   PHH Corp. + .....................................           12,633
       400   Philadelphia Consolidated Holding Co. + .........           13,588
     4,250   Phoenix Cos., Inc. (The) ........................           32,343
        --   Pico Holdings, Inc. + ...........................               --
       500   Pinnacle Financial Partners, Inc. + (a) .........           10,045
       750   Platinum Underwriters Holdings, Ltd. ............           24,458
     4,084   Plum Creek Timber Co., Inc. .....................          174,427
       525   PMI Group, Inc.(a) ..............................            1,024
     6,675   Popular, Inc.(a) ................................           43,988
       300   Portfolio Recovery Associates, Inc. + (a) .......           11,250
     1,300   Post Properties, Inc. ...........................           38,675
     1,500   Preferred Bank(a) ...............................            7,770
       400   Presidential Life Corp. .........................            6,168
       100   Primus Guaranty, Ltd. + (a) .....................              291
     4,000   Principal Financial Group, Inc. .................          167,880
       265   ProAssurance Corp. + ............................           12,749
     9,575   Progressive Corp. (The) .........................          179,244
     4,644   Prologis ........................................          252,400
       671   Prosperity Bancshares, Inc. .....................           17,936
     1,050   Protective Life Corp. ...........................           39,953
     1,300   Provident Bankshares Corp.(a) ...................            8,294
       700   Provident Financial Services, Inc. ..............            9,807
     1,550   Provident New York Bancorp. .....................           17,143
     7,100   Prudential Financial, Inc. ......................          424,153
     1,439   Public Storage ..................................          116,257

  Shares                                                              Value
----------                                                       --------------
FINANCIALS -- 15.1% (CONTINUED)
       500   Pzena Investment Management, Inc., Class  A(a) ..   $        6,380
       570   Radian Group, Inc. ..............................              827
     1,700   RAIT Financial Trust (a) ........................           12,614
       900   Raymond James Financial, Inc.(a) ................           23,751
       801   Rayonier, Inc. ..................................           34,010
     3,100   Realty Income Corp. (a) .........................           70,556
     1,625   Regency Centers Corp. ...........................           96,070
    12,356   Regions Financial Corp.(a) ......................          134,803
     1,700   RenaissanceRe Holdings, Ltd. ....................           75,939
        50   Renasant Corp. ..................................              737
        --   Republic Bancorp, Inc., Class A .................               --
     1,750   Resource America, Inc., Class A .................           16,310
       200   Resource Capital Corp. (a) ......................            1,442
        --   Riskmetrics Group, Inc. + .......................               --
     1,200   Roma Financial Corp.(a) .........................           15,720
     1,100   Safeco Corp. ....................................           73,876
       150   Safety Insurance Group, Inc. ....................            5,348
       600   Santander BanCorp ...............................            6,366
     1,500   Saul Centers, Inc. ..............................           70,485
       700   SeaBright Insurance Holdings, Inc. + ............           10,136
       750   Seacoast Banking Corp of Florida(a) .............            5,820
     2,000   SEI Investments Co. .............................           47,040
     2,300   Selective Insurance Group .......................           43,148
     2,950   Senior Housing Properties Trust .................           57,614
     1,500   Simmons First National , Class A ................           41,955
     3,266   Simon Property Group, Inc. ......................          293,580
       397   SL Green Realty Corp. (a) .......................           32,840
     6,700   SLM Corp. + .....................................          129,645
       650   South Financial Group, Inc. (The)(a) ............            2,548
     1,000   Southern Missouri Bancorp, Inc. .................           15,490
        50   Southwest Bancorp, Inc. .........................              575
     7,527   Sovereign Bancorp, Inc.(a) ......................           55,399
       700   St. Joe Co. (The)(a) ............................           24,024
       490   StanCorp Financial Group, Inc. ..................           23,010
     1,500   State Auto Financial Corp. ......................           35,895
     5,965   State Street Corp. ..............................          381,700
        50   Sterling Bancorp NY .............................              598
       600   Sterling Bancshares, Inc. .......................            5,454
       394   Sterling Financial Corp.(a) .....................            1,631
       300   Stewart Information Services Corp. ..............            5,802
        --   Stifel Financial Corp. + ........................               --
       600   Strategic Hotels & Resorts, Inc. ................            5,622
     1,500   Student Loan Corp. (The) ........................          147,120
        50   Suffolk Bancorp .................................            1,469
       783   Sun Bancorp, Inc. + .............................            7,947
       950   Sunstone Hotel Investors, Inc. ..................           15,770
     6,130   SunTrust Banks, Inc. ............................          222,028
       150   Superior Bancorp + (a) ..........................            1,274
     1,290   Susquehanna Bancshares, Inc. ....................           17,660
       350   SVB Financial Group + (a) .......................           16,839
     4,231   Synovus Financial Corp.(a) ......................           36,937
     4,125   T Rowe Price Group, Inc. ........................          232,939
       500   Taubman Centers, Inc. ...........................           24,325
     1,500   Taylor Capital Group, Inc. ......................           11,235
     1,900   TCF Financial Corp. .............................           22,857
     3,225   TD Ameritrade Holding Corp. + ...................           58,340
        50   Tejon Ranch Co. + ...............................            1,803
       400   Texas Capital Bancshares, Inc. + ................            6,400
     1,550   TFS Financial Corp.(a) ..........................           17,965
       600   Thomas Weisel Partners Group, Inc. + ............            3,282
     2,746   Thornburg Mortgage, Inc.(a) .....................              555
     1,000   Torchmark Corp. .................................           58,650
       100   TradeStation Group, Inc. + ......................            1,015
     9,109   Travelers Cos., Inc. (The) ......................          395,330
     2,950   Triad Guaranty, Inc. + (a) ......................            3,068
     1,708   Trustco Bank Corp. ..............................           12,673
       800   Trustmark Corp.(a) ..............................           14,120

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
FINANCIALS -- 15.1% (CONTINUED)
    28,359   U.S. Bancorp ....................................   $      790,932
     1,225   UCBH Holdings, Inc.(a) ..........................            2,756
     3,650   UDR, Inc. .......................................           81,687
       160   UMB Financial Corp. .............................            8,203
       950   Umpqua Holdings Corp.(a) ........................           11,524
     1,500   Unifirst Corp. ..................................           66,990
       600   UnionBanCal Corp. ...............................           24,252
       650   United America Indemnity, Ltd., Class A + .......            8,691
     1,300   United Bankshares, Inc. .........................           29,835
       800   United Community Banks, Inc.(a) .................            6,824
       600   United Community Financial Corp. ................            2,250
     1,500   United Financial Bankcorp, Inc. .................           16,755
        --   United Fire & Casualty Co. ......................               --
       400   United PanAm Financial Corp. + ..................              900
       300   United Security Bancshares(a) ...................            4,362
       350   Unitrin Inc. ....................................            9,650
     7,007   Unum Group ......................................          143,293
     1,350   U-Store-It Trust ................................           16,133
        --   Validus Holdings, Ltd. ..........................               --
     1,508   Valley National Bancorp(a) ......................           23,778

     1,575   Ventas, Inc. ....................................           67,048
       525   Vineyard National Bancorp(a) ....................            1,985
     2,565   Virginia Commerce Bancorp + .....................           13,312
     2,925   Vornado Realty Trust ............................          257,399
       781   W Holding Co., Inc.(a) ..........................              666
       100   W.P. Stewart & Co., Ltd.(a) .....................              152
     2,187   W.R. Berkley Corp. ..............................           52,838
    32,702   Wachovia Corp.(a) ...............................          507,861
     1,800   Waddell & Reed Financial, Inc., Class A .........           63,018
     1,033   Washington Federal, Inc. ........................           18,697
    12,531   Washington Mutual, Inc.(a) ......................           61,778
       250   Washington Real Estate Investment Trust (a) .....            7,513
       400   Washington Trust Bancorp, Inc. ..................            7,880
       550   Wauwatosa Holdings, Inc. + ......................            5,841
     2,854   Webster Financial Corp. .........................           53,084
     1,900   Weingarten Realty Investors .....................           57,608
    48,104   Wells Fargo & Co.(a) ............................        1,142,469
       300   WesBanco, Inc. ..................................            5,145
       550   Western Alliance Bancorp + (a) ..................            4,268
     1,700   Westfield Financial, Inc. .......................           15,385
     1,675   Whitney Holding Corp.(a) ........................           30,653
       700   Wilmington Trust Corp. ..........................           18,508
       700   Wilshire Bancorp, Inc. ..........................            5,999
        --   Wintrust Financial Corp. ........................               --
     2,425   XL Capital, Ltd., Class A .......................           49,858
     1,630   Zions Bancorporation(a) .........................           51,329
       400   ZipRealty, Inc. + (a) ...........................            1,612
                                                                 --------------
                                                                     33,052,574
                                                                 --------------
HEALTH CARE -- 11.5%
    24,350   Abbott Laboratories .............................        1,289,819
       100   Abraxis Bioscience, Inc. + ......................            6,346
       600   Acadia Pharmaceuticals, Inc. + (a) ..............            2,214
        --   Acorda Therapeutics, Inc. + .....................               --
       100   ADAM, Inc. + ....................................              745
       100   Adolor Corp. + ..................................              548
       981   Advanced Medical Optics, Inc. + (a) .............           18,384
     7,750   Aetna, Inc. .....................................          314,107
       700   Affymetrix, Inc. + (a) ..........................            7,203
       300   Air Methods Corp. + .............................            7,500
       300   Akorn, Inc. + (a) ...............................              993
       700   Albany Molecular Research, Inc. + ...............            9,289
       950   Align Technology, Inc. + (a) ....................            9,966
     3,075   Alkermes, Inc. + ................................           38,007
     5,230   Allergan, Inc.(a) ...............................          272,222
     1,600   Alliance Imaging, Inc. + ........................           13,872

  Shares                                                              Value
----------                                                       --------------
HEALTH CARE -- 11.5% (CONTINUED)
     2,100   Allos Therapeutics, Inc. + ......................   $       14,511
        --   Allscripts Healthcare Solutions, Inc. + .........               --
       100   Altus Pharmaceuticals, Inc. + (a) ...............              445
        --   AMAG Pharmaceuticals, Inc. + (a) ................               --
         0   Amedisys, Inc. + ................................               17
       900   American Medical Systems Holdings, Inc. + (a) ...           13,455
       600   AMERIGROUP Corp. + ..............................           12,480
     3,940   AmerisourceBergen Corp., Class A ................          157,561
    17,102   Amgen, Inc. + ...................................          806,529
     1,300   Amicus Therapeutics, Inc. + (a) .................           13,884
       750   AMN Healthcare Services, Inc. + .................           12,690
     1,750   Amylin Pharmaceuticals, Inc. + (a) ..............           44,433
       600   Angeion Corp. + .................................            3,126
       500   Anika Therapeutics, Inc. + ......................            4,295
       900   APP Pharmaceuticals, Inc. + (a) .................           15,048
     1,850   Applera Corp. - Applied Biosystems Group ........           61,938
     2,100   Arena Pharmaceuticals, Inc. + (a) ...............           10,899
       400   Artes Medical, Inc. + ...........................              536
     1,900   Aspect Medical Systems, Inc. + (a) ..............           11,951
     2,000   AspenBio Pharma, Inc. + .........................           12,760
     1,500   athenahealth, Inc. + ............................           46,140
       200   Atherogenics, Inc. + ............................              117
     1,075   Barr Pharmaceuticals, Inc. + ....................           48,461
    10,038   Baxter International, Inc. ......................          641,829
       500   Beckman Coulter, Inc. ...........................           33,765
     3,425   Becton Dickinson & Co. ..........................          278,453
       800   Biodel, Inc. + (a) ..............................           10,400
     1,700   BioForm Medical, Inc. + .........................            6,868
     4,105   Biogen Idec, Inc. + .............................          229,428
     1,900   BioMarin Pharmaceutical, Inc. + .................           55,062
    22,839   Boston Scientific Corp. + .......................          280,691
    30,900   Bristol-Myers Squibb Co. ........................          634,377
     1,500   Bruker Corp. + ..................................           19,275
       200   BSD Medical Corp. + .............................            1,126
     1,025   C.R. Bard, Inc. .................................           90,149
       100   Candela Corp. + .................................              233
     2,100   Capital Senior Living Corp. + ...................           15,834
     1,150   Caraco Pharmaceutical Laboratories, Ltd.+ .......           15,180
     4,936   Cardinal Health, Inc. ...........................          254,598
        --   CardioNet, Inc. + ...............................               --
     1,200   Celera Corp. + ..................................           13,632
     6,200   Celgene Corp. + .................................          395,994
     1,625   Cephalon, Inc. + (a) ............................          108,371
       500   Cepheid, Inc. + .................................           14,060
       550   Cerner Corp. + (a) ..............................           24,849
     2,594   Charles River Laboratories International,
             Inc. + (a) ......................................          165,808
     3,800   Cigna Corp. .....................................          134,482
       200   Cleveland Biolabs, Inc. + .......................              906
        --   Clinical Data, Inc. + ...........................               --
     1,100   Community Health Systems, Inc. + ................           36,278
        --   Conceptus, Inc. + (a) ...........................               --
        --   Conmed Corp. + ..................................               --
       705   Cooper Cos., Inc. (The) .........................           26,191
     1,500   Corvel Corp. + ..................................           50,805
     1,450   Covance, Inc. + .................................          124,729
     4,016   Coventry Health Care, Inc. + ....................          122,167
     7,787   Covidien, Ltd. ..................................          372,918
       500   Cubist Pharmaceuticals, Inc. + ..................            8,930
       100   CuraGen Corp. + .................................               96
     1,100   CV Therapeutics, Inc. + .........................            9,053
       700   Cynosure, Inc., Class A + .......................           13,874
       400   Datascope Corp. .................................           18,800
     2,275   DaVita, Inc. + ..................................          120,871
       200   Dendreon Corp. + (a) ............................              890

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
HEALTH CARE -- 11.5% (CONTINUED)
     2,075   Dentsply International, Inc.(a) .................   $       76,360
       100   Dialysis Corp. of America + .....................              727
       100   Dyax Corp. + ....................................              310
     2,300   Eclipsys Corp. + ................................           42,228
       550   Edwards Lifesciences Corp. + ....................           34,122
    14,195   Eli Lilly & Co. .................................          655,241
     1,850   Emergent Biosolutions, Inc. + ...................           18,371
     1,500   Emeritus Corp. + ................................           21,930
     3,350   Endo Pharmaceuticals Holdings, Inc. + ...........           81,037

       200   eResearchTechnology, Inc. + .....................            3,488
     2,200   ev3, Inc. + (a) .................................           20,856
     1,300   Exelixis, Inc. + ................................            6,500
     2,650   Express Scripts, Inc. + .........................          166,208
       100   Five Star Quality Care, Inc. + ..................              473
     4,900   Forest Laboratories, Inc. + .....................          170,226
     6,800   Genentech, Inc. + ...............................          516,120
       600   Genomic Health, Inc. + (a) ......................           11,490
     1,375   Gen-Probe, Inc. + ...............................           65,285
        50   Gentiva Health Services, Inc. + .................              953
     3,655   Genzyme Corp. + .................................          263,233
    13,900   Gilead Sciences, Inc. + .........................          736,004
       450   GTx, Inc. + (a) .................................            6,458
     1,200   Halozyme Therapeutics, Inc. + ...................            6,456
     3,750   Health Management Associates, Inc., Class A + ...           24,413
     2,200   Health Net, Inc. + ..............................           52,932
     1,250   Healthsouth Corp. + (a) .........................           20,788
     1,500   Healthspring, Inc. + ............................           25,320
       800   Henry Schein, Inc. + ............................           41,256
       300   Hill-Rom Holdings, Inc. .........................            8,094
     4,295   HLTH Corp. + ....................................           48,619
     3,452   Hologic, Inc. + .................................           75,254
     3,840   Hospira, Inc. + .................................          154,022
     1,150   Human Genome Sciences, Inc. + ...................            5,992
     2,900   Humana, Inc. + ..................................          115,333
       200   Hythiam, Inc. + .................................              484
     2,300   Idenix Pharmaceuticals, Inc. + ..................           16,721
     1,500   Idexx Laboratories, Inc. + (a) ..................           73,110
       844   Illumina, Inc. + (a) ............................           73,521
     1,625   ImClone Systems, Inc. + .........................           65,748
       100   Immtech Pharmaceuticals, Inc. + (a) .............               98
     1,680   Immucor, Inc. + .................................           43,478
     2,500   IMS Health, Inc. ................................           58,250
     1,700   Incyte Corp., Ltd. + ............................           12,937
     1,900   Indevus Pharmaceuticals, Inc. + (a) .............            2,983
       600   Infinity Pharmaceuticals, Inc. + ................            4,704
       650   InterMune, Inc. + (a) ...........................            8,528
     1,500   Invacare Corp. ..................................           30,660
     1,681   Inverness Medical Innovations, Inc. + (a) .......           55,759
     1,150   Invitrogen Corp. + ..............................           45,149
       200   IRIS International, Inc. + ......................            3,130
       700   Isis Pharmaceuticals, Inc. + (a) ................            9,541
       400   Jazz Pharmaceuticals, Inc. + (a) ................            2,964
    42,935   Johnson & Johnson ...............................        2,762,437
       300   Kendle International, Inc. + ....................           10,899
       800   Keryx Biopharmaceuticals, Inc. + ................              392
     2,350   Kinetic Concepts, Inc. + (a) ....................           93,789
     5,024   King Pharmaceuticals, Inc. + ....................           52,601
       925   Laboratory Corp. of America Holdings + ..........           64,408
       700   LCA-Vision, Inc.(a) .............................            3,339
       600   LHC Group, Inc. + ...............................           13,950
       565   LifePoint Hospitals, Inc. + .....................           15,990
       600   Ligand Pharmaceuticals, Inc., Class B + .........            1,560
       700   Lincare Holdings, Inc. + ........................           19,880
       200   Luminex Corp. + (a) .............................            4,110
     1,500   MAKO Surgical Corp. + ...........................           10,980
     1,100   MannKind Corp. + (a) ............................            3,300
       200   Maxygen, Inc. + .................................              678

  Shares                                                              Value
----------                                                       --------------
HEALTH CARE -- 11.5% (CONTINUED)
     3,650   McKesson Corp.(a) ...............................   $      204,071
       200   MDRNA, Inc. + ...................................              244
     1,925   Medarex, Inc. + .................................           12,724
        --   MedAssets, Inc. + ...............................               --
     1,500   Medcath Corp. + .................................           26,970
     8,098   Medco Health Solutions, Inc. + ..................          382,225
     1,500   Medicines Co. (The) + ...........................           29,730
       300   Medicis Pharmaceutical Corp., Class A ...........            6,234
    17,768   Medtronic, Inc. .................................          919,493
       550   Mentor Corp.(a) .................................           15,301
    33,458   Merck & Co., Inc. ...............................        1,261,032
       100   Merge Healthcare, Inc. ..........................              116
       800   Micrus Endovascular Corp. + .....................           11,216
       250   Millipore Corp. + (a). ..........................           16,965
     1,500   Molina Healthcare, Inc. + .......................           36,510
     1,700   Momenta Pharmaceuticals, Inc. + (a) .............           20,910
     6,250   Mylan, Inc.(a) ..................................           75,438
     1,300   Myriad Genetics, Inc. + (a) .....................           59,176
     1,450   Nektar Therapeutics + ...........................            4,858
       200   Neurocrine Biosciences, Inc. + ..................              838
       800   Nighthawk Radiology Holdings, Inc. + (a) ........            5,664
       600   Northstar Neuroscience, Inc. +. .................              954
       900   Novacea, Inc. + .................................            2,349
       900   Oculus Innovative Sciences, Inc. + ..............            2,169
       200   Odyssey HealthCare, Inc. + ......................            1,948
     3,350   Omnicare, Inc. ..................................           87,837
     1,325   Onyx Pharmaceuticals, Inc. + (a) ................           47,170
     1,250   Orexigen Therapeutics, Inc. + (a) ...............            9,863
     1,350   OSI Pharmaceuticals, Inc. + .....................           55,782
        50   Palomar Medical Technologies, Inc. + ............              499
     1,500   Parexel International Corp. + ...................           39,465
     1,850   Patterson Cos., Inc. + ..........................           54,372
       800   PDI, Inc. + .....................................            6,968
     2,800   PDL BioPharma, Inc. .............................           29,736
       500   Pediatrix Medical Group, Inc. + .................           24,615
     1,517   PerkinElmer, Inc. ...............................           42,248
     2,750   Perrigo Co. .....................................           87,368
   104,411   Pfizer, Inc. ....................................        1,824,059
     1,400   Pharmaceutical Product Development, Inc. ........           60,060
       311   PharMerica Corp. + ..............................            7,025
       400   Pozen, Inc. + (a) ...............................            4,352
     1,300   Progenics Pharmaceuticals, Inc. + (a) ...........           20,631
       200   Providence Service Corp. (The) + ................            4,222
       500   PSS World Medical, Inc. + .......................            8,150
       850   Psychiatric Solutions, Inc. + ...................           32,164
     1,700   Pure Bioscience + (a) ...........................            6,749
     2,925   Quest Diagnostics, Inc. .........................          141,775
        --   Quidel Corp. + ..................................               --
     1,200   Regeneron Pharmaceuticals, Inc. + ...............           17,328
       400   Repros Therapeutics, Inc. + .....................            3,788
       600   Res-Care, Inc. + ................................           10,668
       800   Resmed, Inc. + (a) ..............................           28,592
       100   Rigel Pharmaceuticals, Inc. + ...................            2,266
       818   RTI Biologics, Inc. + ...........................            7,158
     1,500   RXi Pharmaceuticals Corp. + .....................           12,000
     1,200   Salix Pharmaceuticals, Ltd. + ...................            8,436
       300   Sangamo Biosciences, Inc. + (a) .................            2,985
       800   Savient Pharmaceuticals, Inc. + (a) .............           20,240
    25,725   Schering-Plough Corp. ...........................          506,525
     1,500   Sciele Pharma, Inc. .............................           29,025
       900   Seattle Genetics, Inc. + ........................            7,614
       100   Senomyx, Inc. + .................................              493
     3,200   Sepracor, Inc. + ................................           63,744
     1,500   Sequenom, Inc. + ................................           23,940
       450   Sirona Dental Systems, Inc. + (a) ...............           11,664

       700   Skilled Healthcare Group, Inc., Class A + .......            9,394
     1,100   Somaxon Pharmaceuticals, Inc. + (a) .............            5,247

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
HEALTH CARE -- 11.5% (CONTINUED)
     5,900   St. Jude Medical, Inc. + ........................   $      241,192
       650   STERIS Corp. ....................................           18,694
     5,020   Stryker Corp. ...................................          315,658
     1,300   Sun Healthcare Group, Inc. + ....................           17,407
     1,300   Sunrise Senior Living, Inc. + ...................           29,224
     1,500   SurModics, Inc. + ...............................           67,260
       700   Symmetry Medical, Inc. + ........................           11,354
     2,400   Synta Pharmaceuticals Corp. + (a) ...............           14,640
       900   Techne Corp. + ..................................           69,651
       400   Telik, Inc. + (a) ...............................              484
     7,326   Tenet Healthcare Corp. + ........................           40,733
     1,900   Tercica, Inc. + .................................           16,777
       850   Theravance, Inc. + (a) ..........................           10,090
       600   Thermage, Inc. + ................................            1,716
     6,309   Thermo Fisher Scientific, Inc. + ................          351,601
     2,400   Thoratec Corp. + ................................           41,736
     1,500   TranS1, Inc. + (a) ..............................           22,605
        50   Transcend Services, Inc. + ......................              446
       600   United American Healthcare Corp. + ..............            1,200
       200   United Therapeutics Corp. + .....................           19,550
    19,312   UnitedHealth Group, Inc. ........................          506,939
     1,500   Universal American Corp. + ......................           15,330
     1,300   Universal Health Services, Inc., Class B ........           82,186
       750   Valeant Pharmaceuticals International + (a) .....           12,833
     2,500   Varian Medical Systems, Inc. + ..................          129,625
     2,600   VCA Antech, Inc. + ..............................           72,228
     2,100   Vertex Pharmaceuticals, Inc. + ..................           70,287
       300   Viropharma, Inc. + ..............................            3,318
     1,500   Virtual Radiologic Corp. + (a) ..................           19,875
       200   Vital Signs, Inc. ...............................           11,356
     2,850   Warner Chilcott, Ltd., Class A + ................           48,308
     2,000   Waters Corp. + ..................................          129,000
     1,350   Watson Pharmaceuticals, Inc. + ..................           36,680
     8,241   WellPoint, Inc. + ...............................          392,765
    20,550   Wyeth ...........................................          985,578
     2,850   Zimmer Holdings, Inc. + .........................          193,943
       600   Zoll Medical Corp. + ............................           20,202
       800   Zymogenetics, Inc. + (a) ........................            6,736
                                                                 --------------
                                                                     25,148,199
                                                                 --------------

INDUSTRIALS -- 11.7%
    10,450   3M Co. ..........................................          727,216
        --   AAON, Inc. ......................................               --
       700   ABM Industries, Inc. ............................           15,575
        --   ACCO Brands Corp. + .............................               --
       200   Accuride Corp. + ................................              850
       240   Actuant Corp., Class A. .........................            7,524
       100   Acuity Brands, Inc. .............................            4,808
        --   Administaff, Inc. ...............................               --
     2,600   Aecom Technology Corp. + (a) ....................           84,578
     1,200   AeroCentury Corp. + .............................           13,092
       850   AGCO Corp. + (a) ................................           44,549
       700   Aircastle, Ltd.(a) ..............................            5,887
       350   Alexander & Baldwin, Inc. .......................           15,943
       150   Alliant Techsystems, Inc. + .....................           15,252
     5,975   Allied Waste Industries, Inc. + .................           75,405
       250   Amerco, Inc. + ..................................           11,920
     1,300   American Commercial Lines, Inc. + (a) ...........           14,209
        --   American Reprographics Co. + ....................               --
       300   American Science & Engineering, Inc.(a) .........           15,459
     2,150   American Superconductor Corp. + (a) .............           77,078
        50   Ameron International Corp. ......................            5,999
     1,050   Ametek, Inc. ....................................           49,581
     5,675   AMR Corp. + (a) .................................           29,056
     1,500   Amrep Corp. .....................................           71,385
       200   Angelica Corp. ..................................            4,254
       400   AO Smith Corp. ..................................           13,132

  Shares                                                              Value
----------                                                       --------------
INDUSTRIALS -- 11.7% (CONTINUED)
        --   Apogee Enterprises, Inc. ........................   $           --
       100   Applied Energetics, Inc. + (a) ..................              159
       200   Applied Signal Technology, Inc. .................            2,732
       300   Armstrong World Industries, Inc. ................            8,766
       750   Ascent Solar Technologies, Inc. + (a) ...........            7,763
     1,500   Astec Industries, Inc. + ........................           48,210
     1,500   Atlas Air Worldwide Holdings + ..................           74,190
     1,100   Avery Dennison Corp.(a) .........................           48,323
     3,092   Avis Budget Group, Inc. + .......................           25,880
       200   Axsys Technologies, Inc. + ......................           10,408
     1,500   Badger Meter, Inc. ..............................           75,795
       200   Baker (Michael) Corp. + .........................            4,376
        --   Baldor Electric Co.(a) ..........................               --
     1,300   Barnes Group, Inc. ..............................           30,017
     1,500   Barrett Business Services, Inc. .................           17,745
       400   Basin Water, Inc. + (a) .........................            1,872
     1,475   BE Aerospace, Inc. + ............................           34,353
       500   Belden, Inc. ....................................           16,940
     1,000   Blount International, Inc. + ....................           11,610
     1,400   BlueLinx Holdings, Inc.(a) ......................            4,956
    10,750   Boeing Co. ......................................          706,489
       550   Brady Corp., Class A ............................           18,992
       750   Briggs & Stratton Corp.(a) ......................            9,510
       450   Brink's Co. (The) ...............................           29,439
       100   BTU International, Inc. + .......................            1,189
     1,500   Bucyrus International, Inc. .....................          109,530
     2,550   Builders FirstSource, Inc. + (a) ................           13,541
       150   Building Materials Holding Corp. ................              266
     4,090   Burlington Northern Santa Fe Corp. ..............          408,550
       100   C&D Technologies, Inc. + (a) ....................              846
     1,500   CAI International + .............................           26,100
     1,500   Calgon Carbon Corp. + ...........................           23,190
       500   Carlisle, Inc.(a) ...............................           14,500
       100   Casella Waste Systems, Inc., Class A + ..........            1,219
    10,150   Caterpillar, Inc.(a) ............................          749,272
     1,800   CBIZ, Inc. + ....................................           14,310
       400   CDI Corp. .......................................           10,176
     1,900   Ceco Environmental Corp. + ......................           11,191
     3,000   Celadon Group, Inc. + ...........................           29,970
     1,300   Cenveo, Inc. + (a) ..............................           12,701
     3,100   CH Robinson Worldwide, Inc. .....................          170,004
     1,850   Chart Industries, Inc. + ........................           89,984
       686   ChoicePoint, Inc. + .............................           33,065
     1,832   Cintas Corp. ....................................           48,566
       400   Clarcor, Inc. ...................................           14,040
     1,500   Coherent, Inc. + ................................           44,835
       300   Coleman Cable, Inc. + ...........................            3,096
     1,500   Colfax Corp. + ..................................           37,635
       400   Columbus McKinnon Corp. + .......................            9,632
       900   Comfort Systems USA, Inc. .......................           12,096
       300   Commercial Vehicle Group, Inc. + ................            2,805
       100   Competitive Technologies, Inc. + ................              210
       750   COMSYS IT Partners, Inc. + ......................            6,840

        --   Consolidated Graphics, Inc. + ...................               --
     2,000   Continental Airlines, Inc., Class B + ...........           20,220
       450   Con-way, Inc. ...................................           21,267
     3,025   Cooper Industries, Ltd., Class A ................          119,487
       700   Copart, Inc. + ..................................           29,974
       200   Cornell, Inc. + .................................            4,822
     1,700   Corrections Corp of America + ...................           46,699
     3,750   Covanta Holding Corp. + .........................          100,087
       100   Covenant Transportation Group, Inc., Class A + ..              335
       300   Crane Co. .......................................           11,559
     7,800   CSX Corp. .......................................          489,918
     1,500   Cubic Corp. .....................................           33,420
     2,500   Cummins, Inc. ...................................          163,800
       300   Curtiss-Wright Corp. ............................           13,422

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
INDUSTRIALS -- 11.7% (CONTINUED)
     3,468   Danaher Corp. ...................................   $      268,076
     8,200   Deere & Co. .....................................          591,466
     5,825   Delta Air Lines, Inc. + (a) .....................           33,202
       750   Deluxe Corp. ....................................           13,365
       200   Diamond Management & Technology Consultants,
             Inc., Class A ...................................            1,042
       200   Document Security Systems, Inc. + (a) ...........              972
     1,500   Dollar Thrifty Automotive Group + ...............           14,175
       900   Donaldson Co., Inc. .............................           40,176
     3,650   Dover Corp. .....................................          176,551
       478   DRS Technologies, Inc. ..........................           37,628
        --   Duff & Phelps Corp., Class A + ..................               --
     1,425   Dun & Bradstreet Corp. ..........................          124,886
        --   Dycom Industries, Inc. + ........................               --
       400   Dynamic Materials Corp.(a) ......................           13,180
        --   DynCorp International, Inc., Class A + ..........               --
       700   Eagle Bulk Shipping, Inc.(a) ....................           20,699
     2,900   Eaton Corp. .....................................          246,413
     2,500   EMCOR Group, Inc. + .............................           71,325
    12,000   Emerson Electric Co. ............................          593,399
     1,200   Empire Resources, Inc. ..........................            4,572
       550   Encore Wire Corp. ...............................           11,655
        --   EnergySolutions, Inc. ...........................               --
        50   Ennis, Inc. .....................................              783
        50   EnPro Industries, Inc. + ........................            1,867
     3,475   Equifax, Inc. ...................................          116,829
     1,725   Evergreen Solar, Inc. + (a) .....................           16,715
     3,625   Expeditors International of Washington, Inc. ....          155,875
       400   Exponent, Inc. + ................................           12,564
       100   ExpressJet Holdings, Inc. + .....................               55
     1,850   Fastenal Co.(a) .................................           79,845
       800   Federal Signal Corp. ............................            9,600
     4,932   FedEx Corp. .....................................          388,592
       750   First Advantage Corp., Class A + ................           11,888
       200   Flanders Corp. + ................................            1,210
       500   Flowserve Corp. .................................           68,350
     2,000   Fluor Corp.(a) ..................................          372,159
       100   Force Protection, Inc. + (a) ....................              331
     1,750   Foster Wheeler, Ltd. + ..........................          128,013
       350   Franklin Electric Co., Inc. .....................           13,573
        --   FreightCar America, Inc. ........................               --
       600   Frontier Airlines Holdings, Inc. + (a) ..........              180
       100   Frozen Food Express Industries ..................              675
     1,325   FTI Consulting, Inc. + ..........................           90,709
        --   Fuel Tech, Inc. + (a) ...........................               --
       500   FuelCell Energy, Inc. + (a) .....................            3,550
     1,800   Furmanite Corp. + ...............................           14,364
     1,500   G&K Services, Inc., Class A .....................           45,690
       550   Gardner Denver, Inc. + ..........................           31,240
       200   GATX Corp. ......................................            8,866
       300   Gehl Co. + ......................................            4,437
       300   GenCorp, Inc. + .................................            2,148
     1,425   General Cable Corp. + (a) .......................           86,711
     4,790   General Dynamics Corp. ..........................          403,318
   153,796   General Electric Co. ............................        4,104,816
     1,500   General Maritime Corp. ..........................           38,970
     1,300   Geo Group, Inc. (The) + .........................           29,250
     1,825   Goodrich Corp. ..................................           86,615
     1,625   Gorman-Rupp Co. (The) ...........................           64,740
       487   Graco, Inc. .....................................           18,540
     1,650   GrafTech International, Ltd. + ..................           44,270
       550   Greenbrier, Inc. ................................           11,165
     1,850   Griffon Corp. + .................................           16,206
     1,350   Hardinge, Inc. ..................................           17,780
     1,800   Harsco Corp. ....................................           97,938
       375   Healthcare Services Group(a) ....................            5,704
       933   Heartland Express, Inc.(a) ......................           13,911

  Shares                                                              Value
----------                                                       --------------
INDUSTRIALS -- 11.7% (CONTINUED)
       200   Herley Industries, Inc. + .......................   $        2,656
       650   Herman Miller, Inc. .............................           16,179
     3,550   Hertz Global Holdings, Inc. + ...................           34,080
     1,050   Hexcel Corp. + ..................................           20,265
     1,400   HI Shear Technology Corp. .......................           17,710
       300   Hill International, Inc. + ......................            4,932
     2,100   Hoku Scientific, Inc. + (a) .....................           10,542
    12,175   Honeywell International, Inc. ...................          612,159
     2,050   Horizon Lines, Inc., Class A(a) .................           20,398
       400   Hubbell, Inc., Class B ..........................           15,948
       400   Hurco Cos., Inc. + (a) ..........................           12,356
       100   Huron Consulting Group, Inc. + ..................            4,534
       300   ICT Group, Inc. + ...............................            2,460
       675   IDEX Corp. ......................................           24,867
     1,750   II-VI, Inc. + ...................................           61,110
       650   IKON Office Solutions, Inc. .....................            7,332
     8,516   Illinois Tool Works, Inc. .......................          404,595
        50   Imperial Industries, Inc. + .....................              182
     2,450   Industrial Services of America, Inc. + (a) ......           39,029
     6,284   Ingersoll-Rand Co., Ltd., Class A ...............          235,210
       100   Innovative Solutions & Support, Inc. + ..........              645
        --   Integrated Electrical Services, Inc. + ..........               --
     1,500   Interface, Inc., Class A ........................           18,795
        --   Interline Brands, Inc. + ........................               --
     2,050   International Shipholding Corp. + ...............           48,051
       400   Intersections, Inc. + ...........................            4,372
     2,500   ITT Corp. .......................................          158,325
     1,800   Jacobs Engineering Group, Inc. + ................          145,259
     1,275   JB Hunt Transport Services, Inc. ................           42,432
     1,625   JetBlue Airways Corp. + (a) .....................            6,061
     1,775   Joy Global, Inc. ................................          134,598
        50   Kadant, Inc. + ..................................            1,130
       923   Kansas City Southern + ..........................           40,603
     2,550   KBR, Inc. .......................................           89,021
       400   Kelly Services, Inc., Class A ...................            7,732
     1,000   Kennametal, Inc. ................................           32,550
       150   Kforce, Inc. + ..................................            1,274
     1,200   Kimball International, Inc., Class B ............            9,936
       850   Kirby Corp. + (a) ...............................           40,800
       387   Knight Transportation, Inc. .....................            7,082
     1,500   Knoll, Inc. .....................................           18,225

     7,000   Kreisler Manufacturing Corp. + ..................           85,750
     2,325   L-3 Communications Holdings, Inc. ...............          211,273
       100   LaBarge, Inc. + .................................            1,300
       850   Landstar System, Inc.(a) ........................           46,937
       100   LECG Corp. + ....................................              874
     2,150   Lennox International, Inc. ......................           62,264
     5,700   Lockheed Martin Corp. ...........................          562,362
       700   LSI Industries, Inc. ............................            5,684
       200   Macquarie Infrastructure Co. LLC ................            5,058
     1,400   Manitowoc Co., Inc. (The) .......................           45,542
     1,928   Manpower, Inc. ..................................          112,286
       100   Marten Transport, Ltd. + ........................            1,597
     5,650   Masco Corp. .....................................           88,874
     1,500   MasTec, Inc. + ..................................           15,990
     3,275   McDermott International, Inc. + (a) .............          202,690
       600   Meadow Valley Corp. + ...........................            5,400
     1,200   Medis Technologies, Ltd. + ......................            4,044
       800   Mesa Air Group, Inc. + (a) ......................              408
     1,650   Metalico, Inc. + (a) ............................           28,908
     1,300   Mfri, Inc. + ....................................           19,630
       400   Mobile Mini, Inc. + .............................            8,000
     1,650   Monster Worldwide, Inc. + .......................           34,007
     3,050   MPS Group, Inc. + ...............................           32,422
       300   MSC Industrial Direct Co., Class A(a) ...........           13,233
     3,300   Mueller Water Products, Inc., Class B ...........           28,182
       100   NACCO Industries, Inc., Class A .................            7,435
       400   Navigant Consulting, Inc. + .....................            7,824

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
INDUSTRIALS -- 11.7% (CONTINUED)
     5,350   Norfolk Southern Corp. ..........................   $      335,285
       900   North American Galvanizing & Coating, Inc. + ....            7,911
     4,200   Northrop Grumman Corp. ..........................          280,980
     4,800   Northwest Airlines Corp. + ......................           31,968
       100   On Assignment, Inc. + ...........................              802
       900   Orbital Sciences Corp. + ........................           21,204
     1,500   Orion Energy Systems, Inc. + (a) ................           15,000
     1,500   Orion Marine Group, Inc. + ......................           21,195
       800   Oshkosh Corp.(a) ................................           16,552
       950   Owens Corning, Inc. + (a) .......................           21,613
     5,005   PACCAR, Inc. ....................................          209,359
     1,850   Pall Corp. ......................................           73,408
     2,593   Parker Hannifin Corp. ...........................          184,933
     1,300   Pentair, Inc. ...................................           45,526
     1,200   PeopleSupport, Inc. + ...........................           10,200
       600   Pike Electric Corp. + ...........................            9,966
     3,825   Pitney Bowes, Inc. ..............................          130,432
        --   Polypore International, Inc. + ..................               --
       200   Portec Rail Products, Inc. ......................            2,310
     1,500   Powell Industries, Inc. + .......................           75,615
       700   Power-One, Inc. + ...............................            1,323
     3,150   PowerSecure International, Inc. + (a) ...........           22,869
     1,900   Precision Castparts Corp. .......................          183,103
     1,720   PRG-Schultz International, Inc. + ...............           16,185
     2,450   Quanta Services, Inc. + .........................           81,512
       300   Raven Industries, Inc. ..........................            9,834
     6,550   Raytheon Co. ....................................          368,634
     2,475   Republic Services, Inc. .........................           73,508
       200   Resources Connection, Inc. ......................            4,070
       400   Robbins & Myers, Inc. ...........................           19,948
     3,200   Robert Half International, Inc. .................           76,704
     2,500   Rockwell Automation, Inc. .......................          109,324
     2,825   Rockwell Collins, Inc. ..........................          135,487
     1,150   Roper Industries, Inc. ..........................           75,762
     3,350   RR Donnelley & Sons Co. .........................           99,461
       700   RSC Holdings, Inc. + (a) ........................            6,482
        75   Rush Enterprises, Inc., Class A + ...............              901
       400   Ryder System, Inc. ..............................           27,552
     2,850   Saia, Inc. + ....................................           31,122
     1,500   Schawk, Inc., Class A ...........................           17,985
     1,700   Shaw Group, Inc. (The) + ........................          105,043
     1,300   SIFCO Industries, Inc. + ........................           13,130
     1,600   Simclar, Inc. + .................................            5,904
        50   Simpson Manufacturing Co., Inc. .................            1,187
        --   Skywest, Inc. ...................................               --
    10,268   Southwest Airlines Co. ..........................          133,894
       500   Spherion Corp. + ................................            2,310
       900   Spire Corp. + (a) ...............................           11,232
     3,100   Spirit Aerosystems Holdings, Inc., Class A+ .....           59,458
       484   SPX Corp. .......................................           63,757
     1,600   Standard Parking Corp. + ........................           29,120
     1,850   Standard Register Co. (The) .....................           17,446
        50   Standex International Corp. .....................            1,037
     1,000   Steelcase, Inc., Class A ........................           10,030
     1,775   Stericycle, Inc. + (a) ..........................           91,767
     1,500   Sun Hydraulics Corp. ............................           48,405
     1,950   Superior Essex, Inc. + ..........................           87,029
       550   SYKES Enterprises, Inc. + .......................           10,373
       100   Sypris Solutions, Inc. ..........................              420
     1,500   TAL International Group, Inc. ...................           34,110
       700   Taser International, Inc. + (a) .................            3,493
       200   TBS International, Ltd., Class A + (a) ..........            7,990
        --   Team, Inc. + ....................................               --
     1,500   Tecumseh Products Co., Class A + ................           49,170
       250   Tennant Co. .....................................            7,518
     1,900   Terex Corp. + ...................................           97,603

  Shares                                                              Value
----------                                                       --------------
INDUSTRIALS -- 11.7% (CONTINUED)
       443   Tetra Tech, Inc. + ..............................   $       10,021
     1,500   Textainer Group Holdings, Ltd. ADR. .............           29,295
     3,700   Textron, Inc. ...................................          177,341
     1,575   Thomas & Betts Corp. + ..........................           59,614
       600   Thomas Group, Inc. ..............................            1,320
       800   Timken Co. ......................................           26,352
       250   Titan International, Inc. .......................            8,905
       300   Toro Co. ........................................            9,981
       100   TRC, Inc. + .....................................              402
     1,500   Tredegar Corp. ..................................           22,050
       300   Trex Co., Inc. + (a) ............................            3,519
     2,600   Trimas Corp. + ..................................           15,574
       800   Trinity Industries, Inc. ........................           27,752
     4,025   TRM Corp. + .....................................              845
     1,300   TrueBlue, Inc. + ................................           17,173
     1,500   TurboChef Technologies, Inc. + ..................            7,170
       400   Twin Disc, Inc. .................................            8,372
     9,012   Tyco International, Ltd. ........................          360,840
     2,125   UAL Corp.(a) ....................................           11,093
       200   Ultralife Corp. + ...............................            2,138
     7,600   Union Pacific Corp. .............................          573,799
     9,750   United Parcel Service, Inc., Class B ............          599,333
       600   United Rentals, Inc. + (a) ......................           11,766
       150   United Stationers, Inc. + .......................            5,543
    14,244   United Technologies Corp. .......................          878,854
       400   Universal Forest Products, Inc. .................           11,984
       850   URS Corp. + .....................................           35,675
     1,491   US Airways Group, Inc. + (a) ....................            3,728
     1,200   US Home Systems, Inc. + .........................            4,716

       300   USG Corp. + .....................................            8,871
       500   UTEK Corp. + ....................................            5,000
       900   UTi Worldwide, Inc. .............................           17,955
       400   Viad Corp. ......................................           10,316
       800   Vicor Corp. .....................................            7,984
       450   Volt Information Sciences, Inc. + ...............            5,360
     1,550   Wabash National Corp. ...........................           11,718
       300   Wabtec Corp. ....................................           14,586
       300   Walter Industries, Inc. .........................           32,631
     1,575   Waste Connections, Inc. .........................           50,290
     7,600   Waste Management, Inc. ..........................          286,595
     1,300   Watson Wyatt Worldwide, Inc., Class A ...........           68,757
       250   Werner Enterprises, Inc. ........................            4,645
        --   WESCO International, Inc. + .....................               --
     1,500   Woodward Governor Co. ...........................           53,490
       300   WW Grainger, Inc. ...............................           24,540
     1,000   Xerium Technologies, Inc. .......................            3,960
       650   YRC Worldwide, Inc. + (a) .......................            9,666
                                                                 --------------
                                                                     25,608,849
                                                                 --------------
INFORMATION TECHNOLOGY -- 16.2%
     5,300   3Com Corp. + ....................................           11,236
     1,300   Acacia Research-Acacia Technologies + (a) .......            5,824
     9,200   Accenture, Ltd., Class A ........................          374,623
       200   Access Integrated Technologies, Inc.,
             Class A + (a) ...................................              422
       100   Actel Corp. + ...................................            1,685
     4,419   Activision Blizzard, Inc. + .....................          150,555
       750   Acxiom Corp. ....................................            8,618
     1,781   ADC Telecommunications, Inc. + ..................           26,305
       600   ADDvantage Technologies Group, Inc. + ...........            1,836
     8,534   Adobe Systems, Inc. + ...........................          336,153
       700   Adtran, Inc. ....................................           16,688
       500   Advanced Analogic Technologies, Inc. + ..........            2,065
       700   Advanced Energy Industries, Inc. + ..............            9,590
     8,550   Advanced Micro Devices, Inc. + (a) ..............           49,847
        --   Advent Software, Inc. + .........................               --
     1,500   Aehr Test Systems + .............................           11,595

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
INFORMATION TECHNOLOGY -- 16.2% (CONTINUED)
       900   Affiliated Computer Services, Inc., Class A + ...   $       48,141
     6,146   Agilent Technologies, Inc. + ....................          218,429
       500   Agilysys, Inc. ..................................            5,670
     1,000   Airvana, Inc. + (a) .............................            5,360
     2,259   Akamai Technologies, Inc. + (a) .................           78,591
       650   Alliance Data Systems Corp. + ...................           36,758
     3,850   Altera Corp.(a) .................................           79,695
       100   American Technology Corp. + .....................              185
     2,650   Amkor Technology, Inc. + ........................           27,587
     1,925   Amphenol Corp., Class A .........................           86,394
       300   ANADIGICS, Inc. + (a) ...........................            2,955
     5,950   Analog Devices, Inc.(a) .........................          189,031
       200   Anaren, Inc. + ..................................            2,114
     1,500   Ansoft Corp. + ..................................           54,600
       700   Answers Corp. + (a) .............................            2,555
     1,775   Ansys, Inc. + ...................................           83,638
    12,800   Apple, Inc. + ...................................        2,143,232
    20,383   Applied Materials, Inc. .........................          389,110
     2,500   Ariba, Inc. + ...................................           36,775
     1,855   Arris Group, Inc. + .............................           15,675
     1,450   Arrow Electronics, Inc. + .......................           44,544
       700   Aspen Technology, Inc. + ........................            9,310
       100   Astea International, Inc. + .....................              366
       400   Atheros Communications, Inc. + ..................           12,000
     9,050   Atmel Corp. + ...................................           31,494
     3,800   Autodesk, Inc. + ................................          128,478
     7,975   Automatic Data Processing, Inc. .................          334,152
     1,500   Avid Technology, Inc. + .........................           25,485
     1,825   Avnet, Inc. + ...................................           49,786
       350   Avocent Corp. + .................................            6,510
     1,300   AVX Corp. .......................................           14,703
       789   Axcelis Technologies, Inc. + ....................            3,850
       300   Bankrate, Inc. + (a) ............................           11,721
     2,600   BearingPoint, Inc. + (a) ........................            2,106
       300   Bel Fuse, Inc., Class B .........................            7,413
       650   Benchmark Electronics, Inc. + ...................           10,621
       150   BigBand Networks, Inc. + ........................              710
       600   Bitstream, Inc., Class A + ......................            3,930
     1,300   Blackbaud, Inc. .................................           27,820
       200   Blue Coat Systems, Inc. + .......................            2,822
     3,042   BMC Software, Inc. + ............................          109,512
       600   Brightpoint, Inc. + .............................            4,380
     6,865   Broadcom Corp., Class A + .......................          187,346
     3,450   Broadridge Financial Solutions, Inc. ............           72,623
     7,350   Brocade Communications Systems, Inc. + ..........           60,564
       606   Brooks Automation, Inc. + .......................            5,012
     6,022   CA, Inc. ........................................          139,048
     5,802   Cadence Design Systems, Inc. + (a) ..............           58,600
       200   Callidus Software, Inc. + .......................            1,000
       200   Cascade Microtech, Inc. + .......................            1,316
       600   Catapult Communications Corp. + .................            4,272
     1,400   Ciber, Inc. + ...................................            8,694
     1,897   Ciena Corp. + (a) ...............................           43,953
       900   Cirrus Logic, Inc. + ............................            5,004
    92,123   Cisco Systems, Inc. + ...........................        2,142,781
     2,625   Citrix Systems, Inc. + ..........................           77,201
       900   Cogent, Inc. + (a) ..............................           10,233
     3,925   Cognizant Technology Solutions Corp.,
             Class A + .......................................          127,602
       791   CommScope, Inc. + (a) ...........................           41,741
     1,780   Computer Sciences Corp. + .......................           83,375
     5,325   Compuware Corp. + ...............................           50,801
       400   comScore, Inc. + (a) ............................            8,728
       100   Comtech Telecommunications Corp. + ..............            4,900
     1,300   Concur Technologies, Inc. + .....................           43,199
     1,800   Convergys Corp. + ...............................           26,748
    24,469   Corning, Inc. ...................................          564,010

  Shares                                                              Value
----------                                                       --------------
INFORMATION TECHNOLOGY -- 16.2% (CONTINUED)
     1,500   CPI International, Inc. + .......................   $       18,450
       600   Cray, Inc. + ....................................            2,784
       700   Cree, Inc. + (a) ................................           15,967
     1,450   CSG Systems International, Inc. + ...............           15,979
       100   CTS Corp. .......................................            1,005
     1,009   Cybersource Corp. + .............................           16,881
     4,025   Cypress Semiconductor Corp. + ...................           99,619
        --   Daktronics, Inc. ................................               --
        --   Data Domain, Inc. + .............................               --
       600   Datalink Corp. + ................................            2,772
     1,500   DealerTrack Holdings, Inc. + ....................           21,165
    27,650   Dell, Inc. + ....................................          604,982
     1,500   Deltek, Inc. + ..................................           11,370
     1,500   Dice Holdings, Inc. + ...........................           12,390

       550   Diebold, Inc. ...................................           19,569
     1,500   Digital Ally, Inc. + ............................           12,780
       600   Ditech Networks, Inc. + .........................            1,290
     1,500   DivX, Inc. + ....................................           11,010
     1,300   Dolby Laboratories, Inc., Class A + .............           52,390
        --   DST Systems, Inc. + (a) .........................               --
       700   Eagle Test Systems, Inc. + ......................            7,840
     1,721   Earthlink, Inc. + (a) ...........................           14,887
    17,450   eBay, Inc. + ....................................          476,908
       650   Echelon Corp. + (a) .............................            7,085
     2,105   EchoStar Corp., Class A + (a) ...................           65,718
       100   EF Johnson Technologies, Inc. + .................              175
       600   Electro Scientific Industries, Inc. + ...........            8,502
     5,450   Electronic Arts, Inc. + .........................          242,144
     7,750   Electronic Data Systems Corp. ...................          190,960
       450   Electronics for Imaging, Inc. + .................            6,570
    31,129   EMC Corp. + .....................................          457,285
       500   Emcore Corp. + (a) ..............................            3,130
     1,250   Emulex Corp. + ..................................           14,563
       200   En Pointe Technologies, Inc. + ..................              454
       100   EndWave Corp. + .................................              635
     1,336   Entegris, Inc. + ................................            8,751
       200   Entorian Technologies, Inc. + ...................              154
       900   Epicor Software Corp. + .........................            6,219
       425   EPIQ Systems, Inc. + ............................            6,035
       500   Exar Corp. + ....................................            3,770
       200   Extreme Networks + ..............................              568
       900   F5 Networks, Inc. + (a) .........................           25,578
       450   Factset Research Systems, Inc.(a) ...............           25,362
     1,444   Fair Isaac Corp. ................................           29,992
     1,350   Fairchild Semiconductor International, Inc. + ...           15,836
     1,900   FalconStor Software, Inc. + (a) .................           13,452
       200   FARO Technologies, Inc. + .......................            5,034
     3,518   Fidelity National Information Services, Inc. ....          129,849
     2,128   Fiserv, Inc. + ..................................           96,547
     1,500   Flir Systems, Inc. + (a) ........................           60,855
       350   Formfactor, Inc. + ..............................            6,451
     1,500   Forrester Research, Inc. + ......................           46,320
     4,100   Foundry Networks, Inc. + ........................           48,462
     1,700   Gartner, Inc. + .................................           35,224
       650   Gevity HR, Inc. .................................            3,497
     2,350   Global Cash Access Holdings, Inc. + .............           16,121
       850   Global Payments, Inc. ...........................           39,610
       200   Globecomm Systems, Inc. + .......................            1,652
       900   Glu Mobile, Inc. + (a) ..........................            4,347
     3,200   Google, Inc., Class A + .........................        1,684,543
       450   GSI Commerce, Inc. + (a) ........................            6,134
       800   Harmonic, Inc. + ................................            7,608
     1,925   Harris Corp. ....................................           97,193
     1,300   Harris Stratex Networks, Inc., Class A + ........           12,337
       450   Heartland Payment Systems, Inc.(a) ..............           10,620
     2,770   Hewitt Associates, Inc., Class A + ..............          106,174

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
INFORMATION TECHNOLOGY -- 16.2% (CONTINUED)
    37,977   Hewlett-Packard Co. .............................   $    1,678,963
       350   Hittite Microwave Corp. + .......................           12,467
        --   Hughes Communications, Inc. + ...................               --
       500   Hypercom Corp. + ................................            2,200
       100   ID Systems, Inc. + ..............................              644
       100   iGO, Inc. + .....................................              126
        50   Ikanos Communications, Inc. + ...................              169
       200   Imergent, Inc. ..................................            2,368
       600   Infinera Corp. + ................................            5,292
       900   infoGROUP, Inc. .................................            3,951
     2,875   Informatica Corp. + .............................           43,240
       750   Infospace, Inc. .................................            6,248
     2,100   Ingram Micro, Inc., Class A + ...................           37,275
     1,000   Insight Enterprises, Inc. + .....................           11,730
     5,060   Integrated Device Technology, Inc. + ............           50,296
     1,900   Integrated Silicon Solution, Inc. + .............           10,564
    88,516   Intel Corp. .....................................        1,901,323
       550   Interactive Intelligence, Inc. + ................            6,402
       300   InterDigital, Inc. + ............................            7,296
       200   Intermec, Inc. + ................................            4,216
       871   Internap Network Services Corp. + (a) ...........            4,076
    21,620   International Business Machines Corp. ...........        2,562,618
     2,350   International Rectifier Corp. + .................           45,120
       600   Internet Capital Group, Inc. + ..................            4,638
       600   Interphase Corp. + ..............................            2,028
     1,850   Intersil Corp., Class A .........................           44,992
     1,300   Interwoven, Inc. + ..............................           15,613
     4,425   Intuit, Inc. + ..................................          121,997
       300   INX, Inc. + .....................................            3,135
        --   IPG Photonics Corp. + ...........................               --
     4,150   Iron Mountain, Inc. + (a) .......................          110,183
       200   Isilon Systems, Inc. + (a) ......................              888
       900   Ixia + ..........................................            6,255
       800   IXYS Corp. + ....................................            9,552
       450   j2 Global Communications, Inc. + ................           10,350
     4,300   Jabil Circuit, Inc. .............................           70,563
     1,250   Jack Henry & Associates, Inc. ...................           27,050
       550   JDA Software Group, Inc. + ......................            9,955
     4,803   JDS Uniphase Corp. + (a) ........................           54,562
     7,265   Juniper Networks, Inc. + ........................          161,138
       300   Jupitermedia Corp. + ............................              420
       100   Keithley Instruments, Inc. ......................              950
     1,700   Kemet Corp. + ...................................            5,508
       600   KEY Tronic Corp. + ..............................            2,058
       100   Keynote Systems, Inc. + .........................            1,288
     1,825   Kla-Tencor Corp. ................................           74,296
     1,300   Knot, Inc. (The) + (a) ..........................           12,714
       400   Kulicke & Soffa Industries, Inc. + ..............            2,916
     1,073   L-1 Identity Solutions, Inc. + ..................           14,292
     2,425   Lam Research Corp. + ............................           87,664
       600   LaserCard Corp. + ...............................            2,862
       700   Lattice Semiconductor Corp. + ...................            2,191
     3,650   Lawson Software, Inc. + .........................           26,536
       200   Leadis Technology, Inc. + .......................              320
       100   LeCroy Corp. + ..................................              892
     1,875   Lexmark International, Inc., Class A + ..........           62,681
     1,900   Limelight Networks, Inc. + ......................            7,258
     3,525   Linear Technology Corp.(a) ......................          114,809
       450   Liquidity Services, Inc. + ......................            5,189
       193   Local.com Corp. + ...............................              716
       200   LoJack Corp. + ..................................            1,592
     1,200   LoopNet, Inc. + (a) .............................           13,560
       300   Loral Space & Communications, Inc. + ............            5,286
     9,860   LSI Corp. + .....................................           60,540
       600   Lumera Corp. + ..................................              588
     2,701   Macrovision Solutions Corp. + ...................           40,407
     1,550   Magma Design Automation, Inc. + .................            9,409
       100   Majesco Entertainment Co. + .....................               89

  Shares                                                              Value
----------                                                       --------------
INFORMATION TECHNOLOGY -- 16.2% (CONTINUED)
       600   MakeMusic, Inc. + ...............................   $        4,644

        --   Manhattan Associates, Inc. + ....................               --
       700   Marchex, Inc., Class B(a) .......................            8,624
     6,850   Marvell Technology Group, Ltd. + (a) ............          120,971
       575   Mastercard, Inc., Class A .......................          152,674
       400   Mattson Technology, Inc. + ......................            1,904
     1,500   MAXIMUS, Inc. ...................................           52,230
     2,550   McAfee, Inc. + ..................................           86,777
       200   Measurement Specialties, Inc. + .................            3,518
     3,875   MEMC Electronic Materials, Inc. + ...............          238,467
       750   Mentor Graphics Corp. + .........................           11,850
       100   Mercury Computer Systems, Inc. + ................              753
     1,000   Merix Corp. + ...................................            2,300
     2,702   Metavante Technologies, Inc. + ..................           61,119
       900   Methode Electronics, Inc. .......................            9,405
     1,100   Micrel, Inc. ....................................           10,065
     3,537   Microchip Technology, Inc. ......................          108,020
    13,202   Micron Technology, Inc. + .......................           79,212
     1,400   Micronetics, Inc. + .............................           11,872
     1,500   Micros Systems, Inc. + ..........................           45,735
       650   Microsemi Corp. + ...............................           16,367
   128,940   Microsoft Corp. .................................        3,547,138
     1,500   MicroStrategy, Inc., Class A + ..................           97,125
       900   Midway Games, Inc. + (a) ........................            1,980
       200   MIPS Technologies, Inc. + .......................              750
       700   MKS Instruments, Inc. + .........................           15,330
     2,075   Molex, Inc. .....................................           50,651
       300   MoneyGram International, Inc. ...................              271
       600   Monolithic Power Systems, Inc. + ................           12,972
       600   MoSys, Inc. + ...................................            2,946
    32,216   Motorola, Inc.(a) ...............................          236,465
         4   Move, Inc. + ....................................                9
       350   MTS Systems Corp. ...............................           12,558
        --   Multi-Fineline Electronix, Inc. + (a) ...........               --
       200   Nanometrics, Inc. + .............................            1,164
       900   Napco Security Systems, Inc. + ..................            4,077
     1,475   National Instruments Corp. ......................           41,846
     2,725   National Semiconductor Corp. ....................           55,972
       200   NaviSite, Inc. + ................................              760
       992   NAVTEQ Corp. + ..................................           76,384
     4,125   NCR Corp. + .....................................          103,950
       100   Neomagic Corp. + (a) ............................               34
     5,750   NetApp, Inc. + ..................................          124,545
       500   NetList, Inc. + .................................              850
       400   Netlogic Microsystems, Inc. + (a) ...............           13,280
     1,700   Netscout Systems, Inc. + ........................           18,156
     1,500   NetSuite, Inc. + ................................           30,705
     1,200   Network Equipment Technologies, Inc. + (a) ......            4,260
       750   NeuStar, Inc., Class A + ........................           16,170
       200   Newport Corp. + .................................            2,278
       100   NMS Communications Corp. + ......................              111
       550   Novatel Wireless, Inc. + (a) ....................            6,122
     7,359   Novell, Inc. + ..................................           43,345
     2,923   Novellus Systems, Inc. + (a) ....................           61,938
     3,950   Nuance Communications, Inc. + (a) ...............           61,897
       100   NVE Corp. + (a) .................................            3,166
     9,875   Nvidia Corp. + ..................................          184,860
       600   Occam Networks, Inc. + ..........................            2,394
     1,647   Omniture, Inc. + (a) ............................           30,585
       500   Omnivision Technologies, Inc. + (a) .............            6,045
     6,055   ON Semiconductor Corp. + (a) ....................           55,524
       100   Online Resources Corp. + ........................              835
       811   Openwave Systems, Inc. + ........................            1,208
       100   Opnet Technologies, Inc. + ......................              900
     2,050   Opnext, Inc. + ..................................           11,029
       700   Optelecom-NKF, Inc. + ...........................            6,083
    59,830   Oracle Corp. + ..................................        1,256,429

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
INFORMATION TECHNOLOGY -- 16.2% (CONTINUED)
       200   OSI Systems, Inc. +. ............................   $        4,284
       100   Overland Storage, Inc. + ........................              117
       480   Palm, Inc.(a) ...................................            2,587
       100   PAR Technology Corp. + ..........................              747
     1,240   Parametric Technology Corp. + ...................           20,671
       200   Parkervision, Inc. + ............................            1,986
     4,750   Paychex, Inc. ...................................          148,580
     1,150   Pegasystems, Inc. ...............................           15,479
       100   Pericom Semiconductor Corp. + ...................            1,484
     1,350   Perot Systems Corp., Class A + ..................           20,264
         8   Pfsweb, Inc. +. .................................               38
       100   Phoenix Technologies, Ltd. + ....................            1,100
       100   Photon Dynamics, Inc. + .........................            1,508
       600   Photronics, Inc. + ..............................            4,224
        33   Pixelworks, Inc. + ..............................               58
       100   Planar Systems, Inc. + ..........................              260
       350   Plantronics, Inc. ...............................            7,812
       100   PLATO Learning, Inc. + ..........................              265
       350   Plexus Corp. + ..................................            9,688
       100   PLX Technology, Inc. + ..........................              763
     3,325   PMC - Sierra, Inc. + ............................           25,436
       950   Polycom, Inc. + (a) .............................           23,142
     2,880   Powerwave Technologies, Inc. + ..................           12,240
       400   QAD, Inc. .......................................            2,708
     3,650   QLogic Corp. + ..................................           53,254
    25,075   QUALCOMM, Inc. ..................................        1,112,578
       350   Quality Systems, Inc.(a) ........................           10,248
     2,400   Quest Software, Inc. + ..........................           35,544
       100   Radiant Systems, Inc. + .........................            1,073
       200   Radyne Corp. + ..................................            2,286
     1,500   Rambus, Inc. + ..................................           28,605
     2,526   RealNetworks, Inc. + ............................           16,672
     2,490   Red Hat, Inc. + (a) .............................           51,518
       600   Relm Wireless Corp. .............................              900
        89   Remec, Inc. + ...................................              107
       600   Renaissance Learning, Inc. ......................            6,726
     3,227   RF Micro Devices, Inc. + ........................            9,358
     1,200   RightNow Technologies, Inc. + ...................           16,404
     1,500   Rogers Corp. + ..................................           56,385
       340   Rudolph Technologies, Inc. + ....................            2,618
     1,900   S1 Corp. + ......................................           14,383
     3,525   SAIC, Inc. + ....................................           73,355
     2,000   Salesforce.com, Inc. + ..........................          136,460
     2,525   SanDisk Corp. + .................................           47,218
     7,401   Sanmina-SCI Corp. + .............................            9,473
     1,650   Sapient Corp. + .................................           10,593
     1,500   SAVVIS, Inc. + (a) ..............................           19,365
     8,059   Seagate Technology ..............................          154,169
       500   Secure Computing Corp. + ........................            2,070
       100   Semitool, Inc. + ................................              751
     2,500   Semtech Corp. + .................................           35,175
     1,400   Sento Corp. + ...................................               70
       300   ShoreTel, Inc. + ................................            1,326
     2,100   Silicon Image, Inc. + ...........................           15,225
       750   Silicon Laboratories, Inc. + ....................           27,068
       100   Silicon Storage Technology, Inc. + ..............              277
     1,100   Simulations Plus, Inc. + ........................            1,870
       350   SiRF Technology Holdings, Inc. + (a) ............            1,512
     2,507   Skyworks Solutions, Inc. + ......................           24,744
     1,200   Smart Modular Technologies WWH, Inc. + ..........            4,596

       300   Smith Micro Software, Inc. + (a) ................            1,710
       200   Soapstone Networks, Inc. + ......................              766
     1,500   Solera Holdings, Inc. + .........................           41,490
       200   Sonic Solutions, Inc. + .........................            1,192
       900   SonicWALL, Inc. + ...............................            5,805
     3,125   Sonus Networks, Inc. + (a) ......................           10,688
     1,000   Spansion, Inc., Class A + .......................            2,250

  Shares                                                              Value
----------                                                       --------------
INFORMATION TECHNOLOGY -- 16.2% (CONTINUED)
     1,500   SPSS, Inc. + ....................................   $       54,555
       200   SRA International, Inc., Class A + ..............            4,492
     1,500   Standard Microsystems Corp. + ...................           40,725
       500   Starent Networks Corp. + (a) ....................            6,290
     1,700   STEC, Inc. + (a) ................................           17,459
     1,500   SuccessFactors, Inc. + (a) ......................           16,425
    11,000   Sun Microsystems, Inc. + (a) ....................          119,680
       950   Sybase, Inc. + ..................................           27,949
     2,400   Sycamore Networks, Inc. + .......................            7,728
    14,333   Symantec Corp. + ................................          277,344
       100   Symmetricom, Inc. + .............................              384
     1,200   Symyx Technologies + ............................            8,376
     1,500   SYNNEX Corp. + ..................................           37,635
     2,917   Synopsys, Inc. + ................................           69,745
     1,500   Syntel, Inc. ....................................           50,580
     1,050   Take-Two Interactive Software, Inc. + ...........           26,849
     2,350   Tech Data Corp. + ...............................           79,642
     1,500   Technitrol, Inc. ................................           25,485
     1,300   TechTarget, Inc. + ..............................           13,728
     2,300   Tekelec + .......................................           33,833
     9,304   Tellabs, Inc. + .................................           43,264
     2,400   Teradata Corp. + (a) ............................           55,536
     2,725   Teradyne, Inc. + ................................           30,166
       200   Terremark Worldwide, Inc. + (a) .................            1,092
     1,600   Tessco Technologies, Inc. + .....................           21,888
       400   Tessera Technologies, Inc. + ....................            6,548
    20,772   Texas Instruments, Inc. .........................          584,939
     2,500   THQ, Inc. + .....................................           50,650
     4,425   TIBCO Software, Inc. + ..........................           33,851
        --   Tivo, Inc. + (a) ................................               --
       200   TNS, Inc. + .....................................            4,792
     3,137   Total System Services, Inc. .....................           69,704
     1,200   Travelzoo, Inc. + ...............................           10,284
       650   Trident Microsystems, Inc. + ....................            2,373
     1,667   Trimble Navigation, Ltd. + ......................           59,512
       500   Trio Tech International .........................            2,575
     3,100   TriQuint Semiconductor, Inc. + ..................           18,786
       100   Trx, Inc. + .....................................              134
       700   TTM Technologies, Inc. + ........................            9,247
     7,737   Tyco Electronics, Ltd. ..........................          277,139
     1,000   Tyler Technologies, Inc. + ......................           13,570
       700   Unica Corp. + (a) ...............................            5,628
     6,070   Unisys Corp. + ..................................           23,977
     1,000   United Online, Inc. .............................           10,030
       700   Universal Display Corp. + (a) ...................            8,624
     2,200   Utstarcom, Inc. + (a) ...........................           12,034
     1,505   Valueclick, Inc. + ..............................           22,801
       850   Varian Semiconductor Equipment Associates,
             Inc. + (a) ......................................           29,597
       450   Vasco Data Security International, Inc. + (a) ...            4,739
     1,500   VeriFone Holdings, Inc. + .......................           17,925
     2,416   VeriSign, Inc. + ................................           91,325
       425   Vicon Industries, Inc. + ........................            2,223
       550   Vignette Corp. + ................................            6,600
       200   Virage Logic Corp. + ............................            1,432
     6,900   Visa, Inc., Class A .............................          561,038
     4,106   Vishay Intertechnology, Inc. + ..................           36,420
        --   Vocus, Inc. + ...................................               --
       300   Volterra Semiconductor Corp. + ..................            5,178
       250   WebMD Health Corp., Class A + (a) ...............            6,975
       200   Website Pros, Inc. + ............................            1,666
     3,025   Western Digital Corp. + (a) .....................          104,453
    11,504   Western Union Co. (The) .........................          284,379
     3,600   Wind River Systems, Inc. + ......................           39,204
       200   Wireless Ronin Technologies, Inc. + (a) .........              982
       200   Wireless Xcessories Group + .....................              204
       100   WPCS International, Inc. + ......................              565

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
INFORMATION TECHNOLOGY -- 16.2% (CONTINUED)
       550   Wright Express Corp. + ..........................   $       13,640
    12,900   Xerox Corp. .....................................          174,924
     3,775   Xilinx, Inc. ....................................           95,319
     1,100   X-Rite, Inc. + (a) ..............................            2,816
    20,500   Yahoo!, Inc. + ..................................          423,529
       725   Zebra Technologies Corp., Class A + .............           23,664
     1,300   Zoran Corp. + ...................................           15,210
     1,000   Zygo Corp. + ....................................            9,830
                                                                 --------------
                                                                     35,538,876
                                                                 --------------
MATERIALS -- 4.4%
     1,126   AbitibiBowater, Inc. ............................           10,506
     2,350   Air Products & Chemicals, Inc.(a) ...............          232,321
     2,620   Airgas, Inc. ....................................          152,982
     2,375   AK Steel Holding Corp. ..........................          163,875
     1,000   Albemarle Corp. .................................           39,910
    12,148   Alcoa, Inc. .....................................          432,712
     1,350   Allegheny Technologies, Inc. ....................           80,028
     1,400   American Vanguard Corp. .........................           17,220
       750   Aptargroup, Inc. ................................           31,463
        50   Arch Chemicals, Inc. ............................            1,658
     1,350   Ashland, Inc. ...................................           65,070
     3,000   Ball Corp. ......................................          143,219
     2,850   Bemis Co., Inc. .................................           63,897
     1,500   Brush Engineered Materials, Inc. + ..............           36,630
     1,300   Buckeye Technologies, Inc. + ....................           10,998
     1,400   Cabot Corp. .....................................           34,034
        --   Carpenter Technology Corp. ......................               --
       500   Castle (A.M.) & Co. .............................           14,305
     2,000   Celanese Corp., Ser A ...........................           91,320
     1,200   CF Industries Holdings, Inc.(a) .................          183,360
     3,670   Chemtura Corp. ..................................           21,433
     1,900   Cleveland-Cliffs, Inc. ..........................          226,461
     7,600   Coeur d'Alene Mines Corp. + (a) .................           22,040
     1,300   Commercial Metals Co. ...........................           49,010
     2,800   Core Molding Technologies, Inc. + ...............           19,446
     2,000   Crown Holdings, Inc. + ..........................           51,980
        --   Deltic Timber Corp. .............................               --
    10,000   Domtar Corp. + ..................................           54,500
    15,811   Dow Chemical Co. (The) ..........................          551,961
     1,200   Eagle Materials, Inc.(a) ........................           30,396
       400   Eastman Chemical Co.(a) .........................           27,544
     3,200   Ecolab, Inc. ....................................          137,568
    13,500   EI Du Pont de Nemours & Co. .....................          579,014
       400   Esmark, Inc. + ..................................            7,648
     1,100   FMC Corp. .......................................           85,184
     6,551   Freeport-McMoRan Copper & Gold, Inc. ............          767,711
     1,000   Friedman Industries .............................            8,000
       800   Glatfelter ......................................           10,808

     2,400   Graphic Packaging Holding Co. + .................            4,848
       400   HB Fuller Co. ...................................            8,976
     1,300   Headwaters, Inc. + (a) ..........................           15,301
     1,900   Hecla Mining Co. + (a) ..........................           17,594
     3,800   Hercules, Inc. ..................................           64,334
       300   Horsehead Holding Corp. + .......................            3,648
     1,250   Huntsman Corp. ..................................           14,250
     2,450   ICO, Inc. + .....................................           14,749
     1,500   Innophos Holdings, Inc. .........................           47,925
     1,000   International Flavors & Fragrances, Inc. ........           39,060
     7,242   International Paper Co.(a) ......................          168,739
        --   Koppers Holdings, Inc. ..........................               --
     1,500   Kronos Worldwide, Inc. ..........................           23,085
     3,100   Louisiana-Pacific Corp.(a) ......................           26,319
        --   LSB Industries, Inc. + (a) ......................               --
       850   Lubrizol Corp. ..................................           39,381
     1,976   MeadWestvaco Corp. ..............................           47,108
     7,580   Monsanto Co. ....................................          958,414
     2,800   Mosaic Co. (The) + ..............................          405,160

  Shares                                                              Value
----------                                                       --------------
MATERIALS -- 4.4% (CONTINUED)
       700   Myers Industries, Inc. ..........................   $        5,705
     3,700   Nalco Holding Co. ...............................           78,255
       900   Nanophase Technologies Corp. + ..................            2,079
     6,400   Newmont Mining Corp. ............................          333,824
     2,700   NL Industries, Inc. .............................           25,731
     4,070   Nucor Corp.(a) ..................................          303,907
     1,670   Olin Corp. ......................................           43,721
     1,875   Owens-Illinois, Inc. + ..........................           78,168
     1,050   Packaging Corp of America .......................           22,586
     1,450   Pactiv Corp. + ..................................           30,784
     1,500   Polyone Corp. + .................................           10,455
     3,100   PPG Industries, Inc. ............................          177,847
     4,550   Praxair, Inc. ...................................          428,792
       950   Reliance Steel & Aluminum Co. ...................           73,236
     2,458   Rohm & Haas Co. .................................          114,150
     1,300   RPM International, Inc. .........................           26,780
        --   Scotts Miracle-Gro Co. (The), Class A ...........               --
     2,100   Sealed Air Corp. ................................           39,921
     1,300   Sensient Technologies Corp. .....................           36,608
     1,200   Sigma-Aldrich Corp. .............................           64,632
     4,525   Smurfit-Stone Container Corp. + .................           18,417
     1,500   Solutia, Inc. + .................................           19,230
     2,275   Sonoco Products Co. .............................           70,411
       600   Southern Copper Corp.(a) ........................           63,978
       700   Spartech Corp. ..................................            6,601
     2,200   Steel Dynamics, Inc. ............................           85,954
     1,850   Stillwater Mining Co. + (a) .....................           21,886
     3,025   Temple-Inland, Inc.(a) ..........................           34,092
     1,050   Terra Industries, Inc.(a) .......................           51,818
       250   Texas Industries, Inc. ..........................           14,033
     2,873   Titanium Metals Corp.(a) ........................           40,193
       100   Tronox, Inc., Class A ...........................              316
     1,500   UFP Technologies, Inc. + ........................           15,015
        50   United States Lime & Minerals, Inc. + ...........            1,979
     2,400   United States Steel Corp. .......................          443,472
     1,500   US Energy Corp. Wyoming. ........................            4,620
        --   Valhi, Inc. .....................................               --
     3,500   Valspar Corp. ...................................           66,185
     1,500   Verso Paper Corp. + .............................           12,690
     1,000   Vista Gold Corp. + ..............................            3,650
     1,944   Vulcan Materials Co.(a) .........................          116,211
       100   Wausau Paper Corp. ..............................              771
       400   Westlake Chemical Corp. .........................            5,944
     3,350   Weyerhaeuser Co. ................................          171,318
       800   Worthington Industries, Inc.(a) .................           16,400
     2,400   WR Grace & Co. + ................................           56,376
        -1   Yamana Gold Inc. ................................               --
        50   Zep, Inc. .......................................              744
        --   Zoltek Cos., Inc. + (a) .........................               --
                                                                 --------------
                                                                      9,594,588
                                                                 --------------
TELECOMMUNICATION SERVICES -- 3.0%
       600   Alaska Communications Systems Group, Inc. .......            7,164
     6,325   American Tower Corp., Class A + (a) .............          267,231
    91,524   AT&T, Inc. ......................................        3,083,443
       350   Cbeyond, Inc. + .................................            5,607
     2,100   Centennial Communications Corp. + ...............           14,679
     2,200   CenturyTel, Inc. ................................           78,298
     2,925   Cincinnati Bell, Inc. + .........................           11,642
     6,451   Citizens Communications Co. .....................           73,154
     3,300   Clearwire Corp., Class A + (a) ..................           42,768
     1,700   Cogent Communications Group, Inc. + .............           22,780
       707   Consolidated Communications Holdings, Inc. ......           10,527
     3,000   Crown Castle International Corp. + ..............          116,190
       600   D&E Communications, Inc. ........................            5,334
     1,957   Embarq Corp. ....................................           92,507

Dow Jones Wilshire 5000 Index

  Shares                                                              Value
----------                                                       --------------
TELECOMMUNICATION SERVICES -- 3.0% (CONTINUED)
     2,160   Fairpoint Communications, Inc. ..................   $       15,574
       200   Fibernet Telecom Group, Inc. + ..................            1,690
       100   FiberTower Corp. + ..............................              140
     1,100   General Communication, Inc., Class A + ..........            7,557
       650   Global Crossing, Ltd. + .........................           11,661
     1,100   Globalstar, Inc. + ..............................            3,113
     1,800   Goamerica, Inc. + ...............................           13,500
       800   Ibasis, Inc. ....................................            2,624
     2,050   IDT Corp., Class B(a) ...........................            3,485
       600   InPhonic, Inc. + (a) ............................                3
       600   Iowa Telecommunications Services, Inc. ..........           10,566
       100   Kratos Defense & Security Solutions, Inc. + .....              196
     1,300   Leap Wireless International, Inc. + .............           56,121
    23,263   Level 3 Communications, Inc. + (a) ..............           68,626
     4,300   MetroPCS Communications, Inc. + .................           76,153
     2,225   NII Holdings, Inc. + (a) ........................          105,665
       900   PAETEC Holding Corp. + ..........................            5,715
       800   Premiere Global Services, Inc. + ................           11,664
    22,420   Qwest Communications International, Inc.(a) .....           88,111
     1,500   Rural Cellular Corp., Class A + .................           66,765
     1,200   SBA Communications Corp., Class A + .............           43,212
    45,854   Sprint Nextel Corp.(a) ..........................          435,613
       200   SureWest Communications .........................            1,686
       800   Syniverse Holdings, Inc. + ......................           12,960
     1,570   Telephone & Data Systems, Inc. ..................           74,214
       900   TerreStar Corp. + (a) ...........................            3,582
     1,875   tw telecom, Inc. + ..............................           30,056
       400   USA Mobility, Inc. ..............................            3,020
    44,009   Verizon Communications, Inc. ....................        1,557,919
       600   Vonage Holdings Corp. + (a) .....................              996
     8,928   Windstream Corp.(a) .............................          110,172
                                                                 --------------
                                                                      6,653,683
                                                                 --------------

UTILITIES -- 4.2%
     9,910   AES Corp. (The) + ...............................          190,371
     1,000   AGL Resources, Inc. .............................           34,580
     2,400   Allegheny Energy, Inc. ..........................          120,264
     1,200   Alliant Energy Corp. ............................           41,112
     3,400   Ameren Corp.(a) .................................          143,582
     5,630   American Electric Power Co., Inc. ...............          226,495
     1,500   American Water Works ............................           33,270
     3,221   Aqua America, Inc.(a) ...........................           51,439
     5,900   Aquila, Inc. + ..................................           22,243
     1,100   Atmos Energy Corp. ..............................           30,327
       850   Avista Corp. ....................................           18,241
        --   California Water Service Group ..................               --
     7,000   Calpine Corp. + .................................          157,920
     4,500   Centerpoint Energy, Inc. ........................           72,225
       400   Cleco Corp. .....................................            9,332
     3,450   CMS Energy Corp. ................................           51,405
     4,000   Consolidated Edison, Inc. .......................          156,360
     3,300   Constellation Energy Group, Inc. ................          270,930
     9,190   Dominion Resources, Inc. ........................          436,432
     1,500   DPL, Inc. .......................................           39,570
     3,100   DTE Energy Co.(a) ...............................          131,564
    19,582   Duke Energy Corp. ...............................          340,335
     7,700   Dynegy, Inc., Class A + .........................           65,835
     4,250   Edison International ............................          218,365
       650   El Paso Electric Co. + ..........................           12,870
       500   Empire District Electric Co. ....................            9,270
       690   Energen Corp. ...................................           53,841
     3,125   Energy East Corp. ...............................           77,250
     2,500   Entergy Corp. ...................................          301,200
     2,300   Equitable Resources, Inc. .......................          158,838
    10,774   Exelon Corp. ....................................          969,228
     4,250   FirstEnergy Corp. ...............................          349,902

  Shares                                                              Value
----------                                                       --------------
UTILITIES -- 4.2% (CONTINUED)
     6,060   FPL Group, Inc. .................................   $      397,414
       800   Great Plains Energy, Inc.(a) ....................           20,224
       750   Hawaiian Electric Industries, Inc.(a) ...........           18,548
       650   Idacorp, Inc. ...................................           18,779
     1,800   Integrys Energy Group, Inc. .....................           91,494
     1,325   ITC Holdings Corp. ..............................           67,721
     2,125   MDU Resources Group, Inc. .......................           74,078
     4,725   Mirant Corp. + (a) ..............................          184,984
       750   National Fuel Gas Co. ...........................           44,610
     1,300   Nicor, Inc. .....................................           55,367
     5,715   NiSource, Inc. ..................................          102,413
     3,000   Northeast Utilities .............................           76,590
     3,825   NRG Energy, Inc. + ..............................          164,093
     2,190   NSTAR ...........................................           74,066
     1,100   OGE Energy Corp. ................................           34,881
     1,325   Oneok, Inc. .....................................           64,700
     2,650   Pepco Holdings, Inc. ............................           67,973
     5,800   PG&E Corp. ......................................          230,202
     1,700   Piedmont Natural Gas Co.(a) .....................           44,472
     2,900   Pinnacle West Capital Corp. .....................           89,233
       700   PNM Resources, Inc.(a) ..........................            8,372
       950   Portland General Electric Co. ...................           21,394
     5,200   PPL Corp. .......................................          271,804
     4,241   Progress Energy, Inc. ...........................          177,401
     8,400   Public Service Enterprise Group, Inc. ...........          385,812
     2,300   Puget Energy, Inc. ..............................           55,177
     3,300   Questar Corp. ...................................          234,432
     4,479   Reliant Energy, Inc. + ..........................           95,268
     1,379   SCANA Corp. .....................................           51,023
     5,000   Sempra Energy ...................................          282,250
     3,550   Sierra Pacific Resources ........................           45,121
    11,350   Southern Co. ....................................          396,341
     1,572   Southern Union Co. ..............................           42,475
     1,300   Southwest Gas Corp. .............................           38,649
       730   Southwest Water Co.(a) ..........................            7,315
     3,100   TECO Energy, Inc.(a) ............................           66,619
     1,300   UGI Corp. .......................................           37,323
     1,500   UIL Holdings Corp. ..............................           44,115
       933   Vectren Corp. ...................................           29,119
       950   Westar Energy, Inc. .............................           20,435
       350   WGL Holdings, Inc. ..............................           12,159
     1,650   Wisconsin Energy Corp. ..........................           74,613
     6,125   Xcel Energy, Inc. ...............................          122,929
                                                                 --------------
                                                                      9,236,584
                                                                 --------------
Total Common Stock (Cost $180,820,588)                              217,883,237
                                                                 --------------

PREFERRED STOCK -- 0.0%

HEALTH CARE -- 0.0%
         4   Inverness Medical Innovations, Inc. + ...........              948
                                                                 --------------

Total Preferred Stock (Cost $1,175)                                         948
                                                                 --------------
RIGHT -- 0.0%
       708   Guaranty Financial Group ........................               --
                                                                 --------------

Total Right (Cost $-)                                                        --
                                                                 --------------

MONEY MARKET FUND -- 11.1%
24,260,839   PNC Institutional Money Market Trust (b)(c) .....       24,260,839
                                                                 --------------

Total Money Market Fund
(Cost $24,260,839)                                                   24,260,839
                                                                 --------------

Total Investments -- 110.6%
(Cost $205,082,602)                                                 242,145,024
Other Assets & Liabilities, Net -- (10.6)%                          (23,119,105)
                                                                 --------------

  Shares                                                              Value
----------                                                       --------------
NET ASSETS -- 100.0%                                             $  219,025,919
                                                                 ==============

ADR -- American Depositary Receipt

+     Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents 7-day annualized yield.

(c) Investment purchased with proceeds from collateral received from securities on loan.

      Amounts designated as "--" are either $0 or have been rounded to $0.

Large Company Growth Portfolio

  Shares                                                              Value
----------                                                       --------------
COMMON STOCK -- 97.9%

CONSUMER DISCRETIONARY -- 5.7%
     6,529   Amazon.com, Inc. + (a) ..........................   $      478,772
       900   American Eagle Outfitters, Inc. .................           12,267
     8,781   Apollo Group, Inc., Class A + ...................          388,647
     1,300   Best Buy Co., Inc.(a) ...........................           51,480
    19,465   Burger King Holdings, Inc. ......................          521,467
     3,100   Central European Media Enterprises, Ltd.,
             Class A + (a) ...................................          280,643
    80,000   Coach, Inc. + (a) ...............................        2,310,400
     9,600   Dick's Sporting Goods, Inc. + (a) ...............          170,304
    61,950   DIRECTV Group, Inc. (The) + .....................        1,605,124
    24,700   DreamWorks Animation SKG, Inc., Class A + (a) ...          736,307
    11,000   Eastman Kodak Co. ...............................          158,730
     4,679   Expedia, Inc. + (a) .............................           86,000
     1,200   Family Dollar Stores, Inc. ......................           23,928
    11,132   GameStop Corp., Class A + .......................          449,733
     7,900   Garmin, Ltd.(a) .................................          338,436
        --   General Motors Corp.(a) .........................               --
        29   Getty Images, Inc. + ............................              984
     7,600   Guess ?, Inc. ...................................          284,620
     1,898   Harman International Industries, Inc. ...........           78,558
    13,007   IAC/InterActiveCorp + ...........................          250,775
     6,700   ITT Educational Services, Inc. + ................          553,621
     9,330   Johnson Controls, Inc. ..........................          267,584
        --   KB Home(a) ......................................               --
     6,115   Kohl's Corp. + ..................................          244,845
    35,350   Las Vegas Sands Corp. + (a) .....................        1,677,005
        --   Lennar Corp., Class A(a) ........................               --
    11,590   Lowe's Cos., Inc. ...............................          240,493
    16,970   McDonald's Corp. ................................          954,053
    10,800   Newell Rubbermaid, Inc. .........................          181,332
    48,870   Nike, Inc., Class B .............................        2,913,141
       400   Panera Bread Co., Class A + (a) .................           18,504
    15,979   priceline.com, Inc. + (a) .......................        1,844,935
    23,700   Ross Stores, Inc. ...............................          841,824
     3,634   Scientific Games Corp., Class A + (a) ...........          107,639
        --   Snap-On, Inc.(a) ................................               --
     4,672   Starwood Hotels & Resorts Worldwide, Inc.(a) ....          187,207
     2,200   Strayer Education, Inc. .........................          459,954
     5,560   Target Corp. ....................................          258,484
     5,126   Tiffany & Co. ...................................          208,885
    30,800   TJX Cos., Inc.(a) ...............................          969,275
     7,753   Urban Outfitters, Inc. + (a) ....................          241,816
     5,269   WABCO Holdings, Inc. ............................          244,798
     8,860   Walt Disney Co. (The) ...........................          276,432
    24,825   Yum! Brands, Inc. ...............................          871,109
                                                                 --------------
                                                                     21,790,111
                                                                 --------------
CONSUMER STAPLES -- 6.4%
    28,695   Altria Group, Inc. ..............................          589,969
    56,512   Avon Products, Inc.(a) ..........................        2,035,562
     1,196   Bunge, Ltd.(a) ..................................          128,797
    23,614   Coca-Cola Co. (The) .............................        1,227,456
        --   Coca-Cola Enterprises, Inc. .....................               --
    29,975   Costco Wholesale Corp.(a) .......................        2,102,447
   206,676   CVS .............................................        8,178,169
    16,495   Fomento Economico Mexicano SAB de CV ADR ........          750,687
     4,500   General Mills, Inc. .............................          273,465
     3,245   Hansen Natural Corp. + (a) ......................           93,521
    11,050   HJ Heinz Co. ....................................          528,742
     1,200   Hormel Foods Corp. ..............................           41,532
        31   Kellogg Co. .....................................            1,489
     4,746   Molson Coors Brewing Co., Class B ...............          257,850
    47,950   PepsiCo, Inc. ...................................        3,049,141

  Shares                                                              Value
----------                                                       --------------
CONSUMER STAPLES -- 6.4% (CONTINUED)
    28,695   Philip Morris International, Inc. ...............   $    1,417,246
    37,240   Procter & Gamble Co. ............................        2,264,564
     3,450   Walgreen Co. ....................................          112,160
    25,155   Wal-Mart Stores, Inc. ...........................        1,413,711
                                                                 --------------
                                                                     24,466,508
                                                                 --------------
ENERGY -- 13.1%
    16,845   Apache Corp. ....................................        2,341,455
    23,400   BJ Services Co. .................................          747,396
    22,250   Cameron International Corp. + ...................        1,231,538
     3,300   Chesapeake Energy Corp.(a) ......................          217,668
     4,400   Cimarex Energy Co. ..............................          306,548
     2,100   Continental Resources, Inc. + ...................          145,572
     9,000   Denbury Resources, Inc. + .......................          328,500
     1,300   Devon Energy Corp. ..............................          156,208
     1,400   Encore Acquisition Co. + ........................          105,266
    12,600   ENSCO International, Inc. .......................        1,017,324
    13,844   EOG Resources, Inc. .............................        1,816,333
    47,850   Exxon Mobil Corp. ...............................        4,217,020
    46,500   FMC Technologies, Inc. + ........................        3,577,245
     5,600   Forest Oil Corp. + ..............................          417,200
       532   Foundation Coal Holdings, Inc.(a) ...............           47,125
    60,953   Halliburton Co. .................................        3,234,776
     2,900   Helmerich & Payne, Inc. .........................          208,858
     2,200   Hess Corp. ......................................          277,618
    60,885   National Oilwell Varco, Inc. + ..................        5,401,717
    11,200   Newfield Exploration Co. + ......................          730,800
     2,700   Noble Corp.(a) ..................................          175,392
     3,800   Noble Energy, Inc. ..............................          382,128
     6,900   Occidental Petroleum Corp. ......................          620,034
    14,200   Patterson-UTI Energy, Inc. ......................          511,768
    16,905   Peabody Energy Corp.(a) .........................        1,488,485
       400   PetroHawk Energy Corp. + ........................           18,524
    17,620   Petroleo Brasileiro SA ADR(a) ...................        1,248,025
     1,226   Pioneer Natural Resources Co. ...................           95,971
     3,000   Plains Exploration & Production Co. + ...........          218,910
       300   Pride International, Inc. + .....................           14,187
     7,500   Quicksilver Resources, Inc. + ...................          289,800
     2,850   Range Resources Corp. ...........................          186,789
    48,235   Schlumberger, Ltd. ..............................        5,181,886
    26,772   Southwestern Energy Co. + .......................        1,274,615
     4,000   Superior Energy Services, Inc. + ................          220,560
     2,000   Tetra Technologies, Inc. + ......................           47,420
     3,400   Tidewater, Inc. .................................          221,102
    29,736   Transocean, Inc. ................................        4,531,469
     7,400   Unit Corp. + ....................................          613,978
    18,300   Valero Energy Corp. .............................          753,594
     4,600   W&T Offshore, Inc. ..............................          269,146
     1,600   Whiting Petroleum Corp. + .......................          169,728
    29,010   Williams, Inc. ..................................        1,169,393
    56,989   XTO Energy, Inc. ................................        3,904,316
                                                                 --------------
                                                                     50,133,387
                                                                 --------------
FINANCIALS -- 5.8%
    38,250   Aflac, Inc. .....................................        2,402,100
    61,143   American Express Co.(a) .........................        2,303,257
    12,100   Bank of Hawaii Corp. ............................          578,380

        --   BB&T Corp.(a) ...................................               --
     2,310   BlackRock, Inc.(a) ..............................          408,870
        --   Capital One Financial Corp.(a) ..................               --
   104,015   Charles Schwab Corp. (The) ......................        2,136,468
    27,200   Citigroup, Inc. .................................          455,872
     2,600   City National Corp. .............................          109,382
     9,122   CME Group, Inc. .................................        3,495,460
     5,017   Cullen/Frost Bankers, Inc. ......................          250,097
        --   Fifth Third Bancorp(a) ..........................               --
    19,321   Goldman Sachs Group, Inc. (The) .................        3,379,243
     9,500   Health Care REIT, Inc.++ ........................          422,750
    51,700   Hudson City Bancorp, Inc. .......................          862,356

Large Company Growth Portfolio

  Shares                                                              Value
----------                                                       --------------
FINANCIALS -- 5.8% (CONTINUED)
     4,132   IntercontinentalExchange, Inc. + ................   $      471,048
    11,750   Invesco, Ltd. ...................................          281,765
     4,200   Jefferies Group, Inc.(a) ........................           70,644
    18,440   JPMorgan Chase & Co. ............................          632,676
     6,900   Kimco Realty Corp.++ ............................          238,188
        --   Lehman Brothers Holdings, Inc.(a) ...............               --
        --   Merrill Lynch & Co., Inc.(a) ....................               --
        --   Morgan Stanley(a) ...............................               --
     2,700   MSCI, Inc., Class A + ...........................           97,983
        --   National City Corp.(a) ..........................               --
     3,461   NYSE Euronext ...................................          175,334
     7,654   Rayonier, Inc.++ ................................          324,989
     8,109   State Street Corp. ..............................          518,895
    16,775   T Rowe Price Group, Inc. ........................          947,284
    85,125   TD Ameritrade Holding Corp. + ...................        1,539,911
        --   Wachovia Corp.(a) ...............................               --
        --   Washington Mutual, Inc.(a) ......................               --
        --   Wells Fargo & Co.(a) ............................               --
     8,800   Wilmington Trust Corp. ..........................          232,672
                                                                 --------------
                                                                     22,335,624
                                                                 --------------
HEALTH CARE -- 15.7%
    34,460   Abbott Laboratories .............................        1,825,346
    13,281   Aetna, Inc. .....................................          538,279
     6,630   Alcon, Inc. .....................................        1,079,298
    61,700   Allergan, Inc.(a) ...............................        3,211,485
    18,800   Amgen, Inc. + ...................................          886,608
    60,980   Baxter International, Inc. ......................        3,899,061
     2,520   Becton Dickinson & Co. ..........................          204,876
     1,100   Biogen Idec, Inc. + .............................           61,479
    11,585   BioMarin Pharmaceutical, Inc. + .................          335,733
    42,100   Bristol-Myers Squibb Co. ........................          864,313
    79,200   Celgene Corp. + .................................        5,058,504
    10,000   Charles River Laboratories International,
             Inc. + (a) ......................................          639,200
     5,985   Cigna Corp. .....................................          211,809
     1,870   Cooper Cos., Inc. (The) .........................           69,471
     9,067   Covance, Inc. + .................................          779,943
    21,900   Eli Lilly & Co. .................................        1,010,904
     2,000   Endo Pharmaceuticals Holdings, Inc. + ...........           48,380
    28,921   Express Scripts, Inc. + .........................        1,813,925
    28,005   Forest Laboratories, Inc. + .....................          972,894
     9,238   Genentech, Inc. + ...............................          701,164
     6,500   Gen-Probe, Inc. + ...............................          308,620
    28,795   Genzyme Corp. + .................................        2,073,816
   209,730   Gilead Sciences, Inc. + .........................       11,105,203
    10,420   Hill-Rom Holdings, Inc. .........................          281,132
     2,474   HLTH Corp. + ....................................           28,006
     4,100   Idexx Laboratories, Inc. + (a) ..................          199,834
     3,030   Intuitive Surgical, Inc. + ......................          816,282
    46,757   Johnson & Johnson ...............................        3,008,345
     2,946   Laboratory Corp. of America Holdings + ..........          205,130
        --   McKesson Corp.(a) ...............................               --
     7,682   Medco Health Solutions, Inc. + ..................          362,590
    37,281   Medtronic, Inc. .................................        1,929,292
    20,470   Merck & Co., Inc. ...............................          771,514
     2,900   Millipore Corp. + (a) ...........................          196,794
    13,960   Novo Nordisk ADR ................................          921,360
     4,800   Patterson Cos., Inc. + ..........................          141,072
     5,035   Pediatrix Medical Group, Inc. + .................          247,873
    30,827   Pfizer, Inc. ....................................          538,548
     9,288   Resmed, Inc. + (a) ..............................          331,953
    61,950   Schering-Plough Corp. ...........................        1,219,796
     2,800   St. Jude Medical, Inc. + ........................          114,464
    74,915   Stryker Corp. ...................................        4,710,654
    10,900   Techne Corp. + ..................................          843,551
    13,125   Teva Pharmaceutical Industries, Ltd. ADR ........          601,125
    69,195   Thermo Fisher Scientific, Inc. + ................        3,856,238

  Shares                                                              Value
----------                                                       --------------
HEALTH CARE -- 15.7% (CONTINUED)
     1,300   Varian Medical Systems, Inc. + ..................   $       67,405
        28   VCA Antech, Inc. + ..............................              778
     6,266   Waters Corp. + ..................................          404,157
        --   WellPoint, Inc. + ...............................               --
       974   Wyeth ...........................................           46,713
     5,410   Zimmer Holdings, Inc. + .........................          368,151
                                                                 --------------
                                                                     59,913,068
                                                                 --------------
INDUSTRIALS -- 14.6%
    23,050   3M Co. ..........................................        1,604,049
   158,900   ABB, Ltd. ADR + .................................        4,500,048
     7,900   AGCO Corp. + (a) ................................          414,039
    11,500   Ametek, Inc. ....................................          543,030
     3,772   Avery Dennison Corp.(a) .........................          165,704
    11,424   Boeing Co. ......................................          750,785
     2,374   Brink's Co. (The) ...............................          155,307
    19,730   Bucyrus International, Inc. .....................        1,440,685
    36,700   Burlington Northern Santa Fe Corp. ..............        3,665,963
     3,200   Caterpillar, Inc.(a) ............................          236,224
    28,943   CH Robinson Worldwide, Inc. .....................        1,587,234
        69   ChoicePoint, Inc. + .............................            3,326
     4,800   Corrections Corp of America + ...................          131,856
    40,570   CSX Corp. .......................................        2,548,202
     5,470   Cummins, Inc. ...................................          358,394
    12,200   Danaher Corp. ...................................          943,060
     2,946   Deere & Co. .....................................          212,495
    11,800   DryShips, Inc.(a) ...............................          946,124
     6,335   Eaton Corp. .....................................          538,285
    63,750   Expeditors International of Washington, Inc. ....        2,741,250
    13,938   FedEx Corp. .....................................        1,098,175
     1,895   First Solar, Inc. + .............................          516,994
    19,284   Flowserve Corp. .................................        2,636,124
     4,690   Fluor Corp.(a) ..................................          872,715
       200   FTI Consulting, Inc. + ..........................           13,692
     4,663   GATX Corp. ......................................          206,711
    19,350   General Dynamics Corp. ..........................        1,629,270
    11,200   Goodrich Corp. ..................................          531,552
    21,100   Honeywell International, Inc. ...................        1,060,908
     4,905   Hubbell, Inc., Class B ..........................          195,562
     4,200   Illinois Tool Works, Inc. .......................          199,542
     6,000   ITT Corp. .......................................          379,980
    25,261   Jacobs Engineering Group, Inc. + ................        2,038,562
    11,300   JB Hunt Transport Services, Inc. ................          376,064

    29,857   Joy Global, Inc. ................................        2,264,056
     9,400   Kansas City Southern + ..........................          413,506
    15,605   KBR, Inc. .......................................          544,771
     6,400   L-3 Communications Holdings, Inc. ...............          581,568
     7,761   Manitowoc Co., Inc. (The) .......................          252,465
     8,885   Norfolk Southern Corp. ..........................          556,823
    31,700   Oshkosh Corp.(a) ................................          655,873
         1   Owens Corning, Inc. + (a) .......................               23
     6,734   PACCAR, Inc. ....................................          281,683
    20,200   Pitney Bowes, Inc. ..............................          688,820
    36,659   Precision Castparts Corp. .......................        3,532,828
    13,773   Ryder System, Inc. ..............................          948,684
     9,740   Shaw Group, Inc. (The) + ........................          601,835
    11,300   SPX Corp. .......................................        1,488,549
    20,600   Stericycle, Inc. + (a) ..........................        1,065,020
     7,000   Sunpower Corp., Class A + (a) ...................          503,860
     6,600   Terex Corp. + ...................................          339,042
       616   Textron, Inc. ...................................           29,525
    17,400   Union Pacific Corp. .............................        1,313,700
    16,500   United Parcel Service, Inc., Class B ............        1,014,255
    24,100   United Technologies Corp. .......................        1,486,970
     6,205   Walter Industries, Inc. .........................          674,918
    33,500   Waste Management, Inc. ..........................        1,263,285
                                                                 --------------
                                                                     55,743,970
                                                                 --------------

Large Company Growth Portfolio

  Shares                                                              Value
----------                                                       --------------
INFORMATION TECHNOLOGY -- 27.1%
    92,871   Adobe Systems, Inc. + ...........................   $    3,658,189
     1,000   Akamai Technologies, Inc. + (a) .................           34,790
        --   Alcatel-Lucent ADR + (a) ........................               --
    49,335   Altera Corp.(a) .................................        1,021,235
    28,434   Amphenol Corp., Class A .........................        1,276,117
     2,693   Ansys, Inc. + ...................................          126,894
    67,390   Apple, Inc. + ...................................       11,283,781
     5,158   Autodesk, Inc. + ................................          174,392
     7,600   BMC Software, Inc. + ............................          273,600
     9,000   Broadcom Corp., Class A + .......................          245,610
       345   Ciena Corp. + ...................................            7,994
   324,840   Cisco Systems, Inc. + ...........................        7,555,777
    11,853   Citrix Systems, Inc. + (a) ......................          348,597
   137,500   Cognizant Technology Solutions Corp.,
             Class A + .......................................        4,470,125
   112,893   Corning, Inc. ...................................        2,602,184
     2,730   Cree, Inc. + (a) ................................           62,271
     2,800   Cypress Semiconductor Corp. + ...................           69,300
    25,600   Dell, Inc. + ....................................          560,128
        58   Diebold, Inc. ...................................            2,064
    43,779   eBay, Inc. + (a) ................................        1,196,480
    13,112   Electronic Arts, Inc. + .........................          582,566
    93,765   EMC Corp. + .....................................        1,377,408
    19,400   Flir Systems, Inc. + ............................          787,058
    14,077   Google, Inc., Class A + .........................        7,410,414
     3,094   Hewitt Associates, Inc., Class A + ..............          118,593
    83,582   Hewlett-Packard Co. .............................        3,695,160
    39,896   Integrated Device Technology, Inc. + ............          396,566
   233,595   Intel Corp. .....................................        5,017,621
    63,238   International Business Machines Corp. ...........        7,495,599
        86   International Rectifier Corp. + .................            1,651
    20,551   Intuit, Inc. + ..................................          566,591
     6,858   JDS Uniphase Corp. + (a) ........................           77,907
   100,090   Juniper Networks, Inc. + (a) ....................        2,219,996
    13,600   Linear Technology Corp.(a) ......................          442,952
    15,936   Mastercard, Inc., Class A .......................        4,231,327
     9,274   McAfee, Inc. + ..................................          315,594
    13,687   MEMC Electronic Materials, Inc. + ...............          842,298
     5,875   Mettler Toledo International, Inc. + ............          557,303
    17,119   Microchip Technology, Inc.(a) ...................          522,814
   247,614   Microsoft Corp. .................................        6,811,862
        --   Motorola, Inc.(a) ...............................               --
     1,400   NAVTEQ Corp. + ..................................          107,800
    28,505   Nuance Communications, Inc. + (a) ...............          446,673
    80,665   Nvidia Corp. + ..................................        1,510,049
   167,070   Oracle Corp. + ..................................        3,508,470
   143,934   QUALCOMM, Inc. ..................................        6,386,352
    43,530   Research In Motion, Ltd. + ......................        5,088,657
    13,735   Salesforce.com, Inc. + ..........................          937,139
     1,189   Silicon Laboratories, Inc. + ....................           42,911
     1,100   Sohu.com, Inc. + ................................           77,484
    33,141   Synopsys, Inc. + ................................          792,401
     4,211   Teradata Corp. + (a) ............................           97,443
        92   Teradyne, Inc. + ................................            1,018
    19,418   Texas Instruments, Inc. .........................          546,811
    19,400   Trimble Navigation, Ltd. + ......................          692,580
    19,188   Varian Semiconductor Equipment Associates,
             Inc. + (a) ......................................          668,126
    22,252   VeriSign, Inc. + ................................          841,126
    10,900   VMware, Inc., Class A + (a) .....................          587,074
     1,800   WebMD Health Corp., Class A + (a) ...............           50,220
    44,050   Western Digital Corp. + (a) .....................        1,521,047
    21,750   Western Union Co. (The) .........................          537,660
    22,300   Xilinx, Inc.(a) .................................          563,075
    20,800   Yahoo!, Inc. + ..................................          429,728
     2,476   Zebra Technologies Corp., Class A + .............           80,817
                                                                 --------------
                                                                    103,955,469
                                                                 --------------

  Shares                                                              Value
----------                                                       --------------
MATERIALS -- 6.2%
     4,315   Agrium, Inc. ....................................   $      464,035
     9,760   Albemarle Corp. .................................          389,522
     6,930   ArcelorMittal(a) ................................          686,555
     9,100   Ashland, Inc. ...................................          438,620
     7,040   BHP Billiton, Ltd. ADR(a) .......................          599,738
    12,430   Celanese Corp., Ser A ...........................          567,554
     3,500   CF Industries Holdings, Inc. ....................          534,800
     7,875   Cia Vale do Rio Doce ADR ........................          282,083
     7,665   Commercial Metals Co. ...........................          288,971
        --   Eastman Chemical Co.(a) .........................               --
    13,762   EI Du Pont de Nemours & Co. .....................          590,252
    15,618   FMC Corp. .......................................        1,209,458
    10,144   Freeport-McMoRan Copper & Gold, Inc. ............        1,188,775
    33,630   Gerdau Ameristeel Corp.(a) ......................          649,059
     7,664   International Flavors & Fragrances, Inc. ........          299,356
    61,203   Monsanto Co. ....................................        7,738,507
     3,317   Mosaic Co. (The) + ..............................          479,970
     7,900   Newmont Mining Corp. ............................          412,064
     7,600   Nucor Corp.(a) ..................................          567,492
    12,900   Owens-Illinois, Inc. + ..........................          537,801
     5,100   Potash Corp of Saskatchewan .....................        1,165,707
    19,940   Praxair, Inc. ...................................        1,879,146
     1,400   Steel Dynamics, Inc. ............................           54,698
        --   Terra Industries, Inc.(a) .......................               --
    15,240   United States Steel Corp. .......................        2,816,046
                                                                 --------------
                                                                     23,840,209
                                                                 --------------
TELECOMMUNICATION SERVICES -- 1.3%
    60,000   America Movil SAB de CV ADR, Ser L ..............        3,165,000
    20,550   AT&T, Inc. ......................................          692,330
     4,070   Millicom International Cellular SA ..............          421,245
        --   Sprint Nextel Corp.(a) ..........................               --

Large Company Growth Portfolio

    26,700   Vimpel-Communications ADR(a) ....................          792,456
                                                                 --------------
                                                                      5,071,031
                                                                 --------------
UTILITIES -- 1.9%
        --   Ameren Corp.(a) .................................               --
    14,900   American Electric Power Co., Inc. ...............          599,427
    24,023   Energen Corp. ...................................        1,874,515
    39,172   Exelon Corp. ....................................        3,523,913
     3,850   FirstEnergy Corp. ...............................          316,971
     6,049   FPL Group, Inc. .................................          396,693
     7,000   Questar Corp. ...................................          497,280
                                                                 --------------
                                                                      7,208,799
                                                                 --------------
Total Common Stock (Cost $332,695,368)                              374,458,176
                                                                 --------------

INVESTMENT COMPANY -- 0.3%

FINANCIALS -- 0.3%
    22,000   iShares Russell 1000 + ..........................        1,215,280
                                                                 --------------

Total Investment Company (Cost $1,220,560)                            1,215,280
                                                                 --------------

MONEY MARKET FUND -- 9.0%
34,447,448   PNC Institutional Money Market Trust (b)(c) .....       34,447,448
                                                                 --------------

Total Money Market Fund
(Cost $34,447,448)                                                   34,447,448
                                                                 --------------

Total Investments -- 107.1%
(Cost $368,363,376)                                                 410,120,904
Other Assets & Liabilities, Net -- (7.1)%                           (27,535,861)
                                                                 --------------
NET ASSETS -- 100.0%                                             $  382,585,043
                                                                 ==============

ADR -- American Depositary Receipt

+     Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents the seven day annualized yield.

(c) Investment purchased with proceeds from collateral received from securities on loan.

      Amounts designated as "--" are either $0 or have been rounded to $0.

Small Company Growth Portfolio

  Shares                                                              Value
----------                                                       --------------
COMMON STOCK -- 97.8%

CONSUMER DISCRETIONARY -- 8.1%
       300   Aaron Rents, Inc.(a) ............................   $        6,699
       925   Aeropostale, Inc. + .............................           28,980
     9,494   American Apparel, Inc. + (a) ....................           63,135
     1,125   Bally Technologies, Inc. + ......................           38,025
       300   Blue Nile, Inc. + ...............................           12,756
     2,080   Capella Education Co. + (a) .....................          124,072
       725   Chipotle Mexican Grill, Inc., Class B + .........           54,635
       270   Coinstar, Inc. + ................................            8,832
       300   Corinthian Colleges, Inc. + .....................            3,483
       650   CROCS, Inc. + (a) ...............................            5,207
       905   DeVry, Inc. .....................................           48,526
       200   Matthews International Corp., Class A ...........            9,052
     1,662   NetFlix, Inc. + .................................           43,328
       288   Overstock.com, Inc. + ...........................            7,474
       686   Peet's Coffee & Tea, Inc. + (a) .................           13,597
       525   Pre-Paid Legal Services, Inc. + (a) .............           21,326
     1,325   priceline.com, Inc. + ...........................          152,984
       525   Red Robin Gourmet Burgers, Inc. + ...............           14,564
       200   Scientific Games Corp., Class A + ...............            5,924
        40   Shuffle Master, Inc. + ..........................              198
     1,000   Smith & Wesson Holding Corp. + ..................            5,210
       300   Sonic Corp. + ...................................            4,440
     3,425   Sotheby's(a) ....................................           90,317
       100   Spartan Motors, Inc. ............................              747
     1,237   Stamps.com, Inc. + ..............................           15,438
     1,411   Strayer Education, Inc. .........................          294,997
       800   Syntax-Brillian Corp. + (a) .....................              416
       100   Texas Roadhouse, Inc., Class A + (a) ............              897
       325   Under Armour, Inc., Class A + ...................            8,333
       300   Universal Electronics, Inc. + ...................            6,270
     4,792   Warnaco Group, Inc. (The) + .....................          211,183
                                                                 --------------
                                                                      1,301,045
                                                                 --------------
CONSUMER STAPLES -- 0.8%
     1,100   American Oriental Bioengineering, Inc. + ........           10,857
        50   Andersons, Inc. (The) ...........................            2,036
       500   Cal-Maine Foods, Inc. ...........................           16,495
       425   Central European Distribution Corp. + (a) .......           31,514
       425   Corn Products International, Inc. ...............           20,871
       125   Green Mountain Coffee Roasters, Inc. + ..........            4,696
       925   United Natural Foods, Inc. + ....................           18,019
       600   Universal Corp. .................................           27,132
                                                                 --------------
                                                                        131,620
                                                                 --------------
ENERGY -- 16.3%
     1,608   Allis-Chalmers Energy, Inc. + ...................           28,622
       644   Alon USA Energy, Inc. ...........................            7,702
       300   Approach Resources, Inc. + ......................            8,037
     2,250   Arena Resources, Inc. + .........................          118,845
     2,800   ATP Oil & Gas Corp. + ...........................          110,516
     1,570   Atwood Oceanics, Inc. + .........................          195,214
       900   Bois d'Arc Energy, Inc. + .......................           21,879
    10,320   Brigham Exploration Co. + .......................          163,366
       100   Cano Petroleum, Inc. + ..........................              794
     1,450   Carrizo Oil & Gas, Inc. + .......................           98,731
       800   Comstock Resources, Inc. + ......................           67,544
       100   Contango Oil & Gas Co. + ........................            9,292
     1,010   Dawson Geophysical Co. + ........................           60,055
       300   Delta Petroleum Corp. + .........................            7,656
     2,900   Dril-Quip, Inc. + ...............................          182,700
     2,100   Edge Petroleum Corp. + ..........................           11,319
     9,900   Endeavour International Corp. + .................           21,483
        50   ENGlobal Corp. + ................................              712
     7,900   Evergreen Energy, Inc. + (a) ....................           13,746
     6,466   EXCO Resources, Inc. + (a) ......................          238,659
     1,738   Exterran Holdings, Inc. + .......................          124,250

  Shares                                                              Value
----------                                                       --------------
ENERGY -- 16.3% (CONTINUED)
     2,100   FX Energy, Inc. + ...............................   $       11,067
     1,525   GMX Resources, Inc. + ...........................          113,003
       500   Goodrich Petroleum Corp. + ......................           41,460
     1,900   Gulfport Energy Corp. + .........................           31,293
       200   Hercules Offshore, Inc. + .......................            7,604
       700   International Coal Group, Inc. + ................            9,135
       425   Lufkin Industries, Inc. .........................           35,394
     3,100   McMoRan Exploration Co. + .......................           85,312
     2,100   Meridian Resource Corp. + .......................            6,195
       797   NATCO Group, Inc., Class A + ....................           43,460
       200   Natural Gas Services Group, Inc. + ..............            6,096
     7,003   Nova Biosource Fuels, Inc. + ....................            4,692
     1,700   Parallel Petroleum Corp. + ......................           34,221
       100   Parker Drilling Co. + ...........................            1,001
     3,527   PetroHawk Energy Corp. + ........................          163,335
       400   Petroleum Development Corp. + ...................           26,596
     7,510   Petroquest Energy, Inc. + .......................          202,019
       400   Quest Resource Corp. + ..........................            4,564
     3,390   Rosetta Resources, Inc. + .......................           96,615
       700   Superior Well Services, Inc. + ..................           22,197
       500   Swift Energy Co. + ..............................           33,030
       500   Toreador Resources Corp. + ......................            4,265
       200   TXCO Resources, Inc. + ..........................            2,352
     5,600   Vaalco Energy, Inc. + ...........................           47,432
       100   Venoco, Inc. + ..................................            2,321
     1,283   VeraSun Energy Corp. + (a) ......................            5,299
     1,426   Warren Resources, Inc. + ........................           20,934
        73   Western Refining, Inc. ..........................              864
       500   W-H Energy Services, Inc. + .....................           47,870
       100   Whiting Petroleum Corp. + .......................           10,608
                                                                 --------------
                                                                      2,611,356
                                                                 --------------
FINANCIALS -- 3.2%
       100   Advance America Cash Advance Centers, Inc. ......              508
       250   Alexandria Real Estate Equities, Inc. ...........           24,335
       900   Anworth Mortgage Asset Corp. ....................            5,859
     3,500   Ares Capital Corp. ..............................           35,280
     2,300   Financial Federal Corp. .........................           50,508
     2,100   First Niagara Financial Group, Inc. .............           27,006
       500   Hancock Holding Co. .............................           19,645
       325   Investment Technology Group, Inc. + .............           10,875
     9,400   MFA Mortgage Investments, Inc. ..................           61,288
     3,900   Nationwide Health Properties, Inc. ..............          122,810
       100   NorthStar Realty Finance Corp. ..................              832
       400   optionsXpress Holdings, Inc. ....................            8,936
       300   Penson Worldwide, Inc. + ........................            3,585
       300   Pico Holdings, Inc. + ...........................           13,035
       700   Prospect Capital Corp. ..........................            9,226
       400   Provident Financial Services, Inc. ..............            5,604
       600   Senior Housing Properties Trust .................           11,718
     1,100   Sterling Bancshares, Inc. .......................            9,999
     3,200   SWS Group, Inc. .................................           53,152
       325   Tejon Ranch Co. + ...............................           11,720
     2,000   Trustco Bank Corp. ..............................           14,840

       400   Westamerica Bancorporation ......................           21,036
                                                                 --------------
                                                                        521,797
                                                                 --------------

HEALTH CARE -- 21.8%
       600   Abaxis, Inc. + ..................................           14,478
       100   Acadia Pharmaceuticals, Inc. + (a) ..............              369
       100   Affymetrix, Inc. + ..............................            1,029
       325   Air Methods Corp. + .............................            8,125
       300   Albany Molecular Research, Inc. + ...............            3,981
       325   Alexion Pharmaceuticals, Inc. + .................           23,563
     2,900   Alexza Pharmaceuticals, Inc. + ..................           11,426
       325   Align Technology, Inc. + ........................            3,409
       100   Alkermes, Inc. + ................................            1,236
     1,117   Allscripts Healthcare Solutions, Inc. + .........           13,862

Small Company Growth Portfolio

  Shares                                                              Value
----------                                                       --------------
HEALTH CARE -- 21.8% (CONTINUED)
     3,400   Altus Pharmaceuticals, Inc. + ...................   $       15,130
       200   AMAG Pharmaceuticals, Inc. + ....................            6,820
       300   Amsurg Corp., Class A + .........................            7,305
       500   Angiodynamics, Inc. + ...........................            6,810
     2,100   Arena Pharmaceuticals, Inc. + ...................           10,899
     1,000   Arqule, Inc. + ..................................            3,250
     1,700   Array Biopharma, Inc. + .........................            7,990
       300   Arthrocare Corp. + ..............................           12,243
       755   Bruker Corp. + ..................................            9,702
        35   Cambrex Corp. + .................................              205
     1,900   Cell Genesys, Inc. + ............................            4,940
       200   Centene Corp. + .................................            3,358
     1,025   Cepheid, Inc. + .................................           28,823
     1,050   Chemed Corp. ....................................           38,441
       100   Conceptus, Inc. + ...............................            1,849
       625   Corvel Corp. + ..................................           21,169
       800   Cubist Pharmaceuticals, Inc. + ..................           14,288
     4,051   Cyberonics, Inc. + ..............................           87,907
     1,100   Cypress Bioscience, Inc. + ......................            7,909
     3,900   CytRx Corp. + ...................................            2,535
       925   Dionex Corp. + ..................................           61,392
     5,100   Discovery Laboratories, Inc. + ..................            8,415
     1,417   Eclipsys Corp. + ................................           26,016
       100   Enzo Biochem, Inc. + ............................            1,122
     1,076   eResearchTechnology, Inc. + .....................           18,765
     1,880   Gen-Probe, Inc. + ...............................           89,262
     2,500   GenVec, Inc. + ..................................            3,600
     1,000   Geron Corp. + ...................................            3,450
     1,350   Greatbatch, Inc. + ..............................           23,355
       100   GTx, Inc. + .....................................            1,435
       425   Haemonetics Corp. + .............................           23,571
     7,320   HMS Holdings Corp. + ............................          157,160
     3,470   Hologic, Inc. + (a) .............................           75,646
     4,656   Hythiam, Inc. + .................................           11,268
     2,860   Icon PLC ADR + ..................................          215,988
     1,200   Illumina, Inc. + ................................          104,532
     5,070   Immucor, Inc. + .................................          131,212
     2,700   Immunomedics, Inc. + ............................            5,751
       700   Insulet Corp. + .................................           11,011
       725   Integra LifeSciences Holdings Corp. + ...........           32,248
        42   InterMune, Inc. + ...............................              551
     7,665   inVentiv Health, Inc. + .........................          213,009
       593   Inverness Medical Innovations, Inc. + ...........           19,670
        54   Isis Pharmaceuticals, Inc. + ....................              736
     6,500   Javelin Pharmaceuticals, Inc. + .................           15,080
       100   Kendle International, Inc. + ....................            3,633
       200   Landauer, Inc. ..................................           11,248
     1,000   LHC Group, Inc. + ...............................           23,250
     4,000   MannKind Corp. + ................................           12,000
     1,200   Martek Biosciences Corp. + ......................           40,452
     5,920   Masimo Corp. + ..................................          203,353
       700   Medarex, Inc. + .................................            4,627
     2,200   Medicis Pharmaceutical Corp., Class A ...........           45,716
     2,100   Mentor Corp. ....................................           58,422
     6,560   Meridian Bioscience, Inc. .......................          176,595
       340   Molina Healthcare, Inc. + .......................            8,276
     2,300   Momenta Pharmaceuticals, Inc. + .................           28,290
     8,460   Natus Medical, Inc. + ...........................          177,152
       647   Neurocrine Biosciences, Inc. + ..................            2,711
     3,600   Noven Pharmaceuticals, Inc. + ...................           38,484
     1,000   Obagi Medical Products, Inc. + ..................            8,550
       100   Odyssey HealthCare, Inc. + ......................              974
     1,051   Omnicell, Inc. + ................................           13,852
       500   Omrix Biopharmaceuticals, Inc. + ................            7,870
       600   Onyx Pharmaceuticals, Inc. + ....................           21,360
       100   Orthofix International NV + .....................            2,895
     2,642   OSI Pharmaceuticals, Inc. + .....................          109,167
     1,675   Pain Therapeutics, Inc. + .......................           13,233

  Shares                                                              Value
----------                                                       --------------
HEALTH CARE -- 21.8% (CONTINUED)
       875   Par Pharmaceutical Cos., Inc. + .................   $       14,201
       800   PDL BioPharma, Inc. .............................            8,496
     1,110   Pediatrix Medical Group, Inc. + .................           54,645
     9,100   Penwest Pharmaceuticals Co. + ...................           24,570
     2,026   Perrigo Co. .....................................           64,366
       200   PharmaNet Development Group, Inc. + .............            3,154
     7,660   Phase Forward, Inc. + ...........................          137,650
       100   Progenics Pharmaceuticals, Inc. + ...............            1,587
     6,253   Providence Service Corp. (The) + ................          132,001
     2,180   Psychiatric Solutions, Inc. + ...................           82,491
     2,200   Questcor Pharmaceuticals, Inc. + ................           10,208
       600   Quidel Corp. + ..................................            9,912
     1,400   Regeneron Pharmaceuticals, Inc. + ...............           20,216
        96   Rigel Pharmaceuticals, Inc. + ...................            2,175
     1,800   Savient Pharmaceuticals, Inc. + .................           45,540
     1,000   Senomyx, Inc. + .................................            4,930
     1,100   Sirona Dental Systems, Inc. + (a) ...............           28,512
       400   SonoSite, Inc. + ................................           11,204
       100   Spectranetics Corp. + ...........................              986
       300   Symmetry Medical, Inc. + ........................            4,866
       270   Trizetto Group + ................................            5,773
       725   United Therapeutics Corp. + .....................           70,869
       100   Valeant Pharmaceuticals International + (a) .....            1,711
     1,400   Vanda Pharmaceuticals, Inc. + ...................            4,606
     1,025   Varian, Inc. + ..................................           52,337
       100   Viropharma, Inc. + ..............................            1,106
       100   West Pharmaceutical Services, Inc. ..............            4,328
       500   Wright Medical Group, Inc. + ....................           14,205
       800   Zoll Medical Corp. + ............................           26,936
       800   Zymogenetics, Inc. + ............................            6,736
                                                                 --------------
                                                                      3,489,723
                                                                 --------------
INDUSTRIALS -- 18.6%
       705   AAR Corp. + .....................................            9,539
     1,050   Actuant Corp., Class A ..........................           32,918
     1,125   Administaff, Inc. ...............................           31,376
       525   Advisory Board Co. (The) + ......................           20,648
       850   AGCO Corp. + ....................................           44,549
       100   American Commercial Lines, Inc. + ...............            1,093
       500   American Ecology Corp. ..........................           14,765
       525   Astec Industries, Inc. + ........................           16,874
       300   Badger Meter, Inc. ..............................           15,159

     1,225   Brady Corp., Class A ............................           42,299
     4,039   Briggs & Stratton Corp. .........................           51,215
       200   Ceradyne, Inc. + ................................            6,860
     4,980   Chart Industries, Inc. + ........................          242,226
     1,125   Clean Harbors, Inc. + ...........................           79,943
       100   Comfort Systems USA, Inc. .......................            1,344
     7,540   Cornell, Inc. + .................................          181,788
     3,460   Corrections Corp of America + ...................           95,046
       625   CRA International, Inc. + .......................           22,594
     3,840   Eagle Bulk Shipping, Inc.(a) ....................          113,549
       925   Energy Conversion Devices, Inc. + ...............           68,117
       404   EnerNOC, Inc. + .................................            7,252
     1,600   Ennis, Inc. .....................................           25,040
       432   Equifax, Inc. ...................................           14,524
     2,058   ESCO Technologies, Inc. + .......................           96,561
       847   Flow International Corp. + ......................            6,607
       500   Forward Air Corp. ...............................           17,300
       340   Franklin Electric Co., Inc. .....................           13,185
     1,125   FTI Consulting, Inc. + ..........................           77,018
     1,760   Genco Shipping & Trading, Ltd. ..................          114,752
     3,018   GenCorp, Inc. + .................................           21,609
       107   General Cable Corp. + ...........................            6,511
     4,298   Geo Group, Inc. (The) + .........................           96,705
     2,200   GrafTech International, Ltd. + ..................           59,026
       100   Graham Corp. ....................................            7,411

Small Company Growth Portfolio

  Shares                                                              Value
----------                                                       --------------
INDUSTRIALS -- 18.6% (CONTINUED)
       100   H&E Equipment Services, Inc. + ..................   $        1,202
       420   II-VI, Inc. + ...................................           14,666
       814   Kaman Corp. .....................................           18,527
       300   Knight Transportation, Inc. .....................            5,490
       100   Ladish Co., Inc. + ..............................            2,059
     1,700   Layne Christensen Co. + .........................           74,443
     4,600   LMI Aerospace, Inc. + ...........................           80,822
       100   Medis Technologies, Ltd. + ......................              337
     2,332   Middleby Corp. + ................................          102,397
       100   Navigant Consulting, Inc. + .....................            1,956
       100   Nordson Corp. ...................................            7,289
       300   Resources Connection, Inc. ......................            6,105
     6,411   Ritchie Bros. Auctioneers, Inc. .................          173,929
     2,391   Rollins, Inc. ...................................           35,435
     1,125   Sunpower Corp., Class A + .......................           80,978
       400   Team, Inc. + ....................................           13,728
        93   Tetra Tech, Inc. + ..............................            2,104
       701   Titan International, Inc. .......................           24,970
       100   TransDigm Group, Inc. + .........................            3,359
     1,170   Triumph Group, Inc. .............................           55,107
       980   TrueBlue, Inc. + ................................           12,946
       100   Ultrapetrol Bahamas, Ltd. + .....................            1,261
     1,461   United Stationers, Inc. + .......................           53,984
     9,069   Wabtec Corp. ....................................          440,934
       300   Walter Industries, Inc. .........................           32,631
     1,350   Watson Wyatt Worldwide, Inc., Class A ...........           71,402
                                                                 --------------
                                                                      2,973,464
                                                                 --------------
INFORMATION TECHNOLOGY -- 22.6%
       100   ACI Worldwide, Inc. + ...........................            1,759
     1,979   Advanced Analogic Technologies, Inc. + ..........            8,173
     5,780   ANADIGICS, Inc. + (a) ...........................           56,933
       325   Anixter International, Inc. + ...................           19,334
       300   Ansys, Inc. + ...................................           14,136
     5,169   Art Technology Group, Inc. + ....................           16,541
     1,025   ATMI, Inc. + ....................................           28,618
     8,048   AuthenTec, Inc. + ...............................           83,860
       525   Avid Technology, Inc. + .........................            8,920
       100   Avocent Corp. + .................................            1,860
     2,100   Bankrate, Inc. + (a) ............................           82,047
       150   Benchmark Electronics, Inc. + ...................            2,451
     4,530   Blackboard, Inc. + ..............................          173,181
       700   Blue Coat Systems, Inc. + .......................            9,877
       675   Brightpoint, Inc. + .............................            4,928
        90   Brooks Automation, Inc. + .......................              744
       545   Cabot Microelectronics Corp. + ..................           18,067
     1,125   CACI International, Inc., Class A + .............           51,491
     2,773   Cavium Networks, Inc. + (a) .....................           58,233
     1,425   Checkpoint Systems, Inc. + ......................           29,754
     1,200   Cirrus Logic, Inc. + ............................            6,672
        80   Cogent, Inc. + ..................................              910
       600   Cognex Corp. ....................................           13,830
       931   CSG Systems International, Inc. + ...............           10,260
       200   CTS Corp. .......................................            2,010
     4,332   Cybersource Corp. + .............................           72,474
     1,075   Cymer, Inc. + ...................................           28,896
       500   Cypress Semiconductor Corp. + ...................           12,375
     1,390   Digital River, Inc. + ...........................           53,626
     2,734   Diodes, Inc. + ..................................           75,568
     7,120   Double-Take Software, Inc. + ....................           97,829
     1,000   Earthlink, Inc. + ...............................            8,650
       925   Emulex Corp. + ..................................           10,776
       300   Equinix, Inc. + .................................           26,766
        88   Factset Research Systems, Inc. ..................            4,960
       525   FEI Co. + .......................................           11,960
     1,200   Finisar Corp. + .................................            1,428
     3,926   Flir Systems, Inc. + ............................          159,277
       100   GSI Commerce, Inc. + ............................            1,363

  Shares                                                              Value
----------                                                       --------------
INFORMATION TECHNOLOGY -- 22.6% (CONTINUED)
       300   Harmonic, Inc. + ................................   $        2,853
       300   Hittite Microwave Corp. + .......................           10,686
     6,120   Informatica Corp. + .............................           92,045
       472   InterDigital, Inc. + ............................           11,479
     2,050   Intermec, Inc. + ................................           43,214
     1,772   Internap Network Services Corp. + ...............            8,293
       200   IPG Photonics Corp. + ...........................            3,762
       100   Itron, Inc. + ...................................            9,835
       925   j2 Global Communications, Inc. + ................           21,275
       200   Knot, Inc. (The) + ..............................            1,956
       350   Littelfuse, Inc. + ..............................           11,043
     1,972   Macrovision Solutions Corp. + ...................           29,503
     1,125   Manhattan Associates, Inc. + ....................           26,696
     1,350   Mantech International Corp., Class A + ..........           64,962
       100   Marchex, Inc., Class B ..........................            1,232
       100   Mattson Technology, Inc. + ......................              476
     4,550   Micros Systems, Inc. + ..........................          138,730
    11,280   Microsemi Corp. + ...............................          284,031
     1,500   MicroStrategy, Inc., Class A + ..................           97,125
         3   Microtune, Inc. + ...............................               10
     1,575   MIPS Technologies, Inc. + .......................            5,906
     5,190   Monolithic Power Systems, Inc. + ................          112,208
    22,282   Move, Inc. + ....................................           51,917
       938   Multi-Fineline Electronix, Inc. + (a) ...........           25,954
       553   Netgear, Inc. + .................................            7,665
     4,670   Netlogic Microsystems, Inc. + (a) ...............          155,045
       100   Netscout Systems, Inc. + ........................            1,068
     6,700   Nice Systems, Ltd. ADR + ........................          198,119
       635   Nuance Communications, Inc. + (a) ...............            9,950
       488   Omniture, Inc. + ................................            9,062

        61   Omnivision Technologies, Inc. + .................              737
     1,097   OSI Systems, Inc. + .............................           23,498
       838   Perot Systems Corp., Class A + ..................           12,578
       100   Plexus Corp. + ..................................            2,768
       100   PLX Technology, Inc. + ..........................              763
        70   PMC - Sierra, Inc. + ............................              536
     1,700   Presstek, Inc. + ................................            8,432
       635   Progress Software Corp. + .......................           16,237
     3,471   Quality Systems, Inc.(a) ........................          101,631
     1,900   RealNetworks, Inc. + ............................           12,540
     1,380   RightNow Technologies, Inc. + ...................           18,865
       600   Rogers Corp. + ..................................           22,554
       525   SAVVIS, Inc. + ..................................            6,778
        92   Silicon Image, Inc. + ...........................              667
       100   SiRF Technology Holdings, Inc. + ................              432
     5,613   Skyworks Solutions, Inc. + ......................           55,400
       130   Sohu.com, Inc. + ................................            9,157
       201   Sonus Networks, Inc. + ..........................              687
       600   SPSS, Inc. + ....................................           21,822
       400   Standard Microsystems Corp. + ...................           10,860
       900   Sybase, Inc. + ..................................           26,478
       200   Symyx Technologies + ............................            1,396
     1,181   Synaptics, Inc. + ...............................           44,559
       400   SYNNEX Corp. + ..................................           10,036
       400   Syntel, Inc.(a) .................................           13,488
        66   Tekelec + .......................................              971
     2,875   TeleTech Holdings, Inc. + .......................           57,385
       225   Terremark Worldwide, Inc. + .....................            1,229
     1,125   Tessera Technologies, Inc. + ....................           18,416
       300   Trident Microsystems, Inc. + ....................            1,095
       100   TTM Technologies, Inc. + ........................            1,321
       100   Ultratech, Inc. + ...............................            1,552
       100   Utstarcom, Inc. + ...............................              547
       335   Vasco Data Security International, Inc. + .......            3,528
     1,165   Veeco Instruments, Inc. + .......................           18,733
       100   Vignette Corp. + ................................            1,200
     1,005   VistaPrint, Ltd. + ..............................           26,894
     6,560   Vocus, Inc. + ...................................          211,035

Small Company Growth Portfolio

  Shares                                                              Value
----------                                                       --------------
INFORMATION TECHNOLOGY -- 22.6% (CONTINUED)
     1,397   Volterra Semiconductor Corp. + ..................   $       24,112
       856   Websense, Inc. + ................................           14,415
     8,610   Yucheng Technologies, Ltd. + (a) ................           96,346
       496   Zoran Corp. + ...................................            5,803
                                                                 --------------
                                                                      3,614,118
                                                                 --------------
MATERIALS -- 3.6%
       100   American Vanguard Corp. .........................            1,230
       525   Arch Chemicals, Inc. ............................           17,404
       820   CF Industries Holdings, Inc. ....................          125,296
     2,712   Coeur d'Alene Mines Corp. + .....................            7,865
     2,275   Compass Minerals International, Inc. ............          183,273
       653   Flotek Industries, Inc. + .......................           13,465
     1,330   Haynes International, Inc. + ....................           76,542
       925   HB Fuller Co. ...................................           20,757
        66   Hecla Mining Co. + ..............................              611
     2,665   RTI International Metals, Inc. + ................           94,927
       500   Texas Industries, Inc. ..........................           28,065
                                                                 --------------
                                                                        569,435
                                                                 --------------
TELECOMMUNICATION SERVICES -- 1.7%
       206   Alaska Communications Systems Group, Inc. .......            2,460
       725   Cbeyond, Inc. + .................................           11,615
     3,101   Cincinnati Bell, Inc. + .........................           12,342
    10,363   Syniverse Holdings, Inc. + ......................          167,880
     4,486   tw telecom, Inc. + ..............................           71,910
       100   USA Mobility, Inc. ..............................              755
                                                                 --------------
                                                                        266,962
                                                                 --------------
UTILITIES -- 1.1%
       925   Allete, Inc. ....................................           38,850
       613   Black Hills Corp. ...............................           19,653
       157   Integrys Energy Group, Inc. .....................            7,980
     2,139   ITC Holdings Corp. ..............................          109,324
       200   Ormat Technologies, Inc. ........................            9,836
                                                                 --------------
                                                                        185,643
                                                                 --------------
Total Common Stock (Cost $14,418,283)                                15,665,163
                                                                 --------------

PREFERRED STOCK -- 0.0%

HEALTH CARE -- 0.0%
        28   Inverness Medical Innovations, Inc. + ...........            6,636
                                                                 --------------

Total Preferred Stock (Cost $4,004)                                       6,636
                                                                 --------------

MONEY MARKET FUND -- 20.4%
 3,270,107   PNC Institutional Money Market Trust (b)(c) .....        3,270,107
                                                                 --------------

Total Money Market Fund (Cost $3,270,107)                             3,270,107
                                                                 --------------

Total Investments -- 118.2%
(Cost $17,692,394)                                                   18,941,906
Other Assets & Liabilities, Net -- (18.2)%                           (2,921,962)
                                                                 --------------
NET ASSETS -- 100.0%                                             $   16,019,944
                                                                 ==============

ADR -- American Depositary Receipt
PLC -- Public Limited Company

+     Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents the seven day annualized yield

(c) Investment purchased with proceeds from collateral received from securities on loan.

      Amounts designated as "--" are either $0 or have been rounded to $0.

Small Company Value Portfolio

  Shares                                                              Value
----------                                                       --------------
COMMON STOCK -- 99.0%

CONSUMER DISCRETIONARY -- 7.5%
     5,200   Aaron Rents, Inc.(a) ............................   $      116,116
     2,700   AFC Enterprises + ...............................           21,573
       600   Blue Nile, Inc. + ...............................           25,512
       100   Bluegreen Corp. + ...............................              605
     5,600   Bob Evans Farms, Inc. ...........................          160,160
     1,150   Charter Communications, Inc., Class A + .........            1,208
     2,100   Circuit City Stores, Inc.(a) ....................            6,069
       644   Coinstar, Inc. + ................................           21,065
       400   DeVry, Inc.(a) ..................................           21,448
     1,900   Fossil, Inc. + ..................................           55,233
       100   FTD Group, Inc. .................................            1,333
       100   Furniture Brands International, Inc.(a) .........            1,336
    12,800   Golfsmith International Holdings, Inc. + ........           29,184
     4,200   Gray Television, Inc. ...........................           12,054
     8,450   Hooker Furniture Corp. ..........................          146,354
       600   Iconix Brand Group, Inc. + ......................            7,248
       350   Interactive Data Corp. ..........................            8,796
       300   Jakks Pacific, Inc. + ...........................            6,555
       100   Matthews International Corp., Class A ...........            4,526
       300   Morningstar, Inc. + (a) .........................           21,609
       900   NetFlix, Inc. + (a) .............................           23,463
     6,805   NexCen Brands, Inc. + ...........................            3,811
    24,350   Pacific Sunwear of California + .................          207,706
       805   Peet's Coffee & Tea, Inc. + (a) .................           15,955
       305   priceline.com, Inc. + (a) .......................           35,215
       319   RCN Corp. + .....................................            3,439
        20   Regis Corp. .....................................              527
     2,800   Rent-A-Center, Inc. + ...........................           57,596
    16,902   RH Donnelley Corp. + (a) ........................           50,705
     5,300   Sauer-Danfoss, Inc. .............................          165,095
     2,300   Sotheby's(a) ....................................           60,651
     3,853   Source Interlink, Inc. + (a) ....................            8,515
       500   Spartan Motors, Inc. ............................            3,735
     2,441   Stamps.com, Inc. + ..............................           30,464
        94   Stewart Enterprises, Inc., Class A ..............              677
       100   Strayer Education, Inc. .........................           20,907
    16,300   Syntax-Brillian Corp. + (a) .....................            8,476
       900   Tupperware Brands Corp. .........................           30,798
       300   Tween Brands, Inc. + ............................            4,938
       750   Under Armour, Inc., Class A + (a) ...............           19,230
       200   Universal Electronics, Inc. + ...................            4,180
       765   Warnaco Group, Inc. (The) + .....................           33,714
                                                                 --------------
                                                                      1,457,781
                                                                 --------------
CONSUMER STAPLES -- 4.4%
       650   Andersons, Inc. (The) ...........................           26,462
     1,550   Cal-Maine Foods, Inc.(a) ........................           51,135
     7,300   Casey's General Stores, Inc. ....................          169,141
     3,300   Central Garden and Pet Co., Class A + ...........           13,530
     1,948   Corn Products International, Inc. ...............           95,665
        50   Fresh Del Monte Produce, Inc. + .................            1,179
     1,600   Prestige Brands Holdings, Inc. + ................           17,056
       800   Ralcorp Holdings, Inc. + (a) ....................           39,552
     4,527   Smithfield Foods, Inc. + (a) ....................           89,996
     2,822   Universal Corp. .................................          127,611
     7,450   WD-40 Co. .......................................          217,913
       100   Winn-Dixie Stores, Inc. + .......................            1,602
                                                                 --------------
                                                                        850,842
                                                                 --------------
ENERGY -- 11.6%
     6,400   Acergy SA ADR ...................................          142,464
       100   Allis-Chalmers Energy, Inc. + ...................            1,780
     5,025   Approach Resources, Inc. + ......................          134,620
     2,200   Arena Resources, Inc. + .........................          116,204
     1,500   ATP Oil & Gas Corp. + (a) .......................           59,205
     1,162   Basic Energy Services, Inc. + ...................           36,603

  Shares                                                              Value
----------                                                       --------------
ENERGY -- 11.6% (CONTINUED)
     2,700   Bill Barrett Corp. + ............................   $      160,407
     2,600   Brigham Exploration Co. + .......................           41,158
       600   Bristow Group, Inc. + ...........................           29,694
       800   Callon Petroleum Co. + ..........................           21,888
     7,400   Cano Petroleum, Inc. + ..........................           58,756
       350   Carrizo Oil & Gas, Inc. + .......................           23,832
       100   Complete Production Services, Inc. + ............            3,642
     7,100   Edge Petroleum Corp. + ..........................           38,269
       400   Encore Acquisition Co. + ........................           30,076
     6,870   Evergreen Energy, Inc. + (a) ....................           11,954
     1,337   Exterran Holdings, Inc. + .......................           95,582
     1,100   GMX Resources, Inc. + (a) .......................           81,510
     5,690   Grey Wolf, Inc. + ...............................           51,381
       500   Gulfmark Offshore, Inc. + .......................           29,090
     3,600   Gulfport Energy Corp. + .........................           59,292
       200   Harvest Natural Resources, Inc. + ...............            2,212
     1,450   Hercules Offshore, Inc. + .......................           55,129
     1,390   McMoRan Exploration Co. + (a) ...................           38,253
    15,416   Meridian Resource Corp. + .......................           45,477
       700   Newpark Resources + .............................            5,502
     2,023   Nova Biosource Fuels, Inc. + (a) ................            1,355
       800   Oil States International, Inc. + ................           50,752
     1,600   Parker Drilling Co. + ...........................           16,016
     3,069   PetroHawk Energy Corp. + ........................          142,125
     1,600   Petroleum Development Corp. + ...................          106,384
       100   Petroquest Energy, Inc. + .......................            2,690
       100   Pioneer Drilling Co. + ..........................            1,881
     1,000   Quest Resource Corp. + ..........................           11,410
     1,300   Rosetta Resources, Inc. + .......................           37,050
       800   Superior Well Services, Inc. + ..................           25,368
     1,600   Swift Energy Co. + ..............................          105,696
       100   TXCO Resources, Inc. + ..........................            1,176
    11,539   Vaalco Energy, Inc. + ...........................           97,735
        54   VeraSun Energy Corp. + (a) ......................              223
    14,850   Warren Resources, Inc. + ........................          217,998
       552   Whiting Petroleum Corp. + .......................           58,556
                                                                 --------------
                                                                      2,250,395
                                                                 --------------
FINANCIALS -- 24.7%
     1,290   Affiliated Managers Group, Inc. + (a) ...........          116,177
     1,893   Alexandria Real Estate Equities, Inc. (a) .......          184,266
     3,150   American Campus Communities, Inc. ...............           87,696
     5,881   Anworth Mortgage Asset Corp. ....................           38,285
     5,500   Apollo Investments + (a) ........................           78,815
     4,000   Ares Capital Corp. ..............................           40,320
       100   Ashford Hospitality Trust, Inc. .................              462
     5,000   Aspen Insurance Holdings, Ltd. ..................          118,350
     3,812   Assured Guaranty, Ltd.(a) .......................           68,578
        --   Asta Funding, Inc. ..............................               --
     8,505   Bancorp, Inc. + .................................           64,808
       100   Bank Mutual Corp. ...............................            1,004
       200   BankUnited Financial Corp., Class A(a) ..........              192
        72   BGC Partners, Inc., Class A + ...................              544
       500   Boston Private Financial Holdings, Inc. .........            2,835

     1,500   Brookline Bancorp, Inc. .........................           14,325
     3,600   Central Pacific Financial Corp. .................           38,376
       100   Chemical Financial Corp. ........................            2,040
    13,886   Citizens Republic Bancorp, Inc.(a) ..............           39,159
    10,000   Colonial BancGroup, Inc.(a) .....................           44,200
     1,400   Community Bank System, Inc. .....................           28,868
     1,392   CompuCredit Corp. + (a) .........................            8,352
     2,700   Corus Bankshares, Inc.(a) .......................           11,232
     3,100   Delphi Financial Group, Inc., Class A ...........           71,734
       100   Dime Community Bancshares .......................            1,651
     1,600   Downey Financial Corp.(a) .......................            4,432
       625   Enterprise Financial Services Corp.(a) ..........           11,781
     1,300   Entertainment Properties Trust ..................           64,272
        57   Equity One, Inc. ................................            1,171

Small Company Value Portfolio

  Shares                                                              Value
----------                                                       --------------
FINANCIALS -- 24.7% (CONTINUED)
     2,810   Financial Federal Corp. .........................   $       61,708
       680   First Citizens BancShares, Inc., Class A ........           94,853
       200   First Commonwealth Financial Corp. ..............            1,866
     1,060   First Community Bancshares, Inc. ................           29,892
       900   First Financial Bancorp .........................            8,280
       837   First Financial Bankshares, Inc. ................           38,343
     3,400   First Marblehead Corp.(a) .......................            8,738
     7,800   First Niagara Financial Group, Inc. .............          100,308
     1,200   FirstFed Financial Corp. + (a) ..................            9,648
     1,600   Flushing Financial Corp. ........................           30,320
     1,800   FNB Corp. .......................................           21,204
     1,900   Frontier Financial Corp.(a) .....................           16,188
       535   GAMCO Investors, Inc., Class A ..................           26,547
     1,600   Glacier Bancorp, Inc.(a) ........................           25,584
       850   Greenhill & Co., Inc.(a) ........................           45,781
        --   Hallmark Financial Services + ...................               --
     1,990   Hancock Holding Co. .............................           78,187
     1,700   Hanmi Financial Corp.(a) ........................            8,857
       274   Harleysville Group, Inc. ........................            9,269
     2,700   Hercules Technology Growth Capital, Inc. ........           24,111
     1,714   Highwoods Properties, Inc. ......................           53,854
     2,500   Home Properties, Inc. ...........................          120,150
     2,351   IBERIABANK Corp. ................................          104,548
       710   Imperial Capital Bancorp, Inc. ..................            4,068
       361   Independent Bank Corp. ..........................            8,606
       519   Independent Bank Corp.(a) .......................            2,076
    24,780   IndyMac Bancorp, Inc.(a) ........................           15,364
       100   International Bancshares Corp. ..................            2,137
     1,000   IPC Holdings, Ltd. ..............................           26,550
     1,298   Irwin Financial Corp.(a) ........................            3,492
     3,518   Jones Lang LaSalle, Inc. ........................          211,748
     5,900   Knight Capital Group, Inc., Class A + ...........          106,082
     1,100   Kohlberg Capital Corp. ..........................           11,000
     1,500   LaBranche & Co., Inc. + .........................           10,620
        50   Lakeland Financial Corp. ........................              954
       100   LaSalle Hotel Properties ........................            2,513
     1,765   LTC Properties, Inc. ............................           45,113
       600   Max Capital Group, Ltd. .........................           12,798
     8,400   MCG Capital Corp. ...............................           33,432
    16,400   MFA Mortgage Investments, Inc. ..................          106,928
     4,366   National Financial Partners Corp.(a) ............           86,534
       100   National Health Investors, Inc. .................            2,851
       212   National Penn Bancshares, Inc. ..................            2,815
     2,600   Nationwide Health Properties, Inc. ..............           81,874
       890   Navigators Group, Inc. + ........................           48,105
     1,116   NBT Bancorp, Inc. ...............................           23,001
     1,500   Ocwen Financial Corp. + .........................            6,975
     1,100   Odyssey Re Holdings Corp. .......................           39,050
        55   Old National Bancorp ............................              784
        17   Omega Healthcare Investors, Inc. ................              283
     1,200   Pacific Capital Bancorp NA(a) ...................           16,536
     3,000   PacWest Bancorp .................................           44,640
       370   Pennsylvania Real Estate Investment Trust .......            8,562
       500   Penson Worldwide, Inc. + ........................            5,975
     1,071   PFF Bancorp, Inc.(a) ............................            1,157
    14,054   Phoenix Cos., Inc. (The) ........................          106,951
     2,200   Pico Holdings, Inc. + ...........................           95,590
       400   Piper Jaffray + .................................           11,732
       100   Platinum Underwriters Holdings, Ltd. ............            3,261
     8,100   PMA Capital Corp., Class A + ....................           74,601
     2,087   Potlatch Corp. ..................................           94,165
     1,300   Prospect Capital Corp. ..........................           17,134
     2,322   Prosperity Bancshares, Inc. .....................           62,067
     2,100   Provident Bankshares Corp.(a) ...................           13,398
     3,800   Provident Financial Services, Inc. ..............           53,238
       100   RAIT Financial Trust (a) ........................              742
       350   Ramco-Gershenson Properties Trust ...............            7,189

  Shares                                                              Value
----------                                                       --------------
FINANCIALS -- 24.7% (CONTINUED)
       300   Realty Income Corp. (a) .........................   $        6,828
       600   RLI Corp. .......................................           29,682
     4,223   Safety Insurance Group, Inc. ....................          150,549
     2,850   Selective Insurance Group .......................           53,466
     1,200   Senior Housing Properties Trust .................           23,436
     2,300   South Financial Group, Inc. (The) ...............            9,016
       100   Sterling Bancorp NY .............................            1,195
     5,000   Sterling Bancshares, Inc. .......................           45,450
     1,615   Sterling Financial Corp.(a) .....................            6,686
     1,700   Susquehanna Bancshares, Inc. ....................           23,273
     2,050   SVB Financial Group + (a) .......................           98,625
     5,600   SWS Group, Inc. .................................           93,016
       100   Texas Capital Bancshares, Inc. + ................            1,600
     2,800   Tower Group, Inc. ...............................           59,332
     9,900   Trustco Bank Corp. ..............................           73,458
     7,600   UCBH Holdings, Inc.(a) ..........................           17,100
       700   UMB Financial Corp. .............................           35,889
     2,677   Umpqua Holdings Corp.(a) ........................           32,472
       200   United Bankshares, Inc. .........................            4,590
       100   United Community Banks, Inc.(a) .................              853
       300   United Fire & Casualty Co. ......................            8,079
    30,950   W Holding Co., Inc.(a) ..........................           26,308
       100   WesBanco, Inc. ..................................            1,715
     1,500   Westamerica Bancorporation(a) ...................           78,885
     7,105   Wilshire Bancorp, Inc. ..........................           60,890
       650   Wintrust Financial Corp. ........................           15,503
     3,350   WSFS Financial Corp. ............................          149,410
     3,550   Zenith National Insurance Corp. .................          124,818
                                                                 --------------
                                                                      4,806,976
                                                                 --------------
HEALTH CARE -- 6.7%
     3,366   Amsurg Corp., Class A + .........................           81,962
     1,000   Analogic Corp. ..................................           63,069
     1,000   Angiodynamics, Inc. + ...........................           13,620
     3,310   Arena Pharmaceuticals, Inc. + (a) ...............           17,179
     2,289   Bio-Rad Laboratories, Inc., Class A + ...........          185,157
     1,357   Chemed Corp. ....................................           49,680
     5,000   Community Health Systems, Inc. + ................          164,899
     1,681   Conmed Corp. + ..................................           44,631
       200   Cyberonics, Inc. + ..............................            4,340
     2,100   Cypress Bioscience, Inc. + ......................           15,099
       100   Eclipsys Corp. + ................................            1,836

     1,165   Greatbatch, Inc. + ..............................           20,155
       900   Haemonetics Corp. + .............................           49,914
       400   Hanger Orthopedic Group, Inc. + .................            6,596
       233   Inverness Medical Innovations, Inc. + (a) .......            7,729
       600   Magellan Health Services, Inc. + ................           22,218
     1,166   MannKind Corp. + (a) ............................            3,498
     1,100   Martek Biosciences Corp. + ......................           37,081
       800   Medicis Pharmaceutical Corp., Class A ...........           16,624
     1,500   Merit Medical Systems, Inc. + ...................           22,050
        39   Momenta Pharmaceuticals, Inc. + .................              480
     2,100   Neurocrine Biosciences, Inc. + ..................            8,799
     3,200   Nighthawk Radiology Holdings, Inc. + (a) ........           22,656
       500   Obagi Medical Products, Inc. + ..................            4,275
     5,500   Opko Health, Inc. + (a) .........................            8,360
     1,038   Owens & Minor, Inc. .............................           47,426
     2,000   Palomar Medical Technologies, Inc. + ............           19,960
       500   Par Pharmaceutical Cos., Inc. + .................            8,115
       200   Parexel International Corp. + ...................            5,262
     3,675   Penwest Pharmaceuticals Co. + (a) ...............            9,923
       100   Perrigo Co. .....................................            3,177
     3,400   PharmaNet Development Group, Inc. + .............           53,618
       250   Providence Service Corp. (The) + ................            5,278
     4,900   Salix Pharmaceuticals, Ltd. + ...................           34,447
     3,000   Sepracor, Inc. + ................................           59,760
     5,700   Skilled Healthcare Group, Inc., Class A + .......           76,494
       500   Symmetry Medical, Inc. + ........................            8,110

Small Company Value Portfolio

  Shares                                                              Value
----------                                                       --------------
HEALTH CARE -- 6.7% (CONTINUED)
     5,300   Viropharma, Inc. + ..............................   $       58,618
     1,400   Zoll Medical Corp. + ............................           47,138
                                                                 --------------
                                                                      1,309,233
                                                                 --------------
INDUSTRIALS -- 18.8%
     2,850   Acuity Brands, Inc. .............................          137,028
        --   AGCO Corp. + ....................................               --
       839   Air Transport Services Group, Inc. + ............              839
     2,500   Aircastle, Ltd.(a) ..............................           21,025
     5,200   Albany International Corp., Class A .............          150,799
       829   AO Smith Corp. ..................................           27,216
       700   Arkansas Best Corp.(a) ..........................           25,648
        60   Astec Industries, Inc. + ........................            1,928
     5,200   Belden, Inc. ....................................          176,176
     1,344   Blount International, Inc. + ....................           15,604
       200   Brady Corp., Class A ............................            6,906
    11,314   Briggs & Stratton Corp.(a) ......................          143,462
       816   Cascade Corp.(a) ................................           34,533
     8,669   CBIZ, Inc. + ....................................           68,919
     1,700   Ceradyne, Inc. + ................................           58,310
     1,000   Comfort Systems USA, Inc. .......................           13,440
     6,098   Corrections Corp of America + ...................          167,511
     1,850   Curtiss-Wright Corp. ............................           82,768
       600   Dollar Thrifty Automotive Group + ...............            5,670
       400   Dycom Industries, Inc. + ........................            5,808
       770   Dynamic Materials Corp.(a) ......................           25,372
     2,200   Eagle Bulk Shipping, Inc.(a) ....................           65,054
     2,400   Ennis, Inc. .....................................           37,560
     1,200   EnPro Industries, Inc. + ........................           44,808
     1,574   ESCO Technologies, Inc. + .......................           73,852
     1,800   ExpressJet Holdings, Inc. + (a) .................              990
       100   Flow International Corp. + ......................              780
       600   Forward Air Corp. ...............................           20,760
     1,640   FTI Consulting, Inc. + ..........................          112,273
       180   G&K Services, Inc., Class A .....................            5,483
       550   Gardner Denver, Inc. + ..........................           31,240
     1,600   Genco Shipping & Trading, Ltd. ..................          104,320
     4,756   GenCorp, Inc. + .................................           34,053
     1,650   General Cable Corp. + (a) .......................          100,403
    10,750   Gibraltar Industries, Inc. ......................          171,678
       900   GrafTech International, Ltd. + ..................           24,147
    20,200   Griffon Corp. + .................................          176,952
     1,200   Heartland Express, Inc.(a) ......................           17,892
        69   ICT Group, Inc. + ...............................              566
     2,550   Kadant, Inc. + ..................................           57,630
     1,872   Kaman Corp. .....................................           42,607
     3,400   Kennametal, Inc. ................................          110,670
       450   Ladish Co., Inc. + ..............................            9,266
     1,600   Layne Christensen Co. + .........................           70,064
     3,100   Lincoln Electric Holdings, Inc. .................          243,969
    15,000   Marten Transport, Ltd. + ........................          239,550
     1,200   Mine Safety Appliances Co. ......................           47,988
       700   Mobile Mini, Inc. + .............................           14,000
       890   Moog, Inc., Class A + ...........................           33,144
       100   MPS Group, Inc. + ...............................            1,063
       600   Mueller Water Products, Inc., Class A ...........            4,842
     1,400   NCI Building Systems, Inc. + ....................           51,422
     3,250   Otter Tail Corp. ................................          126,198
       100   PeopleSupport, Inc. + ...........................              850
       100   Quanex Building Products Corp. ..................            1,486
     3,350   RBC Bearings, Inc. + ............................          111,622
     1,300   Regal-Beloit Corp. ..............................           54,925
       200   Robbins & Myers, Inc. ...........................            9,974
     1,850   Rollins, Inc. ...................................           27,417
       100   Superior Essex, Inc. + ..........................            4,463
       300   TBS International, Ltd., Class A + (a) ..........           11,985
     1,600   Tredegar Corp. ..................................           23,520
     2,987   United Stationers, Inc. + .......................          110,370

  Shares                                                              Value
----------                                                       --------------
INDUSTRIALS -- 18.8% (CONTINUED)
     7,100   US Airways Group, Inc. + (a) ....................   $       17,750
       150   Viad Corp. ......................................            3,869
       350   Wabtec Corp. ....................................           17,017
       500   Waste Connections, Inc. + .......................           15,965
       100   YRC Worldwide, Inc. + (a) .......................            1,487
                                                                 --------------
                                                                      3,656,886
                                                                 --------------
INFORMATION TECHNOLOGY -- 11.2%
     3,300   3Com Corp. + ....................................            6,996
     2,919   Actel Corp. + ...................................           49,185
     3,300   Acxiom Corp. ....................................           37,917
     2,400   Advanced Energy Industries, Inc. + ..............           32,880
       100   Anaren, Inc. + ..................................            1,057
     1,150   Anixter International, Inc. + (a) ...............           68,414
       600   Ansys, Inc. + ...................................           28,272
       976   Applied Micro Circuits Corp. + ..................            8,355
        30   Ariba, Inc. + ...................................              441
     2,033   Arris Group, Inc. + (a) .........................           17,179
        95   Art Technology Group, Inc. + ....................              304
     1,550   Avid Technology, Inc. + (a) .....................           26,335
     2,750   Avocent Corp. + .................................           51,150
        49   Axcelis Technologies, Inc. + ....................              239
        75   Benchmark Electronics, Inc. + ...................            1,226
     3,400   BigBand Networks, Inc. + ........................           16,082
     2,342   Checkpoint Systems, Inc. + ......................           48,901
     7,800   Cirrus Logic, Inc. + ............................           43,368
       500   Cognex Corp. ....................................           11,525
     1,700   CommScope, Inc. + (a) ...........................           89,708

     5,730   CTS Corp. .......................................           57,587
     2,865   Cybersource Corp. + .............................           47,931
        30   DG FastChannel, Inc. + (a) ......................              518
     2,000   Digi International, Inc. + ......................           15,700
       100   Electro Scientific Industries, Inc. + ...........            1,417
     5,399   Electronics for Imaging, Inc. + .................           78,825
       466   Entegris, Inc. + ................................            3,052
     1,000   Flir Systems, Inc. + ............................           40,570
    15,100   GSI Group, Inc. + ...............................          117,176
       360   Imation Corp. ...................................            8,251
     1,715   Internet Capital Group, Inc. + ..................           13,257
       100   IPG Photonics Corp. + ...........................            1,881
       550   Itron, Inc. + (a) ...............................           54,093
    12,650   Keithley Instruments, Inc. ......................          120,175
     3,810   Kemet Corp. + ...................................           12,344
     1,700   Lattice Semiconductor Corp. + ...................            5,321
     2,500   Macrovision Solutions Corp. + ...................           37,400
     3,254   Marchex, Inc., Class B(a) .......................           40,089
    12,200   Mattson Technology, Inc. + ......................           58,072
     2,750   Microsemi Corp. + ...............................           69,245
    10,300   MIPS Technologies, Inc. + .......................           38,625
       200   MKS Instruments, Inc. + .........................            4,380
     1,400   MRV Communications, Inc. + ......................            1,666
       400   MTS Systems Corp. ...............................           14,352
     2,644   Multi-Fineline Electronix, Inc. + (a) ...........           73,159
        --   Nextwave Wireless, Inc. + .......................               --
     1,800   Omnivision Technologies, Inc. + (a) .............           21,762
       200   Park Electrochemical Corp. ......................            4,862
         2   PDF Solutions, Inc. + ...........................               12
       100   Perot Systems Corp., Class A + ..................            1,501
    34,300   Quantum Corp. + .................................           46,305
       100   Rackable Systems, Inc. + ........................            1,340
       100   Radisys Corp. + .................................              906
     9,800   RealNetworks, Inc. + ............................           64,681
     3,400   Rogers Corp. + ..................................          127,805
     1,024   Rudolph Technologies, Inc. + ....................            7,885
    18,100   Sanmina-SCI Corp. + .............................           23,168
       400   SAVVIS, Inc. + (a) ..............................            5,164
       100   Semitool, Inc. + ................................              751
     3,673   Silicon Storage Technology, Inc. + ..............           10,174

Small Company Value Portfolio

  Shares                                                              Value
----------                                                       --------------
INFORMATION TECHNOLOGY -- 11.2% (CONTINUED)
     1,350   SiRF Technology Holdings, Inc. + (a) ............   $        5,832
       642   Skyworks Solutions, Inc. + ......................            6,337
     2,800   Spansion, Inc., Class A + .......................            6,300
     5,336   Standard Microsystems Corp. + ...................          144,872
     8,424   Symyx Technologies + ............................           58,800
       790   SYNNEX Corp. + ..................................           19,821
       100   Technitrol, Inc. ................................            1,699
       350   TeleTech Holdings, Inc. + .......................            6,986
       100   Tessera Technologies, Inc. + ....................            1,637
    10,700   TIBCO Software, Inc. + ..........................           81,855
       100   TNS, Inc. + .....................................            2,396
       800   TriQuint Semiconductor, Inc. + ..................            4,848
     2,800   United Online, Inc. .............................           28,084
       140   Veeco Instruments, Inc. + .......................            2,251
       800   VeriFone Holdings, Inc. + .......................            9,560
        93   Vignette Corp. + ................................            1,116
     1,508   Zoran Corp. + ...................................           17,644
                                                                 --------------
                                                                      2,170,974
                                                                 --------------
MATERIALS -- 9.3%
     7,626   AbitibiBowater, Inc. ............................           71,151
     4,050   Aptargroup, Inc. ................................          169,898
     2,518   Arch Chemicals, Inc. ............................           83,472
    10,400   Buckeye Technologies, Inc. + ....................           87,984
     1,200   Century Aluminum Co. + ..........................           79,788
     4,100   Coeur d'Alene Mines Corp. + (a) .................           11,890
       750   Compass Minerals International, Inc. ............           60,420
    16,900   Domtar Corp. + ..................................           92,105
     3,900   Ferro Corp. .....................................           73,164
       100   Flotek Industries, Inc. + (a) ...................            2,062
     6,550   Glatfelter ......................................           88,491
     2,390   HB Fuller Co. ...................................           53,632
     8,281   Hercules, Inc.(a) ...............................          140,197
       600   Innospec, Inc. ..................................           11,292
     1,490   OM Group, Inc. + ................................           48,857
       650   Royal Gold, Inc. ................................           20,384
       400   RTI International Metals, Inc. + ................           14,248
    18,450   Sappi, Ltd. ADR(a) ..............................          219,370
       100   ShengdaTech, Inc. + (a) .........................              993
     1,500   Silgan Holdings, Inc. ...........................           76,110
    20,300   Temple-Inland, Inc.(a) ..........................          228,781
        --   Texas Industries, Inc. ..........................               --
    22,400   Wausau Paper Corp. ..............................          172,703
                                                                 --------------
                                                                      1,806,992
                                                                 --------------
TELECOMMUNICATION SERVICES -- 0.6%
       371   Alaska Communications Systems Group, Inc.(a) ....            4,430
    17,170   Cincinnati Bell, Inc. + .........................           68,336
     6,897   FiberTower Corp. + ..............................            9,656
       950   tw telecom, Inc. + ..............................           15,229
     3,000   USA Mobility, Inc. ..............................           22,650
                                                                 --------------
                                                                        120,301
                                                                 --------------
UTILITIES -- 4.2%
     1,750   Allete, Inc. ....................................           73,500
     9,217   Black Hills Corp. ...............................          295,497
     2,000   El Paso Electric Co. + ..........................           39,600
     1,974   Northwest Natural Gas Co. .......................           91,317
     4,250   NorthWestern Corp. ..............................          108,035
       950   Ormat Technologies, Inc.(a) .....................           46,721
     6,070   PNM Resources, Inc.(a) ..........................           72,597
       600   Portland General Electric Co. ...................           13,512
     2,750   Unisource Energy Corp. ..........................           85,278
                                                                 --------------
                                                                        826,057
                                                                 --------------
Total Common Stock (Cost $20,100,271)                                19,256,437
                                                                 --------------

  Shares                                                              Value
----------                                                       --------------
MONEY MARKET FUND -- 17.1%
 3,327,705   PNC Institutional Money Market Trust (b)(c) .....   $    3,327,705
                                                                 --------------

Total Money Market Fund (Cost $3,327,705)                             3,327,705
                                                                 --------------

Total Investments -- 116.1%
(Cost $23,427,976)                                                   22,584,142
Other Assets & Liabilities, Net -- (16.1)%                           (3,123,646)
                                                                 --------------
NET ASSETS -- 100.0%                                             $   19,460,495
                                                                 ==============

ADR -- American Depositary Receipt

+     Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents the seven day annualized yield.

(c) Investment purchased with proceeds from collateral received from securities on loan.

Small Company Value Portfolio

      Amounts designated as "--" are either $0 or have been rounded to $0.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Wilshire Mutual Funds, Inc.


                                       /s/  Lawrence E. Davanzo
By (Signature and Title)*              -----------------------------------
                                       Lawrence E. Davanzo, President
                                       (principal executive officer)

Date August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
                                       /s/ Lawrence E. Davanzo
By (Signature and Title)*              -----------------------------------
                                       Lawrence E. Davanzo, President
                                       (principal executive officer)

Date August 29, 2008
                                       /s/ Helen Thompson
By (Signature and Title)*              -----------------------------------
                                       Helen Thompson, Treasurer
                                       (principal financial officer)

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.